UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 29, 2009

                   Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
CORPORATE BONDS & NOTES: 20.58%
AGRICULTURAL SERVICES: 0.01%
$      150,000   BUNGE LIMITED FINANCE CORPORATION                                      5.10%        07/15/2015    $      103,587
                                                                                                                   --------------
APPAREL & ACCESSORY STORES: 0.04%
       150,000   JCPENNEY CORPORATION INCORPORATED                                      6.38         10/15/2036            91,451
       250,000   JCPENNEY CORPORATION INCORPORATED                                      7.95         04/01/2017           205,963
        65,000   KOHL'S CORPORATION                                                     6.00         01/15/2033            40,498
        65,000   LIMITED BRANDS                                                         5.25         11/01/2014            37,279
                                                                                                                          375,191
                                                                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.01%
       100,000   VF CORPORATION                                                         5.95         11/01/2017            86,301
                                                                                                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
       100,000   AUTOZONE INCORPORATED                                                  6.50         01/15/2014            86,570
       250,000   JOHNSON CONTROLS INCORPORATED                                          5.50         01/15/2016           195,229
                                                                                                                          281,799
                                                                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
       100,000   RYDER SYSTEM INCORPORATED SERIES MTN                                   5.85         03/01/2014            76,648
                                                                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
        65,000   MDC HOLDINGS INCORPORATED                                              5.38         07/01/2015            63,062
        65,000   TOLL BROTHERS FINANCE CORPORATION                                      5.15         05/15/2015            44,178
                                                                                                                          107,240
                                                                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.22%
       150,000   BROWN-FORMAN CORPORATION                                               5.20         04/01/2012           147,416
       180,000   CRH AMERICA INCORPORATED                                               5.30         10/15/2013           135,270
       100,000   CRH AMERICA INCORPORATED                                               5.63         09/30/2011            76,777
        50,000   CRH AMERICA INCORPORATED                                               6.00         09/30/2016            33,626
       200,000   CRH AMERICA INCORPORATED                                               8.13         07/15/2018           150,773
       180,000   HOME DEPOT INCORPORATED                                                4.63         08/15/2010           171,096
       100,000   HOME DEPOT INCORPORATED                                                5.20         03/01/2011            92,958
        50,000   HOME DEPOT INCORPORATED                                                5.25         12/16/2013            43,447
       680,000   HOME DEPOT INCORPORATED                                                5.40         03/01/2016           542,846
       250,000   HOME DEPOT INCORPORATED                                                5.88         12/16/2036           161,664
       400,000   LOWE'S COMPANIES INCORPORATED                                          5.00         10/15/2015           376,074
        75,000   LOWE'S COMPANIES INCORPORATED                                          6.50         03/15/2029            60,627
                                                                                                                        1,992,574
                                                                                                                   --------------
BUSINESS SERVICES: 0.32%
       150,000   COMPUTER SCIENCES CORPORATION++                                        6.50         03/15/2018           119,774
       180,000   ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                           6.00         08/01/2013           179,622
       100,000   FISERV INCORPORATED                                                    6.13         11/20/2012            92,544
       100,000   FISERV INCORPORATED                                                    6.80         11/20/2017            81,799
     1,725,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.00         06/15/2012         1,715,421
       300,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.30         05/01/2012           205,248
       130,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.65         06/01/2014            83,972
       250,000   ORACLE CORPORATION                                                     5.75         04/15/2018           234,311
       250,000   ORACLE CORPORATION                                                     6.50         04/15/2038           227,304
                                                                                                                        2,939,995
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 1.02%
       150,000   ABBOTT LABORATORIES                                                    5.60         05/15/2011           155,099

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
$    1,000,000   ABBOTT LABORATORIES                                                    5.60%        11/30/2017    $      999,295
       150,000   ABBOTT LABORATORIES                                                    5.88         05/15/2016           153,904
       100,000   AMGEN INCORPORATED                                                     6.38         06/01/2037            90,068
       750,000   BRISTOL-MYERS SQUIBB COMPANY                                           5.88         11/15/2036           676,605
       150,000   CLOROX COMPANY                                                         5.00         03/01/2013           141,225
       300,000   CLOROX COMPANY                                                         5.00         01/15/2015           264,501
       100,000   CLOROX COMPANY                                                         5.45         10/15/2012            97,613
        90,000   CLOROX COMPANY                                                         5.95         10/15/2017            80,750
       100,000   COLGATE-PALMOLIVE COMPANY SERIES MTN                                   5.20         11/07/2016            98,890
       100,000   DOW CHEMICAL COMPANY                                                   6.00         10/01/2012            97,159
       100,000   DOW CHEMICAL COMPANY                                                   7.38         11/01/2029            89,342
       565,000   E.I. DU PONT DE NEMOURS & COMPANY                                      4.88         04/30/2014           543,006
       200,000   E.I. DU PONT DE NEMOURS & COMPANY                                      5.00         07/15/2013           199,991
        50,000   E.I. DU PONT DE NEMOURS & COMPANY                                      5.25         12/15/2016            47,149
        25,000   E.I. DU PONT DE NEMOURS & COMPANY                                      5.60         12/15/2036            21,768
       250,000   E.I. DU PONT DE NEMOURS & COMPANY                                      6.00         07/15/2018           245,340
       200,000   EASTMAN CHEMICAL COMPANY                                               7.60         02/01/2027           190,540
       400,000   ELI LILLY & COMPANY                                                    5.50         03/15/2027           373,678
       100,000   ESTEE LAUDER COMPANIES INCORPORATED                                    7.75         11/01/2013           104,538
       125,000   GENENTECH INCORPORATED                                                 4.40         07/15/2010           125,521
       250,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                   4.38         04/15/2014           239,657
       250,000   JOHNSON & JOHNSON                                                      5.55         08/15/2017           267,593
       300,000   JOHNSON & JOHNSON                                                      5.85         07/15/2038           310,755
        65,000   LUBRIZOL CORPORATION                                                   5.50         10/01/2014            56,384
       150,000   MERCK & COMPANY INCORPORATED                                           5.75         11/15/2036           138,842
        65,000   MERCK & COMPANY INCORPORATED                                           5.95         12/01/2028            64,323
       100,000   MONSANTO COMPANY                                                       5.50         08/15/2025            88,037
       300,000   PFIZER INCORPORATED                                                    4.50         02/15/2014           303,299
        50,000   PPG INDUSTRIES INCORPORATED                                            5.75         03/15/2013            48,251
       100,000   PPG INDUSTRIES INCORPORATED                                            6.65         03/15/2018            94,628
        75,000   PRAXAIR INCORPORATED                                                   5.38         11/01/2016            69,227
       150,000   PRAXAIR INCORPORATED                                                   6.38         04/01/2012           156,668
       500,000   PROCTER & GAMBLE COMPANY                                               4.85         12/15/2015           516,053
       100,000   PROCTER & GAMBLE COMPANY                                               5.80         08/15/2034            98,028
        75,000   ROHM & HAAS COMPANY                                                    7.85         07/15/2029            72,040
       225,000   SCHERING-PLOUGH CORPORATION                                            6.55         09/15/2037           198,624
       120,000   SCHERING-PLOUGH CORPORATION                                            6.75         12/01/2033           109,867
       200,000   TEVA PHARMACEUTICAL FINANCE LLC                                        6.15         02/01/2036           171,857
       500,000   WYETH                                                                  5.45         04/01/2017           472,428
       180,000   WYETH                                                                  5.50         02/15/2016           176,044
       625,000   WYETH                                                                  6.00         02/15/2036           569,055
       300,000   WYETH                                                                  6.95         03/15/2011           310,292
                                                                                                                        9,327,934
                                                                                                                   --------------
COMMUNICATIONS: 2.05%
        65,000   AMERICA MOVIL SA DE CV                                                 6.38         03/01/2035            51,452
       325,000   AT&T INCORPORATED                                                      5.10         09/15/2014           291,519
     1,000,000   AT&T INCORPORATED                                                      5.50         02/01/2018           862,259
       500,000   AT&T INCORPORATED                                                      5.60         05/15/2018           432,993
       300,000   AT&T INCORPORATED                                                      6.25         03/15/2011           299,009
       570,000   AT&T INCORPORATED                                                      6.50         09/01/2037           468,643
       200,000   AT&T INCORPORATED                                                      6.70         11/15/2013           199,145
       550,000   AT&T INCORPORATED                                                      8.00         11/15/2031           506,734
       360,000   AT&T WIRELESS                                                          7.88         03/01/2011           364,506
     1,000,000   AT&T WIRELESS                                                          8.13         05/01/2012         1,013,857
       225,000   AT&T WIRELESS                                                          8.75         03/01/2031           217,424
       250,000   BELLSOUTH CAPITAL FUNDING CORPORATION                                  7.88         02/15/2030           230,073
       325,000   BELLSOUTH CORPORATION                                                  5.20         09/15/2014           291,613
       180,000   BELLSOUTH CORPORATION                                                  6.00         11/15/2034           136,110
       180,000   BELLSOUTH CORPORATION                                                  6.55         06/15/2034           145,628
       180,000   BRITISH TELEPHONE PLC                                                  8.63         12/15/2010           179,700
       180,000   CBS CORPORATION                                                        4.63         05/15/2018           111,215

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
COMMUNICATIONS (continued)
$      100,000   CENTURYTEL INCORPORATED                                                5.00%        02/15/2015    $       72,000
       240,000   CENTURYTEL INCORPORATED                                                6.00         04/01/2017           172,800
     1,000,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                     8.38         03/15/2013           998,834
       350,000   COMCAST CABLE HOLDINGS LLC                                             7.13         02/15/2028           289,368
       100,000   COMCAST CORPORATION                                                    4.95         06/15/2016            82,174
       300,000   COMCAST CORPORATION                                                    5.30         01/15/2014           263,471
       200,000   COMCAST CORPORATION                                                    5.45         11/15/2010           192,565
        75,000   COMCAST CORPORATION                                                    5.88         02/15/2018            63,687
       225,000   COMCAST CORPORATION                                                    5.90         03/15/2016           196,289
       500,000   COMCAST CORPORATION                                                    6.30         11/15/2017           440,148
       150,000   COMCAST CORPORATION                                                    6.45         03/15/2037           117,850
       200,000   COMCAST CORPORATION                                                    6.50         11/15/2035           158,742
       400,000   COMCAST CORPORATION<<                                                  6.95         08/15/2037           335,416
       180,000   COX COMMUNICATIONS INCORPORATED                                        4.63         01/15/2010           168,953
       180,000   COX COMMUNICATIONS INCORPORATED                                        5.45         12/15/2014           159,431
       300,000   COX COMMUNICATIONS INCORPORATED                                        7.13         10/01/2012           284,812
       100,000   EMBARQ CORPORATION                                                     6.74         06/01/2013            79,000
       350,000   EMBARQ CORPORATION                                                     7.08         06/01/2016           248,500
       120,000   MOTOROLA INCORPORATED                                                  7.63         11/15/2010           111,166
       300,000   QWEST CORPORATION                                                      6.88         09/15/2033           179,250
       500,000   QWEST CORPORATION                                                      7.50         06/15/2023           320,000
        65,000   REED ELSEVIER CAPITAL INCORPORATED                                     4.63         06/15/2012            56,700
       415,000   TELECOM ITALIA CAPITAL SA                                              5.25         11/15/2013           315,400
       150,000   TIME WARNER CABLE INCORPORATED                                         5.85         05/01/2017           125,931
       250,000   TIME WARNER CABLE INCORPORATED                                         6.55         05/01/2037           192,361
     1,000,000   TIME WARNER CABLE INCORPORATED                                         6.75         07/01/2018           877,036
       150,000   TIME WARNER CABLE INCORPORATED                                         8.25         02/14/2014           148,100
       100,000   TIME WARNER CABLE INCORPORATED                                         8.75         02/14/2019            98,240
       250,000   TIME WARNER COMPANIES INCORPORATED                                     7.57         02/01/2024           214,214
       150,000   TIME WARNER ENTERTAINMENT COMPANY LP                                   8.38         07/15/2033           128,972
        50,000   TIME WARNER CABLE INCORPORATED                                         6.50         11/15/2036            36,887
       360,000   TIME WARNER CABLE INCORPORATED                                         6.88         05/01/2012           331,477
       325,000   TIME WARNER CABLE INCORPORATED                                         7.63         04/15/2031           279,383
       300,000   TIME WARNER CABLE INCORPORATED                                         7.70         05/01/2032           259,478
       300,000   VERIZON (NEW JERSEY) INCORPORATED SERIES A                             5.88         01/17/2012           281,466
       250,000   VERIZON COMMUNICATIONS INCORPORATED                                    6.25         04/01/2037           196,548
       500,000   VERIZON COMMUNICATIONS INCORPORATED                                    6.90         04/15/2038           417,540
       800,000   VERIZON COMMUNICATIONS INCORPORATED                                    8.75         11/01/2018           800,205
       325,000   VERIZON GLOBAL FUNDING CORPORATION                                     4.90         09/15/2015           279,675
       100,000   VERIZON GLOBAL FUNDING CORPORATION                                     5.85         09/15/2035            76,372
       500,000   VERIZON GLOBAL FUNDING CORPORATION                                     7.25         12/01/2010           507,251
     1,000,000   VERIZON GLOBAL FUNDING CORPORATION                                     7.38         09/01/2012           998,963
       350,000   VERIZON GLOBAL FUNDING CORPORATION                                     7.75         12/01/2030           311,343
       200,000   VIACOM INCORPORATED                                                    5.50         05/15/2033           113,434
       180,000   VIACOM INCORPORATED                                                    5.75         04/30/2011           164,024
       480,000   VIACOM INCORPORATED                                                    6.25         04/30/2016           397,988
        50,000   VIACOM INCORPORATED                                                    6.75         10/05/2037            36,502
       180,000   VIACOM INCORPORATED                                                    6.88         04/30/2036           130,117
       300,000   VODAFONE GROUP PLC                                                     7.75         02/15/2010           299,229
                                                                                                                       18,811,172
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 3.41%
       150,000   ABBEY NATIONAL CAPITAL TRUST I+/-                                      8.96         12/31/2049           118,551
       180,000   BAC CAPITAL TRUST VI                                                   5.63         03/08/2035           133,658
       200,000   BAC CAPITAL TRUST XI                                                   6.63         05/23/2036           130,831
        50,000   BAC CAPITAL TRUST XIV+/-                                               5.63         12/31/2049            21,034
     1,250,000   BANK OF AMERICA CORPORATION                                            4.50         08/01/2010         1,241,215
       250,000   BANK OF AMERICA CORPORATION                                            4.75         08/01/2015           227,532
     1,500,000   BANK OF AMERICA CORPORATION                                            5.38         09/11/2012         1,469,217
       700,000   BANK OF AMERICA CORPORATION                                            5.38         06/15/2014           664,892
       250,000   BANK OF AMERICA CORPORATION                                            5.49         03/15/2019           197,687
       100,000   BANK OF AMERICA CORPORATION                                            5.63         10/14/2016            91,826

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
DEPOSITORY INSTITUTIONS (continued)
$      500,000   BANK OF AMERICA CORPORATION                                            5.75%        12/01/2017    $      466,342
     1,000,000   BANK OF AMERICA CORPORATION                                            7.80         02/15/2010         1,013,553
       500,000   BANK OF AMERICA CORPORATION SERIES MTN                                 4.90         05/01/2013           478,008
       800,000   BANK OF AMERICA CORPORATION SERIES BKNT                                6.00         10/15/2036           688,558
       450,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                         4.95         01/14/2011           448,901
       150,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                         4.95         11/01/2012           148,922
       500,000   BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                        7.40         06/15/2011           479,989
       240,000   BANK ONE CORPORATION                                                   7.63         10/15/2026           239,387
       250,000   BANK ONE CORPORATION                                                   8.00         04/29/2027           244,104
       100,000   BB&T CAPITAL TRUST IV+/-                                               6.82         06/12/2049            58,318
       250,000   BB&T CORPORATION                                                       5.20         12/23/2015           223,565
       900,000   CITIGROUP INCORPORATED                                                 5.00         09/15/2014           737,887
     1,000,000   CITIGROUP INCORPORATED                                                 5.30         10/17/2012           912,743
       700,000   CITIGROUP INCORPORATED                                                 5.50         04/11/2013           637,053
     1,000,000   CITIGROUP INCORPORATED<<                                               5.50         02/15/2017           809,370
       750,000   CITIGROUP INCORPORATED                                                 5.63         08/27/2012           668,285
     1,000,000   CITIGROUP INCORPORATED<<                                               6.13         05/15/2018           913,985
       625,000   CITIGROUP INCORPORATED                                                 6.50         01/18/2011           608,303
       250,000   CITIGROUP INCORPORATED                                                 6.50         08/19/2013           238,099
       500,000   CITIGROUP INCORPORATED                                                 6.88         03/05/2038           464,199
       500,000   COMERCIA BANK SERIES BKNT                                              5.75         11/21/2016           389,333
       100,000   COMERICA CAPITAL TRUST II+/-                                           6.58         02/20/2037            38,143
       100,000   DEUTSCHE BANK FINANCIAL LLC                                            5.38         03/02/2015            87,535
       500,000   FIFTH THIRD BANCORP                                                    5.45         01/15/2017           399,073
       200,000   HSBC BANK USA NA NEW YORK                                              4.63         04/01/2014           180,965
       225,000   HSBC BANK USA NA NEW YORK SERIES BKNT                                  5.63         08/15/2035           178,821
       250,000   JPMORGAN CHASE & COMPANY                                               5.25         05/01/2015           233,358
     2,000,000   JPMORGAN CHASE & COMPANY                                               5.38         10/01/2012         1,973,258
       600,000   JPMORGAN CHASE & COMPANY                                               5.60         06/01/2011           593,105
     1,000,000   JPMORGAN CHASE & COMPANY                                               6.00         01/15/2018           965,172
       800,000   JPMORGAN CHASE & COMPANY                                               6.63         03/15/2012           788,914
       350,000   KEYBANK NA                                                             5.80         07/01/2014           304,887
       250,000   M&I MARSHALL & ILSLEY BANK SERIES BKNT                                 5.00         01/17/2017           163,763
       200,000   MELLON FUNDING CORPORATION                                             5.00         12/01/2014           176,087
       100,000   MELLON FUNDING CORPORATION                                             5.20         05/15/2014            90,322
       360,000   NATIONAL CITY CORPORATION                                              4.90         01/15/2015           301,546
       450,000   PNC FUNDING CORPORATION                                                5.13         12/14/2010           450,405
       250,000   REGIONS BANK                                                           6.45         06/26/2037           165,772
       150,000   SUNTRUST BANK                                                          5.00         09/01/2015           125,805
       250,000   SUNTRUST CAPITAL VIII+/-                                               6.10         12/15/2049           158,480
       200,000   UBS AG STAMFORD CT                                                     5.88         07/15/2016           179,162
       360,000   UBS PREFERRED FUNDING TRUST I+/-                                       8.62         12/31/2049           272,042
       200,000   UNION BANK OF CALIFORNIA SERIES BKNT                                   5.95         05/11/2016           151,490
       275,000   US BANK NA SERIES BKNT                                                 4.95         10/30/2014           258,021
        50,000   USB CAPITAL IX+/-                                                      6.19         12/31/2049            26,000
       250,000   WACHOVIA BANK NA(l)                                                    5.85         02/01/2037           204,311
       150,000   WACHOVIA CAPITAL TRUST I+/-(l)                                         5.80         03/15/2042            64,500
       300,000   WACHOVIA CORPORATION(l)                                                5.25         08/01/2014           247,945
       400,000   WACHOVIA CORPORATION(l)                                                5.50         08/01/2035           281,741
       500,000   WACHOVIA CORPORATION(l)                                                5.63         10/15/2016           414,293
     1,000,000   WACHOVIA CORPORATION(l)                                                5.75         02/01/2018           901,249
       700,000   WACHOVIA CORPORATION SERIES MTN(l)                                     5.50         05/01/2013           663,369
       900,000   WELLS FARGO & COMPANY(l)                                               4.20         01/15/2010           895,401
     1,000,000   WELLS FARGO & COMPANY(l)                                               5.25         10/23/2012           985,884
     1,500,000   WELLS FARGO & COMPANY(l)                                               5.30         08/26/2011         1,506,989
     1,000,000   WELLS FARGO & COMPANY(l)                                               5.63         12/11/2017           948,632
       500,000   WELLS FARGO BANK NA(l)                                                 4.75         02/09/2015           453,103
       150,000   WELLS FARGO BANK NA(l)                                                 5.95         08/26/2036           135,113
        75,000   WESTERN UNION COMPANY                                                  5.40         11/17/2011            71,420
        75,000   WESTERN UNION COMPANY                                                  5.93         10/01/2016            65,224
        75,000   WESTERN UNION COMPANY                                                  6.20         11/17/2036            52,798
                                                                                                                       31,319,445
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
EATING & DRINKING PLACES: 0.20%
$      750,000   BOTTLING GROUP LLC                                                     6.95%        03/15/2014    $      785,490
       250,000   DARDEN RESTAURANTS INCORPORATED                                        5.63         10/15/2012           224,797
       105,000   DARDEN RESTAURANTS INCORPORATED                                        6.20         10/15/2017            81,570
        20,000   DARDEN RESTAURANTS INCORPORATED                                        6.80         10/15/2037            12,534
       100,000   MCDONALD'S CORPORATION                                                 5.80         10/15/2017            99,923
       150,000   MCDONALD'S CORPORATION                                                 6.30         10/15/2037           141,456
       100,000   MCDONALD'S CORPORATION SERIES MTN                                      4.30         03/01/2013           100,593
       100,000   MCDONALD'S CORPORATION SERIES MTN                                      5.35         03/01/2018            97,783
       100,000   MCDONALD'S CORPORATION SERIES MTN                                      6.30         03/01/2038            94,886
        50,000   YUM! BRANDS INCORPORATED                                               6.25         03/15/2018            41,160
        50,000   YUM! BRANDS INCORPORATED                                               6.88         11/15/2037            34,952
       120,000   YUM! BRANDS INCORPORATED                                               8.88         04/15/2011           120,677
                                                                                                                        1,835,821
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.24%
       105,000   ALABAMA POWER COMPANY                                                  6.13         05/15/2038            92,974
       100,000   AMEREN ENERGY GENERATING COMPANY SERIES H                              7.00         04/15/2018            88,579
       100,000   AMEREN UNION ELECTRIC                                                  6.00         04/01/2018            84,596
        75,000   AMEREN UNION ELECTRIC                                                  5.40         02/01/2016            63,373
       100,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                  5.38         03/15/2010            96,888
       750,000   AMERICAN WATER CAPITAL CORPORATION                                     6.09         10/15/2017           634,121
       100,000   APPALACHIAN POWER COMPANY                                              7.00         04/01/2038            84,781
       315,000   APPALACHIAN POWER COMPANY SERIES L                                     5.80         10/01/2035           225,547
       500,000   ARIZONA PUBLIC SERVICE COMPANY                                         6.38         10/15/2011           463,831
        65,000   ATLANTIC CITY ELECTRIC COMPANY                                         7.75         11/15/2018            68,859
       100,000   ATMOS ENERGY CORPORATION                                               4.95         10/15/2014            84,001
        50,000   ATMOS ENERGY CORPORATION                                               6.35         06/15/2017            42,317
       180,000   CAROLINA POWER & LIGHT COMPANY                                         5.25         12/15/2015           174,708
       450,000   CENTERPOINT ENERGY HOUSTON SERIES J2                                   5.70         03/15/2013           414,518
       150,000   CENTERPOINT ENERGY RESOURCES CORPORATION                               6.13         11/01/2017           120,278
        50,000   CENTERPOINT ENERGY RESOURCES CORPORATION                               6.63         11/01/2037            34,114
       100,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                    6.00         05/15/2018            78,668
       250,000   COMMONWEALTH EDISON COMPANY                                            5.90         03/15/2036           185,472
        65,000   COMMONWEALTH EDISON COMPANY SERIES 100                                 5.88         02/01/2033            48,917
        50,000   COMMONWEALTH EDISON COMPANY SERIES 105                                 5.40         12/15/2011            47,647
       100,000   CONNECTICUT LIGHT & POWER COMPANY                                      5.65         05/01/2018            93,319
       180,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                                4.88         02/01/2013           172,613
       100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                                5.85         04/01/2018            94,402
       100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                                6.75         04/01/2038            91,107
       100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                    5.50         09/15/2016            93,874
        50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                       5.30         12/01/2016            45,971
        50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                       5.70         12/01/2036            39,513
       100,000   CONSOLIDATED NATURAL GAS COMPANY SERIES A                              5.00         12/01/2014            86,733
       200,000   CONSTELLATION ENERGY GROUP INCORPORATED                                7.00         04/01/2012           193,370
       150,000   CONSUMERS ENERGY COMPANY                                               5.65         09/15/2018           132,276
       150,000   CONSUMERS ENERGY COMPANY SERIES B                                      5.38         04/15/2013           145,306
       100,000   DOMINION RESOURCES INCORPORATED                                        4.75         12/15/2010            96,324
       180,000   DOMINION RESOURCES INCORPORATED                                        5.70         09/17/2012           169,449
       750,000   DOMINION RESOURCES INCORPORATED                                        6.40         06/15/2018           668,045
        50,000   DOMINION RESOURCES INCORPORATED SERIES A                               5.60         11/15/2016            43,399
       125,000   DOMINION RESOURCES INCORPORATED SERIES B                               5.95         06/15/2035            91,584
       350,000   DTE ENERGY COMPANY                                                     6.35         06/01/2016           300,836
       150,000   DTE ENERGY COMPANY                                                     7.05         06/01/2011           148,649
       125,000   DUKE CAPITAL LLC                                                       5.67         08/15/2014           108,193
       100,000   DUKE CAPITAL LLC                                                       8.00         10/01/2019            92,178
       150,000   DUKE ENERGY CAROLINAS LLC                                              5.75         11/15/2013           150,622
       100,000   DUKE ENERGY CAROLINAS LLC                                              7.00         11/15/2018           105,384
        75,000   DUKE ENERGY CORPORATION                                                6.45         10/15/2032            71,889
       500,000   DUKE ENERGY CORPORATION SERIES D                                       7.38         03/01/2010           509,783
       120,000   DUKE ENERGY FIELD SERVICES LLC                                         7.88         08/16/2010           116,135
       750,000   DUKE ENERGY INDIANA INCORPORATED                                       6.35         08/15/2038           711,374
       100,000   EMERSON ELECTRIC COMPANY                                               4.75         10/15/2015            95,089

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       55,000   ENERGY TRANSFER PARTNERS LP                                            6.13%        02/15/2017    $       44,688
        30,000   ENERGY TRANSFER PARTNERS LP                                            6.63         10/15/2036            20,001
       250,000   ENERGY TRANSFER PARTNERS LP                                            6.00         07/01/2013           222,338
       100,000   ENERGY TRANSFER PARTNERS LP                                            6.70         07/01/2018            82,852
       100,000   ENERGY TRANSFER PARTNERS LP                                            7.50         07/01/2038            76,383
       100,000   ENTERGY ARKANSAS INCORPORATED                                          5.40         08/01/2013            92,778
       100,000   ENTERGY LOUISIANA LLC++                                                6.00         05/01/2018            82,194
       125,000   EXELON CORPORATION                                                     4.90         06/15/2015            98,439
        65,000   EXELON CORPORATION                                                     5.63         06/15/2035            37,724
       150,000   EXELON GENERATION COMPANY LLC                                          6.95         06/15/2011           141,869
       150,000   FIRST ENERGY CORPORATION SERIES B                                      6.45         11/15/2011           140,813
       430,000   FIRST ENERGY CORPORATION SERIES C                                      7.38         11/15/2031           353,641
       100,000   FLORIDA POWER & LIGHT COMPANY                                          4.80         03/01/2013            97,183
       150,000   FLORIDA POWER & LIGHT COMPANY                                          5.63         04/01/2034           140,800
       100,000   FLORIDA POWER & LIGHT COMPANY                                          5.85         05/01/2037            96,599
        50,000   FLORIDA POWER & LIGHT COMPANY                                          5.95         02/01/2038            48,959
       500,000   FLORIDA POWER CORPORATION                                              6.40         06/15/2038           480,607
       800,000   FPL GROUP CAPITAL INCORPORATED                                         5.63         09/01/2011           799,379
       200,000   GEORGIA POWER COMPANY                                                  5.40         06/01/2018           185,743
       125,000   GEORGIA POWER COMPANY                                                  6.00         11/01/2013           126,037
       100,000   GEORGIA POWER COMPANY SERIES B                                         5.70         06/01/2017            95,065
       250,000   GREAT PLAIN ENERGY INCORPORATED                                        6.38         03/01/2018           225,068
       100,000   ILLINOIS POWER COMPANY                                                 6.13         11/15/2017            86,082
        50,000   ILLINOIS POWER COMPANY                                                 6.25         04/01/2018            42,950
       100,000   JERSEY CENTRAL POWER & LIGHT COMPANY                                   5.63         05/01/2016            89,931
       125,000   KEYSPAN CORPORATION                                                    5.80         04/01/2035            88,729
       100,000   MAGELLAN MIDSTREAM PARTNERS LP                                         6.40         07/15/2018            86,614
       250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.30         03/15/2018           223,453
        75,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.80         10/15/2036            59,430
       180,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.88         10/01/2012           175,322
       100,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.95         05/15/2037            76,643
       250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    6.13         04/01/2036           198,173
     1,000,000   NEVADA POWER COMPANY SERIES A                                          8.25         06/01/2011         1,003,030
       180,000   NISOURCE FINANCE CORPORATION                                           5.25         09/15/2017           122,912
        65,000   NISOURCE FINANCE CORPORATION                                           5.45         09/15/2020            38,325
        90,000   NISOURCE FINANCE CORPORATION                                           6.80         01/15/2019            65,609
       100,000   NORTHERN STATES POWER COMPANY MINNESOTA                                6.20         07/01/2037            93,629
       170,000   NORTHWEST PIPELINE CORPORATION                                         6.05         06/15/2018           145,997
        65,000   ONEOK INCORPORATED                                                     5.20         06/15/2015            55,243
       200,000   ONEOK PARTNERS LP                                                      6.15         10/01/2016           175,429
       125,000   PACIFIC GAS & ELECTRIC COMPANY                                         4.80         03/01/2014           115,336
       250,000   PACIFIC GAS & ELECTRIC COMPANY                                         5.80         03/01/2037           209,177
       200,000   PACIFIC GAS & ELECTRIC COMPANY                                         6.05         03/01/2034           174,364
       200,000   PACIFIC GAS & ELECTRIC COMPANY                                         6.25         12/01/2013           198,717
       100,000   PACIFIC GAS & ELECTRIC COMPANY                                         6.35         02/15/2038            88,544
       100,000   PACIFICORP                                                             5.65         07/15/2018            95,260
       720,000   PACIFICORP                                                             6.25         10/15/2037           665,631
       200,000   POTOMAC ELECTRIC POWER                                                 6.50         11/15/2037           178,568
       500,000   PPL ENERGY SUPPLY LLC                                                  6.20         05/15/2016           391,517
        50,000   PROGRESS ENERGY INCORPORATED                                           6.30         04/01/2038            47,423
       180,000   PROGRESS ENERGY INCORPORATED                                           7.10         03/01/2011           179,048
       120,000   PROGRESS ENERGY INCORPORATED                                           7.75         03/01/2031           108,270
       150,000   PSEG POWER LLC                                                         7.75         04/15/2011           152,226
        75,000   PSEG POWER LLC                                                         8.63         04/15/2031            67,342
       150,000   PUBLIC SERVICE COMPANY OF COLORADO                                     7.88         10/01/2012           155,578
       100,000   PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                       5.80         05/01/2037            84,173
       100,000   PUGET SOUND ENERGY INCORPORATED                                        6.27         03/15/2037            79,800
       750,000   SOUTHERN CALIFORNIA EDISON COMPANY                                     5.75         03/15/2014           760,070
       100,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                         5.00         01/15/2016            95,025
       180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                         5.35         07/15/2035           156,947
        75,000   SOUTHERN CALIFORNIA GAS COMPANY                                        5.75         11/15/2035            66,392
       100,000   SOUTHERN POWER COMPANY SERIES A                                        5.30         01/15/2012            99,141
       250,000   SOUTHERN POWER COMPANY SERIES D                                        4.88         07/15/2015           213,732

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$      100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                           5.55%        01/15/2017    $       87,663
       100,000   SOUTHWESTERN PUBLIC SERVICE                                            6.00         10/01/2036            75,563
       100,000   SPECTRA ENERGY CAPITAL LLC                                             5.90         09/15/2013            92,085
       100,000   SPECTRA ENERGY CAPITAL LLC                                             7.50         09/15/2038            76,296
        75,000   TAMPA ELECTRIC COMPANY                                                 6.15         05/15/2037            54,944
       200,000   TENNESSEE VALLEY AUTHORITY                                             4.50         04/01/2018           203,591
       150,000   TENNESSEE VALLEY AUTHORITY                                             5.50         07/18/2017           162,131
        50,000   TOLEDA EDISON COMPANY                                                  6.15         05/15/2037            36,833
       105,000   TRANSCONTINENTAL GAS PIPE LINE CORPORATION                             6.05         06/15/2018            90,175
        75,000   TXU ELECTRIC DELIVERY COMPANY                                          6.38         05/01/2012            71,093
        75,000   TXU ELECTRIC DELIVERY COMPANY                                          7.00         05/01/2032            61,359
        75,000   TXU ELECTRIC DELIVERY COMPANY                                          7.25         01/15/2033            63,090
       100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                             4.75         03/01/2013            92,812
       105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                             6.00         05/15/2037            86,865
        65,000   WASTE MANAGEMENT INCORPORATED                                          5.00         03/15/2014            61,039
       150,000   WASTE MANAGEMENT INCORPORATED                                          7.75         05/15/2032           123,812
       100,000   WISCONSIN ELECTRIC POWER COMPANY                                       5.63         05/15/2033            83,467
        50,000   WISCONSIN ELECTRIC POWER COMPANY                                       5.70         12/01/2036            41,786
       125,000   WISCONSIN ENERGY CORPORATION+/-                                        6.25         05/15/2049            62,500
       100,000   WISCONSIN POWER & LIGHT COMPANY                                        6.38         08/15/2037            90,000
       100,000   XCEL ENERGY INCORPORATED                                               7.00         12/01/2010           102,772
                                                                                                                       20,520,424
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.10%
        50,000   EMERSON ELECTRIC COMPANY                                               5.25         10/15/2018            47,199
       750,000   GENERAL ELECTRIC COMPANY                                               5.25         12/06/2017           687,263
       120,000   MOTOROLA INCORPORATED                                                  7.50         05/15/2025           100,624
       100,000   NISOURCE FINANCE CORPORATION                                           6.40         03/15/2018            73,062
                                                                                                                          908,148
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
       100,000   QUEST DIAGNOSTICS INCORPORATED                                         5.13         11/01/2010            97,432
                                                                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.02%
       200,000   FORTUNE BRANDS INCORPORATED                                            5.38         01/15/2016           161,543
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 0.89%
       180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                  4.38         01/15/2013           166,060
        50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                  5.60         03/01/2017            44,343
       250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                  5.75         04/01/2036           184,645
       350,000   ARCHER-DANIELS-MIDLAND COMPANY                                         5.38         09/15/2035           270,519
       100,000   ARCHER-DANIELS-MIDLAND COMPANY                                         5.45         03/15/2018            92,036
       100,000   BOTTLING GROUP LLC                                                     4.63         11/15/2012            98,122
       750,000   COCA-COLA COMPANY                                                      5.35         11/15/2017           752,092
       100,000   COCA-COLA ENTERPRISES INCORPORATED                                     5.00         08/15/2013            97,540
       180,000   COCA-COLA ENTERPRISES INCORPORATED                                     6.75         09/15/2028           162,074
       200,000   COCA-COLA ENTERPRISES INCORPORATED                                     8.00         09/15/2022           216,361
       120,000   COCA-COLA ENTERPRISES INCORPORATED                                     8.50         02/01/2022           134,635
       150,000   CONAGRA FOODS INCORPORATED                                             6.75         09/15/2011           148,459
       120,000   CONAGRA FOODS INCORPORATED                                             8.25         09/15/2030           117,021
       150,000   DR. PEPPER SNAPPLE GROUP INCORPORATED++                                6.82         05/01/2018           141,645
       100,000   DR. PEPPER SNAPPLE GROUP INCORPORATED++                                7.45         05/01/2038            88,510
       200,000   GENERAL MILLS INCORPORATED                                             5.25         08/15/2013           194,311
       100,000   GENERAL MILLS INCORPORATED                                             5.70         02/15/2017            91,630
       225,000   GENERAL MILLS INCORPORATED                                             6.00         02/15/2012           227,132
       150,000   GRAND METROPOLITAN INVESTMENT CORPORATION                              7.45         04/15/2035           134,185
       100,000   HJ HEINZ COMPANY                                                       5.35         07/15/2013            95,468
       975,000   HJ HEINZ COMPANY                                                       6.63         07/15/2011           971,501
       350,000   KELLOGG COMPANY SERIES B                                               6.60         04/01/2011           355,721
       500,000   KELLOGG COMPANY SERIES B                                               7.45         04/01/2031           549,219

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
FOOD & KINDRED PRODUCTS (continued)
$      350,000   KRAFT FOODS INCORPORATED                                               5.25%        10/01/2013    $      330,701
       275,000   KRAFT FOODS INCORPORATED                                               5.63         11/01/2011           272,107
       750,000   KRAFT FOODS INCORPORATED                                               6.13         08/23/2018           688,629
       250,000   KRAFT FOODS INCORPORATED                                               6.50         08/11/2017           237,879
        75,000   KRAFT FOODS INCORPORATED                                               6.50         11/01/2031            63,125
       100,000   KRAFT FOODS INCORPORATED                                               6.88         01/26/2039            87,739
        60,000   KRAFT FOODS INCORPORATED                                               7.00         08/11/2037            53,464
       100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                             7.00         03/01/2029           100,524
       750,000   PEPSICO INCORPORATED                                                   5.00         06/01/2018           717,731
       250,000   SARA LEE CORPORATION                                                   6.25         09/15/2011           243,530
                                                                                                                        8,128,658
                                                                                                                   --------------
FOOD STORES: 0.11%
       100,000   KROGER COMPANY                                                         4.95         01/15/2015            89,374
        50,000   KROGER COMPANY                                                         6.15         01/15/2020            44,757
       350,000   KROGER COMPANY                                                         6.75         04/15/2012           347,117
       250,000   KROGER COMPANY                                                         7.50         01/15/2014           253,651
        75,000   KROGER COMPANY                                                         7.50         04/01/2031            71,114
       100,000   SAFEWAY INCORPORATED                                                   4.95         08/16/2010            96,779
        75,000   SAFEWAY INCORPORATED                                                   7.25         02/01/2031            70,972
                                                                                                                          973,764
                                                                                                                   --------------
FORESTRY: 0.03%
       180,000   WEYERHAEUSER COMPANY                                                   6.75         03/15/2012           154,296
       225,000   WEYERHAEUSER COMPANY                                                   7.38         03/15/2032           149,785
                                                                                                                          304,081
                                                                                                                   --------------
FURNITURE & FIXTURES: 0.08%
        50,000   CINTAS CORPORATION #2                                                  6.15         08/15/2036            39,747
       180,000   MASCO CORPORATION                                                      5.88         07/15/2012           154,341
       350,000   MASCO CORPORATION                                                      6.13         10/03/2016           251,483
       200,000   NEWELL RUBBERMAID INCORPORATED                                         5.50         04/15/2013           178,465
       165,000   NEWELL RUBBERMAID INCORPORATED                                         6.25         04/15/2018           132,149
                                                                                                                          756,185
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 0.46%
       100,000   COSTCO WHOLESALE CORPORATION                                           5.30         03/15/2012           102,650
       200,000   COSTCO WHOLESALE CORPORATION                                           5.50         03/15/2017           203,845
       405,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                 5.35         03/15/2012           283,664
       100,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                 5.90         12/01/2016            54,250
       350,000   TARGET CORPORATION                                                     5.38         05/01/2017           287,911
       100,000   TARGET CORPORATION                                                     6.50         10/15/2037            74,798
       150,000   TARGET CORPORATION                                                     7.00         07/15/2031           122,518
       500,000   TARGET CORPORATION                                                     7.00         01/15/2038           395,277
       500,000   WAL-MART STORES INCORPORATED                                           4.13         02/15/2011           505,588
     1,180,000   WAL-MART STORES INCORPORATED                                           4.55         05/01/2013         1,191,702
       325,000   WAL-MART STORES INCORPORATED                                           5.25         09/01/2035           272,684
       100,000   WAL-MART STORES INCORPORATED                                           5.88         04/05/2027            93,517
       650,000   WAL-MART STORES INCORPORATED                                           6.50         08/15/2037           633,441
                                                                                                                        4,221,845
                                                                                                                   --------------
HEALTH SERVICES: 0.30%
       350,000   AETNA INCORPORATED                                                     5.75         06/15/2011           329,159
       350,000   AMGEN INCORPORATED                                                     5.85         06/01/2017           339,536
       350,000   ANTHEM INCORPORATED                                                    6.80         08/01/2012           328,462
       180,000   CARDINAL HEALTH INCORPORATED                                           5.85         12/15/2017           151,235

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
HEALTH SERVICES (continued)
$      500,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                   5.65%        05/15/2018    $      481,918
       750,000   MEDCO HEALTH SOLUTIONS INCORPORATED                                    7.25         08/15/2013           716,934
       225,000   MERCK & COMPANY INCORPORATED                                           4.75         03/01/2015           227,448
       100,000   QUEST DIAGNOSTICS INCORPORATED                                         6.95         07/01/2037            76,681
       100,000   SCHERING-PLOUGH CORPORATION                                            5.55         12/01/2013            98,920
                                                                                                                        2,750,293
                                                                                                                   --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.45%
        50,000   ALLIED CAPITAL CORPORATION                                             6.63         07/15/2011            37,876
       100,000   AMERIPRISE FINANCIAL INCORPORATED                                      5.35         11/15/2010            85,411
       350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                          6.13         11/01/2012           269,241
       500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                                 4.85         01/15/2015           475,234
       100,000   BOSTON PROPERTIES LP                                                   6.25         01/15/2013            78,815
        65,000   COLONIAL REALTY LP                                                     5.50         10/01/2015            32,400
     1,350,000   CREDIT SUISSE USA INCORPORATED                                         6.50         01/15/2012         1,336,064
        50,000   EQUIFAX INCORPORATED                                                   7.00         07/01/2037            34,366
       180,000   ERP OPERATING LP                                                       5.25         09/15/2014           129,613
     1,000,000   ERP OPERATING LP                                                       5.50         10/01/2012           824,598
        75,000   FUND AMERICAN COMPANIES INCORPORATED                                   5.88         05/15/2013            56,029
       360,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.15         01/15/2014           307,280
       100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                            5.63         05/01/2017            54,901
       150,000   LIBERTY PROPERTY LP<<                                                  6.63         10/01/2017           106,398
       100,000   MACK-CALI REALTY LP                                                    7.75         02/15/2011            91,155
       100,000   NATIONAL RETAIL PROPERTIES INCORPORATED                                6.88         10/15/2017            72,850
       100,000   SIMON PROPERTY GROUP INCORPORATED                                      5.30         05/30/2013            73,938
       100,000   SIMON PROPERTY GROUP INCORPORATED                                      6.13         05/30/2018            66,301
                                                                                                                        4,132,470
                                                                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.07%
        75,000   MARRIOTT INTERNATIONAL                                                 5.81         11/10/2015            51,947
       100,000   MARRIOTT INTERNATIONAL SERIES J                                        5.63         02/15/2013            77,118
       600,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                       6.25         02/15/2013           420,000
        50,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                       7.38         11/15/2015            36,500
        50,000   WYNDHAM WORLDWIDE CORPORATION                                          6.00         12/01/2016            34,988
                                                                                                                          620,553
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.47%
       250,000   CATERPILLAR INCORPORATED                                               6.05         08/15/2036           215,135
        75,000   COMPUTER SCIENCES CORPORATION                                          7.38         06/15/2011            72,810
       500,000   DEERE & COMPANY                                                        7.85         05/15/2010           523,221
       100,000   DELL INCORPORATED++                                                    6.50         04/15/2038            76,773
       200,000   DELL INCORPORATED                                                      7.10         04/15/2028           168,623
       100,000   DOVER CORPORATION                                                      5.45         03/15/2018            98,137
        60,000   DOVER CORPORATION                                                      6.60         03/15/2038            60,773
       500,000   HEWLETT-PACKARD COMPANY                                                5.50         03/01/2018           463,639
       180,000   HEWLETT-PACKARD COMPANY                                                6.50         07/01/2012           186,113
       200,000   IBM CORPORATION                                                        4.75         11/29/2012           199,999
       500,000   IBM CORPORATION                                                        5.70         09/14/2017           478,002
       250,000   IBM CORPORATION                                                        5.88         11/29/2032           216,495
       500,000   IBM CORPORATION                                                        8.00         10/15/2038           555,424
       100,000   LOCKHEED MARTIN CORPORATION                                            4.12         03/14/2013            96,039
       100,000   ORACLE CORPORATION                                                     5.00         01/15/2011            99,790
       350,000   ORACLE CORPORATION                                                     5.25         01/15/2016           332,178
       135,000   PARKER HANNIFIN CORPORATION SERIES MTN                                 5.50         05/15/2018           128,691
        60,000   PARKER HANNIFIN CORPORATION SERIES MTN                                 6.25         05/15/2038            55,112
       250,000   PITNEY BOWES INCORPORATED SERIES MTN                                   4.75         01/15/2016           221,926
       100,000   PITNEY BOWES INCORPORATED SERIES MTN                                   5.75         09/15/2017            94,709
                                                                                                                        4,343,589
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.10%
$      500,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                         5.38%        04/30/2013    $      472,245
        75,000   AON CORPORATION                                                        8.21         01/01/2027            38,136
       100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                         4.63         07/15/2013            78,517
        75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                         5.95         10/15/2036            46,476
       200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                5.15         09/15/2010           193,605
        75,000   WILLIS NORTH AMERICA INCORPORATED                                      5.63         07/15/2015            56,531
                                                                                                                          885,510
                                                                                                                   --------------
INSURANCE CARRIERS: 0.86%
        75,000   ACE INA HOLDINGS INCORPORATED                                          5.88         06/15/2014            66,843
        75,000   AEGON FUNDING CORPORATION                                              5.75         12/15/2020            60,552
       150,000   AETNA INCORPORATED                                                     6.63         06/15/2036           114,081
       330,000   ALLSTATE CORPORATION                                                   5.55         05/09/2035           232,082
       500,000   AMERICAN INTERNATIONAL GROUP+++/-                                      8.18         05/15/2049           166,215
       250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                              5.05         10/01/2015           160,935
       250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                              6.25         05/01/2036           132,965
        50,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                              6.25         03/15/2037            13,684
       250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                            8.25         08/15/2018           166,800
       600,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                   5.85         01/16/2018           356,294
        75,000   ASSURANT INCORPORATED                                                  6.75         02/15/2034            44,174
       275,000   BERKSHIRE HATHAWAY FINANCE CORPORATION++                               5.00         08/15/2013           273,342
       150,000   CHUBB CORPORATION                                                      5.75         05/15/2018           130,758
        80,000   CHUBB CORPORATION                                                      6.00         05/11/2037            64,162
       350,000   CHUBB CORPORATION+/-                                                   6.38         03/29/2049           221,196
       100,000   CHUBB CORPORATION SERIES 1                                             6.50         05/15/2038            84,280
        50,000   CIGNA CORPORATION                                                      6.15         11/15/2036            33,684
        75,000   CINCINNATI FINANCIAL CORPORATION                                       6.92         05/15/2028            60,763
        65,000   CNA FINANCIAL CORPORATION                                              5.85         12/15/2014            42,497
        50,000   CNA FINANCIAL CORPORATION                                              6.00         08/15/2011            42,713
        50,000   CNA FINANCIAL CORPORATION                                              6.50         08/15/2016            33,282
       180,000   GE GLOBAL INSURANCE HOLDINGS                                           7.00         02/15/2026           157,602
       100,000   GENWORTH FINANCIAL INCORPORATED                                        4.95         10/01/2015            23,514
       350,000   GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                              5.75         05/15/2013           234,032
       250,000   JEFFERSON-PILOT CORPORATION                                            4.75         01/30/2014           216,652
       100,000   LOEWS CORPORATION                                                      5.25         03/15/2016            85,731
       250,000   METLIFE INCORPORATED                                                   5.00         11/24/2013           223,600
       100,000   METLIFE INCORPORATED                                                   6.13         12/01/2011            96,669
       280,000   METLIFE INCORPORATED                                                   6.38         06/15/2034           218,670
       500,000   METLIFE INCORPORATED SERIES A                                          6.82         08/15/2018           436,404
        75,000   NATIONWIDE FINANCIAL SERVICES                                          5.90         07/01/2012            67,234
       500,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                   5.30         04/24/2013           461,399
        75,000   PROGRESSIVE CORPORATION                                                6.25         12/01/2032            58,786
       100,000   PROTECTIVE LIFE SECURED TRUST                                          4.85         08/16/2010            97,472
       105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                           5.10         12/14/2011            94,720
        65,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                           6.63         12/01/2037            46,043
       500,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                          5.75         07/15/2033           327,729
       180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                          5.40         06/13/2035           109,512
        75,000   SAFECO CORPORATION                                                     4.88         02/01/2010            73,518
       180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                              5.50         12/01/2015           161,353
       100,000   THE TRAVELERS COMPANIES INCORPORATED                                   5.38         06/15/2012            91,548
       150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                        5.75         12/15/2017           132,091
       365,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                        6.25         06/15/2037           289,602
        75,000   TRANSATLANTIC HOLDINGS INCORPORATED                                    5.75         12/14/2015            44,673
       250,000   TRAVELERS COS INCORPORATED+/-                                          6.25         03/15/2037           138,223
       125,000   UNITEDHEALTH GROUP INCORPORATED                                        4.88         03/15/2015           103,952
       250,000   UNITEDHEALTH GROUP INCORPORATED                                        5.25         03/15/2011           230,375
       250,000   UNITEDHEALTH GROUP INCORPORATED                                        5.80         03/15/2036           170,044
       100,000   UNITEDHEALTH GROUP INCORPORATED                                        6.00         11/15/2017            83,936
       150,000   UNITEDHEALTH GROUP INCORPORATED                                        6.63         11/15/2037           110,528
       100,000   UNITRIN INCORPORATED                                                   6.00         05/15/2017            89,020
       100,000   WELLPOINT INCORPORATED                                                 5.00         01/15/2011            92,483
       100,000   WELLPOINT INCORPORATED                                                 5.25         01/15/2016            85,710

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
INSURANCE CARRIERS (continued)
$       75,000   WELLPOINT INCORPORATED                                                 5.85%        01/15/2036    $       52,514
       500,000   WELLPOINT INCORPORATED                                                 5.88         06/15/2017           429,347
       100,000   WR BERKLEY CORPORATION                                                 6.25         02/15/2037            74,779
                                                                                                                        7,910,767
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.10%
        60,000   AGILENT TECHNOLOGIES INCORPORATED                                      6.50         11/01/2017            46,434
        50,000   BAXTER INTERNATIONAL INCORPORATED                                      5.90         09/01/2016            50,633
       350,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                           6.13         07/01/2015           299,250
       125,000   MEDTRONIC INCORPORATED SERIES B                                        4.38         09/15/2010           124,129
       225,000   RAYTHEON COMPANY                                                       4.85         01/15/2011           223,592
       100,000   ROPER INDUSTRIES INCORPORATED                                          6.63         08/15/2013           102,925
       150,000   XEROX CORPORATION                                                      6.35         05/15/2018           107,575
                                                                                                                          954,538
                                                                                                                   --------------
METAL MINING: 0.09%
     1,000,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                            8.38         04/01/2017           710,000
       150,000   SOUTHERN COPPER CORPORATION                                            7.50         07/27/2035           102,919
                                                                                                                          812,919
                                                                                                                   --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.01%
       100,000   VULCAN MATERIALS COMPANY                                               5.60         11/30/2012            96,134
        50,000   VULCAN MATERIALS COMPANY                                               7.15         11/30/2037            38,470
                                                                                                                          134,604
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
        75,000   3M COMPANY SERIES MTN                                                  5.70         03/15/2037            76,697
       360,000   GENERAL ELECTRIC COMPANY                                               5.00         02/01/2013           352,801
       200,000   TYCO INTERNATIONAL GROUP SA                                            6.38         10/15/2011           185,109
                                                                                                                          614,607
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 0.09%
       200,000   CVS CAREMARK CORPORATION                                               5.75         06/01/2017           173,641
       250,000   CVS CAREMARK CORPORATION                                               6.13         08/15/2016           225,179
        65,000   CVS CAREMARK CORPORATION                                               6.25         06/01/2027            52,253
       180,000   FEDERATED DEPARTMENT STORES INCORPORATED                               6.90         04/01/2029            94,358
       250,000   WALGREEN COMPANY                                                       4.88         08/01/2013           253,885
                                                                                                                          799,316
                                                                                                                   --------------
MOTION PICTURES: 0.11%
       180,000   NEWS AMERICA INCORPORATED                                              5.30         12/15/2014           162,285
       450,000   NEWS AMERICA INCORPORATED                                              6.40         12/15/2035           350,923
       180,000   WALT DISNEY COMPANY<<                                                  6.38         03/01/2012           186,736
        75,000   WALT DISNEY COMPANY                                                    7.00         03/01/2032            75,851
       250,000   WALT DISNEY COMPANY SERIES MTN                                         5.63         09/15/2016           240,665
                                                                                                                        1,016,460
                                                                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.08%
       100,000   UNITED PARCEL SERVICE INCORPORATED                                     4.50         01/15/2013           101,687
       100,000   UNITED PARCEL SERVICE INCORPORATED                                     5.50         01/15/2018            99,922
       570,000   UNITED PARCEL SERVICE INCORPORATED                                     6.20         01/15/2038           551,336
                                                                                                                          752,945
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
$       75,000   GOODRICH CORPORATION                                                   7.63%        12/15/2012    $       77,815
                                                                                                                   --------------
NETWORKING PRODUCTS: 0.05%
       180,000   CISCO SYSTEMS INCORPORATED                                             5.25         02/22/2011           182,492
       275,000   CISCO SYSTEMS INCORPORATED<<                                           5.50         02/22/2016           269,065
                                                                                                                          451,557
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.10%
       100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                         4.25         02/26/2010            98,417
       200,000   AMERICAN EXPRESS+/-                                                    6.80         09/01/2049           110,247
       250,000   AMERICAN EXPRESS BANK FSB SERIES BKN1                                  5.55         10/17/2012           224,781
       500,000   AMERICAN EXPRESS CENTURION BANK SERIES BKN1                            6.00         09/13/2017           401,364
       500,000   AMERICAN EXPRESS COMPANY                                               7.00         03/19/2018           433,339
       100,000   AMERICAN EXPRESS CREDIT CORPORATION                                    5.30         12/02/2015            79,648
     1,000,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES  MTN                        5.88         05/02/2013           899,061
       180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                        4.88         05/15/2010            92,295
     1,000,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                       5.38         10/01/2012           412,428
       180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                       5.40         12/01/2015            73,283
       300,000   BOEING CAPITAL CORPORATION                                             6.10         03/01/2011           302,399
       100,000   BRANCH BANKING & TRUST SERIES BKNT                                     5.63         09/15/2016            91,281
       200,000   CAPITAL ONE CAPITAL III                                                7.69         08/15/2036            92,374
        50,000   CAPITAL ONE CAPITAL IV+/-                                              6.75         02/17/2037            22,092
       115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                               5.70         09/15/2011            97,262
       300,000   CAPITAL ONE FINANCIAL CORPORATION                                      4.80         02/21/2012           248,729
       180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                             4.30         06/01/2010           177,762
       500,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                  4.90         08/15/2013           470,941
       275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                  5.50         03/15/2016           253,758
        65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                 4.75         02/17/2015            59,145
        90,000   CIT GROUP INCORPORATED                                                 5.40         02/13/2012            59,159
       500,000   CIT GROUP INCORPORATED+/-                                              6.10         03/15/2049           105,177
       275,000   CITIGROUP INCORPORATED                                                 6.00         10/31/2033           208,128
       500,000   COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                           5.80         06/07/2012           474,641
       625,000   CREDIT SUISSE NEW YORK                                                 6.00         02/15/2018           528,494
     1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                                 4.80         05/01/2013           952,879
       525,000   GENERAL ELECTRIC CAPITAL CORPORATION                                   5.00         11/15/2011           512,233
     1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                   5.63         05/01/2018           922,049
       500,000   GENERAL ELECTRIC CAPITAL CORPORATION                                   5.88         01/14/2038           409,336
       300,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                       6.15         08/07/2037           254,038
       500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                        5.00         01/08/2016           435,196
     1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                        5.63         09/15/2017         1,388,511
     1,200,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       4.38         03/03/2012         1,143,121
       400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.75         03/15/2032           363,079
       200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                       5.91         11/30/2035           115,007
       300,000   HSBC FINANCE CORPORATION                                               4.63         09/15/2010           286,294
       325,000   HSBC FINANCE CORPORATION                                               5.00         06/30/2015           278,538
       450,000   HSBC FINANCE CORPORATION<<                                             5.25         01/14/2011           431,179
       500,000   HSBC FINANCE CORPORATION                                               6.38         10/15/2011           476,792
       800,000   HSBC FINANCE CORPORATION                                               6.38         11/27/2012           758,279
     1,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC                                    5.05         10/22/2012           995,268
       250,000   JOHN DEERE CAPITAL CORPORATION                                         7.00         03/15/2012           254,072
       100,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                              5.50         04/13/2017            89,959
     1,250,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                               6.00         10/01/2017         1,160,025
       180,000   JPMORGAN CHASE CAPITAL XV                                              5.88         03/15/2035           124,280
       150,000   JPMORGAN CHASE CAPITAL XXII SERIES V                                   6.45         02/02/2037           108,684
       150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION               5.50         07/01/2013           141,575
       180,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                 SERIES MTNC                                                            7.25         03/01/2012           177,420
       150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                 SERIES MTNC                                                            8.00         03/01/2032           127,149
        65,000   SLM CORPORATION SERIES MTN                                             5.63         08/01/2033            38,408
       750,000   SLM CORPORATION SERIES MTN                                             8.45         06/15/2018           543,972
       300,000   SLM CORPORATION SERIES MTNA                                            5.00         10/01/2013           214,193
       180,000   TEXTRON FINANCIAL CORPORATION                                          4.60         05/03/2010           166,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$      175,000   TOYOTA MOTOR CREDIT CORPORATION                                        4.25%        03/15/2010    $      174,819
       100,000   UNILEVER CAPITAL CORPORATION                                           5.90         11/15/2032            93,298
       100,000   UNILEVER CAPITAL CORPORATION                                           7.13         11/01/2010           104,019
                                                                                                                       19,256,189
                                                                                                                   --------------
OFFICE EQUIPMENT: 0.03%
        70,000   XEROX CORPORATION                                                      5.50         05/15/2012            55,924
       250,000   XEROX CORPORATION                                                      6.75         02/01/2017           181,250
                                                                                                                          237,174
                                                                                                                   --------------
OIL & GAS EXTRACTION: 0.60%
       100,000   ANADARKO PETROLEUM CORPORATION                                         5.95         09/15/2016            87,590
       100,000   ANADARKO PETROLEUM CORPORATION                                         6.45         09/15/2036            77,393
       100,000   APACHE CORPORATION                                                     5.25         04/15/2013            98,654
        30,000   APACHE CORPORATION                                                     5.63         01/15/2017            28,344
       100,000   APACHE CORPORATION                                                     6.00         01/15/2037            84,036
       100,000   APACHE CORPORATION                                                     6.25         04/15/2012           100,970
       100,000   BAKER HUGHES INCORPORATION                                             6.50         11/15/2013           103,615
        75,000   BAKER HUGHES INCORPORATION                                             7.50         11/15/2018            78,684
       150,000   BJ SERVICES COMPANY                                                    6.00         06/01/2018           145,675
        65,000   CANADIAN NATURAL RESOURCES LIMITED                                     5.85         02/01/2035            46,798
       300,000   CONOCOPHILLIPS COMPANY                                                 6.95         04/15/2029           285,269
       750,000   CONOCOPHILLIPS COMPANY                                                 8.75         05/25/2010           790,047
     1,180,000   DEVON FINANCING CORPORATION ULC                                        6.88         09/30/2011         1,184,237
       120,000   DEVON FINANCING CORPORATION ULC                                        7.88         09/30/2031           119,038
       500,000   EL PASO ENERGY CORPORATION++                                           5.90         04/01/2017           382,500
       150,000   EL PASO NATURAL GAS COMPANY                                            5.95         04/15/2017           114,920
       150,000   EOG RESOURCES INCORPORATED                                             6.88         10/01/2018           154,966
       150,000   HALLIBURTON COMPANY                                                    5.50         10/15/2010           152,825
       180,000   HESS CORPORATION                                                       7.88         10/01/2029           160,753
       120,000   NEXEN INCORPORATED                                                     7.88         03/15/2032           105,304
       180,000   OCCIDENTAL PETROLEUM CORPORATION                                       6.75         01/15/2012           186,023
       150,000   PANHANDLE EAST PIPE LINE                                               6.20         11/01/2017           116,031
       250,000   PC FINANCIAL PARTNERSHIP                                               5.00         11/15/2014           199,017
        50,000   PRAXAIR INCORPORATED                                                   5.20         03/15/2017            45,112
        65,000   TALISMAN ENERGY INCORPORATED                                           5.13         05/15/2015            56,511
       125,000   XTO ENERGY INCORPORATED                                                4.90         02/01/2014           110,999
       125,000   XTO ENERGY INCORPORATED                                                6.10         04/01/2036            94,369
       500,000   XTO ENERGY INCORPORATED                                                6.75         08/01/2037           410,999
                                                                                                                        5,520,679
                                                                                                                   --------------
PAPER & ALLIED PRODUCTS: 0.15%
       125,000   INTERNATIONAL PAPER COMPANY                                            4.00         04/01/2010           116,475
       180,000   INTERNATIONAL PAPER COMPANY                                            5.30         04/01/2015           129,534
       500,000   INTERNATIONAL PAPER COMPANY                                            7.95         06/15/2018           392,467
       300,000   KIMBERLY-CLARK CORPORATION                                             5.00         08/15/2013           300,351
       200,000   KIMBERLY-CLARK CORPORATION                                             6.63         08/01/2037           193,872
       100,000   KIMBERLY-CLARK CORPORATION                                             7.50         11/01/2018           108,817
       200,000   PACTIV CORPORATION                                                     6.40         01/15/2018           161,123
                                                                                                                        1,402,639
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.21%
       150,000   CONOCOPHILLIPS                                                         4.40         05/15/2013           145,110
       100,000   CONOCOPHILLIPS                                                         5.90         05/15/2038            84,188
       125,000   ENTERPRISE PRODUCTS OPERATING LP                                       4.95         06/01/2010           119,722
        65,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                              5.60         10/15/2014            55,235
       120,000   HESS CORPORATION                                                       7.30         08/15/2031           100,183
       150,000   MARATHON OIL CORPORATION                                               6.00         07/01/2012           146,927

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
$      625,000   MARATHON OIL CORPORATION                                               6.00%        10/01/2017    $      539,408
        50,000   MARATHON OIL CORPORATION                                               6.60         10/01/2037            36,918
       100,000   SEMPRA ENERGY                                                          6.00         02/01/2013            93,352
       100,000   SUNOCO INCORPORATED                                                    5.75         01/15/2017            84,306
       500,000   VALERO ENERGY CORPORATION                                              6.13         06/15/2017           435,447
       100,000   VALERO ENERGY CORPORATION                                              7.50         04/15/2032            82,942
                                                                                                                        1,923,738
                                                                                                                   --------------
PHARMACEUTICALS: 0.03%
       300,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                   6.38         05/15/2038           283,852
                                                                                                                   --------------
PIPELINES: 0.25%
       100,000   BOARDWALK PIPELINES LP                                                 5.88         11/15/2016            84,597
       100,000   BUCKEYE PARTNERS LP                                                    6.05         01/15/2018            86,603
        75,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                      7.88         04/01/2013            64,764
        65,000   ENBRIDGE ENERGY PARTNERS LP                                            5.88         12/15/2016            52,106
        75,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                              6.88         03/01/2033            53,799
       100,000   EQUITABLE RESOURCES INCORPORATED                                       6.50         04/01/2018            88,967
       100,000   KANEB PIPE LINE OPERATING PARTNERSHIP LP                               5.88         06/01/2013            82,820
       100,000   KINDER MORGAN ENERGY PARTNERS LP                                       5.00         12/15/2013            85,710
       500,000   KINDER MORGAN ENERGY PARTNERS LP                                       5.13         11/15/2014           417,928
       100,000   KINDER MORGAN ENERGY PARTNERS LP                                       5.80         03/15/2035            64,770
       500,000   KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                            6.95         01/15/2038           372,802
        50,000   PLAINS ALL AMERICAN PIPELINE LP                                        6.13         01/15/2017            39,136
       150,000   PLAINS ALL AMERICAN PIPELINE LP                                        6.50         05/01/2018           115,321
       200,000   PLAINS ALL AMERICAN PIPELINE LP                                        6.65         01/15/2037           125,350
       250,000   TEPPCO PARTNERS LP                                                     5.90         04/15/2013           220,840
       250,000   TEPPCO PARTNERS LP                                                     6.65         04/15/2018           204,257
       100,000   TEPPCO PARTNERS LP                                                     7.55         04/15/2038            74,325
        75,000   TEXAS EASTERN TRANSMISSION LP                                          7.00         07/15/2032            63,475
                                                                                                                        2,297,570
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 0.12%
        25,000   ALCOA INCORPORATED                                                     5.55         02/01/2017            18,257
       300,000   ALCOA INCORPORATED                                                     5.90         02/01/2027           188,670
        25,000   ALCOA INCORPORATED                                                     5.95         02/01/2037            15,257
       200,000   ALCOA INCORPORATED                                                     6.00         07/15/2013           171,620
       250,000   ALCOA INCORPORATED                                                     6.50         06/01/2011           238,633
        50,000   ALCOA INCORPORATED                                                     6.75         07/15/2018            38,658
        75,000   ALCOA INCORPORATED                                                     6.75         01/15/2028            53,554
        50,000   COMMERCIAL METALS COMPANY                                              6.50         07/15/2017            34,617
       100,000   NUCOR CORPORATION                                                      5.00         06/01/2013            97,644
       150,000   NUCOR CORPORATION                                                      5.85         06/01/2018           140,548
        50,000   NUCOR CORPORATION                                                      6.40         12/01/2037            42,001
       100,000   US STEEL CORPORATION                                                   6.05         06/01/2017            62,205
                                                                                                                        1,101,664
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.10%
       600,000   NEWS AMERICA INCORPORATED                                              6.65         11/15/2037           481,105
        75,000   RR DONNELLEY & SONS COMPANY                                            4.95         05/15/2010            68,024
        65,000   RR DONNELLEY & SONS COMPANY                                            5.50         05/15/2015            45,594
        20,000   RR DONNELLEY & SONS COMPANY                                            5.63         01/15/2012            16,641
        50,000   RR DONNELLEY & SONS COMPANY                                            6.13         01/15/2017            35,366
       250,000   VIACOM CORPORATION                                                     7.70         07/30/2010           233,820
                                                                                                                          880,550
                                                                                                                   --------------
RAILROAD TRANSPORTATION: 0.25%
       500,000   BURLINGTON NORTHERN SANTA FE CORPORATION                               4.88         01/15/2015           454,977

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
RAILROAD TRANSPORTATION (continued)
$       60,000   BURLINGTON NORTHERN SANTA FE CORPORATION                               5.65%        05/01/2017    $       55,234
        50,000   BURLINGTON NORTHERN SANTA FE CORPORATION                               6.15         05/01/2037            41,354
       100,000   CSX CORPORATION                                                        5.60         05/01/2017            84,359
       100,000   CSX CORPORATION                                                        6.00         10/01/2036            73,310
        70,000   CSX CORPORATION                                                        6.15         05/01/2037            52,459
       250,000   CSX CORPORATION                                                        6.25         04/01/2015           233,162
       300,000   CSX CORPORATION                                                        6.30         03/15/2012           285,713
       200,000   CSX CORPORATION                                                        7.45         04/01/2038           174,534
       275,000   NORFOLK SOUTHERN CORPORATION                                           5.59         05/17/2025           225,759
       100,000   NORFOLK SOUTHERN CORPORATION                                           5.75         04/01/2018            91,767
       360,000   UNION PACIFIC CORPORATION                                              4.88         01/15/2015           319,686
       200,000   UNION PACIFIC CORPORATION                                              5.75         11/15/2017           180,426
        40,000   UNION PACIFIC CORPORATION                                              6.15         05/01/2037            32,497
                                                                                                                        2,305,237
                                                                                                                   --------------
REAL ESTATE: 0.02%
       200,000   DUKE REALTY LP                                                         6.25         05/15/2013           145,503
                                                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.17%
       100,000   CAMDEN PROPERTY TRUST                                                  5.70         05/15/2017            47,124
       200,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                            6.00         01/30/2017           112,968
        75,000   HEALTHCARE REALTY TRUST INCORPORATED                                   8.13         05/01/2011            67,352
        75,000   HOSPITALITY PROPERTIES TRUST                                           5.63         03/15/2017            38,420
       325,000   INTERNATIONAL LEASE FINANCE CORPORATION                                5.00         04/15/2010           259,795
       250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.55         09/05/2012           168,309
       125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.75         06/15/2011            88,104
        75,000   LIBERTY PROPERTY LP                                                    5.50         12/15/2016            49,535
       100,000   PROLOGIS TRUST                                                         5.25         11/15/2010            66,897
       300,000   PROLOGIS TRUST                                                         5.63         11/15/2016           111,467
       100,000   PROLOGIS TRUST                                                         6.63         05/15/2018            40,281
       100,000   REALTY INCOME CORPORATION                                              5.95         09/15/2016            70,091
       100,000   REGENCY CENTERS LP                                                     5.88         06/15/2017            66,058
        50,000   SIMON PROPERTY GROUP LP                                                5.00         03/01/2012            38,498
        50,000   SIMON PROPERTY GROUP LP                                                5.25         12/01/2016            30,956
       300,000   SIMON PROPERTY GROUP LP                                                5.75         05/01/2012           234,272
       125,000   SIMON PROPERTY GROUP LP                                                5.75         12/01/2015            80,363
                                                                                                                        1,570,490
                                                                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
       100,000   COOPER US INCORPORATED                                                 6.10         07/01/2017            93,286
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.85%
       180,000   BEAR STEARNS COMPANIES INCORPORATED                                    5.30         10/30/2015           165,338
       600,000   BEAR STEARNS COMPANIES INCORPORATED                                    5.50         08/15/2011           585,311
        25,000   BEAR STEARNS COMPANIES INCORPORATED<<                                  5.55         01/22/2017            22,068
       120,000   BEAR STEARNS COMPANIES INCORPORATED                                    6.40         10/02/2017           115,226
       500,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                         6.95         08/10/2012           503,399
       225,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                        4.55         06/23/2010           222,357
       750,000   CITIGROUP CAPITAL XXI+/-                                               8.30         12/21/2049           452,415
       500,000   CREDIT SUISSE USA INCORPORATED                                         5.50         08/15/2013           467,018
       250,000   CREDIT SUISSE USA INCORPORATED                                         7.13         07/15/2032           235,564
        50,000   EATON VANCE CORPORATION                                                6.50         10/02/2017            44,102
       200,000   GOLDMAN SACHS CAPITAL II+/-                                            5.79         12/31/2049            75,105
       700,000   GOLDMAN SACHS GROUP INCORPORATED                                       4.75         07/15/2013           588,277
       275,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.35         01/15/2016           222,797
     1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.45         11/01/2012           892,014
       500,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.75         10/01/2016           410,468
        70,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.95         01/15/2027            43,696
       100,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.15         04/01/2018            81,590
     1,250,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.25         09/01/2017         1,030,828

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$      450,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.35%        02/15/2034    $      272,742
       725,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.60         01/15/2012           677,431
       925,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.75         10/01/2037           593,000
     1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.88         01/15/2011           966,705
       150,000   JEFFERIES GROUP INCORPORATED                                           6.45         06/08/2027           100,840
       450,000   MERRILL LYNCH & COMPANY INCORPORATED                                   5.45         07/15/2014           412,590
       500,000   MERRILL LYNCH & COMPANY INCORPORATED                                   5.70         05/02/2017           410,198
     1,000,000   MERRILL LYNCH & COMPANY INCORPORATED                                   6.05         08/15/2012           949,337
       250,000   MERRILL LYNCH & COMPANY INCORPORATED                                   6.05         05/16/2016           214,906
       300,000   MERRILL LYNCH & COMPANY INCORPORATED                                   6.11         01/29/2037           217,482
       100,000   MERRILL LYNCH & COMPANY INCORPORATED                                   6.22         09/15/2026            80,746
       500,000   MERRILL LYNCH & COMPANY INCORPORATED                                   6.40         08/28/2017           458,831
       500,000   MERRILL LYNCH & COMPANY INCORPORATED                                   7.75         05/14/2038           439,186
       500,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                        5.77         07/25/2011           475,604
       690,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                        6.88         04/25/2018           649,730
       525,000   MORGAN STANLEY                                                         5.38         10/15/2015           430,179
       500,000   MORGAN STANLEY                                                         6.60         04/01/2012           451,698
       120,000   MORGAN STANLEY                                                         7.25         04/01/2032           100,956
       500,000   MORGAN STANLEY SERIES EMTN                                             5.45         01/09/2017           394,765
     1,500,000   MORGAN STANLEY SERIES MTN                                              5.25         11/02/2012         1,328,607
       500,000   MORGAN STANLEY SERIES MTN                                              5.55         04/27/2017           395,691
     1,000,000   MORGAN STANLEY SERIES MTN                                              6.63         04/01/2018           829,366
                                                                                                                       17,008,163
                                                                                                                   --------------
TOBACCO PRODUCTS: 0.06%
       125,000   PHILIP MORRIS INTERNATIONAL INCORPORATED<<                             4.88         05/16/2013           119,572
       150,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                               5.65         05/16/2018           134,628
       100,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                               6.38         05/16/2038            85,668
       200,000   REYNOLDS AMERICAN INCORPORATED                                         7.25         06/15/2037           128,890
       100,000   UST INCOPORATED                                                        5.75         03/01/2018            75,923
                                                                                                                          544,681
                                                                                                                   --------------
TRANSPORTATION BY AIR: 0.05%
        75,000   CONTINENTAL AIRLINES INCORPORATED SERIES A                             5.98         04/19/2022            49,875
       107,518   DELTA AIR LINES INCORPORATED                                           6.82         08/10/2022            87,853
       120,000   LOCKHEED MARTIN CORPORATION                                            8.50         12/01/2029           141,127
       200,000   NORTHWEST AIRLINES INCORPORATED                                        7.03         11/01/2019           110,000
       120,000   RAYTHEON COMPANY                                                       7.20         08/15/2027           118,391
                                                                                                                          507,246
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 0.39%
       180,000   BOEING COMPANY                                                         6.13         02/15/2033           166,654
       100,000   DAIMLER FINANCE NA LLC                                                 5.88         03/15/2011            83,720
       330,000   DAIMLER FINANCE NA LLC                                                 6.50         11/15/2013           247,899
       200,000   DAIMLER FINANCE NA LLC                                                 7.30         01/15/2012           163,699
       500,000   DAIMLER FINANCE NA LLC                                                 8.00         06/15/2010           449,365
       225,000   DAIMLER FINANCE NA LLC                                                 8.50         01/18/2031           167,004
       100,000   HONEYWELL INTERNATIONAL INCORPORATED                                   4.25         03/01/2013            97,904
       100,000   HONEYWELL INTERNATIONAL INCORPORATED                                   5.30         03/01/2018            96,037
       250,000   HONEYWELL INTERNATIONAL INCORPORATED                                   5.70         03/15/2037           224,243
       150,000   HONEYWELL INTERNATIONAL INCORPORATED                                   7.50         03/01/2010           156,497
       150,000   JOHNSON CONTROLS INCORPORATED                                          5.25         01/15/2011           137,181
       350,000   LOCKHEED MARTIN CORPORATION SERIES B                                   6.15         09/01/2036           322,547
       520,000   NORTHROP GRUMMAN CORPORATION                                           7.75         02/15/2031           565,823
       180,000   UNITED TECHNOLOGIES CORPORATION                                        4.38         05/01/2010           180,889
       100,000   UNITED TECHNOLOGIES CORPORATION                                        4.88         05/01/2015            98,543
       430,000   UNITED TECHNOLOGIES CORPORATION                                        7.50         09/15/2029           466,702
                                                                                                                        3,624,707
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
$      300,000   MCKESSON HBOC INCORPORATED                                             5.25%        03/01/2013    $      281,286
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 0.03%
       180,000   JOHNSON & JOHNSON                                                      4.95         05/15/2033           164,516
        25,000   MARTIN MARIETTA MATERIALS INCORPORATED                                 6.25         05/01/2037            13,836
       125,000   MARTIN MARIETTA MATERIALS INCORPORATED                                 6.60         04/15/2018            95,383
                                                                                                                          273,735
                                                                                                                   --------------
TOTAL CORPORATE BONDS & NOTES (COST $212,491,789)                                                                     188,846,119
                                                                                                                   --------------
FOREIGN CORPORATE BONDS@: 2.60%
       150,000   ALBERTA ENERGY COMPANY LIMITED                                         8.13         09/15/2030           138,825
       180,000   ALCAN INCORPORATED                                                     5.00         06/01/2015           139,114
       100,000   ALCAN INCORPORATED                                                     6.13         12/15/2033            63,355
       100,000   AMERICA MOVIL SAB DE CV                                                5.63         11/15/2017            83,867
       100,000   AMERICA MOVIL SAB DE CV                                                6.13         11/15/2037            72,920
       100,000   AMVESCAP PLC                                                           5.63         04/17/2012            79,515
        75,000   ANADARKO FINANCE COMPANY SERIES B                                      6.75         05/01/2011            74,581
       325,000   ANADARKO FINANCE COMPANY SERIES B                                      7.50         05/01/2031           263,817
       750,000   ARCELORMITTAL                                                          5.38         06/01/2013           539,614
        75,000   ASTRAZENECA PLC                                                        5.40         06/01/2014            76,628
       500,000   ASTRAZENECA PLC                                                        5.90         09/15/2017           496,101
       350,000   ASTRAZENECA PLC                                                        6.45         09/15/2037           334,440
       150,000   AXA SA                                                                 8.60         12/15/2030            92,502
        65,000   AXIS CAPITAL HOLDINGS LIMITED                                          5.75         12/01/2014            48,107
       300,000   BARCLAYS BANK PLC                                                      5.45         09/12/2012           298,973
       250,000   BHP BILLITON FINANCE LIMITED                                           5.00         12/15/2010           242,243
       150,000   BHP BILLITON FINANCE LIMITED                                           5.25         12/15/2015           134,705
       200,000   BHP BILLITON FINANCE LIMITED                                           5.40         03/29/2017           171,909
       300,000   BRITISH TELECOMMUNICATIONS PLC                                         9.13         12/15/2030           281,750
       125,000   BROOKFIELD ASSET MANAGEMENT INCORPORATED                               5.80         04/25/2017           108,656
       100,000   BURLINGTON RESOURCES FINANCE COMPANY                                   6.50         12/01/2011           101,187
       500,000   BURLINGTON RESOURCES FINANCE COMPANY                                   7.20         08/15/2031           482,626
       350,000   CANADIAN NATIONAL RAILWAY COMPANY                                      6.38         11/15/2037           322,875
        65,000   CANADIAN NATURAL RESOURCES LIMITED                                     4.90         12/01/2014            56,442
       150,000   CANADIAN NATURAL RESOURCES LIMITED                                     5.70         05/15/2017           127,581
       200,000   CANADIAN NATURAL RESOURCES LIMITED                                     6.25         03/15/2038           147,920
       360,000   CANADIAN PACIFIC RAILWAY COMPANY                                       5.75         03/15/2033           236,082
        65,000   CANADIAN PACIFIC RAILWAY COMPANY                                       5.95         05/15/2037            42,829
        65,000   CELULOSA ARAUCO Y CONSTITUCION SA                                      5.63         04/20/2015            60,508
       275,000   CIT GROUP FUNDING COMPANY OF CANADA                                    4.65         07/01/2010           209,461
       275,000   CIT GROUP FUNDING COMPANY OF CANADA                                    5.20         06/01/2015           161,004
        25,000   CIT GROUP FUNDING COMPANY OF CANADA                                    5.60         11/02/2011            17,702
       325,000   CONOCO FUNDING COMPANY                                                 6.35         10/15/2011           333,951
       150,000   CONOCOPHILLIPS CANADA                                                  5.63         10/15/2016           144,836
       100,000   COVIDIEN INTERNATIONAL FINANCE SA                                      5.45         10/15/2012            95,952
       100,000   COVIDIEN INTERNATIONAL FINANCE SA                                      6.00         10/15/2017            92,508
        50,000   COVIDIEN INTERNATIONAL FINANCE SA                                      6.55         10/15/2037            43,612
     1,000,000   DEUTSCHE BANK AG LONDON                                                4.88         05/20/2013           958,490
       500,000   DEUTSCHE BANK AG LONDON                                                6.00         09/01/2017           479,916
       275,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              5.75         03/23/2016           238,968
       325,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.50         06/15/2010           326,686
       830,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.75         06/15/2030           785,373
       175,000   DIAGEO CAPITAL PLC                                                     4.38         05/03/2010           172,928
        50,000   DIAGEO CAPITAL PLC                                                     5.20         01/30/2013            47,908
        50,000   DIAGEO CAPITAL PLC                                                     5.75         10/23/2017            45,186
        75,000   DIAGEO CAPITAL PLC                                                     5.88         09/30/2036            57,946
       125,000   DIAGEO FINANCE BV                                                      5.30         10/28/2015           115,779
       100,000   ENBRIDGE INCORPORATED                                                  5.60         04/01/2017            79,139
       100,000   ENCANA HOLDINGS FINANCE CORPORATION                                    5.80         05/01/2014            88,615
       100,000   FALCONBRIDGE LIMITED                                                   6.00         10/15/2015            79,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
FOREIGN CORPORATE BONDS (continued)
$      250,000   FRANCE TELECOM SA                                                      7.75%        03/01/2011    $      254,298
       225,000   FRANCE TELECOM SA                                                      8.50         03/01/2031           224,883
       250,000   GRUPO TELEVISA SA                                                      6.00         05/15/2018           202,043
       500,000   HSBC HOLDINGS PLC                                                      6.50         05/02/2036           420,002
       850,000   HSBC HOLDINGS PLC<<                                                    6.50         09/15/2037           712,104
       100,000   HUSKY ENERGY INCORPORATED                                              6.80         09/15/2037            73,126
       180,000   ING GROEP NV+/-                                                        5.78         12/31/2049            90,792
       100,000   LAFARGE SA                                                             6.15         07/15/2011            89,414
        75,000   LAFARGE SA                                                             6.50         07/15/2016            54,093
       100,000   NEXEN INCORPORATED                                                     5.65         05/15/2017            84,591
       100,000   NEXEN INCORPORATED                                                     6.40         05/15/2037            72,274
       250,000   NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                       7.38         03/15/2014           250,315
       250,000   NORSK HYDRO ASA                                                        6.80         01/15/2028           243,901
        75,000   ORIX CORPORATION                                                       5.48         11/22/2011            62,615
       100,000   PHILIPS ELECTRONICS NV                                                 6.88         03/11/2038            84,659
        75,000   POTASH CORPORATION SASKATCHEWAN                                        5.88         12/01/2036            58,993
       750,000   RIO TINTO FINANCE USA LIMITED                                          6.50         07/15/2018           515,440
       500,000   ROGERS WIRELESS INCORPORATED                                           7.50         03/15/2015           489,816
       200,000   ROYAL BANK CANADA                                                      5.65         07/20/2011           207,585
       360,000   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.00         10/01/2014           297,329
       100,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-                                    7.65         12/31/2049            52,749
       120,000   ROYAL KPN NV                                                           8.00         10/01/2010           119,553
        75,000   ROYAL KPN NV                                                           8.38         10/01/2030            67,570
       225,000   SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                            7.63         09/14/2010           223,861
       500,000   SHELL INTERNATIONAL FINANCE                                            4.95         03/22/2012           519,995
        75,000   SUNCOR ENERGY INCORPORATED                                             5.95         12/01/2034            51,866
       500,000   SUNCOR ENERGY INCORPORATED                                             6.10         06/01/2018           421,889
       150,000   SUNCOR ENERGY INCORPORATED                                             6.50         06/15/2038           110,195
       100,000   TALISMAN ENERGY                                                        6.25         02/01/2038            70,299
        65,000   TECK COMINCO LIMITED                                                   6.13         10/01/2035            33,990
       300,000   TELECOM ITALIA CAPITAL SA                                              4.00         01/15/2010           271,500
       200,000   TELECOM ITALIA CAPITAL SA                                              5.25         10/01/2015           144,000
       150,000   TELECOM ITALIA CAPITAL SA                                              6.00         09/30/2034            91,500
       350,000   TELECOM ITALIA CAPITAL SA                                              6.20         07/18/2011           308,000
        50,000   TELEFONICA EMISIONES SAU                                               5.98         06/20/2011            47,823
       150,000   TELEFONICA EMISIONES SAU                                               6.42         06/20/2016           135,084
       550,000   TELEFONICA EMISIONES SAU                                               7.05         06/20/2036           455,210
       180,000   TELEFONICA EUROPE BV                                                   7.75         09/15/2010           179,370
       120,000   TELEFONICA EUROPE BV                                                   8.25         09/15/2030           109,819
        65,000   TELEFONOS DE MEXICO SA DE CV                                           5.50         01/27/2015            57,496
       180,000   TELUS CORPORATION                                                      8.00         06/01/2011           181,963
       200,000   THOMSON CORPORATION                                                    5.70         10/01/2014           181,526
       500,000   THOMSON REUTERS CORPORATION                                            6.50         07/15/2018           457,357
        65,000   TRANSCANADA PIPELINES LIMITED                                          4.88         01/15/2015            55,958
       100,000   TRANSCANADA PIPELINES LIMITED                                          5.60         03/31/2034            70,699
       585,000   TRANSCANADA PIPELINES LIMITED                                          6.20         10/15/2037           447,839
       600,000   TRANSOCEAN INCORPORATED                                                6.00         03/15/2018           531,172
       120,000   TRANSOCEAN INCORPORATED                                                7.50         04/15/2031           101,765
       500,000   TYCO ELECTRONICS GROUP SA                                              6.00         10/01/2012           466,704
       400,000   TYCO INTERNATIONAL GROUP SA                                            6.00         11/15/2013           346,374
        75,000   TYCO INTERNATIONAL GROUP SA                                            6.88         01/15/2029            53,390
     1,000,000   UBS AG STAMFORD CT SERIES DPNT                                         5.88         12/20/2017           868,520
       355,000   VALE OVERSEAS LIMITED                                                  6.25         01/23/2017           321,384
       210,000   VALE OVERSEAS LIMITED                                                  6.88         11/21/2036           171,063
       180,000   VODAFONE GROUP PLC                                                     4.63         07/15/2018           139,112
     1,000,000   VODAFONE GROUP PLC                                                     5.00         12/16/2013           894,686
        75,000   VODAFONE GROUP PLC                                                     5.38         01/30/2015            65,187
       250,000   VODAFONE GROUP PLC                                                     7.88         02/15/2030           228,951
       100,000   WEATHERFORD INTERNATIONAL LIMITED                                      6.00         03/15/2018            82,692
       300,000   WEATHERFORD INTERNATIONAL LIMITED                                      6.50         08/01/2036           216,937
        50,000   WEATHERFORD INTERNATIONAL LIMITED                                      7.00         03/15/2038            38,488
       100,000   XL CAPITAL LIMITED                                                     5.25         09/15/2014            63,006

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
FOREIGN CORPORATE BONDS (continued)
$      100,000   XL CAPITAL LIMITED                                                     6.25%        05/15/2027    $       50,444
TOTAL FOREIGN CORPORATE BONDS (COST $27,722,060)                                                                       23,890,859
                                                                                                                   --------------
FOREIGN GOVERNMENT BONDS@: 23.98%
       193,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                             6.00         02/15/2017           139,980
        98,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                             6.50         05/15/2013            71,122
       448,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                             5.75         06/15/2011           309,248
       385,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                5.50         03/28/2028           566,746
     1,000,000   BELGIUM GOVERNMENT BOND SERIES 35 (EUR)                                5.75         09/28/2010         1,330,343
     2,000,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                                5.00         09/28/2012         2,683,226
       700,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                5.50         09/28/2017           995,541
     1,000,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                4.25         09/28/2014         1,314,335
        80,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                5.00         03/28/2035           113,875
       600,000   BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                                3.00         03/28/2010           766,090
       250,000   BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                                4.00         03/28/2017           318,706
     1,200,000   BUNDESOBLIGATION SERIES 147 (EUR)                                      2.50         10/08/2010         1,531,860
     1,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                             4.25         07/04/2018         1,647,395
       745,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             5.25         01/04/2011         1,004,158
       750,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             6.25         01/04/2030         1,251,156
     1,400,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                             5.00         01/04/2012         1,911,680
     1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                             5.00         07/04/2012         1,373,388
     1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                             4.25         01/04/2014         1,552,859
     2,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                             4.50         01/04/2013         2,988,444
       660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                             4.75         07/04/2034           952,874
     1,010,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                             3.75         01/04/2015         1,346,945
     1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                             3.50         01/04/2016         1,306,306
     1,100,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                             4.00         01/04/2037         1,458,305
     1,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                             4.00         07/04/2016         1,611,597
       655,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                             6.25         01/04/2024         1,064,599
       100,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             5.63         01/04/2028           154,685
     1,300,000   CANADIAN GOVERNMENT BOND (CAD)                                         4.00         06/01/2016         1,114,350
       400,000   CANADIAN GOVERNMENT BOND (CAD)                                         5.00         06/01/2037           382,906
       700,000   CANADIAN GOVERNMENT BOND (CAD)                                         5.25         06/01/2013           631,592
       600,000   CANADIAN GOVERNMENT BOND (CAD)                                         5.50         06/01/2010           510,948
       450,000   CANADIAN GOVERNMENT BOND (CAD)                                         5.75         06/01/2033           459,873
     1,000,000   CANADIAN GOVERNMENT BOND (CAD)                                         6.00         06/01/2011           887,687
        95,000   CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                              8.00         06/01/2023           111,389
       593,000   CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                             8.00         06/01/2027           721,249
     1,000,000   DENMARK GOVERNMENT BOND (DKK)                                          4.00         11/15/2010           172,417
       925,000   DENMARK GOVERNMENT BOND (DKK)                                          4.00         11/15/2015           159,951
     1,000,000   DENMARK GOVERNMENT BOND (DKK)                                          4.00         11/15/2017           172,869
     2,500,000   DENMARK GOVERNMENT BOND (DKK)                                          5.00         11/15/2013           451,202
     1,420,000   DENMARK GOVERNMENT BOND (DKK)                                          6.00         11/15/2011           259,617
       473,000   DENMARK GOVERNMENT BOND (DKK)                                          7.00         11/10/2024           104,390
     1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       3.75         04/25/2021         1,260,720
     2,200,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       4.00         04/25/2014         2,908,028
       300,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       4.25         04/25/2019           398,383
     2,100,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       4.75         10/25/2012         2,843,801
     1,900,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       4.75         04/25/2035         2,713,189
     2,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       5.00         04/25/2012         2,716,157
       800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       5.00         10/25/2016         1,122,819
       950,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       5.50         04/25/2010         1,257,248
       570,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       6.00         10/25/2025           899,657
     1,800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                       8.50         10/25/2019         3,242,488
     1,155,000   FRENCH TREASURY NOTE BTAN (EUR)                                        3.00         01/12/2011         1,479,420
     1,024,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                3.00         01/15/2010         1,305,652
     1,425,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                3.75         08/01/2016         1,755,229
     1,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.00         02/01/2037         1,620,024
     1,047,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.25         02/01/2015         1,346,884
     3,250,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.25         02/01/2019         4,098,578
     1,900,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.75         02/01/2013         2,491,443
     1,317,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                5.00         02/01/2012         1,733,874

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
FOREIGN GOVERNMENT BONDS (continued)
$    2,900,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                5.50%        11/01/2010    $    3,835,005
     1,475,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                6.00         05/01/2031         2,085,003
     1,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                6.50         11/01/2027         2,234,516
       230,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                                9.00         11/01/2023           424,192
 1,150,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                        0.50         06/20/2010        12,024,281
   437,850,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                        1.70         03/22/2010         4,648,513
 1,050,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                        1.80         12/20/2010        11,248,700
   270,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                        1.50         12/20/2011         2,889,929
   215,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                        1.50         03/20/2012         2,303,807
   500,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                        1.30         06/20/2012         5,326,379
   410,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                        1.10         09/20/2012         4,337,407
   570,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                        0.70         03/20/2013         5,929,879
   700,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                        1.60         09/20/2013         7,581,322
   180,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                        1.50         03/20/2014         1,942,874
    50,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                        1.50         12/20/2014           541,064
   279,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                        1.30         03/20/2015         2,991,989
   370,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                        1.60         03/20/2016         4,037,278
   480,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                        1.70         12/20/2016         5,257,248
   700,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                        1.70         03/20/2017         7,639,602
   140,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                        1.50         12/20/2017         1,494,039
   250,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                        1.80         06/20/2018         2,719,849
   140,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                      2.30         03/20/2035         1,487,699
   190,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                      2.30         12/20/2036         2,020,638
    20,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                      2.40         03/20/2037           217,513
   253,250,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                      3.70         09/21/2015         3,102,316
   391,850,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                      1.50         03/20/2019         4,108,267
    94,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                      2.40         06/20/2024         1,037,470
   230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                      2.00         12/20/2024         2,401,095
   150,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                      2.20         09/20/2026         1,601,290
   230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                      2.10         12/20/2026         2,409,843
   550,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                      2.00         03/20/2027         5,714,354
     1,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      3.75         07/15/2014         1,963,651
       850,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00         07/15/2016         1,116,872
        95,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00         01/15/2037           122,806
     2,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50         07/15/2010         3,324,143
       410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50         01/15/2028           615,857
        85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      7.50         01/15/2023           150,049
       862,000   SPAIN GOVERNMENT BOND (EUR)                                            4.00         01/31/2010         1,113,375
       350,000   SPAIN GOVERNMENT BOND (EUR)                                            4.20         01/31/2037           439,980
       752,000   SPAIN GOVERNMENT BOND (EUR)                                            4.40         01/31/2015           997,667
     1,050,000   SPAIN GOVERNMENT BOND (EUR)                                            5.00         07/30/2012         1,410,761
     1,100,000   SPAIN GOVERNMENT BOND (EUR)                                            5.50         07/30/2017         1,568,809
       750,000   SPAIN GOVERNMENT BOND (EUR)                                            5.75         07/30/2032         1,144,548
       650,000   SPAIN GOVERNMENT BOND (EUR)                                            6.15         01/31/2013           910,565
     2,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                               6.75         05/05/2014           341,297
     1,520,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                               5.25         03/15/2011           199,587
     1,640,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                               5.00         12/01/2020           241,826
     3,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                               3.00         07/12/2016           436,717
     1,000,000   UNITED KINGDOM GILT (GBP)                                              4.00         09/07/2016         1,574,252
       675,000   UNITED KINGDOM GILT (GBP)                                              4.25         06/07/2032         1,008,576
     1,000,000   UNITED KINGDOM GILT (GBP)                                              4.25         12/07/2046         1,570,699
     1,200,000   UNITED KINGDOM GILT (GBP)                                              4.75         06/07/2010         1,914,958
       575,000   UNITED KINGDOM GILT (GBP)                                              4.75         09/07/2015           945,599
       500,000   UNITED KINGDOM GILT (GBP)                                              4.75         03/07/2020           814,109
     1,100,000   UNITED KINGDOM GILT (GBP)                                              4.75         12/07/2038         1,872,582
       250,000   UNITED KINGDOM GILT (GBP)                                              5.00         03/07/2012           407,589
       585,000   UNITED KINGDOM GILT (GBP)                                              5.00         09/07/2014           976,305
     1,000,000   UNITED KINGDOM GILT (GBP)                                              5.00         03/07/2018         1,683,984
     1,300,000   UNITED KINGDOM GILT (GBP)                                              6.00         12/07/2028         2,395,989
     1,000,000   UNITED KINGDOM GILT (GBP)                                              6.25         11/25/2010         1,659,300
       200,000   UNITED KINGDOM GILT (GBP)                                              8.75         08/25/2017           417,678
TOTAL FOREIGN GOVERNMENT BONDS (COST $210,239,610)                                                                    220,032,988
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 6.77%
FEDERAL HOME LOAN BANK: 1.51%
$    6,000,000   FHLB<<                                                                 2.75%        06/18/2010    $    6,063,972
     1,500,000   FHLB<<                                                                 3.38         02/27/2013         1,510,422
     1,000,000   FHLB                                                                   4.38         03/17/2010         1,030,093
     1,000,000   FHLB                                                                   4.88         09/08/2017         1,046,704
     1,000,000   FHLB<<                                                                 5.00         11/17/2017         1,056,248
       100,000   FHLB                                                                   5.13         08/14/2013           108,537
     1,200,000   FHLB                                                                   5.38         08/19/2011         1,280,038
       100,000   FHLB                                                                   5.38         09/30/2022           108,803
       100,000   FHLB                                                                   5.50         10/19/2016           102,218
       800,000   FHLB SERIES 363                                                        4.50         11/15/2012           838,146
       400,000   FHLB SERIES 467<<                                                      5.25         06/18/2014           438,624
       250,000   FHLB SERIES 656                                                        5.38         05/18/2016           260,769
                                                                                                                       13,844,574
                                                                                                                   --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.20%
     2,000,000   FHLMC                                                                  2.88         04/30/2010         2,021,192
     5,000,000   FHLMC<<                                                                2.88         06/28/2010         5,064,060
     3,000,000   FHLMC<<                                                                3.25         02/25/2011         3,043,629
     2,000,000   FHLMC<<                                                                3.75         06/28/2013         2,052,920
     1,000,000   FHLMC                                                                  4.13         10/18/2010         1,032,903
       800,000   FHLMC                                                                  4.50         07/15/2013           847,022
       650,000   FHLMC                                                                  4.75         01/19/2016           686,780
       700,000   FHLMC<<                                                                4.88         06/13/2018           744,980
     1,000,000   FHLMC                                                                  5.13         04/18/2011         1,054,735
     1,200,000   FHLMC                                                                  5.13         07/15/2012         1,286,087
       250,000   FHLMC                                                                  5.20         03/05/2019           252,207
       650,000   FHLMC                                                                  5.25         04/18/2016           703,323
     1,000,000   FHLMC                                                                  5.38         01/09/2014         1,003,551
       150,000   FHLMC                                                                  5.55         10/04/2016           158,044
     2,000,000   FHLMC                                                                  6.00         07/06/2017         2,041,984
       100,000   FHLMC                                                                  6.00         10/20/2021           103,189
     1,000,000   FHLMC                                                                  6.00         03/30/2022         1,014,809
     1,000,000   FHLMC                                                                  6.00         04/16/2037         1,022,112
       200,000   FHLMC                                                                  6.25         07/15/2032           240,700
       300,000   FHLMC                                                                  6.75         03/15/2031           381,922
     3,700,000   FHLMC<<                                                                6.88         09/15/2010         3,990,605
       650,000   FHLMC SERIES MTN                                                       5.00         12/14/2018           639,274
                                                                                                                       29,386,028
                                                                                                                   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.06%
     1,500,000   FNMA                                                                   4.38         09/15/2012         1,570,710
     3,500,000   FNMA<<                                                                 4.38         03/15/2013         3,678,280
     3,500,000   FNMA<<                                                                 4.63         12/15/2009         3,595,099
     2,000,000   FNMA<<                                                                 4.63         10/15/2014         2,127,422
       950,000   FNMA<<                                                                 5.00         03/15/2016         1,009,505
       500,000   FNMA<<                                                                 5.00         02/13/2017           528,467
     1,200,000   FNMA                                                                   5.00         05/11/2017         1,272,491
     2,200,000   FNMA<<                                                                 5.25         08/01/2012         2,265,208
     1,000,000   FNMA                                                                   5.38         04/11/2022         1,051,806
       200,000   FNMA                                                                   5.45         10/18/2021           215,995
        75,000   FNMA                                                                   5.63         11/15/2021            79,059
       150,000   FNMA                                                                   5.63         07/15/2037           163,936
       200,000   FNMA                                                                   6.21         08/06/2038           237,908
       300,000   FNMA                                                                   6.63         11/15/2030           376,182
       500,000   FNMA                                                                   7.25         05/15/2030           667,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       50,000   FNMA SERIES 1                                                          5.50%        11/17/2016    $       51,114
                                                                                                                       18,890,652
                                                                                                                   --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $60,201,036)                                                               62,121,254
                                                                                                                   --------------
AGENCY SECURITIES: 24.69%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.86%
       800,000   FHLMC<<                                                                4.88         11/15/2013           863,978
     4,000,000   FHLMC%%                                                                6.50         12/01/2037         4,115,000
     3,504,838   FHLMC #1J1139+/-                                                       4.74         06/01/2038         3,490,357
     1,247,335   FHLMC #1J1368+/-                                                       5.89         10/01/2036         1,275,820
       757,305   FHLMC #783191+/-                                                       5.66         04/01/2037           766,603
     5,985,558   FHLMC #A11964<<                                                        5.00         08/01/2033         6,031,518
     1,248,547   FHLMC #A15183                                                          6.00         11/01/2033         1,278,577
     1,024,216   FHLMC #A15966                                                          5.00         11/01/2033         1,032,081
     1,466,717   FHLMC #A16693                                                          5.50         12/01/2033         1,491,452
     1,167,048   FHLMC #A19717                                                          5.00         03/01/2034         1,174,915
     2,284,860   FHLMC #A24888                                                          6.00         07/01/2034         2,338,385
     2,301,875   FHLMC #A29757                                                          5.50         01/01/2035         2,337,816
     1,606,931   FHLMC #A35253                                                          5.50         06/01/2035         1,632,021
     1,064,031   FHLMC #A36541                                                          5.00         08/01/2035         1,070,872
     1,289,652   FHLMC #A41694                                                          5.50         01/01/2036         1,309,788
     3,101,989   FHLMC #A43030<<                                                        6.00         02/01/2036         3,170,780
     2,710,500   FHLMC #A47041                                                          5.00         09/01/2035         2,727,925
       656,442   FHLMC #A54804                                                          6.50         06/01/2036           676,223
     1,831,193   FHLMC #A56988                                                          5.50         02/01/2037         1,859,213
       982,303   FHLMC #A80659                                                          5.00         02/01/2037           988,310
     2,213,807   FHLMC #A80882                                                          6.00         08/01/2038         2,262,901
     4,382,688   FHLMC #E01425                                                          4.50         08/01/2018         4,399,545
        10,802   FHLMC #E63170                                                          6.00         03/01/2011            11,017
       429,806   FHLMC #E95352                                                          4.50         04/01/2018           432,665
     1,772,587   FHLMC #G01740                                                          5.50         12/01/2034         1,801,371
     1,277,417   FHLMC #G02074                                                          5.50         02/01/2036         1,297,362
       500,002   FHLMC #G02184                                                          5.00         04/01/2036           503,216
     1,448,626   FHLMC #G02386                                                          6.00         11/01/2036         1,480,752
       589,065   FHLMC #G02422                                                          6.00         12/01/2036           602,128
     2,375,994   FHLMC #G02478                                                          5.50         12/01/2036         2,412,721
       816,756   FHLMC #G03303                                                          4.50         09/01/2035           801,998
     5,091,466   FHLMC #G03616                                                          6.00         12/01/2037         5,204,376
       944,064   FHLMC #G04173                                                          6.50         12/01/2037           972,365
     2,958,864   FHLMC #G04385                                                          5.50         07/01/2038         3,004,139
     3,969,583   FHLMC #G04448                                                          5.50         07/01/2038         4,030,323
       473,443   FHLMC #G08190                                                          4.50         01/01/2037           464,788
       424,160   FHLMC #G08192                                                          5.50         04/01/2037           430,650
       916,645   FHLMC #G11950                                                          4.50         10/01/2018           922,742
       425,435   FHLMC #G12697                                                          5.50         05/01/2022           431,973
        47,696   FHLMC #G12741                                                          6.00         08/01/2022            48,649
       919,802   FHLMC #G13032                                                          6.00         09/01/2022           938,178
     1,934,595   FHLMC #G13151                                                          6.00         03/01/2023         1,973,244
       487,821   FHLMC #G13223                                                          4.00         05/01/2023           476,954
       952,923   FHLMC #G18274                                                          6.00         09/01/2023           971,811
     1,000,000   FHLMC #G18280                                                          5.50         11/01/2023         1,015,268
        13,255   FHLMC #J02886                                                          6.00         06/01/2021            13,520
       768,854   FHLMC #J04533                                                          6.00         03/01/2022           784,170
        15,773   FHLMC #J04871                                                          6.00         05/01/2022            16,087
       426,763   FHLMC #J05191                                                          6.00         07/01/2022           435,265
        64,207   FHLMC #J05194                                                          5.00         07/01/2022            64,841
       344,408   FHLMC #J05195                                                          5.00         07/01/2022           347,936
       842,604   FHLMC #J05228                                                          5.00         07/01/2022           850,927
       409,981   FHLMC #J05243                                                          5.00         07/01/2022           414,031

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$      392,735   FHLMC #J05408                                                          5.00%        08/01/2022    $      396,614
       455,015   FHLMC #J05455                                                          5.00         09/01/2022           459,509
       842,217   FHLMC #J08096                                                          5.00         06/01/2023           850,451
        65,108   FHLMC #J08112                                                          5.00         06/01/2023            65,745
        75,724   FHLMC #J08719                                                          5.00         10/01/2023            76,465
                                                                                                                       81,298,331
                                                                                                                   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.36%
       300,000   FNMA##                                                                 4.37         06/01/2017           207,758
       600,000   FNMA<<                                                                 4.63         10/15/2013           642,474
     1,500,000   FNMA                                                                   5.00         10/15/2011         1,586,847
       200,000   FNMA##                                                                 5.62         10/09/2019           109,546
     1,000,000   FNMA<<                                                                 6.00         05/15/2011         1,076,666
       700,000   FNMA                                                                   6.13         03/15/2012           770,393
       750,000   FNMA%%                                                                 7.00         12/01/2037           779,063
       500,000   FNMA                                                                   7.13         01/15/2030           658,715
     1,000,000   FNMA                                                                   7.25         01/15/2010         1,058,317
       546,633   FNMA #190360                                                           5.00         08/01/2035           550,830
     1,153,469   FNMA #254950                                                           5.50         11/01/2033         1,175,084
       574,243   FNMA #255407                                                           5.00         09/01/2024           580,207
       605,460   FNMA #255857                                                           5.50         08/01/2025           616,908
       493,154   FNMA #256702                                                           4.50         03/01/2022           493,506
       266,011   FNMA #256758                                                           4.50         05/01/2022           266,144
       521,511   FNMA #256851                                                           7.00         08/01/2037           542,347
       355,271   FNMA #535733                                                           6.50         08/01/2015           365,715
     1,027,234   FNMA #545414                                                           5.50         01/01/2017         1,053,511
       743,412   FNMA #725690                                                           6.00         08/01/2034           761,293
       510,372   FNMA #725773                                                           5.50         09/01/2034           519,617
     1,374,053   FNMA #729333                                                           5.50         07/01/2033         1,399,801
       894,478   FNMA #745627+/-                                                        5.49         04/01/2036           901,966
       165,718   FNMA #753669                                                           6.00         11/01/2033           169,807
     1,822,338   FNMA #767097                                                           4.00         06/01/2019         1,791,993
       915,808   FNMA #775199+/-                                                        4.28         05/01/2034           907,788
       857,177   FNMA #776966                                                           5.00         04/01/2034           864,294
     2,870,528   FNMA #777075<<                                                         5.00         04/01/2034         2,896,157
       554,442   FNMA #779510                                                           5.00         06/01/2019           563,501
     2,928,553   FNMA #793607<<                                                         5.00         09/01/2019         2,976,403
       687,344   FNMA #793675                                                           6.00         09/01/2034           703,876
       707,077   FNMA #794514                                                           5.00         10/01/2019           718,630
       595,255   FNMA #795047                                                           5.50         10/01/2034           606,038
       603,532   FNMA #796334                                                           6.00         10/01/2034           618,048
       816,884   FNMA #804666                                                           6.00         11/01/2034           836,531
     2,133,460   FNMA #805412                                                           5.50         01/01/2035         2,171,438
       730,005   FNMA #811460                                                           5.00         06/01/2020           739,879
       451,189   FNMA #812338                                                           6.00         03/01/2035           461,618
        91,556   FNMA #821030                                                           4.50         05/01/2035            90,273
       258,898   FNMA #822651                                                           4.50         04/01/2035           255,271
     3,222,952   FNMA #824601<<                                                         5.50         12/01/2034         3,281,332
       623,375   FNMA #828346                                                           5.00         07/01/2035           628,162
       164,874   FNMA #828698                                                           5.00         07/01/2035           166,140
       647,277   FNMA #829190                                                           5.00         07/01/2035           652,248
       598,640   FNMA #830957                                                           5.50         08/01/2035           609,297
       537,920   FNMA #831406                                                           6.00         03/01/2036           550,270
       947,218   FNMA #831625                                                           7.00         06/01/2036           987,498
        50,636   FNMA #832199                                                           4.50         07/01/2035            49,927
     1,310,354   FNMA #834657                                                           5.50         08/01/2035         1,333,680
     2,267,188   FNMA #835284                                                           5.50         09/01/2035         2,307,547
     2,746,384   FNMA #835331<<                                                         5.50         08/01/2035         2,795,273
       354,299   FNMA #836068                                                           4.50         10/01/2020           355,106
       526,017   FNMA #836958                                                           4.50         10/01/2035           518,649
     2,855,368   FNMA #839064<<                                                         6.00         01/01/2036         2,921,367
     1,288,662   FNMA #843901                                                           4.50         09/01/2035         1,270,612

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    4,821,019   FNMA #844158<<                                                         5.00%        11/01/2035    $    4,858,038
     5,228,802   FNMA #844703                                                           5.50         12/01/2035         5,321,881
       239,169   FNMA #845782                                                           4.50         10/01/2020           239,713
       442,003   FNMA #847926                                                           4.50         12/01/2020           443,009
     1,308,186   FNMA #851264                                                           5.50         05/01/2021         1,333,065
     4,461,451   FNMA #865283<<                                                         5.50         02/01/2036         4,539,477
     1,425,129   FNMA #868424+/-                                                        5.73         03/01/2036         1,455,158
       686,495   FNMA #878198                                                           5.50         09/01/2036           698,500
     1,619,834   FNMA #879094+/-                                                        5.35         05/01/2036         1,640,291
       842,920   FNMA #888221                                                           5.50         03/01/2037           857,662
     4,042,643   FNMA #888645<<                                                         5.00         08/01/2037         4,071,563
       659,109   FNMA #888815                                                           4.50         11/01/2022           659,580
     2,394,897   FNMA #895995                                                           6.50         07/01/2036         2,464,899
     1,082,530   FNMA #897130                                                           6.50         09/01/2036         1,114,173
     2,523,335   FNMA #902738                                                           5.00         11/01/2036         2,541,922
       224,016   FNMA #904767+/-                                                        5.51         12/01/2036           226,068
       590,848   FNMA #907860+/-                                                        5.53         02/01/2037           598,261
       637,442   FNMA #908182                                                           5.50         12/01/2021           649,565
     1,614,812   FNMA #908249                                                           6.50         12/01/2036         1,662,012
       838,400   FNMA #909855                                                           5.50         02/01/2037           852,885
       857,920   FNMA #910093+/-                                                        5.76         03/01/2037           870,426
       232,472   FNMA #910535+/-                                                        5.53         01/01/2037           234,674
       450,459   FNMA #914224+/-                                                        5.46         03/01/2037           457,257
       424,994   FNMA #915356                                                           4.50         05/01/2023           425,165
       819,807   FNMA #917101                                                           5.00         05/01/2037           825,672
     1,907,927   FNMA #917882                                                           5.00         05/01/2037         1,921,575
       462,896   FNMA #918049                                                           6.50         05/01/2037           476,328
     1,284,902   FNMA #918619                                                           5.50         06/01/2037         1,307,101
     3,751,823   FNMA #919640<<                                                         6.00         09/01/2037         3,837,745
     1,734,362   FNMA #922674+/-                                                        4.77         04/01/2036         1,747,711
     1,125,030   FNMA #922675+/-                                                        4.80         06/01/2035         1,128,320
       744,252   FNMA #928433                                                           7.00         05/01/2037           773,989
       507,625   FNMA #928507                                                           6.50         06/01/2037           522,355
     2,962,379   FNMA #929723                                                           6.00         07/01/2038         3,029,925
     1,977,687   FNMA #929953                                                           5.50         09/01/2038         2,011,657
     1,936,292   FNMA #933465                                                           5.50         02/01/2038         1,969,744
     5,255,724   FNMA #941164<<                                                         6.00         10/01/2037         5,376,088
       682,693   FNMA #949594                                                           6.00         08/01/2022           698,122
       987,663   FNMA #950300                                                           6.00         08/01/2037         1,010,492
       245,865   FNMA #952033                                                           4.50         05/01/2023           245,964
     1,299,308   FNMA #955801                                                           6.00         10/01/2037         1,329,063
       997,397   FNMA #966039                                                           5.50         02/01/2038         1,014,629
       982,702   FNMA #974571                                                           5.00         11/01/2036           990,862
       624,673   FNMA #974886+/-                                                        4.38         04/01/2038           615,842
       417,889   FNMA #975288                                                           4.50         05/01/2023           418,057
     1,000,001   FNMA #979639                                                           5.00         06/01/2023         1,011,965
       145,757   FNMA #983518                                                           4.50         05/01/2023           145,816
                                                                                                                      122,539,627
                                                                                                                   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.47%
     1,750,000   GNMA%%                                                                 5.00         12/01/2036         1,762,579
     2,750,000   GNMA%%                                                                 5.50         12/01/2037         2,798,125
         1,836   GNMA #337120                                                           6.50         11/15/2023             1,885
         1,994   GNMA #379192                                                           6.50         12/15/2023             2,047
     2,003,606   GNMA #520782<<                                                         5.00         03/15/2035         2,023,232
     1,114,677   GNMA #605373                                                           5.50         09/15/2034         1,137,439
       174,722   GNMA #617417                                                           6.50         02/15/2037           179,273
       979,213   GNMA #617522                                                           6.00         05/15/2037         1,001,351
       497,688   GNMA #625436                                                           6.50         09/15/2036           510,658
       701,904   GNMA #632007                                                           6.50         10/15/2036           720,196
     1,597,185   GNMA #633305<<                                                         5.50         12/15/2035         1,628,802
     1,105,898   GNMA #648391                                                           5.50         11/15/2035         1,127,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$      981,494   GNMA #651722                                                           5.50%        02/15/2036    $    1,000,156
       844,580   GNMA #651882                                                           6.50         09/15/2036           866,590
       780,497   GNMA #653068                                                           5.50         03/15/2036           795,337
       817,491   GNMA #654920                                                           6.00         06/15/2036           835,985
       243,836   GNMA #658328                                                           4.50         03/15/2037           240,691
        31,750   GNMA #659749                                                           6.50         11/15/2036            32,577
       345,934   GNMA #663342                                                           6.50         12/15/2036           354,949
       148,770   GNMA #664629                                                           7.00         03/15/2037           153,353
       186,472   GNMA #667470                                                           6.00         05/15/2037           190,688
       658,356   GNMA #668585                                                           6.00         08/15/2037           673,240
       620,685   GNMA #669078                                                           6.00         06/15/2037           634,717
       431,333   GNMA #671433                                                           6.00         07/15/2037           441,084
       498,869   GNMA #677314                                                           5.50         09/15/2038           508,276
        75,112   GNMA #684230                                                           6.50         08/15/2038            77,068
       180,019   GNMA #782167                                                           6.00         06/15/2037           184,141
     2,737,512   GNMA #782379                                                           6.00         08/15/2038         2,799,413
                                                                                                                       22,681,642
                                                                                                                   --------------
TOTAL AGENCY SECURITIES (COST $219,979,890)                                                                           226,519,600
                                                                                                                   --------------
US TREASURY SECURITIES: 18.54%
US TREASURY BONDS: 5.51%
     1,750,000   US TREASURY BOND<<                                                     4.38         02/15/2038         2,027,403
       450,000   US TREASURY BOND<<                                                     4.50         02/15/2036           521,649
     1,100,000   US TREASURY BOND<<                                                     4.50         05/15/2038         1,301,352
     1,550,000   US TREASURY BOND<<                                                     4.75         02/15/2037         1,882,281
     3,900,000   US TREASURY BOND<<                                                     5.50         08/15/2028         4,842,092
     1,150,000   US TREASURY BOND<<                                                     6.00         02/15/2026         1,485,117
     1,000,000   US TREASURY BOND<<                                                     6.25         08/15/2023         1,278,203
     1,500,000   US TREASURY BOND<<                                                     6.25         05/15/2030         2,050,079
     2,400,000   US TREASURY BOND<<                                                     6.38         08/15/2027         3,245,251
       950,000   US TREASURY BOND<<                                                     6.63         02/15/2027         1,315,230
     1,500,000   US TREASURY BOND<<                                                     6.88         08/15/2025         2,112,891
     2,000,000   US TREASURY BOND<<                                                     7.50         11/15/2016         2,610,000
     1,100,000   US TREASURY BOND<<                                                     8.00         11/15/2021         1,574,891
     2,850,000   US TREASURY BOND<<                                                     8.13         08/15/2019         3,994,452
     1,700,000   US TREASURY BOND<<                                                     8.50         02/15/2020         2,453,313
     2,500,000   US TREASURY BOND<<                                                     8.75         05/15/2017         3,534,375
     2,900,000   US TREASURY BOND<<                                                     8.75         08/15/2020         4,284,298
     1,275,000   US TREASURY BOND<<                                                     8.88         08/15/2017         1,820,660
     2,700,000   US TREASURY BOND<<                                                     8.88         02/15/2019         3,938,414
     2,900,000   US TREASURY BOND<<                                                     9.13         05/15/2018         4,272,063
                                                                                                                       50,544,014
                                                                                                                   --------------
US TREASURY NOTES: 13.03%
     1,500,000   US TREASURY NOTE<<                                                     1.50         10/31/2010         1,515,234
     1,500,000   US TREASURY NOTE                                                       2.00         11/30/2013         1,502,462
     5,000,000   US TREASURY NOTE<<                                                     2.38         08/31/2010         5,128,515
     6,375,000   US TREASURY NOTE<<                                                     2.75         10/31/2013         6,627,507
     5,000,000   US TREASURY NOTE                                                       2.88         06/30/2010         5,157,810
       550,000   US TREASURY NOTE<<                                                     3.13         04/30/2013           587,469
     6,800,000   US TREASURY NOTE<<                                                     3.13         09/30/2013         7,196,841
     3,500,000   US TREASURY NOTE                                                       3.38         06/30/2013         3,758,944
     3,500,000   US TREASURY NOTE<<                                                     3.50         12/15/2009         3,599,533
     2,000,000   US TREASURY NOTE                                                       3.50         05/31/2013         2,163,124
     4,700,000   US TREASURY NOTE<<                                                     3.63         06/15/2010         4,897,912
     1,500,000   US TREASURY NOTE                                                       3.75         11/15/2018         1,601,016
     5,000,000   US TREASURY NOTE<<                                                     3.88         09/15/2010         5,277,735
     8,500,000   US TREASURY NOTE<<                                                     3.88         10/31/2012         9,357,973

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
US TREASURY NOTES (continued)
$    2,750,000   US TREASURY NOTE<<                                                     3.88%        02/15/2013    $    3,020,058
     5,500,000   US TREASURY NOTE<<                                                     4.00         03/15/2010         5,734,608
     4,025,000   US TREASURY NOTE<<                                                     4.00         08/15/2018         4,387,878
     4,300,000   US TREASURY NOTE<<                                                     4.25         01/15/2011         4,608,392
     7,100,000   US TREASURY NOTE<<                                                     4.25         08/15/2013         7,904,849
     6,000,000   US TREASURY NOTE<<                                                     4.25         11/15/2013         6,692,346
     1,870,000   US TREASURY NOTE<<                                                     4.25         11/15/2014         2,110,471
     3,800,000   US TREASURY NOTE<<                                                     4.50         04/30/2012         4,207,014
     2,000,000   US TREASURY NOTE<<                                                     4.50         05/15/2017         2,241,250
     3,000,000   US TREASURY NOTE<<                                                     4.63         10/31/2011         3,296,952
     3,000,000   US TREASURY NOTE<<                                                     4.63         02/29/2012         3,320,157
     4,000,000   US TREASURY NOTE<<                                                     4.63         07/31/2012         4,477,188
     2,500,000   US TREASURY NOTE<<                                                     4.75         03/31/2011         2,717,188
     2,500,000   US TREASURY NOTE<<                                                     5.00         08/15/2011         2,775,978
     3,500,000   US TREASURY NOTE<<                                                     6.50         02/15/2010         3,738,165
                                                                                                                      119,604,569
                                                                                                                   --------------
TOTAL US TREASURY SECURITIES (COST $160,208,105)                                                                      170,148,583
                                                                                                                   --------------

SHARES                                                                                                                  VALUE
------                                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 24.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.72%
    10,831,953   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             10,831,953
    10,831,953   DAILY ASSETS FUND INSTITUTIONAL                                                                       10,831,953
    10,831,953   DREYFUS CASH MANAGEMENT FUND                                                                          10,831,953
    10,831,953   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       10,831,953
                                                                                                                       43,327,812
                                                                                                                   --------------

PRINCIPAL
---------
COLLATERAL INVESTED IN OTHER ASSETS: 19.92%
$    2,010,053   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                               1.25         12/01/2008         2,010,053
    61,418,291   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $61,419,724)             0.28         12/01/2008        61,418,291
     4,345,735   BANK OF IRELAND                                                        0.30         12/01/2008         4,345,735
     2,010,053   BNP PARIBAS PARIS                                                      1.00         12/01/2008         2,010,053
     1,250,056   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00         02/25/2008            20,626
     3,908,437   CITIBANK CREDIT CARD ISSUANCE TRUST++                                  1.20         12/01/2008         3,908,176
    67,001,771   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $67,003,446)                0.30         12/01/2008        67,001,771
     3,015,080   DEXIA CREDIT LOCAL DE FRANCE SA                                        1.70         12/01/2008         3,015,080
     4,020,106   FORTIS BANK (GRAND CAYMAN)                                             1.05         12/01/2008         4,020,106
     2,623,823   GRYPHON FUNDING LIMITED(a)(i)                                          0.00         08/23/2009         1,113,288
     4,243,446   MONT BLANC CAPITAL CORPORATION++                                       1.25         12/01/2008         4,243,151
     2,010,053   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $2,010,262)                    1.25         12/01/2008         2,010,053
    12,953,676   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $12,953,946)                0.25         12/01/2008        12,953,676
     2,010,053   NATIXIS                                                                1.00         12/01/2008         2,010,053
     2,233,392   SCALDIS CAPITAL LLC++                                                  1.65         12/01/2008         2,233,188
     3,718,598   SOCIETE GENERALE (CAYMAN LSLANDS)                                      0.75         12/01/2008         3,718,598
     2,791,740   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.85         08/07/2008         1,870,466
     2,791,740   VICTORIA FINANCE LLC+++/-####(a)(i)                                    1.92         05/02/2008         1,870,466
     4,466,785   VICTORIA FINANCE LLC+++/-####(a)(i)                                    2.22         04/03/2008         2,992,746
                                                                                                                      182,765,576
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $229,483,882)                                                           226,093,388
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
SHORT-TERM INVESTMENTS: 3.29%
    30,175,826   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           1.93%        12/01/2008    $   30,175,826
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $30,175,826)                                                                        30,175,826
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,150,502,198)*                                          125.09%                                            $1,147,828,617
OTHER ASSETS AND LIABILITIES, NET                               (25.09)                                              (230,234,827)
                                                                ------                                             --------------
TOTAL NET ASSETS                                                100.00%                                            $  917,593,790
                                                                ------                                             --------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,140,330.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,175,826.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 1.70%
FEDERAL HOME LOAN BANK: 1.70%
$    1,000,000   FHLB+/-                                                                1.03%        01/28/2009    $    1,000,000
     1,000,000   FHLB+/-                                                                1.03         01/30/2009         1,000,000
                                                                                                                        2,000,000
                                                                                                                   --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,000,000)                                                                 2,000,000
                                                                                                                   --------------

PRINCIPAL
---------
CORPORATE BONDS & NOTES: 9.26%
CHEMICALS & ALLIED PRODUCTS: 0.60%
       700,000   BASF FINANCE EUROPE NV+/-++                                            4.51         11/20/2009           700,000
                                                                                                                   --------------
DOMESTIC BANKS: 0.72%
       100,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                     5.00         11/15/2029           100,000
       500,000   HSBC USA INCORPORATED+/-                                               5.22         10/15/2009           500,000
       250,000   WACHOVIA BANK NA+/-                                                    4.42         05/01/2009           250,000
                                                                                                                          850,000
                                                                                                                   --------------
FINANCIAL SERVICES: 0.85%
     1,000,000   IRISH LIFE & PERMANENT+/-++                                            3.78         03/20/2009         1,000,000
                                                                                                                   --------------
FOREIGN BANKS: 5.48%
       700,000   BES FINANCE LIMITED+/-++                                               2.91         03/02/2009           700,000
       750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++           2.36         09/10/2009           750,000
       500,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                    4.35         10/02/2009           500,000
     1,000,000   INTESA BANK IRELAND PLC+/-++                                           3.28         03/25/2009         1,000,000
     1,400,000   RABOBANK NEDERLAND NV+/-++                                             2.58         10/09/2009         1,400,000
       500,000   ROYAL BANK OF CANADA+/-++                                              2.45         10/15/2009           500,000
     1,100,000   ROYAL BANK OF SCOTLAND PLC+/-++                                        3.22         10/09/2009         1,100,000
       500,000   SVENSKA HANDELSBANKEN AB+/-++                                          3.89         08/25/2009           500,000
                                                                                                                        6,450,000
                                                                                                                   --------------
MUNICIPAL: 1.27%
     1,500,000   FLORIDA HURRICANE CATASTROPHE+/-                                       1.64         12/12/2008         1,500,000
                                                                                                                   --------------
SPECIAL PURPOSE ENTITY: 0.34%
       100,000   GBG LLC CUSTODY RECEIPTS+/-ss                                          4.00         09/01/2027           100,000
       300,000   LTF REAL ESTATE VRDN I LLC+/-ss                                        2.50         06/01/2033           300,000
                                                                                                                          400,000
                                                                                                                   --------------
TOTAL CORPORATE BONDS & NOTES (COST $10,900,000)                                                                       10,900,000
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 1.11%
COLORADO: 0.51%
       350,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I SERIES
                 A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                              5.55         05/01/2038           350,000
       250,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                 PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                      4.75         05/01/2049           250,000
                                                                                                                          600,000
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
MINNESOTA: 0.22%
$      260,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY)+/-ss                         1.80%        07/01/2048    $      260,000
                                                                                                                   --------------
NEW JERSEY: 0.17%
       195,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                 SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)+/-ss                                                              6.00         11/01/2037           195,000
                                                                                                                   --------------
OHIO: 0.21%
       250,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
                 REVENUE, GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)+/-ss                5.00         09/01/2039           250,000
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,305,000)                                                                         1,305,000
                                                                                                                   --------------
COMMERCIAL PAPER: 39.61%
       500,000   ALLIED IRISH BANKS NA##++                                              1.52         12/15/2008           499,442
       500,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 2.60         04/20/2009           494,089
       250,000   APRECO LLC##++                                                         2.32         01/15/2009           249,484
       250,000   ASB FINANCE LIMITED (LONDON)##++                                       2.63         05/07/2009           246,718
       250,000   BARCLAYS US FUNDING LLC##                                              2.45         03/10/2009           247,862
       250,000   BASF SE##++                                                            2.19         01/16/2009           249,415
       250,000   BASF SE##++                                                            2.43         02/17/2009           248,917
       700,000   BELMONT FUNDING LLC##++                                                3.03         12/03/2008           699,917
       500,000   BELMONT FUNDING LLC##++                                                5.46         12/01/2008           500,000
       650,000   BNP PARIBAS FINANCE INCORPORATED##                                     1.48         12/12/2008           649,047
     1,000,000   BNZ INTERNATIONAL FUNDING##++                                          1.49         12/11/2008           999,222
       300,000   BRYANT PARK FUNDING LLC##++                                            2.49         02/12/2009           299,027
     1,000,000   CAFCO LLC##++                                                          2.49         02/24/2009           992,704
     1,000,000   CHARTA LLC##++                                                         2.49         02/12/2009           993,734
       500,000   CHARTA LLC##++                                                         2.49         02/13/2009           498,304
       250,000   CIESCO LLC##++                                                         2.43         03/13/2009           247,804
     1,000,000   CIESCO LLC##++                                                         2.47         02/17/2009           993,305
       800,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++                                2.29         12/11/2008           799,033
       400,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++                                2.33         01/12/2009           398,605
       750,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++                                2.55         12/05/2008           749,763
       500,000   CITIBANK OMNI MASTER TRUST##++                                         2.31         12/10/2008           499,615
       750,000   CITIBANK OMNI MASTER TRUST##++                                         2.31         01/07/2009           747,580
     1,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                    3.60         12/02/2008           999,941
       500,000   CLIPPER RECEIVABLES COMPANY LLC##++                                    5.04         12/01/2008           500,000
       250,000   CME GROUP INCORPORATED##                                               2.28         01/23/2009           249,117
     1,000,000   CRC FUNDING LLC##                                                      2.48         02/20/2009           993,048
     1,000,000   E.ON AG##++                                                            2.30         01/22/2009           996,533
     1,300,000   EBBETS FUNDING LLC##++                                                 3.03         12/03/2008         1,299,847
     1,000,000   EBBETS FUNDING LLC##++                                                 5.46         12/01/2008         1,000,000
       300,000   ELYSIAN FUNDING LLC##++                                                5.46         12/01/2008           300,000
       400,000   ERASMUS CAPITAL CORPORATION##++                                        3.60         12/02/2008           399,987
       500,000   FORTIS FUNDING LLC##++                                                 2.46         03/05/2009           495,953
     1,000,000   GALLEON CAPITAL LLC##++                                                3.60         12/02/2008           999,941
       250,000   GE CAPITAL##                                                           2.23         02/18/2009           248,985
       620,000   GEMINI SECURITIZATION CORPORATION LLC##++                              2.23         12/17/2008           618,760
       500,000   GOVCO LLC##++                                                          2.44         04/27/2009           494,896
       500,000   GOVCO LLC##++                                                          2.45         02/11/2009           498,400
     2,000,000   GRAMPIAN FUNDING LLC##++                                               5.40         12/01/2008         2,000,000
     1,000,000   IRISH LIFE & PERMANENT##++                                             3.69         12/01/2008         1,000,000
       650,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##++                     2.43         02/05/2009           646,413
       500,000   LIBERTY STREET FUNDING LLC##++                                         2.73         12/04/2008           499,881
       250,000   LIBERTY STREET FUNDING LLC##++                                         5.46         12/01/2008           250,000
     1,000,000   METLIFE SHORT TERM FUNDING LLC##++                                     1.52         12/09/2008           999,349
       300,000   METLIFE SHORT TERM FUNDING LLC##++                                     2.41         02/12/2009           298,716
       300,000   METLIFE SHORT TERM FUNDING LLC##++                                     2.42         02/13/2009           298,699
       750,000   NATIONWIDE BUILDING SOCIETY##++                                        1.85         12/04/2008           749,819
       600,000   NATIONWIDE BUILDING SOCIETY##++                                        2.17         01/12/2009           597,872
     1,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++                            0.94         12/05/2008           999,844

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER (continued)
$      900,000   OLD LINE FUNDING LLC##++                                               2.24%        12/16/2008    $      898,594
       500,000   PICAROS FUNDING LLC##++                                                2.24         12/15/2008           499,125
       500,000   PICAROS FUNDING LLC##++                                                2.27         12/10/2008           499,646
     1,000,000   PICAROS FUNDING LLC##++                                                2.49         02/27/2009           993,889
       500,000   RANGER FUNDING COMPANY LLC##++                                         1.54         02/24/2009           498,111
       750,000   REGENCY MARKETS # 1 LLC##++                                            2.31         12/10/2008           749,466
       500,000   REGENCY MARKETS # 1 LLC##++                                            2.37         01/20/2009           496,944
     1,000,000   SCALDIS CAPITAL LLC##++                                                2.49         02/19/2009           994,778
     1,050,000   SCALDIS CAPITAL LLC##++                                                3.00         12/03/2008         1,049,830
       250,000   SHEFFIELD RECEIVABLES##++                                              2.45         02/05/2009           249,267
     1,000,000   STARBIRD FUNDING CORPORATION##++                                       3.64         12/02/2008           999,963
     1,372,000   THAMES ASSET GLOBAL SECURITIZATION##++                                 2.31         01/05/2009         1,367,972
       500,000   THAMES ASSET GLOBAL SECURITIZATION##++                                 2.40         01/26/2009           496,500
       250,000   THAMES ASSET GLOBAL SECURITIZATION##++                                 2.47         03/09/2009           248,503
       300,000   THUNDER BAY FUNDING LLC##++                                            2.27         12/15/2008           299,563
       350,000   TICONDEROGA FUNDING LLC##++                                            2.29         01/09/2009           349,431
     1,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                      2.21         03/03/2009           994,122
       500,000   TOYOTA MOTOR CREDIT CORPORATION##                                      2.23         02/17/2009           497,617
       750,000   VARIABLE FUNDING CAPITAL##++                                           2.31         01/14/2009           747,250
     1,000,000   VERSAILLES COMMERCIAL PAPER LLC##++                                    5.46         12/01/2008         1,000,000
     1,000,000   VICTORIA FINANCE LLC+/-++####(a)(i)                                    4.82         01/16/2009           670,000
     1,000,000   WINDMILL FUNDING CORPORATION##++                                       2.25         12/18/2008           997,875
       300,000   WINDMILL FUNDING CORPORATION##++                                       2.46         02/11/2009           299,038
TOTAL COMMERCIAL PAPER (COST $46,637,072)                                                                              46,637,072
                                                                                                                   --------------
EXTENDABLE BONDS: 0.64%
       750,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                                   2.39         09/25/2009           750,000
TOTAL EXTENDABLE BONDS (COST $750,000)                                                                                    750,000
                                                                                                                   --------------
MEDIUM TERM NOTES: 2.76%
     1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                1.79         10/09/2009         1,500,000
       750,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                     3.51         10/19/2009           750,000
     1,000,000   MERRILL LYNCH & COMPANY+/-                                             3.42         03/24/2009         1,000,000
TOTAL MEDIUM TERM NOTES (COST $3,250,000)                                                                               3,250,000
                                                                                                                   --------------
SECURED MASTER NOTE AGREEMENT: 3.66%
     2,136,000   BANK OF AMERICA SECURITIES+/-++ss(E)                                   0.88                 --         2,136,000
     2,169,000   CITIGROUP GLOBAL+/-++ss(E)                                             0.88                 --         2,169,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $4,305,000)                                                                   4,305,000
                                                                                                                   --------------
TIME DEPOSITS: 12.74%
     1,000,000   BANK OF AMERICA                                                        0.30         12/01/2008         1,000,000
     1,000,000   BANK OF IRELAND                                                        1.25         12/01/2008         1,000,000
     2,000,000   BANK OF NOVA SCOTIA                                                    0.40         12/01/2008         2,000,000
     1,000,000   BNP PARIBAS PARIS                                                      1.00         12/01/2008         1,000,000
     1,000,000   CALYON GRAND CAYMAN                                                    0.88         12/01/2008         1,000,000
     1,000,000   DEXIA CREDIT LOCAL DE FRANCE                                           1.70         12/01/2008         1,000,000
     1,000,000   FORTIS BANK GRAND CAYMAN                                               1.05         12/01/2008         1,000,000
     2,000,000   KBC BANK NV BRUSSELS                                                   1.10         12/01/2008         2,000,000
     2,000,000   LLOYDSTSB  BANK PLC LONDON                                             0.90         12/01/2008         2,000,000
     1,000,000   NATEXIS BANQUES POPULAIR                                               1.00         12/01/2008         1,000,000
     2,000,000   SOCIETE GENERALE CAYMAN                                                0.75         12/01/2008         2,000,000
TOTAL TIME DEPOSITS (COST $15,000,000)                                                                                 15,000,000
                                                                                                                   --------------
CERTIFICATES OF DEPOSIT: 11.21%
     1,000,000   ALLIED IRISH BANKS (NEW YORK)                                          2.90         12/05/2008         1,000,000
     1,000,000   BANK OF IRELAND (CONNECTICUT)                                          3.95         01/21/2009         1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
CERTIFICATES OF DEPOSIT (continued)
$    2,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                     2.55%        08/14/2009    $    2,000,000
       750,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        3.76         02/27/2009           750,000
     1,000,000   BNP PARIBAS (NEW YORK)                                                 3.12         02/20/2009         1,000,000
     1,500,000   CALYON (NEW YORK)                                                      3.00         01/20/2009         1,500,000
     1,000,000   DEXIA BANK (NEW YORK)                                                  5.00         12/02/2008         1,000,000
       700,000   NATIXIS NY BRANCH                                                      2.92         12/01/2008           700,000
       500,000   NATIXIS NY BRANCH                                                      3.04         01/12/2009           500,000
       750,000   RABOBANK NEDERLAND NV (NEW YORK)                                       3.02         03/09/2009           750,000
       500,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                     3.21         10/01/2009           500,000
     1,000,000   UNICREDITO ITALIANO ( NEW YORK)                                        5.00         12/02/2008         1,000,000
     1,000,000   UNICREDITO ITALIANO (NEW YORK)                                         3.00         12/08/2008         1,000,000
       500,000   US BANK NATIONAL ASSOCIATION                                           2.86         04/20/2009           500,000
TOTAL CERTIFICATES OF DEPOSIT (COST $13,200,000)                                                                       13,200,000
                                                                                                                   --------------
REPURCHASE AGREEMENTS: 17.17%
    10,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $10,000,233)                                0.28         12/01/2008        10,000,000
     1,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,038)                      0.45         12/01/2008         1,000,000
     5,214,148   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $5,214,278)                                 0.30         12/01/2008         5,214,148
     2,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $2,000,067)                                 0.40         12/01/2008         2,000,000
     1,000,000   MERRILL PIERCE FENNER SMITH - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,071)                      0.85         12/01/2008         1,000,000
     1,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,000,104)                                 1.25         12/01/2008         1,000,000
TOTAL REPURCHASE AGREEMENTS (COST $20,214,148)                                                                         20,214,148
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $117,561,220)*                                             99.86%                                            $  117,561,220
OTHER ASSETS AND LIABILITIES, NET                                 0.14                                                    166,059
                                                                ------                                             --------------
TOTAL NET ASSETS                                                100.00%                                            $  117,727,279
                                                                ------                                             --------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(E)  THE SECURITY IS A PRIVATE PLACEMENT WTH NO STATED VALUE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
COMMON STOCKS: 98.47%
ADMINISTRATION OF ECONOMIC PROGRAMS: 0.04%
        86,679   HINDUSTAN UNILEVER LIMITED                                                                        $      411,685
                                                                                                                   --------------
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
         4,900   KURITA WATER INDUSTRIES LIMITED                                                                          116,228
         2,200   TOMRA SYSTEMS ASA                                                                                          7,544
                                                                                                                          123,772
                                                                                                                   --------------
AEROSPACE, DEFENSE: 0.05%
        40,965   BE AEROSPACE INCORPORATED+                                                                               335,094
        38,635   ROLLS ROYCE GROUP PLC                                                                                    186,401
                                                                                                                          521,495
                                                                                                                   --------------
AGRICULTURAL CHEMICALS: 0.00%
         2,000   NIHON NOHYAKU COMPANY LIMITED                                                                             12,801
                                                                                                                   --------------
AGRICULTURAL PRODUCTION CROPS: 0.03%
        87,000   BISI INTERNATIONAL PT+                                                                                     8,010
        27,231   CHIQUITA BRANDS INTERNATIONAL INCORPORATED+<<                                                            303,626
         1,105   EBRO PULEVA SA                                                                                            14,522
        54,500   SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                               6,234
                                                                                                                          332,392
                                                                                                                   --------------
AGRICULTURAL SERVICES: 0.19%
         6,837   ABB GRAIN LIMITED                                                                                         34,049
        31,900   ASIATIC DEVELOPMENT BHD                                                                                   28,795
        14,500   ASTRA AGRO LESTARI TBK PT                                                                                 10,300
         5,345   AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                    4,826
        11,455   AWB LIMITED                                                                                               25,878
           313   BAYWA AG                                                                                                   9,767
        84,400   CHAODA MODERN AGRICULTURE LIMITED                                                                         49,079
       298,500   CHAROEN POKPHAND FOODS PCL                                                                                23,667
        15,000   CHINA GREEN HOLDINGS LIMITED                                                                               9,820
        14,387   COMPASS MINERALS INTERNATIONAL INCORPORATED                                                              805,528
         2,456   CRESUD SACIFYA                                                                                            15,620
         2,979   EGYPTIAN FINANCIAL & INDUSTRIAL COMPANY                                                                   13,807
       217,000   GOLDEN AGRI-RESOURCES LIMITED                                                                             32,482
         1,909   GRAIN CORPORATION LIMITED                                                                                  6,864
           900   HOKUTO CORPORATION                                                                                        23,182
       206,600   IOI CORPORATION BHD                                                                                      185,770
        32,500   KUALA LUMPUR KEPONG BHD                                                                                   75,186
        43,600   OLAM INTERNATIONAL LIMITED                                                                                27,274
         1,400   SAKATA SEED CORPORATION                                                                                   19,986
         3,600   UNITED PLANTATIONS BHD                                                                                     9,848
        37,624   VCA ANTECH INCORPORATED+<<                                                                               716,737
         3,600   YARA INTERNATIONAL ASA                                                                                    59,957
                                                                                                                        2,188,422
                                                                                                                   --------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.00%
        52,544   AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                    50,803
                                                                                                                   --------------
AMUSEMENT & RECREATION SERVICES: 0.31%
            20   ACCORDIA GOLF COMPANY LIMITED                                                                             13,839
           700   ALPEN COMPANY LIMITED                                                                                     12,587
        20,004   ARISTOCRAT LEISURE LIMITED                                                                                51,853
           500   ARUZE CORPORATION                                                                                          4,716

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
AMUSEMENT & RECREATION SERVICES (continued)
         1,500   AVEX GROUP HOLDINGS INCORPORATED                                                                  $       15,623
        21,800   BALLY TECHNOLOGIES INCORPORATED+                                                                         402,646
        44,700   BEC WORLD PCL                                                                                             22,267
        19,100   BERJAYA LAND BHD                                                                                          18,406
        41,300   BERJAYA SPORTS TOTO BHD                                                                                   54,568
       114,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                   14,385
         1,141   CLUB MEDITERRANEE+                                                                                        20,291
         1,500   DAIICHIKOSHO COMPANY LIMITED                                                                              15,369
             7   FIELDS CORPORATION                                                                                         8,603
         2,786   FLIGHT CENTRE LIMITED                                                                                     16,027
            20   FUJI TELEVISION NETWORK INCORPORATED                                                                      27,964
         1,035   GESTEVISION TELECINCO SA                                                                                   9,153
         1,414   GREAT CANADIAN GAMING CORPORATION+                                                                         3,945
         1,200   H.I.S COMPANY LIMITED                                                                                     20,870
         1,900   HEIWA CORPORATION                                                                                         17,935
         6,777   INFORMA PLC                                                                                               21,254
        58,602   INTERNATIONAL GAME TECHNOLOGY                                                                            627,627
         1,614   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                          7,590
         8,010   KANGWON LAND INCORPORATED                                                                                 65,381
            74   KUONI REISEN HOLDING                                                                                      19,627
        10,365   LADBROKERS PLC                                                                                            29,813
        23,000   LI NING COMPANY LIMITED                                                                                   33,006
        14,795   LIFE TIME FITNESS INCORPORATED+<<                                                                        221,481
         2,636   LOTTOMATICA SPA                                                                                           62,448
           600   MARS ENGINEERING CORPORATION                                                                              16,389
        72,300   MEDIA PRIMA BHD                                                                                           19,110
        10,400   NAMCO BANDAI HOLDINGS INCORPORATED                                                                       103,868
           140   NIPPON TELEVISION NETWORK CORPORATION                                                                     14,683
         4,627   OPAP SA                                                                                                  114,595
         2,700   ORIENTAL LAND COMPANY LIMITED                                                                            203,087
            14   PACIFIC GOLF GROUP INTERNATIONAL                                                                           4,663
           664   PADDY POWER PLC                                                                                           11,704
         1,797   PARTYGAMING PLC                                                                                            3,681
        25,577   PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                   145,789
        14,400   PMP LIMITED                                                                                                6,083
       206,415   RESORTS WORLD BHD                                                                                        133,573
         2,880   RESORTTRUST INCORPORATED                                                                                  29,039
            12   ROUND ONE CORPORATION                                                                                      5,673
         8,600   SEGA SAMMY HOLDINGS INCORPORATED                                                                          83,071
         5,000   SHOCHIKU COMPANY LIMITED                                                                                  32,717
        22,274   TABCORP HOLDINGS LIMITED                                                                                 103,061
        53,949   TATTERSALL'S LIMITED                                                                                      89,771
        10,167   TEN NETWORK HOLDINGS LIMITED                                                                               7,288
         3,000   TOEI COMPANY LIMITED                                                                                      12,459
        11,000   TOKYO DOME CORPORATION                                                                                    35,135
        12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                              17,171
             9   TV ASAHI CORPORATION                                                                                      11,846
            30   USJ COMPANY LIMITED                                                                                       11,068
         5,631   WILLIAM HILL PLC                                                                                          16,640
        19,959   WMS INDUSTRIES INCORPORATED                                                                              491,989
         1,200   YOSHIMOTO KOGYO COMPANY LIMITED                                                                           14,377
                                                                                                                        3,577,804
                                                                                                                   --------------
APPAREL: 0.00%
        37,000   CHINA HONGXING SPORTS LIMITED                                                                              4,698
                                                                                                                   --------------
APPAREL & ACCESSORY STORES: 0.78%
        17,201   ABERCROMBIE & FITCH COMPANY CLASS A                                                                      332,495
         1,100   ADERANS COMPANY LIMITED                                                                                    9,290
         3,954   ADIDAS-SALOMON AG                                                                                        122,876
        29,460   AEROPOSTALE INCORPORATED+                                                                                445,435

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
APPAREL & ACCESSORY STORES (continued)
        35,100   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                            $      336,960
         3,300   AOKI HOLDINGS INCORPORATED                                                                                39,609
         3,400   AOYAMA TRADING COMPANY LIMITED                                                                            44,192
         1,643   BEIERSDORF AG                                                                                             90,803
       144,000   BELLE INTERNATIONAL HOLDINGS LIMITED                                                                      63,860
         2,512   BULGARI SPA                                                                                               15,404
        18,938   CATO CORPORATION                                                                                         264,374
           461   CHARLES VOEGELE HOLDING AG                                                                                13,406
        54,978   CHARMING SHOPPES INCORPORATED+<<                                                                          82,467
       104,541   CHICO'S FAS INCORPORATED+                                                                                266,580
        58,000   CHINA DONGXIANG GROUP COMPANY                                                                             16,480
         2,000   CHIYODA COMPANY LIMITED                                                                                   29,256
        22,845   CHRISTOPHER & BANKS CORPORATION                                                                           76,988
        15,800   CITIZEN HOLDINGS COMPANY LIMITED                                                                          73,182
        39,294   COLLECTIVE BRANDS INCORPORATED+                                                                          300,599
       262,689   COMPAL ELECTRONIC INCORPORATED                                                                           136,755
        17,840   DEBENHAMS PLC                                                                                              6,699
           356   DOUGLAS HOLDING AG                                                                                        14,831
        28,491   DRESS BARN INCORPORATED+<<                                                                               223,085
         3,300   FAST RETAILING COMPANY LIMITED                                                                           378,288
         3,183   FINISH LINE INCORPORATED CLASS A                                                                          16,902
        19,800   GAP INCORPORATED                                                                                         257,796
           950   GEOX SPA                                                                                                   5,050
        48,000   GIORDANO INTERNATIONAL LIMITED                                                                             9,998
         9,000   HANKYU DEPARTMENT STORES                                                                                  63,769
         6,422   HMV GROUP PLC                                                                                             11,763
         4,035   INDUSTRIA DE DISENO TEXTIL SA                                                                            135,564
        22,084   J.CREW GROUP INCORPORATED+<<                                                                             223,932
        14,191   KOHL'S CORPORATION+                                                                                      463,478
         5,234   L'OREAL SA                                                                                               424,179
        58,500   LIMITED BRANDS                                                                                           544,635
           680   LOTTE SHOPPING COMPANY LIMITED                                                                            83,266
        12,300   MARUI COMPANY LIMITED                                                                                     66,480
         4,344   NEXT PLC                                                                                                  74,406
         2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                        25,590
        32,044   NORDSTROM INCORPORATED                                                                                   364,340
           653   ORIFLAME COSMETICS SA                                                                                     17,789
        48,028   PACIFIC SUNWEAR OF CALIFORNIA+                                                                            72,522
         1,430   PINAULT-PRINTEMPTS-REDOUTE SA                                                                             68,189
           730   POINT INCORPORATED                                                                                        35,573
           122   PUMA AG RUDOLF DASSLER SPORT                                                                              20,772
       206,531   QUANTA COMPUTER INCORPORATED                                                                             224,066
         2,386   REITMAN'S CANADA LIMITED CLASS A                                                                          19,239
         1,000   RIGHT ON COMPANY LIMITED                                                                                  16,788
        26,936   ROSS STORES INCORPORATED                                                                                 713,804
         3,000   SEIKO HOLDINGS CORPORATION CLASS C                                                                         5,869
         1,100   SHIMANURA COMPANY LIMITED                                                                                 84,390
        17,000   SHISEIDO COMPANY LIMITED                                                                                 316,618
         1,262   SIGNET JEWELERS LIMITED                                                                                    9,536
           816   SWATCH GROUP AG                                                                                           18,273
           671   SWATCH GROUP AG CLASS B                                                                                   79,289
        14,000   TAKASHIMAYA COMPANY LIMITED                                                                              100,674
        18,357   TRUWORTHS INTERNATIONAL LIMITED                                                                           58,098
        14,419   UNDER ARMOUR INCORPORATED+<<                                                                             331,493
         2,200   UNI-CHARM CORPORATION                                                                                    151,651
         1,900   UNITED ARROWS LIMITED                                                                                     14,735
        22,920   URBAN OUTFITTERS INCORPORATED+                                                                           416,456
        26,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                      48,279
                                                                                                                        8,979,165
                                                                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.41%
         1,225   BENETTON GROUP SPA                                                                                         9,093

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
         7,259   BILLABONG INTERNATIONAL LIMITED                                                                   $       50,849
        96,000   BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                                    7,824
         9,631   BURBERRY GROUP PLC                                                                                        30,582
         1,200   DAIDOH LIMITED                                                                                             9,958
         3,000   DESCENTE LIMITED                                                                                          14,572
        11,026   GUESS? INCORPORATED                                                                                      145,874
         9,000   GUNZE LIMITED                                                                                             33,296
        10,451   HENNES & MAURITZ AB CLASS B                                                                              385,673
         1,319   HERMES INTERNATIONAL                                                                                     166,671
        14,936   INFOSYS TECHNOLOGIES LIMITED                                                                             375,858
        51,300   JONES APPAREL GROUP INCORPORATED                                                                         263,169
         1,000   KATAKURA INDUSTRIES COMPANY LIMITED                                                                       10,003
        55,800   LIZ CLAIBORNE INCORPORATED<<                                                                             159,030
            79   LPP SA+                                                                                                   27,515
         3,000   MIZUNO CORPORATION                                                                                        14,175
           700   NAGAILEBEN COMPANY LIMITED                                                                                13,968
         2,542   NOBEL BIOCARE HOLDING AG                                                                                  38,595
         6,000   ONWARD KASHIYAMA COMPANY LIMITED                                                                          44,323
        22,194   PHILLIPS-VAN HEUSEN CORPORATION                                                                          387,063
        10,743   POLO RALPH LAUREN CORPORATION<<                                                                          464,098
        11,500   PORTS DESIGN LIMITED                                                                                      12,992
       156,304   POU CHEN CORPORATION                                                                                      71,954
        82,994   QUIKSILVER INCORPORATED+<<                                                                               116,192
         5,000   SANYO SHOKAI LIMITED                                                                                      22,032
        12,706   THE GYMBOREE CORPORATION+                                                                                319,556
         3,000   THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                    21,816
           207   TOD'S SPA                                                                                                  8,284
         4,000   TOKYO STYLE COMPANY LIMITED                                                                               29,769
        17,900   VF CORPORATION                                                                                           935,991
         6,000   WACOAL CORPORATION                                                                                        81,704
        20,236   WARNACO GROUP INCORPORATED+                                                                              362,224
        34,000   YGM TRADING LIMITED                                                                                       15,044
                                                                                                                        4,649,747
                                                                                                                   --------------
APPLICATIONS SOFTWARE: 0.01%
        17,158   WIPRO LIMITED<<                                                                                          129,714
                                                                                                                   --------------
AUTO PARTS & EQUIPMENT: 0.00%
         4,240   HYUNDAI AUTONET COMPANY LIMITED                                                                            6,976
        35,000   JVC KENWOOD HOLDINGS INCORPORATED+                                                                        14,649
        96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                            13,507
     1,551,500   YARNAPUND PCL                                                                                             12,248
                                                                                                                           47,380
                                                                                                                   --------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
         1,800   TOKAI RIKA COMPANY LIMITED                                                                                17,088
                                                                                                                   --------------
AUTOMOTIVE: 0.00%
         1,200   UNIPRES CORPORATION                                                                                       11,352
                                                                                                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.66%
       127,514   TOYOTA MOTOR CORPORATION                                                                               4,087,389
        19,075   ADVANCE AUTO PARTS INCORPORATED                                                                          579,117
         1,200   AUTOBACS SEVEN COMPANY LIMITED                                                                            26,746
        68,250   AUTONATION INCORPORATED+<<                                                                               582,855
         8,400   AUTOZONE INCORPORATED+                                                                                   917,448
         6,768   BAYERISCHE MOTOREN WERKE AG                                                                              169,181
        16,700   BRIDGESTONE CORPORATION                                                                                  280,807
         1,700   CANADIAN TIRE CORPORATE LIMITED CLASS A                                                                   59,230
        12,305   COPART INCORPORATED+                                                                                     328,174

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (continued)
            24   D'IETEREN SA                                                                                      $        3,001
         9,616   FREEWORLD COATINGS LIMITED                                                                                 5,780
        28,000   HOTAI MOTOR COMPANY LIMITED                                                                               40,885
       113,700   NISSAN MOTOR COMPANY LIMITED                                                                             383,130
         3,329   PEUGEOT SA                                                                                                60,563
         1,420   USS COMPANY LIMITED                                                                                       88,983
                                                                                                                        7,613,289
                                                                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.04%
         5,568   BAJAJ AUTO LIMITED                                                                                        27,954
         3,188   GHABBOUR AUTO+                                                                                             9,645
        11,340   RYDER SYSTEM INCORPORATED                                                                                407,219
                                                                                                                          444,818
                                                                                                                   --------------
BANKING: 0.01%
           128   BERNER KANTONALBANK AG                                                                                    23,658
         1,432   EFG INTERNATIONAL                                                                                         22,965
         5,303   NATIONAL SOCIETE GENERALE BANK SAE                                                                        13,639
            40   ST. GALLER KANTONALBANK                                                                                   12,816
        13,375   TURK EKONOMI BANKASI AS                                                                                    6,869
             5   YACHIYO BANK LIMITED                                                                                      15,374
                                                                                                                           95,321
                                                                                                                   --------------
BEVERAGES: 0.01%
         2,700   BROWN-FORMAN CORPORATION                                                                                 119,745
         2,737   COCA-COLA ICECEK URETIM AS                                                                                12,917
                                                                                                                          132,662
                                                                                                                   --------------
BIOPHARMACEUTICALS: 0.01%
        22,743   THERAVANCE INCORPORATED+<<                                                                               151,923
                                                                                                                   --------------
BREWERY: 0.00%
        53,000   SAN MIGUEL BREWERY INCORPORATED                                                                            9,864
                                                                                                                   --------------
BUILDING: 0.00%
         1,216   BOVIS HOMES GROUP PLC                                                                                      5,899
                                                                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.61%
         7,530   AMEC PLC                                                                                                  61,142
        10,708   BALFOUR BEATTY PLC                                                                                        50,533
         3,720   BARRATT DEVELOPMENTS PLC                                                                                   2,675
         1,697   BELLWAY PLC                                                                                               13,347
         2,884   BERKELEY GROUP HOLDINGS PLC                                                                               37,546
           958   BILFINGER BERGER AG                                                                                       39,119
         8,070   CARILLION PLC                                                                                             27,022
        23,800   CENTEX CORPORATION+                                                                                      218,008
       184,900   CH KARNCHANG PCL                                                                                          11,051
       274,779   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                        301,727
         5,000   COMSYS HOLDINGS CORPORATION                                                                               46,320
        35,000   CONTINENTAL ENGINEERING CORPORATION                                                                        9,411
        43,209   CSR LIMITED                                                                                               38,807
         1,803   DAELIM INDUSTRIAL COMPANY LIMITED                                                                         40,821
         5,524   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                         30,969
        25,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                     209,870
        59,800   DIALOG GROUP BHD                                                                                          14,811
        54,810   DR HORTON INCORPORATED                                                                                   376,545
         1,420   EIFFAGE SA                                                                                                64,862

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
         9,482   ENKA INSAAT VE SANAYI AS                                                                          $       26,691
         1,478   FLEETWOOD CORPORATION LIMITED                                                                              4,041
       147,600   GAMUDA BHD                                                                                                69,150
         7,183   GLOBE TRADE CENTRE SA+                                                                                    38,988
         2,807   GS ENGINEERING & CONSTRUCTION CORPORATION                                                                 94,947
         2,010   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                    15,695
        45,000   HASEKO CORPORATION                                                                                        38,318
         5,153   HASTIE GROUP LIMITED                                                                                       4,247
           673   HOCHTIEF AG                                                                                               26,036
         4,332   HOLCIM LIMITED                                                                                           192,804
        23,900   HOVNANIAN ENTERPRISES INCORPORATED CLASS A+<<                                                             52,341
         3,993   HYUNDAI DEVELOPMENT COMPANY                                                                               82,816
         3,842   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                       131,612
        43,800   IJM CORPORATION BHD                                                                                       30,438
        13,306   IMPREGILO SPA                                                                                             35,554
        82,400   ITALIAN-THAI DEVELOPMENT PCL                                                                               4,182
        11,000   JGC CORPORATION                                                                                          127,786
         2,686   JM AB                                                                                                     10,371
        49,000   KAJIMA CORPORATION                                                                                       143,344
        28,773   KB HOME<<                                                                                                334,630
           589   KIER GROUP PLC                                                                                             8,078
         6,000   KINDEN CORPORATION                                                                                        54,103
         1,860   KONINKLIJKE BAM GROEP NV                                                                                  13,233
         1,172   KUMHO INDUSTRIAL COMPANY LIMITED                                                                          10,031
       151,700   LAND & HOUSES PCL                                                                                         13,410
         5,243   LEIGHTON HOLDINGS LIMITED                                                                                 84,573
           826   LENNAR CORPORATION CLASS B                                                                                 4,262
         5,000   MAEDA CORPORATION                                                                                         15,701
         2,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                   16,027
        25,900   MALAYSIAN RESOURCES CORPORATION BHD                                                                        5,019
         6,600   MDC HOLDINGS INCORPORATED                                                                                204,600
         1,000   NCC AB                                                                                                     4,829
        90,747   NEW WORLD DEVELOPMENT LIMITED                                                                             72,183
         2,000   NIPPO CORPORATION                                                                                         13,579
        12,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                   17,293
           975   NVR INCORPORATED+<<                                                                                      423,394
        31,000   OBAYASHI CORPORATION                                                                                     177,521
         9,000   OKUMURA CORPORATION                                                                                       36,477
           543   PBG SA+                                                                                                   38,218
         4,800   PEAB AB                                                                                                   10,739
         8,500   PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                                   9,592
         4,833   PERSIMMON PLC                                                                                             16,209
           625   POLNORD SA+                                                                                                5,222
        40,541   PULTE HOMES INCORPORATED                                                                                 431,762
        34,558   PYI CORPORATION LIMITED                                                                                      947
           100   ROCKWOOL INTERNATIONAL AS                                                                                  5,420
        18,751   RYLAND GROUP INCORPORATED<<                                                                              318,204
        21,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                         116,689
        24,000   SEKISUI HOUSE LIMITED                                                                                    195,907
        36,000   SEMBCORP INDUSTRIES LIMITED                                                                               52,988
        33,000   SHIMIZU CORPORATION                                                                                      174,262
        62,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                97,160
       291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                  16,425
           446   STRABAG SE                                                                                                 7,745
        48,000   TAISEI CORPORATION                                                                                        95,069
           900   TAKAMATSU CORPORATION                                                                                     14,128
        16,685   TAYLOR WOODROW PLC                                                                                         2,828
         9,000   TOA CORPORATION.                                                                                          12,219
        11,000   TODA CORPORATION                                                                                          37,479
         3,880   TOKYU CONSTRUCTION COMPANY LIMITED                                                                         9,630
        25,836   TOLL BROTHERS INCORPORATED+<<                                                                            514,911
         8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                         44,488
         5,000   UNITED ENGINEERS                                                                                           3,763

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
        51,000   UNITED FIBER SYSTEM LIMITED                                                                       $        1,194
        40,191   URBI DESARROLLOS URBANOS SA DE CV+                                                                        59,616
         4,564   VINCI SA                                                                                                 183,119
        10,231   WALTER INDUSTRIES INCORPORATED                                                                           186,613
        11,000   YANLORD LAND GROUP LIMITED                                                                                 4,448
         1,878   YIT OYJ                                                                                                   11,131
        34,300   YTL CORPORATION BHD                                                                                       62,608
        10,000   ZELAN BHD                                                                                                  2,411
           182   ZPH STALPRODUKT SA                                                                                        19,999
                                                                                                                        6,996,033
                                                                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.40%
        51,000   ASAHI GLASS COMPANY LIMITED                                                                              286,718
         7,000   CENTRAL GLASS COMPANY LIMITED                                                                             23,690
        12,700   DAIKIN INDUSTRIES LIMITED                                                                                334,993
         4,800   DCM JAPAN HOLDINGS COMPANY LIMITED                                                                        35,952
        27,465   FASTENAL COMPANY<<                                                                                     1,057,677
        20,804   FLETCHER BUILDING LIMITED                                                                                 64,279
         1,100   FLSMIDTH & COMPANY A/S                                                                                    35,469
        27,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                    35,075
           873   GEBERIT AG                                                                                                80,363
         4,315   GRAFTON GROUP PLC                                                                                         12,580
        63,130   HOME DEPOT INCORPORATED                                                                                1,458,934
         1,000   KCI KONECRANES OYJ                                                                                        14,857
         2,000   KEIYO COMPANY LIMITED                                                                                     12,587
        47,842   KINGFISHER PLC                                                                                            88,183
         2,792   KINGSPAN GROUP PLC                                                                                        11,356
         2,600   KOMERI COMPANY LIMITED                                                                                    65,321
        16,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                        131,188
        28,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                        81,283
         2,381   REECE AUSTRALIA LIMITED                                                                                   25,352
         1,600   RINNAI CORPORATION                                                                                        57,792
         2,359   RONA INCORPORATED+                                                                                        21,722
        20,862   SANDVIK AB                                                                                               122,818
         9,000   SANWA SHUTTER CORPORATION                                                                                 30,508
         1,005   SCHINDLER HOLDING AG                                                                                      40,880
         5,297   SCHNEIDER ELECTRIC SA                                                                                    334,406
        89,000   TECHTRONIC INDUSTRIES COMPANY                                                                             27,323
           749   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                             20,822
         1,713   WIENERBERGER AG                                                                                           24,305
                                                                                                                        4,536,433
                                                                                                                   --------------
BUSINESS SERVICES: 5.99%
       266,760   3COM CORPORATION+                                                                                        536,188
        28,692   ACTIVISION BLIZZARD INCORPORATED+                                                                        335,696
        41,838   ACXIOM CORPORATION+                                                                                      314,203
         2,517   ADECCO SA                                                                                                 74,805
        26,244   ADOBE SYSTEMS INCORPORATED+                                                                              607,811
         7,745   ADVENT SOFTWARE INCORPORATED+<<                                                                          172,714
        16,584   AEGIS GROUP PLC                                                                                           16,108
        17,641   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       713,578
        32,139   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                      394,346
        12,948   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                     560,778
           336   ALTRAN+                                                                                                    1,247
         1,596   ALTRAN TECHNOLOGIES SA+                                                                                    5,983
        40,015   ANSYS INCORPORATED+                                                                                    1,154,833
        12,377   ARBITRON INCORPORATED<<                                                                                  173,649
        52,179   ARIBA INCORPORATED+                                                                                      420,041
         4,940   ASIAN PAINTS LIMITED                                                                                      88,081
         3,940   ASSECO POLAND SA                                                                                          64,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
BUSINESS SERVICES (continued)
         7,108   ASX LIMITED                                                                                       $      144,637
           916   ATOS ORIGIN SA+                                                                                           20,299
         5,886   AUSDRILL LIMITED                                                                                           4,758
        44,101   AUTODESK INCORPORATED+                                                                                   731,636
         4,349   AUTONOMY CORPORATION PLC+                                                                                 62,629
        65,330   AVIS BUDGET GROUP INCORPORATED+<<                                                                         49,651
        27,478   AVOCENT CORPORATION+                                                                                     516,861
        37,900   BMC SOFTWARE INCORPORATED+                                                                               945,984
           985   BOLSAS Y MARCADOS ESPANOLES                                                                               23,413
        62,522   BRAMBLES LIMITED                                                                                         299,184
        17,904   BRINK'S HOME SECURITY HOLDINGS+                                                                          358,080
        20,200   CA INCORPORATED                                                                                          340,168
        13,268   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                 589,232
        47,000   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     181,420
        12,407   CAPITA GROUP PLC                                                                                         133,230
        12,273   CERNER CORPORATION+<<                                                                                    441,583
         4,600   CGI GROUP INCORPORATED+                                                                                   34,198
        37,784   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                       778,728
        37,000   CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                     4,864
       427,688   CHINA UNICOM LIMITED                                                                                     528,443
        36,600   CITRIX SYSTEMS INCORPORATED+                                                                             975,756
        25,402   COGNEX CORPORATION                                                                                       346,229
        56,747   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    1,089,542
        31,066   COMPUTER SCIENCES CORPORATION+                                                                           865,499
        20,811   COMPUTERSHARE LIMITED                                                                                     90,552
        55,883   COMPUWARE CORPORATION+<<                                                                                 354,857
        25,377   CONVERGYS CORPORATION+                                                                                   159,621
        22,627   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                381,039
         3,400   CSK HOLDINGS CORPORATION                                                                                  22,487
            15   CYBERAGENT INCORPORATED                                                                                    9,255
         1,600   DAISEKI COMPANY LIMITED                                                                                   37,715
         1,850   DAVIS SERVICE GROUP PLC                                                                                    6,608
         2,629   DCC PLC                                                                                                   35,180
         1,979   DE LA RUE                                                                                                 25,884
        34,699   DELUXE CORPORATION                                                                                       365,033
            17   DENA COMPANY LIMITED                                                                                      42,053
            88   DENTSU INCORPORATED                                                                                      156,173
        16,338   DIGITAL RIVER INCORPORATED+                                                                              345,222
        34,572   DIMENSION DATA HOLDINGS PLC                                                                               19,013
         1,353   DISCOUNT INVESTMENT CORPORATION                                                                           10,998
         8,245   DST SYSTEMS INCORPORATED+<<                                                                              311,743
           800   DTS CORPORATION                                                                                            7,790
        74,768   EARTHLINK INCORPORATED+                                                                                  497,955
        54,808   EBAY INCORPORATED+                                                                                       719,629
        15,632   ELECTRONIC ARTS INCORPORATED+                                                                            297,946
        33,081   ELECTRONICS FOR IMAGING INCORPORATED+                                                                    323,201
        20,482   EXPERIAN GROUP LIMITED                                                                                   124,551
        36,256   F5 NETWORKS INCORPORATED+                                                                                902,774
         8,454   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    338,160
        29,786   FAIR ISAAC CORPORATION                                                                                   421,174
        37,474   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      643,803
         1,415   FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                    16,783
        32,614   FISERV INCORPORATED+                                                                                   1,113,442
         7,014   FOCUS MEDIA HOLDING LIMITED+<<                                                                            52,395
         6,081   FORRESTER RESEARCH INCORPORATED+                                                                         139,377
        21,000   GALLANT VENTURE LIMITED+                                                                                   1,051
         1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                                  1,993
         2,863   GEMALTO NV+                                                                                               67,702
        40,073   GLG PARTNERS INCORPORATED<<                                                                              101,785
        15,749   GLOBAL PAYMENTS INCORPORATED                                                                             569,641
        11,559   GOOGLE INCORPORATED CLASS A+                                                                           3,386,325
        24,931   GREATEK ELECTRONIC INCORPORATED                                                                           14,207
        84,000   GUANGDONG INVESTMENT LIMITED                                                                              27,961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
BUSINESS SERVICES (continued)
         4,345   HAVAS SA                                                                                          $        8,040
         4,000   HAW PAR CORPORATION LIMITED                                                                                8,950
        50,882   HENRY JACK & ASSOCIATES INCORPORATED                                                                     936,738
           700   HITACHI INFORMATION SYSTEMS LIMITED                                                                       14,002
        34,520   HLTH CORPORATION+                                                                                        323,452
         1,137   HOMESERVE PLC                                                                                             16,758
        44,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                   352,863
        19,090   HOUSING DEVELOPMENT FINANCE CORPORATION                                                                  566,069
         9,000   HYFLUX LIMITED                                                                                             9,147
           717   I-FLEX SOLUTIONS LIMITED                                                                                   6,627
           383   ILIAD SA                                                                                                  28,784
        36,100   IMS HEALTH INCORPORATED                                                                                  474,715
        24,915   INDUSTREA LIMITED                                                                                          2,808
        13,463   INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                              15,742
        39,052   INFORMATICA CORPORATION+<<                                                                               542,042
        20,402   INFOSPACE INCORPORATED+                                                                                  159,340
        24,277   INFOSYS TECHNOLOGIES LIMITED ADR                                                                         610,567
        94,683   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             387,253
         5,289   INTERSERVE PLC                                                                                            16,888
        19,947   INTERWOVEN INCORPORATED+                                                                                 259,510
         1,200   INTRUM JUSTITIA AB                                                                                        10,722
        58,142   INTUIT INCORPORATED+<<                                                                                 1,288,427
         2,887   INVOCARE LIMITED                                                                                           9,274
           407   IPSOS                                                                                                      9,831
         2,812   IRESS MARKET TECHNOLOGY LIMITED                                                                            7,708
        35,945   IRON MOUNTAIN INCORPORATED+<<                                                                            781,085
        33,267   ITAUSA INVESTIMENTOS ITAU SA                                                                             147,952
           718   JC DECAUX SA                                                                                              10,154
        26,684   JUNIPER NETWORKS INCORPORATED+                                                                           463,768
           795   JYSKE BANK+                                                                                               18,517
            12   KABU.COM SECURITIES COMPANY LIMITED                                                                       15,501
            16   KAKAKU.COM INCORPORATED                                                                                   56,093
            22   KENEDIX INCORPORATED                                                                                       4,627
        51,138   KEPPEL CORPORATION LIMITED                                                                               143,276
           900   KOEI COMPANY LIMITED                                                                                       9,756
         2,977   KONE OYJ                                                                                                  59,100
         5,000   KYOWA EXEO CORPORATION                                                                                    51,973
        11,755   LAMAR ADVERTISING COMPANY+<<                                                                             174,797
        18,246   LENDER PROCESSING SERVICES INCORPORATED                                                                  402,507
         2,820   LG DACOM CORPORATION                                                                                      37,551
        29,852   LOGICACMG PLC                                                                                             30,482
           452   MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                  6,928
        33,960   MAN GROUP PLC                                                                                            132,250
        15,900   MANPOWER INCORPORATED                                                                                    500,532
        76,000   MARUBENI CORPORATION                                                                                     266,678
         3,959   MASTERCARD INCORPORATED CLASS A<<                                                                        575,243
        29,861   MCAFEE INCORPORATED+                                                                                     905,684
        39,600   MENTOR GRAPHICS CORPORATION+                                                                             268,488
         6,620   MICHAEL PAGE INTERNATIONAL PLC                                                                            21,894
       394,071   MICROSOFT CORPORATION                                                                                  7,968,116
        70,300   MITSUBISHI CORPORATION                                                                                   874,492
         3,000   MITSUI-SOKO COMPANY LIMITED                                                                               12,237
            44   MONEX BEANS HOLDINGS INCORPORATED                                                                         13,567
        23,003   MONSTER WORLDWIDE INCORPORATED+<<                                                                        263,844
           700   MOSHI MOSHI HOTLINE INCORPORATED                                                                          14,123
        57,992   MPS GROUP INCORPORATED+                                                                                  382,747
         3,324   N BROWN GROUP PLC                                                                                          9,815
        32,285   NCR CORPORATION+                                                                                         490,086
         8,300   NETEASE.COM INCORPORATED ADR+<<                                                                          152,720
        22,894   NETFLIX INCORPORATED+<<                                                                                  526,104
           500   NIPPON KANZAI COMPANY LIMITED                                                                              8,471
         1,400   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                                 12,562
        68,150   NOVELL INCORPORATED+                                                                                     310,083

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
BUSINESS SERVICES (continued)
           600   NS SOLUTIONS CORPORATION                                                                          $        7,698
        14,485   NWS HOLDINGS LIMITED                                                                                      16,706
           300   OBIC BUSINESS CONSULTANTS LIMITED                                                                         13,150
         1,000   OPEN TEXT CORPORATION+                                                                                    26,770
       190,515   ORACLE CORPORATION+                                                                                    3,065,386
         3,458   PATNI COMPUTER SYSTEMS LIMITED                                                                             9,694
        54,464   PEROT SYSTEMS CORPORATION CLASS A+                                                                       679,711
         1,942   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                      40,854
         4,147   PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                    7,499
        18,823   PROGRESS SOFTWARE CORPORATION+                                                                           400,553
        24,488   PSION PLC                                                                                                 17,285
        43,434   QUEST SOFTWARE INCORPORATED+                                                                             579,844
        65,248   REALNETWORKS INCORPORATED+                                                                               247,942
        36,687   RED HAT INCORPORATED+                                                                                    339,355
         9,839   REGUS PLC                                                                                                  8,776
        41,114   RENT-A-CENTER INCORPORATED+                                                                              674,681
         2,129   RITCHIE BROS AUCTIONEERS INCORPORATED                                                                     39,655
        30,740   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                 642,159
         3,331   RPS GROUP PLC                                                                                              6,491
        34,381   S1 CORPORATION+                                                                                          257,170
         1,493   S1 CORPORATION INCORPORATED (KOREA)                                                                       52,442
        19,907   SALESFORCE.COM INCORPORATED+<<                                                                           569,738
        19,524   SAP AG                                                                                                   665,774
        16,451   SATYAM COMPUTER SERVICES LIMITED                                                                         209,421
         7,200   SECURITAS AB                                                                                              68,190
         5,403   SECURITAS SYSTEMS AB CLASS B                                                                               5,345
         7,640   SEEK LIMITED                                                                                              14,765
           117   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                           99,595
       197,500   SHENZHEN INTERNATIONAL HOLDINGS                                                                            6,101
         1,020   SHREE CEMENT LIMITED                                                                                       7,297
         4,000   SIA ENGINEERING COMPANY                                                                                    5,005
         8,000   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                                7,571
        44,000   SINGAPORE EXCHANGE LIMITED                                                                               143,948
             4   SO-NET ENTERTAINMENT CORPORATION                                                                           9,642
           414   SOFTWARE AG                                                                                               21,303
         3,200   SOHGO SECURITY SERVICES COMPANY LIMITED                                                                   33,618
        39,900   SONICWALL INCORPORATED+                                                                                  156,408
        29,364   SOTHEBY'S HOLDINGS INCORPORATED<<                                                                        291,878
        37,863   SPHERION CORPORATION+                                                                                     85,192
         2,700   SQUARE ENIX COMPANY LIMITED                                                                               77,139
         7,000   STELLA INTERNATIONAL                                                                                       5,540
           900   SUMISHO COMPUTER SYSTEMS                                                                                  14,178
         7,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                        32,186
       151,029   SUN MICROSYSTEMS INCORPORATED+                                                                           478,762
        30,500   SWIRE PACIFIC LIMITED                                                                                    205,414
        35,458   SYBASE INCORPORATED+                                                                                     873,685
        28,000   SYNOPSYS INCORPORATED+<<                                                                                 448,840
        16,000   TAIWAN SECOM                                                                                              20,960
        32,815   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                              398,702
         1,006   TELEPERFORMANCE                                                                                           24,154
        17,207   TELETECH HOLDINGS INCORPORATED+                                                                          151,766
       417,821   TELMEX INTERNACIONAL SAB DE CV                                                                           202,841
           863   TEMENOS GROUP AG+                                                                                         10,885
        17,904   THE BRINK'S COMPANY                                                                                      389,770
           187   THOMSON REUTERS ADR                                                                                       22,472
        39,900   THQ INCORPORATED+                                                                                        189,126
       112,566   TIBCO SOFTWARE INCORPORATED+                                                                             544,819
           800   TKC AS                                                                                                    14,351
           600   TOKYU LIVABLE INCORPORATED                                                                                 2,599
        18,042   TOMKINS PLC                                                                                               30,505
           929   TOMTOM NV+                                                                                                 5,445
         1,700   TOPPAN FORMS COMPANY LIMITED                                                                              20,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
BUSINESS SERVICES (continued)
        39,741   TOTAL SYSTEM SERVICES INCORPORATED                                                                $      567,104
         7,659   TOWER AUSTRALIA GROUP LIMITED                                                                             10,712
        10,500   TOYOTA TSUSHO CORPORATION                                                                                 99,719
         1,300   TRANS COSMOS                                                                                               9,635
         1,810   TRAVIS PERKINS PLC                                                                                         7,541
       194,802   UNISYS CORPORATION+                                                                                      130,517
        49,900   UNITED ONLINE INCORPORATED                                                                               330,837
           876   USG PEOPLE NV                                                                                              9,698
        44,020   VALUECLICK INCORPORATED+                                                                                 271,603
        38,400   VERISIGN INCORPORATED+<<                                                                                 829,056
        12,488   VIAD CORPORATION                                                                                         333,554
         4,200   VIGNETTE CORPORATION+                                                                                     36,540
         1,430   VIOHALCO SA                                                                                                8,233
        22,236   VISA INCORPORATED<<                                                                                    1,168,724
         8,034   VMWARE INCORPORATED+<<                                                                                   155,458
        19,264   WEBSENSE INCORPORATED+                                                                                   311,499
        58,500   WHARF HOLDINGS LIMITED                                                                                   140,055
        44,780   WIND RIVER SYSTEMS INCORPORATED+                                                                         373,465
            13   WORKS APPLICATIONS COMPANY LIMITED                                                                         6,657
         1,726   WS ATKINS PLC                                                                                             16,250
        63,250   YAHOO! INCORPORATED+<<                                                                                   728,008
           658   YAHOO! JAPAN CORPORATION                                                                                 214,376
           700   ZENRIN COMPANY LIMITED                                                                                     6,913
                                                                                                                       68,898,734
                                                                                                                   --------------
CABLE TELEVISION: 0.01%
         5,900   TIME WARNER CABLE INCORPORATED+                                                                          119,770
                                                                                                                   --------------
CASINO & GAMING: 0.06%
        18,409   MGM MIRAGE+<<                                                                                            220,540
        14,300   PENN NATIONAL GAMING INCORPORATED+<<                                                                     303,160
       110,000   SJM HOLDINGS LIMITED+                                                                                     18,735
         2,799   WYNN RESORTS LIMITED+<<                                                                                  111,456
                                                                                                                          653,891
                                                                                                                   --------------
CHEMICALS: 0.00%
         6,628   GODREJ INDUSTRIES LIMITED                                                                                  6,725
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 8.53%
        74,694   ABBOTT LABORATORIES                                                                                    3,913,219
         2,458   ACTELION LIMITED+                                                                                        110,747
         4,400   ADEKA CORPORATION                                                                                         27,070
         3,200   AGRIUM INCORPORATED                                                                                      100,242
         1,900   AICA KOGYO COMPANY LIMITED                                                                                18,285
         5,726   AIR LIQUIDE SA                                                                                           488,345
         9,640   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    460,406
         7,000   AIR WATER INCORPORATED                                                                                    58,433
         5,427   AKZO NOBEL NV                                                                                            185,509
        17,592   ALBEMARLE CORPORATION                                                                                    357,645
        35,156   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  1,183,351
        44,552   ALKERMES INCORPORATED+<<                                                                                 328,794
        17,804   ALPHARMA INCORPORATED CLASS A+                                                                           642,724
           258   AMOREPACIFIC CORPORATION                                                                                 111,533
         3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                     12,547
        60,000   ASAHI KASEI CORPORATION                                                                                  254,735
        21,800   ASTELLAS PHARMA INCORPORATED                                                                             892,245
        31,917   ASTRAZENECA PLC                                                                                        1,203,458
        18,900   AVERY DENNISON CORPORATION                                                                               587,790
        21,161   BARR PHARMACEUTICALS INCORPORATED+                                                                     1,383,718
        20,774   BASF AG                                                                                                  662,475

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
        20,600   BATU KAWAN BHD                                                                                    $       42,728
        14,507   BIOGEN IDEC INCORPORATED+                                                                                613,791
        44,994   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  766,248
         2,900   BIOVAIL CORPORATION                                                                                       24,599
        73,125   BRISTOL-MYERS SQUIBB COMPANY                                                                           1,513,688
           300   C UYEMURA & COMPANY LIMITED                                                                                8,446
        30,564   CABOT CORPORATION                                                                                        632,369
         3,906   CARDIOME PHARMA CORPORATION+                                                                              16,944
        30,222   CELANESE CORPORATION CLASS A                                                                             349,064
        10,846   CF INDUSTRIES HOLDINGS INCORPORATED                                                                      570,825
        13,069   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                   297,973
           725   CHEMRING GROUP PLC                                                                                        20,923
       143,072   CHEMTURA CORPORATION+                                                                                    238,930
        64,000   CHINA AGRI-INDUSTRIES HOLDINGS LIMITED+                                                                   23,328
        90,100   CHINA PETROCHEMICAL DEVELOPMENT CORPORATION                                                               16,829
        16,000   CHINA PHARMACEUTICAL GROUP LIMITED+                                                                        4,276
         9,000   CHINA STEEL CHEMICAL CORPORATION                                                                          13,211
         1,181   CHRISTIAN DIOR SA                                                                                         54,525
        11,400   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                    197,640
         2,000   CHUGOKU MARINE PAINTS LIMITED                                                                              9,469
        30,010   CHURCH & DWIGHT COMPANY INCORPORATED                                                                   1,783,794
         1,409   CIBA SPECIALTY CHEMICALS AG                                                                               57,361
           645   CIECH SA                                                                                                   5,787
         4,697   CLARIANT AG                                                                                               28,864
        27,300   CLOROX COMPANY                                                                                         1,615,068
        25,116   COLGATE-PALMOLIVE COMPANY                                                                              1,634,298
         2,856   CRODA INTERNATIONAL                                                                                       19,842
        26,998   CSL LIMITED                                                                                              619,212
        24,800   CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                   609,088
        21,112   CYTEC INDUSTRIES INCORPORATED                                                                            465,097
        16,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                        71,475
        30,500   DAIICHI SANKYO COMPANY LIMITED                                                                           625,354
         4,000   DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                             10,133
        25,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                    43,124
         6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                 50,974
           896   DC CHEMICAL COMPANY LIMITED                                                                              122,462
        23,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                       52,058
        34,044   DOW CHEMICAL COMPANY                                                                                     631,516
         6,866   DR. REDDYS LABORATORIES LIMITED                                                                           59,308
           500   EARTH CHEMICAL COMPANY LIMITED                                                                            14,390
        14,267   EASTMAN CHEMICAL COMPANY                                                                                 469,384
        34,738   ECOLAB INCORPORATED                                                                                    1,333,592
        33,191   EI DU PONT DE NEMOURS & COMPANY                                                                          831,766
        12,200   EISAI COMPANY LIMITED                                                                                    414,682
         9,521   ELAN CORPORATION PLC+                                                                                     59,347
         9,136   ELEMENTIS PLC                                                                                              6,480
        35,900   ELI LILLY & COMPANY                                                                                    1,225,985
        20,735   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              578,507
        53,336   ETERNAL CHEMICAL COMPANY LIMITED                                                                          27,413
         1,500   FANCL CORPORATION                                                                                         18,514
        26,014   FERRO CORPORATION                                                                                        167,270
        20,000   FIBRECHEM TECHNOLOGIES LIMITED                                                                             3,189
        14,799   FMC CORPORATION                                                                                          646,716
       299,000   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                    421,576
       338,000   FORMOSA PLASTICS CORPORATION                                                                             496,215
         4,573   FRESENIUS KABI PHARMACEUTICALS HOLDING INCORPORATED+                                                       2,927
         1,818   FRUTAROM INDUSTRIES LIMITED                                                                               12,798
         1,000   FUJIMI INCORPORATED                                                                                       12,621
         4,000   FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                    10,131
        23,103   GENENTECH INCORPORATED+                                                                                1,769,690
        13,153   GENZYME CORPORATION+                                                                                     842,055
        45,502   GILEAD SCIENCES INCORPORATED+                                                                          2,038,035
           130   GIVAUDAN SA                                                                                               85,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
       125,489   GLAXOSMITHKLINE PLC                                                                               $    2,170,455
         1,272   H LUNDBECK AS                                                                                             23,980
         4,453   HANWHA CHEMICAL CORPORATION                                                                               15,163
         2,759   HENKEL KGAA                                                                                               68,178
         3,542   HENKEL KGAA PREFERRED                                                                                     99,903
         2,070   HIKMA PHARMACEUTICALS PLC                                                                                  8,861
         3,500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                            141,055
         5,100   HITACHI CHEMICAL COMPANY LIMITED                                                                          49,215
           827   HONAM PETROCHEMICAL CORPORATION                                                                           24,998
        18,707   HUNTSMAN CORPORATION                                                                                     133,755
        26,859   IDEXX LABORATORIES INCORPORATED+<<                                                                       830,212
        31,597   IMMUCOR INCORPORATED+                                                                                    766,859
        50,760   INCITEC PIVOT LIMITED                                                                                     89,041
           815   INTERCELL AG+                                                                                             21,546
        12,772   INTERMUNE INCORPORATED+<<                                                                                147,006
        16,015   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          489,098
        33,926   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                            596,080
           346   IPSEN                                                                                                     11,525
       363,121   IRPC PCL                                                                                                  19,144
        10,000   ISHIHARA SANGYO KAISHA LIMITED+                                                                            7,488
        32,823   ISRAEL CHEMICALS LIMITED                                                                                 192,491
         4,783   JOHNSON MATTHEY PLC                                                                                       63,949
         8,600   JSR CORPORATION                                                                                           93,543
         5,054   JUBILANT ORGANOSYS LIMITED                                                                                12,367
         2,608   K+S AG                                                                                                   116,833
         4,000   KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                      39,680
       368,000   KALBE FARMA TBK PT                                                                                        12,649
        12,000   KANEKA CORPORATION                                                                                        55,025
        11,000   KANSAI PAINT COMPANY LIMITED                                                                              53,246
        24,000   KAO CORPORATION                                                                                          687,593
           381   KCC CORPORATION                                                                                           66,680
         1,400   KEMIRA OYJ                                                                                                11,467
        49,686   KING PHARMACEUTICALS INCORPORATED+                                                                       477,482
        20,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                      30,623
         2,000   KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                     52,111
         1,500   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                  55,070
         3,646   KONINKLIJKE DSM NV                                                                                        84,536
         2,000   KYORIN COMPANY LIMITED                                                                                    20,911
        15,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                        127,412
         8,346   LA SEDA DE BARCELONA SA+                                                                                   4,069
         1,325   LANXESS                                                                                                   21,935
        28,000   LEE CHANG YUNG CHEMICAL  INDUSTRY CORPORATION                                                             19,459
           621   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                70,672
        31,770   LIFE TECHNOLOGIES CORPORATION+<<                                                                         829,195
         2,600   LINTEC CORPORATION                                                                                        28,957
        11,000   LION CORPORATION                                                                                          62,782
           946   LONZA GROUP AG                                                                                            78,015
        13,842   LUBRIZOL CORPORATION                                                                                     486,131
        14,828   MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                        45,999
           900   MANDOM CORPORATION                                                                                        24,927
        14,480   MARTEK BIOSCIENCES CORPORATION+<<                                                                        404,716
        55,529   MEDAREX INCORPORATED+                                                                                    280,421
        23,366   MEDICINES COMPANY+                                                                                       301,188
        34,667   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                               423,977
        76,913   MERCK & COMPANY INCORPORATED                                                                           2,055,115
         1,271   MERCK KGAA                                                                                               106,400
         1,400   METHANEX CORPORATION                                                                                      15,239
           400   MILBON COMPANY LIMITED                                                                                    10,618
         8,427   MINERALS TECHNOLOGIES INCORPORATED                                                                       395,648
         2,500   MIRACA HOLDINGS INCORPORATED                                                                              50,597
        60,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                 251,177
        21,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                              80,265
        31,000   MITSUI CHEMICALS INCORPORATED                                                                            125,544

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
        26,908   MONSANTO COMPANY                                                                                  $    2,131,114
           300   MURAMOTO ELECTRON THAILAND PCL                                                                               715
        60,672   MYLAN LABORATORIES INCORPORATED+<<                                                                       570,924
        26,419   NALCO HOLDING COMPANY                                                                                    301,441
       458,000   NAN YA PLASTICS CORPORATION                                                                              528,570
        24,619   NBTY INCORPORATED+                                                                                       358,699
           800   NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                                  20,370
         2,000   NIHON PARKERIZING COMPANY LIMITED                                                                         19,166
         6,000   NIPPON KAYAKU COMPANY LIMITED                                                                             29,546
         9,000   NIPPON PAINT COMPANY LIMITED                                                                              33,634
         2,000   NIPPON SHINYAKU COMPANY LIMITED                                                                           23,542
         6,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                           33,373
         5,000   NIPPON SODA COMPANY LIMITED                                                                               15,022
         8,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                        70,520
         6,900   NITTO DENKO CORPORATION                                                                                  115,748
         6,000   NOF CORPORATION                                                                                           19,237
         1,400   NOVA CHEMICALS CORPORATION                                                                                11,559
        53,749   NOVARTIS AG                                                                                            2,508,154
        10,290   NOVO NORDISK AS CLASS B                                                                                  528,345
         4,727   NUFARM LIMITED                                                                                            28,620
         3,467   NUPLEX INDUSTRIES LIMITED                                                                                  7,152
        41,563   OLIN CORPORATION                                                                                         680,802
           289   OMEGA PHARMA SA                                                                                           10,568
         5,000   ONO PHARMACEUTICAL COMPANY LIMITED                                                                       220,695
        25,115   ONYX PHARMACEUTICALS INCORPORATED+                                                                       705,732
        33,660   ORIENTAL UNION CHEMICAL CORPORATION                                                                       14,669
           844   ORION OYJ                                                                                                 12,281
        11,289   OSI PHARMACEUTICALS INCORPORATED+<<                                                                      419,951
        23,374   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               272,541
        24,153   PAREXEL INTERNATIONAL CORPORATION+                                                                       200,953
           173   PAZ OIL COMPANY LIMITED                                                                                   17,620
        52,570   PDL BIOPHARMA INCORPORATED+                                                                              503,621
        35,309   PERRIGO COMPANY                                                                                        1,214,983
         2,943   PETKIM PETROKIMYA HOLDING SA                                                                               9,116
       241,548   PFIZER INCORPORATED                                                                                    3,968,634
        12,032   PHARMERICA CORPORATION+                                                                                  199,972
         6,128   PPG INDUSTRIES INCORPORATED                                                                              269,142
        15,502   PRAXAIR INCORPORATED                                                                                     915,393
       138,582   PROCTER & GAMBLE COMPANY                                                                               8,917,752
        37,894   PT TEMPO SCAN PACIFIC TBK                                                                                  1,166
        20,400   PTT CHEMICAL PCL                                                                                          17,110
         3,917   PZ CUSSONS PLC                                                                                             7,436
        15,105   RANBAXY LABORATORIES LIMITED                                                                              63,332
        13,051   RECKITT BENCKISER GROUP                                                                                  554,788
         6,569   RECORDATI SPA                                                                                             34,247
        23,192   RELIANCE INDUSTRIES LIMITED                                                                              530,716
         2,099   RHODIA SA                                                                                                 15,191
           638   RICHTER GEDEON PLC                                                                                        85,473
            44   RIETER HOLDING AG                                                                                          6,698
         5,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                      65,251
        82,088   RPM INTERNATIONAL INCORPORATED                                                                           984,235
         3,000   SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                    6,989
        14,158   SANOFI-AVENTIS SA                                                                                        782,688
        17,805   SANOFI-AVENTIS SA ADR<<                                                                                  492,486
         3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                     85,089
         3,000   SANYO CHEMICAL INDUSTRIES LIMITED                                                                         16,574
           700   SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                      29,690
        80,646   SCHERING-PLOUGH CORPORATION                                                                            1,355,659
         1,400   SEIKAGAKU CORPORATION                                                                                     14,386
        29,893   SENSIENT TECHNOLOGIES CORPORATION                                                                        718,628
         1,319   SGL CARBON AG+                                                                                            34,253
        18,400   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                       703,984
        14,000   SHIONOGI & COMPANY LIMITED                                                                               305,837

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
        11,418   SHIRE LIMITED                                                                                     $      157,360
           333   SHISEIDO COMPANY LIMITED                                                                                   6,210
        56,000   SHOWA DENKO KK                                                                                            82,561
         9,866   SIDI KERIR PETROCHEMCIALS COMPANY                                                                         18,217
        43,014   SIGMA PHARMACEUTICALS LIMITED                                                                             36,344
        21,344   SIGMA-ALDRICH CORPORATION                                                                                920,140
       114,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                        51,000
        17,715   SMITH & NEPHEW PLC                                                                                       132,498
         5,524   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                            124,452
         1,193   SOLVAY SA                                                                                                 85,444
         2,000   SSP COMPANY LIMITED                                                                                       13,292
         1,198   STADA ARZNEIMITTEL AG                                                                                     32,359
        14,376   STERLITE INDUSTRIES INDIA LIMITED ADR                                                                     58,242
           700   SUMIDA ELECTRIC                                                                                           11,612
         7,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                         22,732
        70,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                        245,114
         2,280   SYMRISE AG                                                                                                26,853
         2,128   SYNGENTA AG                                                                                              382,551
        45,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                         65,616
        14,000   TAIYO NIPPON SANSO CORPORATION                                                                            98,436
         3,000   TAKASAGO INTERNATIONAL CORPORATION                                                                        17,654
        32,500   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                  1,577,181
         9,000   TANABE SEIYAKU COMPANY LIMITED                                                                           112,303
        17,091   TERRA INDUSTRIES INCORPORATED                                                                            251,409
           332   TESSENDERLO CHEMIE NV                                                                                      9,753
        23,034   TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                                   989,744
        34,292   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                           1,479,700
       611,100   THAI PETROCHEM                                                                                            32,494
         7,200   THE MOSAIC COMPANY                                                                                       218,520
        72,700   TITAN CHEMICALS CORPORATION                                                                               16,284
        11,000   TOAGOSEI COMPANY LIMITED                                                                                  27,383
         9,000   TOKAI CARBON COMPANY LIMITED                                                                              36,550
        11,000   TOKUYAMA CORPORATION                                                                                      84,107
         1,900   TOKYO OHKA KOKYO                                                                                          28,285
        22,000   TOSOH CORPORATION                                                                                         45,866
        10,000   TOYO INK MANUFACTURING COMPANY LIMITED                                                                    25,254
         3,609   TRANSPORTADORA DE GAS DEL SUR SA<<                                                                         7,182
         3,000   TSUMURA & COMPANY                                                                                         96,333
        13,969   TURK SISE VE CAM FABRIKALARI AS                                                                            9,703
        45,000   UBE INDUSTRIES LIMITED JAPAN                                                                              90,002
         2,614   UCB SA                                                                                                    78,585
       161,000   UNILEVER INDONESIA TBK PT                                                                                103,498
        10,041   UNITED THERAPEUTICS CORPORATION+<<                                                                       550,548
        48,402   USEC INCORPORATED+<<                                                                                     186,348
        58,610   VALSPAR CORPORATION                                                                                    1,149,928
        27,703   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                   681,217
         3,441   VICTREX PLC                                                                                               27,326
           357   WACKER CHEMIE AG                                                                                          35,986
        25,800   WR GRACE & COMPANY+                                                                                      132,354
        49,191   WYETH                                                                                                  1,771,368
         8,000   ZEON CORPORATION                                                                                          23,672
         9,144   ZEP INCORPORATED                                                                                         165,598
         1,000   ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                      10,596
                                                                                                                       97,998,329
                                                                                                                   --------------
COAL MINING: 0.49%
        13,149   ALPHA NATURAL RESOURCES INCORPORATED+                                                                    291,776
        27,553   ARCH COAL INCORPORATED                                                                                   423,765
        48,993   BHP BILLITON PLC                                                                                         886,538
     1,059,358   BUMI RESOURCES TBK PT                                                                                     88,977
        11,459   CENTENNIAL COAL COMPANY LIMITED                                                                           19,797
       251,962   CHINA COAL ENERGY COMPANY                                                                                153,627

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
COAL MINING (continued)
       227,500   CHINA SHENHUA ENERGY COMPANY LIMITED                                                              $      430,876
         9,001   CONSOL ENERGY INCORPORATED                                                                               260,759
           621   CUDECO LIMITED+                                                                                              544
         4,256   FELIX RESOURCES LIMITED                                                                                   15,537
        19,513   FOUNDATION COAL HOLDINGS INCORPORATED                                                                    278,451
        94,000   FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                                18,908
         2,693   GLOUCESTER COAL LIMITED                                                                                    6,451
        32,000   HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                          5,890
        62,755   INTERNATIONAL COAL GROUP INCORPORATED+<<                                                                 178,224
         3,755   KUMBA IRON ORE LIMITED                                                                                    59,602
         4,158   MACARTHUR COAL LIMITED                                                                                    10,152
        15,701   MASSEY ENERGY COMPANY                                                                                    245,250
         6,099   MINERAL DEPOSIT LIMITED+                                                                                   1,880
         4,901   NEYVELI LIGNITE CORPORATION LIMITED                                                                        4,833
        22,787   PATRIOT COAL CORPORATION+                                                                                193,006
        13,219   PEABODY ENERGY CORPORATION                                                                               309,721
        18,324   PENN VIRGINIA CORPORATION                                                                                550,270
       124,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                      106,160
        36,500   PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                        21,152
        32,659   SASOL LIMITED                                                                                            937,269
        10,399   SINO GOLD MINING LIMITED+                                                                                 24,615
        22,000   STRAITS ASIA RESOURCES LIMITED                                                                            10,393
         2,322   UK COAL PLC+                                                                                               2,962
         5,002   WHITEHAVEN COAL LIMITED                                                                                    3,403
       132,000   YANZHOU COAL MINING COMPANY LIMITED                                                                       73,387
                                                                                                                        5,614,175
                                                                                                                   --------------
COMMERCIAL SERVICES: 0.00%
         4,000   PARK24 COMPANY LIMITED                                                                                    20,357
                                                                                                                   --------------
COMMUNICATION & INFORMATION: 0.01%
        26,384   WPP PLC                                                                                                  147,291
                                                                                                                   --------------
COMMUNICATIONS: 4.66%
        53,900   ADVANCED INFO SERVICE PCL THB                                                                            117,009
         2,110   AGORA SA                                                                                                  11,839
           800   AIPHONE COMPANY LIMITED                                                                                   13,448
        48,688   ALCATEL SA                                                                                               104,226
         2,211   ALVARION LIMITED+                                                                                          6,863
     1,080,957   AMERICA MOVIL SA DE CV                                                                                 1,630,034
        11,397   AMERICA MOVIL SA DE CV CLASS A+                                                                           17,024
        19,564   AMERICAN TOWER CORPORATION CLASS A+                                                                      532,923
        13,604   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                    372,750
        10,007   APN NEWS & MEDIA LIMITED                                                                                  17,128
         1,753   ARNOLDO MONDADORI EDITORE SPA                                                                              6,490
         1,300   ASATSU-DK INCORPORATED                                                                                    30,199
        87,800   ASTRO ALL ASIA NETWORKS PLC                                                                               53,807
       212,849   AT&T INCORPORATED                                                                                      6,078,967
        15,840   AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                      7,937
        17,800   BCE INCORPORATED+                                                                                        353,790
         3,159   BELGACOM SA                                                                                              114,510
         1,269   BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                           23,841
        65,295   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                       95,933
        49,822   BHARTI AIRTEL LIMITED+                                                                                   673,847
         4,300   BRASIL TELECOM PARTICIPACOES SA                                                                          103,028
        32,305   BRIGHTPOINT INCORPORATED+                                                                                133,097
        21,755   BRITISH SKY BROADCASTING PLC                                                                             147,277
       165,796   BT GROUP PLC                                                                                             343,128
        51,297   CABLE & WIRELESS PLC                                                                                     118,194
        46,090   CABLEVISION SYSTEMS CORPORATION                                                                          675,679
       244,300   CARSO GLOBAL TELECOM SA DE CV+                                                                           811,961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
COMMUNICATIONS (continued)
        21,214   CENTURYTEL INCORPORATED                                                                           $      563,444
        46,392   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                       1,230
       154,176   CHARTER COMMUNICATIONS INCORPORATED+<<                                                                    29,293
       188,000   CHINA MOBILE LIMITED                                                                                   1,726,521
       936,000   CHINA TELECOM CORPORATION LIMITED                                                                        357,951
       385,490   CHUNGHWA TELECOM COMPANY LIMITED                                                                         608,918
       140,170   CINCINNATI BELL INCORPORATED+                                                                            242,494
           350   CITIC 1616 HOLDINGS LIMITED                                                                                   35
           394   COGECO CABLE INCORPORATED                                                                                  9,988
         4,296   COLT TELECOM GROUP SA+                                                                                     3,938
        94,109   COMCAST CORPORATION CLASS A                                                                            1,631,850
        43,000   COMCAST CORPORATION CLASS A  SPECIAL (NON VOTING)                                                        721,110
        11,025   COMPAL COMMUNICATIONS INCORPORATED                                                                         5,565
         1,591   CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                  16,934
        46,967   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  660,826
         9,503   CTC MEDIA INCORPORATED+                                                                                   40,388
        11,824   CYBERTAN TECHNOLOGY INCORPORATED                                                                           6,063
         3,713   CYFROWY POLSAT SA                                                                                         16,311
        36,622   D-LINK CORPORATION                                                                                        21,432
         5,648   DAILY MAIL & GENERAL TRUST CLASS A NV                                                                     25,752
         1,000   DAIMEI TELECOM ENGINEERING CORPORATION                                                                     8,516
         2,000   DENKI KOGYO COMPANY LIMITED                                                                               12,542
        65,404   DEUTSCHE TELEKOM AG                                                                                      904,915
        17,500   DIGI.COM BHD                                                                                             100,063
        28,558   DIRECTV GROUP INCORPORATED+                                                                              628,562
        39,978   DISH NETWORK CORPORATION+                                                                                442,956
        11,582   DISH TV INDIA LIMITED+                                                                                     3,563
        18,527   ECHOSTAR CORPORATION+                                                                                    316,256
         1,150   EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                      25,195
         3,350   ELISA OYJ                                                                                                 48,302
        29,304   EMBARQ CORPORATION                                                                                       956,483
         9,059   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                 93,954
         1,800   ENIRO AB                                                                                                   3,107
        14,284   EQUINIX INCORPORATED+<<                                                                                  648,636
         1,544   EUTELSAT COMMUNICATIONS+                                                                                  32,452
        71,677   EXTREME NETWORKS+                                                                                        150,522
        58,540   FAIRFAX MEDIA LIMITED                                                                                     52,281
         1,757   FAIRPOINT COMMUNICATIONS INCORPORATED                                                                      6,151
       144,723   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                           169,254
        25,923   FOUNDRY NETWORKS INCORPORATED+                                                                           401,547
        31,207   FRANCE TELECOM SA                                                                                        802,808
        11,057   FRANCE TELECOM SA ADR                                                                                    284,497
         2,070   GLOBE TELECOM INCORPORATED                                                                                35,043
       171,502   GRUPO TELEVISA SA                                                                                        513,264
         5,840   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                               84,713
         2,000   HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                      8,990
         8,346   HURRIYET GAZETECILIK VE MATBAACILIK AS                                                                     3,702
        12,786   IAC INTERACTIVECORP+                                                                                     189,105
        68,164   IDEA CELLULAR LIMITED+                                                                                    64,411
        27,700   IDT CORPORATION+                                                                                          11,911
         5,123   INDEPENDENT NEWS & MEDIA PLC                                                                               2,994
        10,209   INMARSAT PLC                                                                                              68,522
        65,116   ITV PLC                                                                                                   35,618
        21,381   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                   417,357
         4,000   JAPAN RADIO COMPANY LIMITED                                                                                5,425
           146   JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                               112,452
           137   KDDI CORPORATION                                                                                         892,932
         3,000   KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                                         1,456
        19,114   KINGSTON COMMUNICATIONS (HULL) PLC                                                                         3,543
         6,729   KT CORPORATION                                                                                           151,385
         5,660   KT FREETEL COMPANY LIMITED                                                                               109,924
         2,533   LAGARDERE SCA                                                                                             92,788

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
COMMUNICATIONS (continued)
         9,619   LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                       $      192,380
         7,535   LIBERTY GLOBAL INCORPORATED+                                                                             106,244
         7,710   LIBERTY GLOBAL INCORPORATED SERIES A+                                                                    111,718
           777   M6 METROPOLE TELEVISION                                                                                   13,077
        25,480   MAGYAR TELEKOM PLC                                                                                        75,239
         8,074   MAHANAGAR TELEPHONE NIGAM LIMITED                                                                         12,041
         1,345   MANITOBA TELECOM SERVICES INCORPORATED                                                                    42,968
        20,000   MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                                  6,148
        14,278   MEDIASET SPA                                                                                              77,307
        21,400   MOBILONE LIMITED                                                                                          17,929
           580   MOBISTAR SA                                                                                               39,790
         5,673   MPHASIS LIMITED                                                                                           17,378
        74,224   MTN GROUP LIMITED                                                                                        776,170
         4,226   MULTIMEDIA POLSKA SA                                                                                       9,456
        14,891   NEUSTAR INCORPORATED CLASS A+                                                                            285,163
         3,614   NICE SYSTEMS LIMITED+                                                                                     80,846
        31,888   NII HOLDINGS INCORPORATED+                                                                               619,903
           203   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                 893,942
         5,940   NORTEL NETWORKS CORPORATION+                                                                               3,305
           437   NTT DOCOMO INCORPORATED                                                                                  730,983
        30,114   NTT DOCOMO INCORPORATED ADR<<                                                                            505,012
             6   OKINAWA CELLULAR TELEPHONE COMPANY                                                                        11,663
        30,272   ORASCOM TELECOM HOLDING SAE                                                                              132,020
         4,728   PARTNER COMMUNICATIONS                                                                                    73,490
       136,000   PCCW LIMITED                                                                                              62,431
         5,080   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                               240,668
        11,676   PORTUGAL TELECOM SGPS SA                                                                                  86,750
        35,095   POWER GRID CORPORATION OF INDIA LIMITED                                                                   52,429
           786   PROSIEBENSAT.1 MEDIA AG                                                                                    1,668
       153,500   PT INDONESIAN SATELLITE CORPORATION TBK                                                                   65,495
         2,716   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                           13,246
         2,081   PUBLICIS GROUPE                                                                                           48,516
       290,100   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                        928,320
           296   RAKUTEN INCORPORATED                                                                                     162,264
        15,580   RCN CORPORATION+                                                                                         108,748
        12,010   REED ELSEVIER NV                                                                                         142,002
        24,072   REED ELSEVIER PLC                                                                                        200,295
        32,828   RELIANCE COMMUNICATIONS LIMITED<<++                                                                      128,141
        23,396   RELIANCE INDUSTRIES LIMITED++                                                                          1,062,880
        37,034   RENTOKIL INITIAL PLC                                                                                      20,275
         9,800   ROGERS COMMUNICATIONS INCORPORATED                                                                       264,715
        39,590   ROYAL KPN NV                                                                                             546,816
           543   RTL GROUP                                                                                                 26,729
       379,400   SAMART CORPORATION PCL                                                                                    59,365
        16,135   SAVVIS INCORPORATED+<<                                                                                   126,982
        18,899   SBA COMMUNICATIONS CORPORATION+<<                                                                        298,415
        51,873   SEAT PAGINE GIALLE SPA                                                                                     3,968
         6,451   SES FDR                                                                                                  113,358
         7,800   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                 133,396
       188,600   SHIN SATELLITE PCL+                                                                                       12,655
        33,937   SINCLAIR BROADCAST GROUP INCORPORATED<<                                                                  107,241
       315,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                     534,181
         2,404   SK TELECOM COMPANY LIMITED                                                                               355,942
         4,812   SKY NETWORK TELEVISION LIMITED                                                                             8,891
            92   SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                    34,992
         1,941   SOCIETE TELEVISION FRANCAISE 1                                                                            26,701
       101,427   SPRINT NEXTEL CORPORATION+                                                                               282,981
        19,000   STARHUB LIMITED                                                                                           26,211
           483   SWISSCOM AG                                                                                              138,331
       226,448   TAIWAN MOBILE COMPANY LIMITED                                                                            337,030
         2,337   TATA COMMUNICATIONS LIMITED                                                                               18,646
        26,492   TATA TELESERVICES MAHARASHTRA LIMITED+                                                                    10,509
           447   TDC AS                                                                                                    16,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
COMMUNICATIONS (continued)
         6,554   TELE NORTE LESTE PARTICIPACOES SA                                                                 $      104,368
         6,258   TELE2 AB                                                                                                  51,072
         2,951   TELECOM ARGENTINA SA ADR                                                                                  25,438
        81,016   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                               110,674
        20,867   TELECOM EGYPT                                                                                             56,032
       120,966   TELECOM ITALIA RNC SPA                                                                                   103,650
       224,483   TELECOM ITALIA SPA                                                                                       305,745
        90,900   TELECOM MALAYSIA BHD                                                                                      78,393
         3,803   TELECOMUNICACOES DE SAO PAULO SA                                                                          75,126
         1,200   TELEFONAKTIEBOLAGET LM ERICSSON                                                                            8,440
        63,778   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                  446,422
        39,044   TELEFONICA DEL PERU SAA+                                                                                  40,853
        90,319   TELEFONICA SA                                                                                          1,830,450
       378,936   TELEFONOS DE MEXICO SA DE CV                                                                             328,021
         6,721   TELEKOM AUSTRIA AG                                                                                        89,758
        47,514   TELEKOMUNIKACJA POLSKA SA                                                                                313,392
         1,578   TELEMAR NORTE LESTE SA                                                                                    41,277
           678   TELENET GROUP HOLDING NV+                                                                                 10,037
        15,600   TELENOR ASA                                                                                               84,884
        10,084   TELEPHONE & DATA SYSTEMS INCORPORATED                                                                    327,226
        46,151   TELIASONERA AB                                                                                           207,034
        12,979   TELKOM SOUTH AFRICA LIMITED                                                                              131,830
       157,031   TELSTRA CORPORATION LIMITED                                                                              419,928
         3,543   TELUS CORPORATION                                                                                        108,901
         3,200   TELUS CORPORATION (NON-VOTING)                                                                            91,882
        32,000   TENCENT HOLDINGS LIMITED                                                                                 176,025
        38,100   TIM PARTICIPACOES SA                                                                                      65,476
         5,886   TISCALI SPA+                                                                                               6,084
        87,200   TM INTERNATIONAL SDN BHD+                                                                                 91,269
         2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                    28,965
         2,973   TRINITY MIRROR PLC                                                                                         1,954
       262,500   TRUE CORPORATION PCL+                                                                                      8,807
       270,800   TT&T PCL+                                                                                                  2,367
        41,578   TURKCELL ILETISIM HIZMETLERI AS                                                                          235,950
           300   TV TOKYO CORPORATION                                                                                      13,207
        27,803   TW TELECOM INCORPORATED+                                                                                 212,137
         4,035   UNITED BUSINESS MEDIA LIMITED                                                                             26,589
         2,393   UNITED INTERNET AG                                                                                        15,445
         2,882   UNITED STATES CELLULAR CORPORATION+                                                                      113,637
       102,424   VERIZON COMMUNICATIONS INCORPORATED                                                                    3,344,144
           341   VIACOM INCORPORATED+                                                                                       5,995
        25,687   VIVENDI SA                                                                                               729,553
         8,600   VIVO PARTICIPACOES SA                                                                                    106,834
       788,385   VODAFONE GROUP PLC                                                                                     1,546,378
        39,382   VODAFONE GROUP PLC ADR                                                                                   771,100
         8,000   VTECH HOLDINGS LIMITED                                                                                    24,100
        90,398   WINDSTREAM CORPORATION                                                                                   800,926
        11,533   YELL GROUP PLC                                                                                            10,580
         9,447   ZINWELL CORPORATION                                                                                        7,648
        18,635   ZYXEL COMMUNICATIONS CORPORATION                                                                           8,548
                                                                                                                       53,570,395
                                                                                                                   --------------
COMPUTER SOFTWARE & SERVICES: 0.00%
         5,996   ROLTA INDIA LIMITED                                                                                       20,692
                                                                                                                   --------------
COMPUTER TECHNOLOGIES: 0.03%
             6   INTERNET INITIATIVE JAPAN INCORPORATED                                                                     7,242
        17,555   METAVANTE TECHNOLOGIES INCORPORATED+                                                                     302,297
         1,378   UBISOFT ENTERTAINMENT+                                                                                    31,861
                                                                                                                          341,400
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
COMPUTERS & OFFICE EQUIPMENT: 0.00%
       243,600   CALCOMP ELECTRONICS PCL THB                                                                       $       10,576
                                                                                                                   --------------
CONSTRUCTION: 0.00%
        10,552   ANANT RAJ INDUSTRIES LIMITED                                                                               9,306
           489   BUDIMEX SA+                                                                                               10,136
         1,079   GRASIM INDUSTRIES LIMITED                                                                                 19,258
        10,493   HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                    8,208
                                                                                                                           46,908
                                                                                                                   --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.19%
         1,497   BOSKALIS WESTMINSTER                                                                                      42,835
        10,478   CHEMED CORPORATION                                                                                       427,083
       136,500   CHINA RAILWAY CONSTRUCTION CORPORATION+                                                                  185,311
        29,530   EMCOR GROUP INCORPORATED+                                                                                465,688
           155   FLUGHAFEN WIEN AG                                                                                          6,098
       142,000   HKC HOLDINGS LIMITED                                                                                       7,272
        17,386   INSITUFORM TECHNOLOGY INCORPORATED+<<                                                                    281,827
        22,390   IRB INFRASTRUCTURE DEVELOPERS LIMITED+                                                                    30,671
         5,899   IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                                  16,117
            11   KOBENHAVNS LUFTHAVNE                                                                                       2,620
         5,824   ORASCOM CONSTRUCTION INDUSTRIES                                                                          131,330
        33,617   QUANTA SERVICES INCORPORATED+                                                                            546,612
        63,108   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                  67,293
         1,110   WELLSTREAM HOLDINGS PLC                                                                                    6,618
                                                                                                                        2,217,375
                                                                                                                   --------------
CONSTRUCTION-JAPAN: 0.00%
         2,000   TAIHEI DENGYO KAISHA LIMITED                                                                              18,054
                                                                                                                   --------------
CONSULTING SERVICES: 0.02%
        10,645   COMPAGNIE FINANCIERE RICHEMONT SA                                                                        184,841
           835   POYRY OYJ                                                                                                  8,761
         6,076   SAI GLOBAL LIMITED                                                                                         8,282
         2,690   SAVILLS PLC                                                                                                9,924
                                                                                                                          211,808
                                                                                                                   --------------
CONSUMER SERVICES: 0.03%
         1,270   HAKUHODO DY HOLDINGS INCORPORATED                                                                         65,163
         5,516   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                      313,495
                                                                                                                          378,658
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 9.24%
        16,000   77 BANK LIMITED                                                                                           75,781
        37,605   ABSA GROUP LIMITED                                                                                       388,631
        27,900   AFFIN HOLDINGS BHD                                                                                        10,041
        38,776   AFRICAN BANK INVESTMENTS LIMITED                                                                         105,936
         3,420   AGRICULTURAL BANK OF GREECE                                                                                6,758
        72,896   AKBANK TAS                                                                                               201,850
         7,938   ALLAHABAD BANK                                                                                             7,404
        19,613   ALLIED IRISH BANKS PLC                                                                                    67,946
         7,620   ALPHA BANK AE                                                                                             77,909
       106,500   AMMB HOLDINGS BHD                                                                                         60,734
        10,732   ANDHRA BANK                                                                                               11,950
        16,925   ANGLO IRISH BANK CORPORATION PLC                                                                          18,434
        37,000   AOZORA BANK LIMITED                                                                                       42,562
        23,725   ASSOCIATED BANC-CORP<<                                                                                   515,544

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
DEPOSITORY INSTITUTIONS (continued)
        17,337   ASTORIA FINANCIAL CORPORATION                                                                     $      320,041
        30,351   ASYA KATILIM BANKASI AS+                                                                                  24,567
        89,304   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                            874,772
        14,998   AXIS BANK LIMITED                                                                                        123,833
        15,019   BANCA CARIGE SPA                                                                                          33,497
        60,171   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                      110,699
         4,362   BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                                  33,435
         9,226   BANCA POPOLARE DI MILANO SCARL                                                                            48,696
        69,129   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                       717,475
         9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                 100,226
         8,813   BANCO BPI SA                                                                                              16,303
        28,166   BANCO BRADESCO SA                                                                                        249,311
        81,406   BANCO COMERCIAL PORTUGUES SA                                                                              83,091
     1,001,489   BANCO DE CHILE                                                                                            49,280
         1,619   BANCO DE CREDITO DEL PERU                                                                                  4,345
         4,433   BANCO DE CREDITO E INVERSIONES                                                                            75,844
        63,366   BANCO DE ORO                                                                                              30,640
        10,539   BANCO DE SABADE                                                                                           69,868
         6,804   BANCO DE VALENCIA SA                                                                                      67,864
        45,168   BANCO DO BRASIL SA                                                                                       280,843
         1,639   BANCO ESPANOL DE CREDITO SA                                                                               18,022
         5,476   BANCO ESPIRITO SANTO SA                                                                                   40,455
         1,141   BANCO GUIPUZCOANO SA                                                                                       8,354
         9,933   BANCO ITAU HOLDING FINANCEIRA SA                                                                          90,063
         2,243   BANCO MACRO SA<<                                                                                          24,449
         1,704   BANCO PASTOR SA                                                                                           11,394
        12,825   BANCO POPOLARE SPA+                                                                                      117,644
        14,893   BANCO POPULAR ESPANOL SA                                                                                 118,963
         9,388   BANCO SABADELL SA                                                                                         62,023
       127,480   BANCO SANTANDER CENTRAL HISPANO SA                                                                     1,047,492
        27,707   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                 231,908
     4,041,047   BANCO SANTANDER CHILE SA                                                                                 129,098
        48,657   BANCORPSOUTH INCORPORATED<<                                                                            1,082,132
        18,000   BANGKOK BANK PCL (NON VOTING DEPOSITARY RECEIPT)                                                          33,552
       744,500   BANK CENTRAL ASIA TBK PT                                                                                 167,865
         1,985   BANK HANDLOWY W WARSZAWIE SA                                                                              30,455
        78,332   BANK LEUMI LE-ISRAEL                                                                                     170,218
       380,000   BANK MANDIRI PERSERO TBK PT                                                                               47,633
        13,321   BANK MILLENNIUM SA                                                                                        14,477
       210,000   BANK NIAGA                                                                                                 7,385
       179,610   BANK OF AMERICA CORPORATION                                                                            2,918,662
        65,500   BANK OF AYUDHYA PCL                                                                                       17,796
        10,258   BANK OF BARODA                                                                                            53,366
     2,238,000   BANK OF CHINA LIMITED                                                                                    711,498
        56,602   BANK OF EAST ASIA LIMITED                                                                                123,774
           379   BANK OF GREECE                                                                                            19,690
        21,957   BANK OF HAWAII CORPORATION                                                                               979,502
         9,802   BANK OF INDIA                                                                                             49,658
        20,928   BANK OF IRELAND                                                                                           38,306
        15,000   BANK OF KYOTO LIMITED                                                                                    151,364
        10,600   BANK OF MONTREAL                                                                                         305,812
        42,318   BANK OF NEW YORK MELLON CORPORATION                                                                    1,278,427
        21,700   BANK OF NOVA SCOTIA                                                                                      599,103
         7,773   BANK OF QUEENSLAND LIMITED                                                                                50,059
        79,900   BANK OF THE PHILIPPINE ISLANDS                                                                            69,257
         1,400   BANK OF THE RYUKYUS LIMITED                                                                               11,958
        60,000   BANK OF YOKOHAMA LIMITED                                                                                 312,629
         7,209   BANK PEKAO SA                                                                                            271,715
           309   BANK PRZEMYSLOWO HANDLOWY PBK                                                                              3,301
       299,500   BANK RAKYAT INDONESIA                                                                                     85,459
           677   BANK SARASIN & CIE AG                                                                                     16,649
         1,410   BANK ZACHODNI WBK SA                                                                                      50,688
         5,808   BANKINTER SA                                                                                              50,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
DEPOSITORY INSTITUTIONS (continued)
            42   BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                               $       11,724
             3   BANQUE NATIONALE DE BELGIQUE                                                                               7,604
       172,194   BARCLAYS PLC                                                                                             456,618
        20,161   BB&T CORPORATION<<                                                                                       604,225
         5,903   BBVA BANCO FRANCES SA                                                                                     18,535
        10,182   BENDIGO BANK LIMITED                                                                                      74,699
        15,636   BNP PARIBAS ADR                                                                                          430,303
        11,659   BNP PARIBAS SA                                                                                           646,088
       155,500   BOC HONG KONG HOLDINGS LIMITED                                                                           180,493
         4,428   BOK FINANCIAL CORPORATION                                                                                205,415
           487   BRE BANK SA                                                                                               34,491
       147,300   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                          242,882
         8,100   CANADIAN IMPERIAL BANK OF COMMERCE                                                                       301,154
           739   CANADIAN WESTERN BANK                                                                                      8,783
         5,024   CANARA BANK                                                                                               17,207
        30,434   CATHAY GENERAL BANCORP<<                                                                                 624,506
         5,000   CENTRAL FINANCE COMPANY LIMITED                                                                            6,689
       274,000   CHANG HWA COMMERCIAL BANK                                                                                100,315
        37,000   CHIBA BANK LIMITED                                                                                       176,008
         8,282   CHINA BANKING CORPORATION                                                                                 63,686
       341,000   CHINA CITIC BANK                                                                                         114,859
       718,162   CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                                          144,031
        24,000   CHINA EVERBRIGHT LIMITED                                                                                  24,545
       179,300   CHINA MERCHANTS BANK COMPANY LIMITED                                                                     289,971
         5,000   CHUKYO BANK LIMITED THE                                                                                   15,312
       195,000   CITIGROUP INCORPORATED                                                                                 1,616,550
        56,491   CITIZENS REPUBLIC BANCORP INCORPORATED+                                                                  133,319
         7,949   CITY NATIONAL CORPORATION                                                                                348,802
       120,700   COLONIAL BANCGROUP INCORPORATED+<<                                                                       302,957
        30,298   COMERICA INCORPORATED                                                                                    683,220
        12,664   COMMERCE BANCSHARES INCORPORATED                                                                         554,812
        15,332   COMMERCIAL INTERNATIONAL BANK                                                                             80,376
        13,971   COMMERZBANK AG                                                                                           128,068
        59,398   COMMONWEALTH BANK OF AUSTRALIA                                                                         1,337,568
        16,826   COSMOS BANK TAIWAN                                                                                         1,101
           137   CREDIT AGRICOLE D'ILE DE F                                                                                 7,983
        20,975   CREDIT AGRICOLE SA                                                                                       234,383
         1,169   CREDITO EMILIANO SPA                                                                                       6,054
        11,348   CULLEN FROST BANKERS INCORPORATED                                                                        615,175
         8,144   DAEGU BANK                                                                                                38,691
         8,000   DAH SING BANKING GROUP LIMITED                                                                             4,652
         5,231   DAH SING FINANCIAL HOLDINGS LIMITED                                                                       10,390
         9,740   DANSKE BANK                                                                                              114,548
        49,000   DBS GROUP HOLDINGS LIMITED                                                                               306,886
        11,364   DEUTSCHE BANK AG                                                                                         403,975
         2,312   DEUTSCHE POSTBANK AG                                                                                      47,145
        10,135   DEXIA                                                                                                     44,379
        19,709   DIME COMMUNITY BANCSHARES<<                                                                              265,874
        13,800   DNB NOR ASA                                                                                               52,557
       151,840   E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                   39,881
        38,845   EAST WEST BANCORP INCORPORATED<<                                                                         574,906
         6,810   EFG EUROBANK ERGASIAS SA                                                                                  57,018
        16,242   EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                   48,860
           640   EMPORIKI BANK OF GREECE SA+                                                                                5,717
         5,140   ENERGY SAVINGS ESCROW UNIT+(a)                                                                                 0
        63,978   ENTIE COMMERCIAL BANK                                                                                     15,433
        16,500   EON CAPITAL BHD                                                                                           13,501
         4,044   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                            92,702
        87,000   FAR EASTERN INTERNATIONAL BANK                                                                            14,176
        16,000   FERROCHINA LIMITED                                                                                         5,768
       108,629   FIFTH THIRD BANCORP<<                                                                                  1,038,493
        49,460   FIRST BANCORP (PUERTO RICO)<<                                                                            541,092
       127,212   FIRST HORIZON NATIONAL CORPORATION+<<                                                                  1,359,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
DEPOSITORY INSTITUTIONS (continued)
        29,944   FIRST MIDWEST BANCORP INCORPORATED                                                                $      551,269
        69,161   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                             1,072,687
        47,134   FIRSTMERIT CORPORATION                                                                                 1,036,948
       161,593   FIRSTRAND LIMITED                                                                                        265,899
        52,925   FNB CORPORATION PA                                                                                       654,153
        49,425   FORTIS                                                                                                    45,597
        31,807   FRONTIER FINANCIAL CORPORATION<<                                                                          90,968
       364,000   FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                  219,766
        38,000   FUKUOKA FINANCIAL GROUP INCORPORATED                                                                     123,817
       109,302   FULTON FINANCIAL CORPORATION<<                                                                         1,215,438
        20,089   GETIN HOLDING SA+                                                                                         33,707
           813   GREEK POSTAL SAVINGS BANK                                                                                  5,675
        79,679   GRUPO SECURITY SA                                                                                         13,270
        22,000   GUNMA BANK LIMITED                                                                                       129,218
        14,294   HANA FINANCIAL GROUP INCORPORATED                                                                        170,778
        31,100   HANG SENG BANK LIMITED                                                                                   399,164
        97,309   HBOS PLC+                                                                                                137,374
        23,921   HBOS PLC ADR+                                                                                             31,576
         4,905   HDFC BANK LIMITED                                                                                         91,843
         4,397   HDFC BANK LIMITED ADR<<                                                                                  251,508
         5,000   HIGASHI-NIPPON BANK LIMITED                                                                               14,060
        62,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                    129,311
           479   HOME CAPITAL GROUP INCORPORATED                                                                            7,543
        66,300   HONG LEONG BANK BHD                                                                                       91,812
         6,000   HONG LEONG SINGAPORE FINANCE LIMITED                                                                       7,939
        68,900   HONG LOENG FINANCIAL GROUP BHD                                                                            72,348
       263,967   HSBC HOLDINGS PLC                                                                                      2,879,731
       195,840   HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                95,845
        99,086   HUDSON CITY BANCORP INCORPORATED                                                                       1,655,727
        73,996   HUNTINGTON BANCSHARES INCORPORATED<<                                                                     591,968
         3,776   HYPO REAL ESTATE HOLDING AG                                                                               13,290
        21,292   ICICI BANK LIMITED                                                                                       152,179
        17,440   ICICI BANK LIMITED ADR<<                                                                                 248,346
         3,899   INDIAN BANK                                                                                                9,724
         9,647   INDIAN OVERSEAS BANK                                                                                      12,135
     4,827,103   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                          2,382,907
         7,860   INDUSTRIAL BANK OF KOREA                                                                                  37,326
           152   ING BANK SLASKI SA                                                                                        21,554
        33,069   INTERNATIONAL BANCSHARES CORPORATION                                                                     777,122
       196,475   INTESA SANPAOLO                                                                                          591,782
        20,149   INTESA SANPAOLO RNC                                                                                       43,226
         2,919   IOOF HOLDINGS LIMITED                                                                                      6,623
        32,895   ISRAEL DISCOUNT BANK LIMITED                                                                              28,047
         5,000   JACCS COMPANY LIMITED                                                                                      8,764
         9,532   JARDINE STRATEGIC HOLDINGS LIMITED                                                                        91,317
        33,000   JOYO BANK LIMITED                                                                                        162,358
       123,677   JPMORGAN CHASE & COMPANY                                                                               3,915,614
         4,443   JULIUS BAER HOLDING AG                                                                                   145,820
         6,000   KANSAI URBAN BANKING CORPORATION                                                                           9,108
        39,000   KASIKORNBANK PCL THB                                                                                      47,108
         2,822   KBC GROEP NV                                                                                              85,839
       101,750   KEYCORP                                                                                                  954,412
         6,000   KIATNAKIN FINANCE                                                                                          1,522
        32,000   KIYO HOLDINGS                                                                                             48,032
         8,330   KOREA EXCHANGE BANK                                                                                       40,993
         2,804   KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                 47,914
        11,155   KOTAK MAHINDRA BANK LIMITED                                                                               75,595
         1,838   KREDYT BANK SA                                                                                             6,647
       127,400   KRUNG THAI BANK PCL                                                                                       11,853
           377   LAURENTIAN BANK OF CANADA                                                                                 10,764
           178   LIECHTENSTEIN LANDESBANK                                                                                   7,979
         6,000   LIU CHONG HING BANK LIMITED                                                                                7,472
       120,242   LLOYDS TSB GROUP PLC                                                                                     310,432

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
DEPOSITORY INSTITUTIONS (continued)
        16,114   M&T BANK CORPORATION                                                                              $    1,035,325
        12,135   MACQUARIE GROUP LIMITED                                                                                  239,728
       143,625   MALAYAN BANKING BHD                                                                                      204,863
       134,800   MALAYSIAN PLANTATIONS BHD                                                                                 71,685
        49,934   MARSHALL & ILSLEY CORPORATION                                                                            771,480
         8,588   MEDIOBANCA SPA                                                                                            88,576
       563,000   MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                   173,394
       465,370   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                            2,584,273
        48,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                       179,909
         5,000   MIYAZAKI BANK LIMITED                                                                                     16,570
           522   MIZUHO FINANCIAL GROUP INCORPORATED                                                                    1,385,910
        65,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                                    75,435
        78,871   NATIONAL AUSTRALIA BANK LIMITED                                                                        1,044,348
         3,200   NATIONAL BANK OF CANADA                                                                                  101,377
         5,438   NATIONAL BANK OF GREECE SA                                                                               104,651
        24,348   NATIONAL BANK OF GREECE SA ADR                                                                            93,740
       127,773   NATIONAL CITY CORPORATION                                                                                256,824
        19,210   NATIXIS                                                                                                   39,277
        10,227   NEDBANK GROUP LIMITED                                                                                     95,658
        70,016   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                  913,709
        63,991   NEWALLIANCE BANCSHARES INCORPORATED<<                                                                    881,796
         1,100   NIS GROUP COMPANY LIMITED                                                                                    472
        34,000   NISHI-NIPPON CITY BANK LIMITED                                                                            71,125
        39,290   NORDEA BANK AB                                                                                           282,919
         4,039   NORTHERN ROCK PLC(a)                                                                                       5,591
        10,700   NORTHERN TRUST CORPORATION                                                                               491,023
         2,300   OKO BANK                                                                                                  29,520
        41,896   OLD NATIONAL BANCORP                                                                                     719,773
        14,000   ORIENT CORPORATION                                                                                        14,751
         4,403   ORIENTAL BANK OF COMMERCE                                                                                 13,032
        17,306   OTP BANK NYRT                                                                                            255,533
        93,000   OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                              318,537
        28,662   PACIFIC CAPITAL BANCORP<<                                                                                452,860
        16,869   PACWEST BANCORP<<                                                                                        448,715
         6,953   PARK NATIONAL CORPORATION<<                                                                              476,211
        33,100   PHATRA SECURITIES PCL                                                                                      9,892
         6,235   PIRAEUS BANK SA                                                                                           61,509
        32,748   PKO BANK POLSKI SA                                                                                       355,515
        12,691   PNC FINANCIAL SERVICES GROUP                                                                             669,704
        51,159   POPULAR INCORPORATED<<                                                                                   319,744
        29,043   PROSPERITY BANCSHARES INCORPORATED<<                                                                     958,709
        20,391   PROVIDENT BANKSHARES CORPORATION<<                                                                       192,083
        34,444   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                516,316
        92,581   PT BANK DANAMON INDONESIA TBK                                                                             20,358
       821,500   PT BANK INTERNASIONAL INDONESIA TBK                                                                       33,475
       264,000   PT BANK PAN INDONESIA TBK                                                                                 11,468
       124,800   PUBLIC BANK BHD                                                                                          293,380
         8,134   PUNJAB NATIONAL BANK LIMITED                                                                              73,154
         8,880   PUSAN BANK                                                                                                36,688
         1,008   RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                    28,227
       142,933   REGIONS FINANCIAL CORPORATION                                                                          1,456,487
           242   RESONA HOLDINGS INCORPORATED                                                                             338,525
        73,600   RHB CAPITAL BHD                                                                                           76,639
        48,041   RMB HOLDINGS LIMITED                                                                                     128,461
        29,400   ROYAL BANK OF CANADA                                                                                     950,842
       363,333   ROYAL BANK OF SCOTLAND GROUP PLC                                                                         311,928
            12   SAPPORO HOLDINGS                                                                                          45,523
         5,172   SBERBANK                                                                                                 426,690
         1,689   SCOTIABANK PERU SA+                                                                                       30,551
        18,346   SEKERBANK TAS                                                                                             12,441
        10,000   SENSHU BANK LIMITED                                                                                       19,058
            31   SEVEN BANK LIMITED                                                                                       109,637
        12,000   SHIGA BANK                                                                                                65,892

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
DEPOSITORY INSTITUTIONS (continued)
           300   SHIMIZU BANK LIMITED THE                                                                          $       12,045
       324,878   SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                               86,247
        52,000   SHINSEI BANK LIMITED                                                                                      83,325
        31,000   SHIZUOKA BANK LIMITED                                                                                    305,083
       107,800   SIAM CITY BANK PCL                                                                                        20,211
        21,500   SIAM COMMERCIAL BANK PCL                                                                                  29,095
       484,000   SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                99,642
        10,550   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                  89,144
         1,713   SNS REAAL                                                                                                 10,614
       490,509   SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                    34,162
         8,798   SOCIETE GENERALE                                                                                         377,164
        19,202   SOCIETE GENERALE ADR<<                                                                                   162,065
        49,354   SOUTH FINANCIAL GROUP INCORPORATED                                                                       213,209
       108,634   SOVEREIGN BANCORP INCORPORATED+<<                                                                        268,327
        25,571   ST. GEORGE BANK LIMITED(a)                                                                               393,075
        78,199   STANDARD BANK GROUP LIMITED                                                                              676,775
        30,453   STANDARD CHARTERED PLC                                                                                   397,342
         4,438   STATE BANK OF INDIA LIMITED++                                                                            193,053
         1,046   STATE BANK OF INDIA LIMITED++                                                                             45,468
         6,448   STATE BANK OF INDIA LIMITED                                                                              140,948
        49,681   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 332,863
        31,158   STERLING FINANCIAL CORPORATION                                                                           165,761
           349   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                           1,266,112
        73,000   SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                 330,181
        40,983   SUNCORP-METWAY LIMITED                                                                                   213,185
        12,990   SUNTRUST BANKS INCORPORATED                                                                              412,173
        12,000   SURUGA BANK LIMITED                                                                                      121,553
        54,215   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                    828,405
        14,244   SVB FINANCIAL GROUP+<<                                                                                   570,472
         9,800   SVENSKA HANDELSBANKEN                                                                                    162,923
         6,800   SWEDBANK AB                                                                                               48,963
         1,010   SYDBANK AG                                                                                                11,294
         7,938   SYNDICATE BANK                                                                                             8,666
        16,000   SYNEAR FOOD HOLDINGS LIMITED                                                                               2,460
        55,317   SYNOVUS FINANCIAL CORPORATION<<                                                                          460,237
        91,000   TA CHONG BANK LIMITED                                                                                     15,109
       364,000   TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                57,687
       153,000   TAIWAN BUSINESS BANK+                                                                                     30,529
        24,836   TCF FINANCIAL CORPORATION                                                                                414,761
        15,516   THANACHART CAPITAL PCL                                                                                     2,975
           400   THE AICHI BANK LIMITED                                                                                    31,166
         8,000   THE AKITA BANK LIMITED                                                                                    33,733
         8,000   THE AOMORI BANK LIMITED                                                                                   35,114
        10,000   THE AWA BANK LIMITED                                                                                      65,086
         1,300   THE BANK OF IKEDA LIMITED                                                                                 54,554
           700   THE BANK OF IWATE LIMITED                                                                                 41,810
         9,000   THE BANK OF NAGOYA LIMITED                                                                                51,089
           900   THE BANK OF OKINAWA LIMITED                                                                               28,415
         6,000   THE BANK OF SAGA LIMITED                                                                                  19,871
         1,400   THE CHIBA KOGYO BANK LIMITED+                                                                             16,376
        10,000   THE CHUGOKU BANK LIMITED                                                                                 138,126
         8,000   THE DAISAN BANK LIMITED                                                                                   26,489
        16,000   THE DAISHI BANK LIMITED                                                                                   68,542
         5,000   THE EHIME BANK LIMITED                                                                                    16,031
         6,000   THE EIGHTEENTH BANK LIMITED                                                                               17,047
         7,000   THE FUKUI BANK LIMITED                                                                                    24,686
        23,000   THE HACHIJUNI BANK LIMITED                                                                               117,876
        14,000   THE HIGO BANK LIMITED                                                                                     86,972
        29,000   THE HIROSHIMA BANK LIMITED                                                                               104,885
        11,000   THE HOKKOKU BANK LIMITED                                                                                  45,348
         8,000   THE HOKUETSU BANK LIMITED                                                                                 17,456
        12,000   THE HYAKUGO BANK LIMITED                                                                                  72,271
        14,000   THE HYAKUJUSHI BANK LIMITED                                                                               70,527

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
DEPOSITORY INSTITUTIONS (continued)
        13,000   THE IYO BANK LIMITED                                                                              $      143,099
        18,000   THE JUROKU BANK LIMITED                                                                                   71,826
         3,000   THE KAGAWA BANK LIMITED                                                                                   15,732
         8,000   THE KAGOSHIMA BANK LIMITED                                                                                57,367
         2,400   THE KANTO TSUKUBA BANK LIMITED                                                                             9,061
        12,000   THE KEIYO BANK LIMITED                                                                                    58,722
         5,000   THE MICHINOKU BANK LIMITED                                                                                10,537
         4,000   THE MIE BANK LIMITED                                                                                      16,261
         7,000   THE MINATO BANK LIMITED                                                                                    8,967
         1,500   THE MUSASHINO BANK LIMITED                                                                                48,659
        12,000   THE NANTO BANK LIMITED                                                                                    66,151
        14,000   THE OGAKI KYORITSU BANK LIMITED                                                                           58,662
         6,000   THE OITA BANK LIMITED                                                                                     35,281
         8,000   THE SAN-IN GODO BANK LIMITED                                                                              58,499
         9,000   THE SHIKOKU BANK LIMITED                                                                                  42,520
         5,000   THE TOCHIGI BANK LIMITED                                                                                  28,636
         9,000   THE TOHO BANK LIMITED                                                                                     35,853
         3,000   THE TOKUSHIMA BANK LIMITED                                                                                13,166
         6,200   TISCO BANK PCL                                                                                             1,277
     2,682,766   TMB BANK PCL+                                                                                             41,599
         1,700   TOKYO TOMIN BANK LIMITED                                                                                  19,161
        15,781   TORONTO-DOMINION BANK                                                                                    556,700
         1,801   TORONTO-DOMINION BANK ADR                                                                                 63,521
        47,646   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                 504,571
        31,113   TRUSTMARK CORPORATION                                                                                    621,015
       150,247   TURKIYE GARANTI BANKASI AS                                                                               220,420
        56,887   TURKIYE IS BANKASI                                                                                       146,755
        38,213   TURKIYE VAKIFLAR BANKASI TAO                                                                              29,511
        73,754   UCBH HOLDINGS INCORPORATED<<                                                                             342,219
        13,651   UMB FINANCIAL CORPORATION                                                                                652,654
        36,846   UMPQUA HOLDINGS CORPORATION<<                                                                            487,841
        42,354   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                133,502
       293,040   UNICREDITO ITALIANO SPA                                                                                  670,017
        16,470   UNION BANK HONG KONG                                                                                      15,529
        15,166   UNION BANK OF INDIA                                                                                       45,471
        13,292   UNIONE DI BANCHE SCPA                                                                                    191,664
        27,179   UNITED BANKSHARES INCORPORATED<<                                                                         903,702
        30,781   UNITED COMMUNITY BANKS INCORPORATED<<                                                                    405,693
         8,324   UNITED MIZRAHI BANK LIMITED                                                                               41,126
        55,000   UNITED OVERSEAS BANK LIMITED                                                                             483,426
        64,563   US BANCORP                                                                                             1,741,910
           317   VALIANT HOLDING AG                                                                                        52,048
        25,881   VALLEY NATIONAL BANCORP                                                                                  500,280
            62   VERWALTUNGS-UND PRIVAT-BANK AG                                                                             8,121
           361   VONTOBEL HOLDINGS AG                                                                                       7,327
        79,134   WACHOVIA CORPORATION(l)                                                                                  444,733
        54,601   WASHINGTON FEDERAL INCORPORATED<<                                                                        922,211
       245,592   WASHINGTON MUTUAL INCORPORATED+                                                                           12,034
        32,256   WEBSTER FINANCIAL CORPORATION<<                                                                          483,840
       125,365   WELLS FARGO & COMPANY(l)                                                                               3,621,795
        12,887   WESTAMERICA BANCORPORATION<<                                                                             685,073
        36,017   WESTERN UNION COMPANY                                                                                    477,946
        84,183   WESTPAC BANKING CORPORATION                                                                              995,881
        39,907   WHITNEY HOLDING CORPORATION<<                                                                            699,570
        13,237   WILMINGTON TRUST CORPORATION<<                                                                           320,203
         8,500   WING HANG BANK LIMITED                                                                                    39,679
        15,015   WINTRUST FINANCIAL CORPORATION                                                                           309,759
         8,000   YAMAGATA BANK LIMITED                                                                                     51,285
        11,000   YAMAGUCHI FINANCIAL GROUP                                                                                103,828
         8,719   YES BANK LIMITED+                                                                                         10,775
        22,000   ZIONS BANCORPORATION                                                                                     701,580
                                                                                                                      106,190,736
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
DIVERSIFIED OPERATIONS: 0.05%
        16,585   BOUSTEAD HOLDINGS BHD                                                                             $       14,719
       278,043   CHINA RARE EARTH HOLDINGS LIMITED                                                                         23,834
        96,000   HUTCHISON WHAMPOA LIMITED                                                                                485,285
        20,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                    4,781
                                                                                                                          528,619
                                                                                                                   --------------
DURABLE GOODS - CONSUMER: 0.00%
        50,048   GOODMAN FIELDER LIMITED                                                                                   44,407
                                                                                                                   --------------
E-COMMERCE/SERVICES: 0.06%
        15,127   AMAZON.COM INCORPORATED+<<                                                                               645,923
                                                                                                                   --------------
EATING & DRINKING PLACES: 0.57%
         1,965   AUTOGRILL SPA                                                                                             14,774
        19,544   BOB EVANS FARMS INCORPORATED                                                                             327,753
        19,741   BRINKER INTERNATIONAL INCORPORATED                                                                       131,080
         5,271   C&C GROUP PLC                                                                                              7,845
         1,100   CBRL GROUP INCORPORATED                                                                                   21,263
         2,700   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                   133,866
         3,400   CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+<<                                                           156,706
        25,700   DARDEN RESTAURANTS INCORPORATED                                                                          470,053
         9,168   DINEEQUITY INCORPORATED<<                                                                                116,709
        11,982   ENTERPRISE INNS PLC                                                                                       12,367
        16,692   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                            5,426
         5,146   HEINEKEN NV                                                                                              141,988
         2,300   ITO EN LIMITED                                                                                            36,890
        26,100   JACK IN THE BOX INCORPORATED+                                                                            456,750
           800   KISOJI COMPANY LIMITED                                                                                    15,333
         2,914   MARSTON'S PLC                                                                                              4,762
        40,614   MCDONALD'S CORPORATION                                                                                 2,386,073
         8,243   MITCHELLS & BUTLERS PLC                                                                                   20,776
           547   OBRASCON HUARTE LAIN SA                                                                                    6,323
         9,400   PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                                  166,568
        11,386   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                  213,260
         4,791   PUNCH TAVERNS PLC                                                                                          9,385
        33,204   RUBY TUESDAY INCORPORATED<<                                                                               38,185
        18,704   SABMILLER PLC                                                                                            303,441
         2,000   SAIZERIYA COMPANY LIMITED                                                                                 23,115
        18,000   SAPPORO HOLDINGS LIMITED                                                                                 105,557
         8,000   TAKARA HOLDINGS INCORPORATED                                                                              46,207
         3,704   TIM HORTONS INCORPORATION                                                                                 92,047
       102,760   WENDY'S ARBY'S GROUP INCORPORATED                                                                        413,095
         4,182   WHITBREAD PLC                                                                                             54,336
        23,172   YUM! BRANDS INCORPORATED                                                                                 624,254
                                                                                                                        6,556,187
                                                                                                                   --------------
EDUCATIONAL SERVICES: 0.61%
        25,552   APOLLO GROUP INCORPORATED CLASS A+                                                                     1,963,416
         3,900   BENESSE CORPORATION                                                                                      164,871
        56,423   CAREER EDUCATION CORPORATION+<<                                                                        1,042,697
        53,421   CORINTHIAN COLLEGES INCORPORATED+<<                                                                      859,010
        12,224   DEVRY INCORPORATED                                                                                       702,636
           442   EDUCOMP SOLUTIONS LIMITED                                                                                 20,454
         7,496   ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                                 675,240
         6,704   NAVITAS LIMITED                                                                                            9,698
         6,424   STRAYER EDUCATION INCORPORATED                                                                         1,539,255
                                                                                                                        6,977,277
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 6.66%
         1,765   ACEA SPA                                                                                          $       22,836
        22,545   AEM SPA                                                                                                   39,494
        32,769   AES CORPORATION+                                                                                         251,994
        18,395   AGL ENERGY LIMITED                                                                                       185,019
        48,210   AGL RESOURCES INCORPORATED                                                                             1,451,603
        33,006   ALLEGHENY ENERGY INCORPORATED                                                                          1,163,462
        15,797   ALLETE INCORPORATED                                                                                      540,573
        21,774   ALLIANT ENERGY CORPORATION                                                                               693,937
       552,035   ALMENDRAL SA                                                                                              38,447
         1,019   ALSTOM PROJECTS INDIA LIMITED                                                                              4,680
        43,106   AMEREN CORPORATION                                                                                     1,533,711
        14,698   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             459,900
        27,477   AQUA AMERICA INCORPORATED<<                                                                              595,976
       395,800   ASIAN INSULATORS PCL                                                                                      34,815
           829   ATCO LIMITED                                                                                              24,545
        56,869   ATMOS ENERGY CORPORATION                                                                               1,417,744
       501,271   AU OPTRONICS CORPORATION                                                                                 307,496
        32,463   AVISTA CORPORATION                                                                                       573,621
        15,992   BABCOCK & BROWN POWER                                                                                        682
        10,645   BHARAT HEAVY ELECTRICAL LIMITED                                                                          292,195
           285   BKW FMB ENERGIE AG                                                                                        26,164
        23,664   BLACK HILLS CORPORATION                                                                                  610,768
         2,500   BRADESPAR SA                                                                                              19,538
        21,219   BRITISH ENERGY GROUP PLC                                                                                 244,640
           306   BROOKFIELD INFRASTRUCTURE PARTNERS LP                                                                      3,596
        62,010   CENTERPOINT ENERGY INCORPORATED                                                                          801,789
        13,600   CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                       156,497
        11,200   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B                                                           116,597
        78,440   CENTRICA PLC                                                                                             286,513
         5,548   CESC LIMITED                                                                                              22,139
        10,367   CEZ AS                                                                                                   417,872
        45,000   CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                              9,284
        60,000   CHINA RESOURCES POWER HOLDINGS COMPANY                                                                   121,043
        33,300   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                917,586
        10,592   CIA GENERAL DE ELECTRICIDAD SA                                                                            45,048
         8,871   CLEAN HARBORS INCORPORATED+                                                                              560,026
        37,635   CLECO CORPORATION                                                                                        887,057
        73,500   CLP HOLDINGS LIMITED                                                                                     523,237
        45,243   CMS ENERGY CORPORATION                                                                                   459,669
       956,543   COLBUN SA                                                                                                142,292
         1,802   COMPANIA CERVECERIAS UNIDAS SA ADR                                                                        59,863
         9,915   CONSOLIDATED EDISON INCORPORATED<<                                                                       400,467
        12,308   CONTACT ENERGY LIMITED                                                                                    45,872
        24,111   COVANTA HOLDING CORPORATION+<<                                                                           481,014
         7,454   CPFL ENERGIA SA                                                                                          108,143
        20,339   CROSSTEX ENERGY INCORPORATED                                                                              84,407
        21,086   DOMINION RESOURCES INCORPORATED                                                                          776,387
        22,820   DPL INCORPORATED                                                                                         475,112
         7,441   DRAX GROUP PLC                                                                                            70,112
        33,674   DTE ENERGY COMPANY                                                                                     1,252,336
        45,941   DUKE ENERGY CORPORATION                                                                                  714,842
         3,100   DUSKIN COMPANY LIMITED                                                                                    51,360
        99,107   DYNEGY INCORPORATED CLASS A+                                                                             221,009
        40,944   E.ON AG                                                                                                1,432,092
           525   EDF ENERGIES NOUVELLES SA                                                                                 16,667
        10,968   EDISON INTERNATIONAL                                                                                     366,331
        19,099   EDISON SPA                                                                                                27,196
       142,572   EL PASO CORPORATION                                                                                    1,053,607
         6,200   ELECTRIC POWER DEVELOPMENT COMPANY                                                                       216,356
         5,837   ELECTRICITE DE FRANCE                                                                                    340,590
        10,700   ELECTRICITY GENERATING PCL                                                                                16,237
         1,846   EMERA INCORPORATED                                                                                        30,945
       221,584   EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                              258,161

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
         3,163   ENAGAS                                                                                            $       58,860
         7,100   ENBRIDGE INCORPORATED                                                                                    209,645
           390   ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                        16,852
         1,714   ENDESA SA                                                                                                 50,364
        92,066   ENEL SPA                                                                                                 575,837
        12,544   ENERGEN CORPORATION                                                                                      386,355
         5,240   ENERGY DEVELOPMENTS LIMITED                                                                                7,981
           814   ENERGY SAVINGS INCOME FUND                                                                                 4,347
       868,313   ENERSIS SA (CHILE)                                                                                       228,754
         7,139   ENTERGY CORPORATION                                                                                      607,529
        15,239   ENVESTRA LIMITED                                                                                           5,065
        32,863   EXELON CORPORATION                                                                                     1,847,229
        80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                     27,238
        11,184   FIRSTENERGY CORPORATION                                                                                  655,159
         3,193   FORTIS INCORPORATED                                                                                       69,205
         9,211   FORTUM OYJ                                                                                               185,118
        13,713   FPL GROUP INCORPORATED                                                                                   668,646
        63,606   FRONTIER COMMUNICATIONS CORPORATION                                                                      554,644
         3,547   GAMESA CORPORATION TECNOLOGICA SA                                                                         59,590
         2,571   GAS NATURAL SDG SA                                                                                        71,310
        31,600   GLOW ENERGY PCL                                                                                           18,237
        23,488   GREAT PLAINS ENERGY INCORPORATED                                                                         441,341
         2,402   GRUPO ELEKTRA SA DE CV                                                                                    94,720
        52,703   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                              1,437,211
         5,474   HERA SPA                                                                                                  11,713
         9,300   HOKURIKU ELECTRIC POWER COMPANY                                                                          236,571
        57,105   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                      322,009
       204,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                 137,478
        73,126   IBERDROLA SA                                                                                             542,923
        28,372   IDACORP INCORPORATED                                                                                     862,509
        15,433   INTEGRYS ENERGY GROUP INCORPORATED                                                                       681,830
        30,357   INTERNATIONAL POWER PLC                                                                                  120,706
        22,322   ITC HOLDINGS CORPORATION                                                                                 937,524
        37,600   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                             1,020,151
           619   KEYERA FACILITIES                                                                                          8,205
        16,805   KOREA ELECTRIC POWER CORPORATION                                                                         315,334
         1,520   KOREA GAS CORPORATION                                                                                     58,425
        20,300   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                               480,893
         2,903   LINDE AG                                                                                                 211,817
        22,000   MANILA ELECTRIC COMPANY                                                                                   26,201
        33,747   MDU RESOURCES GROUP INCORPORATED                                                                         686,077
        18,725   NEW JERSEY RESOURCES                                                                                     751,996
        28,320   NICOR INCORPORATED<<                                                                                   1,154,890
        54,983   NISOURCE INCORPORATED                                                                                    662,545
           816   NORDEX AG+                                                                                                10,875
        32,165   NORTHEAST UTILITIES                                                                                      749,445
        23,476   NORTHWESTERN CORPORATION                                                                                 485,014
        46,669   NRG ENERGY INCORPORATED+<<                                                                             1,105,589
        21,939   NSTAR                                                                                                    778,835
        47,195   NV ENERGY INCORPORTED                                                                                    447,409
        18,491   OGE ENERGY CORPORATION                                                                                   489,827
        19,472   ONEOK INCORPORATED                                                                                       571,308
        89,000   OSAKA GAS COMPANY LIMITED                                                                                338,857
         7,902   PENNON GROUP PLC                                                                                          55,302
        41,188   PEPCO HOLDINGS INCORPORATED                                                                              740,972
       622,500   PERUSAHAAN GAS NEGARA PT                                                                                  96,153
        14,800   PETRONAS GAS BHD                                                                                          39,696
        12,965   PG&E CORPORATION                                                                                         493,189
        43,465   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                            1,460,424
        20,191   PINNACLE WEST CAPITAL CORPORATION                                                                        613,806
        49,485   PNM RESOURCES INCORPORATED                                                                               517,118
       364,000   PNOC ENERGY DEVELOPMENT CORPORATION                                                                       19,094
        38,518   PORTLAND GENERAL ELECTRIC COMPANY                                                                        705,265

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
        13,666   PPL CORPORATION                                                                                   $      463,141
         9,629   PROGRESS ENERGY INCORPORATED                                                                             382,175
         1,690   PUBLIC POWER CORPORATION SA                                                                               24,882
        18,602   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             574,802
        23,663   PUGET ENERGY INCORPORATED                                                                                579,270
         1,227   Q-CELLS AG+                                                                                               40,921
        33,982   QUESTAR CORPORATION                                                                                    1,093,881
        16,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                             14,391
         2,178   RED ELECTRICA DE ESPANA                                                                                   96,475
         7,571   RELIANCE ENERGY LIMITED                                                                                   76,978
        69,293   RELIANT ENERGY INCORPORATED+                                                                             397,742
         2,939   RENEWABLE ENERGY CORPORATION AS+                                                                          27,728
        33,291   REPUBLIC SERVICES INCORPORATED                                                                           798,984
             7   ROMANDE ENERGIE HOLDING SA                                                                                10,373
         9,067   RWE AG                                                                                                   761,218
        14,000   SAIBU GAS COMPANY LIMITED                                                                                 34,139
        21,600   SARAWAK ENTERPRISE CORPORATION                                                                            12,922
        21,266   SCANA CORPORATION                                                                                        738,994
        18,418   SCOTTISH & SOUTHERN ENERGY PLC                                                                           313,343
         8,409   SEMPRA ENERGY                                                                                            392,448
         4,741   SEVERN TRENT PLC                                                                                          83,597
         3,771   SHANKS GROUP PLC                                                                                           5,826
         9,900   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                              305,578
         2,500   SHIZUOKA GAS COMPANY LIMITED                                                                              13,701
        28,138   SOUTHERN COMPANY                                                                                       1,021,972
        20,080   SOUTHERN UNION COMPANY                                                                                   275,899
        26,528   SOUTHWEST GAS CORPORATION                                                                                687,075
        33,849   SP AUSNET                                                                                                 22,976
        22,246   SPECTRA ENERGY CORPORATION                                                                               361,720
        17,017   STERICYCLE INCORPORATED+                                                                                 975,074
         5,310   SUEZ ENVIRONNEMENT SA+                                                                                    90,945
        40,712   TECO ENERGY INCORPORATED                                                                                 529,256
       116,750   TENAGA NASIONAL BHD                                                                                      190,663
        25,863   TERNA SPA                                                                                                 76,819
        12,700   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                          314,887
           800   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                           49,498
        22,700   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                               551,542
        61,000   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                              1,815,145
       103,000   TOKYO GAS COMPANY LIMITED                                                                                464,906
         8,629   TRACTEBEL ENERGIA SA                                                                                      72,133
         4,400   TRANSALTA CORPORATION                                                                                     79,294
         4,988   TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                      8,931
         3,817   TRUSTPOWER LIMITED                                                                                        14,630
        67,879   UGI CORPORATION                                                                                        1,585,653
         6,439   UNION FENOSA SA                                                                                          140,378
        21,159   UNISOURCE ENERGY CORPORATION                                                                             593,933
        14,333   UNITED UTILITIES GROUP PLC                                                                               133,839
        51,061   VECTREN CORPORATION                                                                                    1,437,878
         8,122   VEOLIA ENVIRONNEMENT                                                                                     203,539
         1,374   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                   61,034
        34,979   WASTE CONNECTIONS INCORPORATED+<<                                                                        987,457
        18,053   WASTE MANAGEMENT INCORPORATED                                                                            527,148
        30,987   WGL HOLDINGS INCORPORATED                                                                              1,118,631
        28,200   WILLIAMS COMPANIES INCORPORATED                                                                          457,404
        24,056   WISCONSIN ENERGY CORPORATION                                                                           1,045,474
         2,900   WOONGJIN COWAY COMPANY LIMITED                                                                            49,468
        88,138   XCEL ENERGY INCORPORATED                                                                               1,657,876
        20,000   XINAO GAS HOLDINGS LIMITED                                                                                22,674
                                                                                                                       76,601,663
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRICAL PRODUCTS: 0.00%
        10,395   INVENTEC APPLIANCES CORPORATION                                                                   $        7,426
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.51%
        16,000   AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED+                                                           5,005
       176,142   ACER INCORPORATED                                                                                        224,867
        16,737   ACTEL CORPORATION+                                                                                       154,985
        18,249   ACUITY BRANDS INCORPORATED                                                                               491,993
        64,319   ADAPTEC INCORPORATED+                                                                                    180,736
        72,100   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                   512,631
       103,780   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   244,921
       298,283   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED+                                                         102,240
         6,800   ADVANTEST CORPORATION                                                                                     88,727
         1,171   AIXTRON AG+                                                                                                5,460
        42,534   ALCO HOLDINGS LIMITED                                                                                      4,947
         1,200   ALPINE ELECTRONICS INCORPORATED                                                                            8,450
         8,900   ALPS ELECTRIC COMPANY LIMITED                                                                             39,619
        59,216   ALTERA CORPORATION                                                                                       871,067
        20,927   AMETEK INCORPORATED                                                                                      730,980
        71,141   AMKOR TECHNOLOGY INCORPORATED+<<                                                                         156,510
        34,555   AMPHENOL CORPORATION CLASS A                                                                             802,367
        59,700   ANALOG DEVICES INCORPORATED                                                                            1,020,870
         9,000   ANRITSU CORPORATION                                                                                       22,106
         3,169   ARCELIK AS                                                                                                 3,272
        35,433   ARM HOLDINGS PLC                                                                                          52,336
        59,200   ARRIS GROUP INCORPORATED+                                                                                425,649
        14,099   ASIA OPTICAL COMPANY INCORPORATED                                                                         15,196
           688   ASM INTERNATIONAL NV+                                                                                      5,589
         6,500   ASM PACIFIC TECHNOLOGY                                                                                    18,103
       274,551   ASUSTEK COMPUTER INCORPORATED                                                                            314,790
        26,713   ATHEROS COMMUNICATIONS INCORPORATED+                                                                     390,010
        14,764   ATMI INCORPORATED+                                                                                       175,987
            14   AXELL CORPORATION                                                                                         51,339
            82   BANG & OLUFSEN AS                                                                                          1,666
       549,000   BANK OF COMMUNICATIONS LIMITED                                                                           363,254
            99   BARCO NV                                                                                                   2,380
        40,885   BENCHMARK ELECTRONICS INCORPORATED+                                                                      518,422
         1,435   BF UTILITIES LIMITED+                                                                                     16,459
        11,800   BROTHER INDUSTRIES LIMITED                                                                                80,520
        26,000   BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                               7,164
         2,400   CANON ELECTRONICS INCORPORATED                                                                            33,110
        53,100   CANON INCORPORATED                                                                                     1,602,333
             7   CANON INCORPORATED ADR                                                                                       208
         7,738   CELESTICA INCORPORATED+                                                                                   38,613
        11,900   CERADYNE INCORPORATED+                                                                                   312,494
        27,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                             3,422
            82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                                           101
        17,640   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                              17,559
       443,844   CHI MEI OPTOELECTRONICS CORPORATION                                                                      130,009
        30,000   CHINA WATER AFFAIRS GROUP LIMITED+                                                                         3,555
         1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                           25,311
         4,245   CHLORIDE GROUP                                                                                             9,433
       397,000   CHUNGHWA PICTURE TUBES LIMITED+                                                                           29,434
         2,111   CIA ENERGETICA DE MINAS GERAIS                                                                            23,469
        38,681   CIENA CORPORATION+<<                                                                                     286,239
       289,249   CISCO SYSTEMS INCORPORATED+                                                                            4,784,178
         8,000   CLARION COMPANY LIMITED                                                                                    6,304
         2,200   CMK CORPORATION                                                                                            8,837
         2,000   CORONA CORPORATION                                                                                        17,969
        35,941   CREE INCORPORATED+<<                                                                                     570,743
        23,054   CTS CORPORATION                                                                                          127,489
        13,137   CYMER INCORPORATED+                                                                                      308,588
        27,631   CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                     103,064
        16,000   DAIDO STEEL COMPANY LIMITED                                                                               49,474

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         9,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                    $       15,576
         6,000   DAISHINKU CORPORATION                                                                                     14,288
         9,900   DARFON ELECTRONICS CORPORATION                                                                             6,613
        22,600   DELTA ELECTRONICS (THAILAND) PCL                                                                           6,626
         8,414   DIONEX CORPORATION+                                                                                      431,554
         9,947   DOLBY LABORATORIES INCORPORATED CLASS A+<<                                                               296,620
        19,590   DSP GROUP INCORPORATED+                                                                                  112,055
         1,900   EIZO NANAO CORPORATION                                                                                    30,218
         6,393   ELECTROCOMPONENTS PLC                                                                                     14,366
         4,980   ELECTROLUX AB CLASS B                                                                                     42,228
        43,673   ELITEGROUP COMPUTER SYSTEMS                                                                                7,264
        43,761   ENERGIAS DE PORTUGAL SA                                                                                  148,872
        11,191   ENERGIZER HOLDINGS INCORPORATED+                                                                         485,913
         3,900   ENPLAS CORPORATION                                                                                        37,612
        39,210   EPISTAR CORPORATION                                                                                       37,313
        90,100   EVERGREEN SOLAR INCORPORATED+<<                                                                          245,973
        17,584   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                     22,174
           796   EVERTZ TECHNOLOGIES LIMITED                                                                                6,694
           180   EVS BROADCAST EQUIPMENT SA                                                                                 5,928
        21,570   EXAR CORPORATION+                                                                                        145,382
        23,645   EXIDE INDUSTRIES LIMITED                                                                                  18,782
        78,221   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                      312,102
         8,700   FANUC LIMITED                                                                                            537,221
        10,300   FARADAY TECHNOLOGY CORPORATION                                                                             8,106
         2,216   FIRST SOLAR INCORPORATED+<<                                                                              276,645
       161,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                       376,741
         2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                           18,254
         1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                            15,033
         1,300   FUTABA CORPORATION CHIBA                                                                                  17,027
       357,807   GENERAL ELECTRIC COMPANY                                                                               6,143,546
        28,731   GENTEX CORPORATION                                                                                       251,971
         4,219   GLOBAL UNICHIP CORPORATION                                                                                12,683
         1,963   GN STORE NORD                                                                                              3,890
        25,000   GS YUASA CORPORATION                                                                                      96,920
         3,200   HAMAMATSU PHOTONICS                                                                                       60,432
       194,800   HANA MICROELECTRONICS PCL                                                                                 46,682
       285,963   HANNSTAR DISPLAY CORPORATION                                                                              32,709
        40,307   HARMONIC INCORPORATED+                                                                                   207,581
        26,567   HARRIS CORPORATION                                                                                       926,657
        42,701   HEXEL CORPORATION+                                                                                       320,258
         1,100   HI-LEX CORPORATION                                                                                         9,642
           900   HIOKI EE CORPORATION                                                                                      16,258
         1,500   HIROSE ELECTRIC COMPANY LIMITED                                                                          136,123
         9,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                             210,687
         1,400   HORIBA LIMITED                                                                                            21,157
         2,200   HOSIDEN CORPORATION                                                                                       27,037
           300   HUBER & SUHNER AG                                                                                          9,049
        17,206   HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                     48,177
        22,147   HYNIX SEMICONDUCTOR INCORPORATED+                                                                        112,080
         6,700   IBIDEN COMPANY LIMITED                                                                                   105,367
         1,100   IDEC CORPORATION                                                                                          10,322
        21,151   IMATION CORPORATION<<                                                                                    280,885
           510   INDESIT COMPANY SPA                                                                                        2,785
        16,362   INFINEON TECHNOLOGIES AG+                                                                                 38,458
           940   INGENICO                                                                                                  12,171
       204,713   INNOLUX DISPLAY CORPORATION                                                                              118,074
        95,400   INOTERA MEMORIES INCORPORATED                                                                             20,071
       201,434   INTEL CORPORATION                                                                                      2,779,789
        20,153   INTERDIGITAL INCORPORATED+                                                                               534,458
        31,772   INTERNATIONAL RECTIFIER CORPORATION+                                                                     371,415
        24,589   INTERSIL CORPORATION CLASS A                                                                             222,776
        35,700   JABIL CIRCUIT INCORPORATED                                                                               234,906
        39,022   JDS UNIPHASE CORPORATION+                                                                                106,140

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         3,000   JEOL LIMITED                                                                                      $        8,890
         7,000   JUKI CORPORATION                                                                                           8,182
            51   KABA HOLDING                                                                                              10,368
         5,831   KESA ELECTRICALS PLC                                                                                       7,171
         1,600   KEYENCE CORPORATION                                                                                      265,926
        16,583   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                15,865
         3,700   KOA CORPORATION                                                                                           23,035
        22,124   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                       361,074
         3,147   KONTRON AG                                                                                                27,228
         2,324   KUDELSKI SA                                                                                               23,074
         8,500   KYOCERA CORPORATION                                                                                      531,316
         6,002   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 403,154
         7,493   LAIRD GROUP PLC                                                                                           10,276
        73,730   LATTICE SEMICONDUCTOR CORPORATION+                                                                       112,070
         2,074   LEGRAND SA                                                                                                32,900
         6,188   LG ELECTRONICS INCORPORATED                                                                              331,354
         9,810   LG TELECOM LIMITED                                                                                        72,437
        18,329   LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                   837,452
        40,682   LINEAR TECHNOLOGY CORPORATION<<                                                                          811,606
         9,451   LITTELFUSE INCORPORATED+                                                                                 142,143
         2,173   LS CABLE LIMITED                                                                                         103,398
         1,600   MABUCHI MOTOR COMPANY LIMITED                                                                             68,698
       187,683   MACRONIX INTERNATIONAL                                                                                    48,778
        50,748   MACROVISION SOLUTIONS CORPORATION                                                                        596,798
         5,701   MAKITA CORPORATION                                                                                       110,961
         8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                              14,113
         3,800   MARUBUN CORPORATION                                                                                       13,069
        97,419   MARVELL TECHNOLOGY GROUP LIMITED+                                                                        565,030
        70,935   MEDIATEK INCORPORATED                                                                                    475,976
           900   MEGACHIPS CORPORATION                                                                                     13,727
           187   MELEXIS NV                                                                                                 1,311
        10,949   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  164,454
        23,476   METHODE ELECTRONICS INCORPORATED                                                                         198,607
        35,335   MICREL INCORPORATED                                                                                      261,479
         2,113   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                     936
        37,900   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                      701,150
       143,500   MICRON TECHNOLOGY INCORPORATED+<<                                                                        393,190
         1,369   MICRONAS SEMICONDUCTOR HOLDING+                                                                            4,935
           600   MICRONICS JAPAN COMPANY LIMITED                                                                            4,829
        31,573   MICROSEMI CORPORATION+<<                                                                                 615,358
           600   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                              6,052
        17,000   MINEBEA COMPANY LIMITED                                                                                   51,826
         3,700   MITSUMI ELECTRIC COMPANY LIMITED                                                                          47,421
        13,121   MOLEX INCORPORATED<<                                                                                     178,446
        14,401   MOLEX INCORPORATED CLASS A                                                                               173,676
        17,073   MOOG INCORPORATED CLASS A+                                                                               549,409
        50,780   MOSEL VITELIC INCORPORATED                                                                                 7,546
        78,900   MOTOROLA INCORPORATED                                                                                    340,059
         9,900   MURATA MANUFACTURING COMPANY LIMITED                                                                     341,755
        10,132   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                  20,848
       115,516   NANYA TECHNOLOGY CORPORATION                                                                              16,774
        56,558   NATIONAL GRID PLC                                                                                        589,894
        47,166   NATIONAL SEMICONDUCTOR CORPORATION                                                                       518,826
        88,000   NEC CORPORATION                                                                                          247,400
         1,400   NEC ELECTRONICS CORPORATION+                                                                              13,603
         8,000   NEC TOKIN CORPORATION                                                                                     20,572
           408   NEXANS SA                                                                                                 24,157
        12,000   NGK INSULATORS LIMITED                                                                                   127,929
         1,700   NICHICON CORPORATION                                                                                       9,047
         1,000   NIDEC COPAL CORPORATION                                                                                    8,606
         7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                       38,457
         3,000   NIDEC SANKYO CORPORATION                                                                                  13,341
           300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                          3,562

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         5,200   NINTENDO COMPANY LIMITED                                                                          $    1,616,617
        11,000   NIPPON CARBON COMPANY LIMITED                                                                             26,682
         3,000   NIPPON CHEMI-CON CORPORATION                                                                               6,811
         2,400   NIPPON SIGNAL COMPANY LIMITED                                                                             14,606
         8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                           35,171
         1,300   NITTO KOGYO CORPORATION                                                                                   11,369
        83,463   NOKIA OYJ                                                                                              1,182,556
           557   NORDDEUTSCHE AFFINERIE AG                                                                                 19,150
         1,600   NORITZ CORPORATION                                                                                        17,482
        33,622   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                              28,992
        58,325   NTPC LIMITED                                                                                             186,623
            53   NTT DATA CORPORATION                                                                                     191,106
       109,658   NVIDIA CORPORATION+                                                                                      819,145
           111   OC OERLIKON CORPORATION AG+                                                                                7,990
        34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                     24,656
         5,000   OLYMPUS CORPORATION                                                                                      103,942
        30,077   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  180,462
         9,804   OMRON CORPORATION                                                                                        127,729
         1,600   ONEX CORPORATION                                                                                          21,287
        14,000   OPENWAVE SYSTEMS INCORPORATED+                                                                             7,560
         2,730   OPTEX COMPANY LIMITED                                                                                     23,598
        22,467   PAN-INTERNATIONAL INDUSTRIAL                                                                              13,384
         7,772   PARK ELECTROCHEMICAL CORPORATION                                                                         138,186
            11   PHOENIX MECANO AG                                                                                          3,148
        23,214   PHOENIX PRECISION TECHNOLOGY CORPORATION                                                                   4,707
        30,074   PLANTRONICS INCORPORATED                                                                                 382,241
        20,500   PLEXUS CORPORATION+                                                                                      341,940
       133,754   PMC-SIERRA INCORPORATED+<<                                                                               536,354
        35,035   POWERTECH TECHNOLOGY INCORPORATED                                                                         50,171
        18,366   PREMIER FARNELL PLC                                                                                       39,357
         1,708   PRYSMIAN SPA                                                                                              19,015
        26,700   QLOGIC CORPORATION+                                                                                      283,554
        79,597   QUALCOMM INCORPORATED                                                                                  2,672,071
        28,207   REALTEK SEMICONDUCTOR CORPORATION                                                                         29,035
        14,110   REGAL-BELOIT CORPORATION                                                                                 474,660
        10,481   RESEARCH IN MOTION LIMITED+                                                                              443,934
         9,014   REUNERT LIMITED                                                                                           41,260
         1,070   REXEL SA                                                                                                   8,657
       143,827   RF MICRO DEVICES INCORPORATED+                                                                           191,290
         8,995   RICHTEK TECHNOLOGY CORPORATION                                                                            34,529
        31,565   RICOH COMPANY LIMITED                                                                                    329,621
        31,727   ROCKWELL COLLINS INCORPORATED                                                                          1,081,256
         4,300   ROHM COMPANY LIMITED                                                                                     205,180
           800   ROLAND CORPORATION                                                                                         8,036
         1,765   ROTORK PLC                                                                                                21,240
         1,800   RYOSAN COMPANY LIMITED                                                                                    38,707
         5,253   SAFRAN SA                                                                                                 68,403
         3,850   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                 90,597
         8,590   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                    2,845,066
         2,448   SAMSUNG SDI COMPANY LIMITED                                                                               99,189
         3,756   SAMSUNG TECHWIN COMPANY LIMITED                                                                           76,146
         7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                           24,141
       316,764   SANMINA-SCI CORPORATION+                                                                                 202,729
           900   SANSHIN ELECTRONICS COMPANY LIMITED                                                                        7,481
         6,000   SANYO DENKI COMPANY LIMITED                                                                               14,391
           348   SEB SA                                                                                                    10,602
         9,700   SECOM COMPANY LIMITED                                                                                    451,487
         7,300   SEIKO EPSON CORPORATION                                                                                  104,964
       589,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                    11,457
        41,265   SEMTECH CORPORATION+<<                                                                                   467,120
        45,000   SHARP CORPORATION                                                                                        303,772
         9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                         16,701
         2,200   SHINKAWA LIMITED                                                                                          24,854

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         3,100   SHINKO ELECTRIC INDUSTRIES                                                                        $       18,222
        10,000   SHOWA ELECTRIC WIRE                                                                                        7,603
        54,100   SILICON IMAGE INCORPORATED+                                                                              204,498
        49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                                     5,461
        21,235   SILICON LABORATORIES INCORPORATED+<<                                                                     445,086
        99,887   SKYWORKS SOLUTIONS INCORPORATED                                                                          538,391
         7,846   SMITHS GROUP PLC                                                                                         101,371
        11,000   SMK CORPORATION                                                                                           32,162
        23,892   SOLERA HOLDINGS INCORPORATED+                                                                            467,566
        44,994   SONY CORPORATION                                                                                         875,202
         2,351   SPECTRIS PLC                                                                                              15,445
         2,000   STAR MICRONICS COMPANY LIMITED                                                                            20,259
        17,065   STERLITE INDUSTRIES INDIA LIMITED                                                                         81,507
        13,769   STMICROELECTRONICS NV                                                                                     90,659
         1,500   SUMIDA ELECTRIC CORPORATION                                                                                6,731
        12,140   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                         4,325
         7,507   SUNPOWER CORPORATION+<<                                                                                  260,718
         7,603   SUNPOWER CORPORPORATION CLASS B+<<                                                                       197,834
         1,369   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                      14,348
         7,000   TAIYO YUDEN COMPANY LIMITED                                                                               37,271
        16,000   TAMURA CORPORATION                                                                                        32,789
         2,300   TANBERG ASA                                                                                               23,520
         8,605   TATA POWER COMPANY LIMITED                                                                               116,169
       282,000   TATUNG COMPANY LIMITED                                                                                    47,808
       618,000   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                                8,579
        24,280   TECHNITROL INCORPORATED                                                                                   84,980
       130,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                                 39,302
         2,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                              4,049
        34,935   TEKELEC+                                                                                                 427,954
        17,927   TELEFLEX INCORPORATED                                                                                    849,381
         6,650   TELEFONICA O2 CZECH REPUBLIC AS                                                                          145,996
        73,964   TELLABS INCORPORATED+                                                                                    308,430
        21,852   TESSERA TECHNOLOGIES INCORPORATED+                                                                       401,640
        65,310   TEXAS INSTRUMENTS INCORPORATED<<                                                                       1,016,877
        11,276   THOMAS & BETTS CORPORATION+                                                                              214,131
         3,226   THOMSON REUTERS PLC                                                                                       64,825
         1,000   TOA CORPORATION                                                                                            4,680
        14,000   TOKO INCORPORATED                                                                                         14,727
         7,800   TOKYO ELECTRON LIMITED                                                                                   212,661
        29,000   TOKYO ROPE MANUFACTURING                                                                                  58,414
           800   TOKYO SEIMITSU COMPANY LIMITED                                                                             7,034
         5,000   TOSHIBA TEC CORPORATION                                                                                   13,574
           300   TOYO TANSO COMPANY LIMITED                                                                                14,525
        15,900   TRANSCEND INFORMATION INCORPORATED                                                                        21,917
        24,612   TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                      41,348
        28,126   TRIPOD TECHNOLOGY CORPORATION                                                                             26,891
         4,000   TRULY INTERNATIONAL                                                                                        1,691
        17,600   TYCO ELECTRONICS LIMITED                                                                                 290,048
         1,388   ULTRA ELECTRONICS HOLDINGS                                                                                24,559
         1,700   ULVAC INCORPORATED                                                                                        16,638
        43,511   UNIVERSAL SCIENTIFIC                                                                                       9,792
        32,511   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  598,202
         8,821   VECTOR LIMITED                                                                                             9,643
         9,000   VENTURE CORPORATION LIMITED                                                                               24,586
        53,000   VIA TECHNOLOGIES INCORPORATED+                                                                             9,549
       105,720   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     460,939
            13   WACOM COMPANY LIMITED                                                                                     13,474
       198,000   WALSIN LIHWA CORPORATION                                                                                  38,211
         4,000   WBL CORPORATION LIMITED(a)                                                                                 7,820
        66,104   WESTAR ENERGY INCORPORATED                                                                             1,337,284
        15,300   WHIRLPOOL CORPORATION<<                                                                                  602,514
       146,000   WINDBOND ELECTRONICS CORPORATION                                                                          10,191

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        37,000   WINTEK CORPORATION                                                                                $        6,389
        55,900   XILINX INCORPORATED                                                                                      914,524
        40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(a)                                                                          0
       118,000   YAGEO CORPORATION                                                                                         13,023
         5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                      12,069
         9,000   YASKAWA ELECTRIC CORPORATION                                                                              39,358
         9,700   YOKOGAWA ELECTRIC CORPORATION                                                                             50,972
         3,200   YOKOWO COMPANY LIMITED                                                                                    15,780
        32,920   ZORAN CORPORATION+                                                                                       247,558
                                                                                                                       74,814,254
                                                                                                                   --------------
ELECTRONICS: 0.00%
         8,926   CARPHONE WAREHOUSE PLC                                                                                    16,199
                                                                                                                   --------------
ENERGY: 0.01%
            57   ATEL HOLDING AG                                                                                           21,455
           665   BAYTEX ENERGY TRUST                                                                                       10,054
        76,585   GVK POWER & INFRASTRUCTURE LIMITED                                                                        25,601
         8,953   LINC ENERGY LIMITED+                                                                                      15,236
           444   SECHILIENNE SA                                                                                            14,847
         1,865   SOLARWORLD AG                                                                                             33,220
                                                                                                                          120,413
                                                                                                                   --------------
ENERGY - EXPLORATION & PRODUCTION: 0.00%
        52,514   RELIANCE NATURAL RESOURCES LIMITED+                                                                       43,495
                                                                                                                   --------------
ENGINEERING CONSTRUCTION: 0.02%
         3,340   AKER KVAERNER ASA                                                                                         19,328
        26,000   ANHUI CONCH CEMENT COMPANY LIMITED                                                                       108,305
         7,498   LARSEN & TOUBRO LIMITED                                                                                  110,154
        10,000   PEACE MARK HOLDINGS LIMITED                                                                                1,935
                                                                                                                          239,722
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.49%
        27,737   ACCENTURE LIMITED CLASS A                                                                                859,292
         2,885   ACERGY SA                                                                                                 16,339
        14,248   AECOM TECHNOLOGY CORPORATION+                                                                            377,430
        25,447   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   188,562
         1,876   AUSENCO LIMITED                                                                                            2,886
        14,759   AVENG LIMITED                                                                                             42,921
        46,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                             25,116
           874   BHARAT EARTH MOVERS LIMITED                                                                                5,174
         5,815   BOUYGUES SA                                                                                              239,086
        22,649   CELGENE CORPORATION+                                                                                   1,180,013
        13,355   CEPHALON INCORPORATED+<<                                                                                 981,325
         6,000   CHIYODA CORPORATION                                                                                       28,859
         1,100   CHUDENKO CORPORATION                                                                                      17,822
        10,042   CORE LABORATORIES NV                                                                                     668,898
        15,020   CORPORATE EXECUTIVE BOARD COMPANY                                                                        346,361
        24,068   CV THERAPEUTICS INCORPORATED+                                                                            218,056
        14,978   DOWNER EDI LIMITED                                                                                        41,393
         8,760   FLUOR CORPORATION                                                                                        398,930
           557   FRAPORT AG                                                                                                19,242
        24,310   GEN-PROBE INCORPORATED+                                                                                  895,824
         3,341   GROUPE AEROPLAN INCORPORATED                                                                              21,415
        14,509   HCL TECHNOLOGIES LIMITED                                                                                  40,287
        17,085   HEWITT ASSOCIATES INCORPORATED+                                                                          488,289
         2,000   HIBIYA ENGINEERING LIMITED                                                                                16,409
         2,800   HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                            25,388

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
         8,639   IHS INCORPORATED+                                                                                 $      313,509
         1,336   IMTECH NV                                                                                                 20,529
        41,097   INCYTE CORPORATION+<<                                                                                    137,264
        39,722   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                     455,611
        24,162   JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,081,733
        43,360   JAIPRAKASH ASSOCIATES LIMITED                                                                             49,016
         3,000   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                    39,259
         5,000   KANDENKO COMPANY LIMITED                                                                                  31,285
           590   KBC ANCORA                                                                                                 9,668
         2,000   KYUDENKO CORPORATION                                                                                      14,891
        50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                            29,754
         3,059   MONADELPHOUS GROUP LIMITED                                                                                13,072
         9,910   MOODY'S CORPORATION<<                                                                                    215,146
        20,171   MYRIAD GENETICS INCORPORATED+                                                                          1,195,737
        10,448   NAGARJUNA CONSTRUCTION COMPANY                                                                            12,603
         2,000   NAVIGANT CONSULTING INCORPORATED+                                                                         37,820
         1,000   NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                             11,414
         1,000   OYO CORPORATION                                                                                           11,815
        20,800   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                          547,872
           552   POL-AQUA SA+                                                                                               3,072
       244,400   POWER LINE ENGINEERING PCL                                                                                 6,615
        13,176   PUNJ LLOYD LIMITED                                                                                        36,527
        13,758   QINETIQ PLC                                                                                               36,806
         7,221   QUEST DIAGNOSTICS INCORPORATED                                                                           336,282
        27,265   REGENERON PHARMACEUTICAL INCORPORATED+                                                                   421,517
        20,819   RESOURCES GLOBAL PROFESSIONALS+<<                                                                        360,377
       116,255   SAIC INCORPORATED+                                                                                     2,069,339
         1,960   SAMSUNG ENGINEERING COMPANY LIMITED                                                                       52,255
         2,000   SANKI ENGINEERING COMPANY LIMITED                                                                         13,385
         1,300   SHINKO PLANTECH COMPANY LIMITED                                                                           12,175
         3,100   SNC-LAVALIN GROUP INCORPORATED                                                                            86,211
       391,200   SOLARTRON PCL                                                                                              5,625
           578   STANTEC INCORPORATED+                                                                                     10,705
         1,200   TAIKISHA                                                                                                  15,171
         3,000   TAKASAGO THERMAL ENGINEERING COMPANY                                                                      27,995
         3,000   TOYO ENGINEERING CORPORATION                                                                               7,302
         4,865   TRANSFIELD SERVICES LIMITED(a)                                                                             7,785
        20,000   TRANSMILE GROUP BHD                                                                                        3,028
        38,145   URS CORPORATION+                                                                                       1,447,984
        10,268   VOLTAS LIMITED                                                                                            10,385
        19,153   WATSON WYATT & COMPANY HOLDINGS                                                                          772,249
        16,400   WCT ENGINEERING BHD                                                                                        7,127
                                                                                                                       17,123,232
                                                                                                                   --------------
ENTERTAINMENT: 0.01%
        19,608   CROWN LIMITED                                                                                             60,234
         1,189   PREMIERE AG+                                                                                               6,904
                                                                                                                           67,138
                                                                                                                   --------------
ENVIRONMENTAL CONTROL: 0.00%
           672   BUREAU VERITAS SA                                                                                         24,111
                                                                                                                   --------------
EXPLORATION & PRODUCTION: 0.00%
         1,492   SONGA OFFSHORE ASA+                                                                                        3,782
                                                                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.72%
         2,783   ACERINOX SA                                                                                               37,456
        14,778   ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                    1,214,752
        28,926   APTARGROUP INCORPORATED<<                                                                                967,285

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
        15,894   ARCELOR SA                                                                                        $      382,933
         7,000   ASSA ABLOY AB CLASS B                                                                                     67,790
        20,059   BALL CORPORATION                                                                                         731,151
           424   CCL INDUSTRIES INCORPORATED CLASS B                                                                        8,274
        22,850   COMMERCIAL METALS COMPANY                                                                                273,743
        30,751   CROWN HOLDINGS INCORPORATED+                                                                             493,554
        46,763   ECM LIBRA BHD(a)                                                                                               0
         5,400   FORTUNE BRANDS INCORPORATED                                                                              204,120
           700   FP CORPORATION                                                                                            30,775
         1,100   FUJI SEAL INTERNATIONAL INCORPORATED                                                                      20,131
        14,000   GIANT MANUFACTURING COMPANY LIMITED                                                                       34,778
           156   HOGANAS AB                                                                                                 1,503
         1,450   HUHTAMAKI OYJ                                                                                              9,857
         2,000   HULAMIN LIMITED                                                                                            2,895
        16,700   ILLINOIS TOOL WORKS INCORPORATED                                                                         569,804
         7,772   JINDAL STEEL & POWER LIMITED                                                                             113,128
       131,000   KOBE STEEL LIMITED                                                                                       218,577
         1,237   MERCATOR MINERALS LIMITED+                                                                                   579
        26,936   NAMPAK LIMITED                                                                                            33,650
         8,550   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     130,131
        41,000   NISSHIN STEEL COMPANY LIMITED                                                                             60,128
        20,000   NTN CORPORATION                                                                                           60,714
        15,002   SHAW GROUP INCORPORATED+                                                                                 276,037
        23,105   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                             600,730
         7,900   SKF AB CLASS B                                                                                            62,886
        25,956   SNAP-ON INCORPORATED                                                                                     933,637
         3,651   SSAB SVENSKT STAL AB CLASS A                                                                              29,141
         1,350   SSAB SVENSKT STAL AB CLASS B                                                                              10,215
       165,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                        424,870
         3,400   VALMONT INDUSTRIES INCORPORATED                                                                          188,020
         2,205   VOESTALPINE AG                                                                                            46,843
                                                                                                                        8,240,087
                                                                                                                   --------------
FINANCE & FINANCIAL SERVICES: 0.16%
       636,000   ASIA PLUS SECURITIES PCL                                                                                  18,469
        18,644   AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                      10,579
        15,887   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                               14,204
     3,270,000   CHINA CONSTRUCTION BANK                                                                                1,737,233
       848,000   KGI SECURITIES COMPANY LIMITED                                                                            15,931
         2,277   NFI EMPIK MEDIA & FASION SA+                                                                               7,902
        28,344   RURAL ELECTRIFICATION CORPORATION LIMITED                                                                 31,366
                                                                                                                        1,835,684
                                                                                                                   --------------
FINANCE , BANKS: 0.00%
         3,577   BANCO SANTANDER SA                                                                                        28,715
                                                                                                                   --------------
FINANCIAL: 0.00%
         3,313   LONDON STOCK EXCHANGE GROUP PLC                                                                           31,332
                                                                                                                   --------------
FINANCIAL SERVICES: 0.18%
       318,000   AYALA LAND INCORPORATED                                                                                   40,632
         4,300   BANGKOK BANK PCL                                                                                           8,064
        65,955   BANK HAPOALIM LIMITED+                                                                                   128,939
        27,887   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                              317,912
         3,187   CARDNO LIMITED                                                                                             7,345
       568,116   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                            193,108
         4,125   GRUPO FINANCIERO GALICIA SA ADR+<<                                                                         7,838
        44,525   ING GROEP NV                                                                                             375,795
        25,921   SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                  542,870
         1,924   WIRECARD AG+                                                                                              10,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
FINANCIAL SERVICES (continued)
        13,240   WOORI FINANCE HOLDINGS COMPANY LIMITED                                                            $       64,425
         1,969   ZURICH FINANCIAL SERVICES AG                                                                             384,041
                                                                                                                        2,081,749
                                                                                                                   --------------
FISHING, HUNTING & TRAPPING: 0.00%
           214   LIGHTHOUSE CALEDONIA ASA+                                                                                     62
        25,200   MARINE HARVEST+                                                                                            3,624
         9,700   NIPPON SUISAN KAISHA LIMITED                                                                              24,165
                                                                                                                           27,851
                                                                                                                   --------------
FOOD & BEVERAGE: 0.00%
         2,959   BRITVIC PLC                                                                                               10,521
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 3.02%
        31,000   AJINOMOTO COMPANY INCORPORATED                                                                           329,477
        31,963   ALICORP SA                                                                                                16,000
        28,600   ARCHER-DANIELS-MIDLAND COMPANY                                                                           783,068
           900   ARIAKE JAPAN COMPANY LIMITED                                                                              13,680
         1,524   ARYZTA AG+                                                                                                40,595
        20,500   ASAHI BREWERIES LIMITED                                                                                  358,760
        30,000   ASIA FOOD & PROPERTIES LIMITED                                                                             2,999
         5,000   ASIA PACIFIC BREWERIES LIMITED                                                                            30,896
         7,303   ASSOCIATED BRITISH FOODS PLC                                                                              76,314
           450   AXFOOD AB                                                                                                  9,447
            27   BARRY CALLEBAUT AG                                                                                        15,824
        20,716   BIDVEST GROUP LIMITED                                                                                    196,419
         2,439   BIM BIRLESIK MAGAZALAR AS                                                                                 49,863
         3,682   BIOCON LIMITED                                                                                             6,583
         4,400   BUNGE LIMITED<<                                                                                          186,824
        28,450   CADBURY PLC                                                                                              240,914
         2,200   CARLSBERG AS                                                                                              66,675
         9,100   CARLSBERG BREWERY MALAYSIA BERHAD                                                                          8,794
        16,821   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                               397,648
        21,500   CHINA HUIYUAN JUICE GROUP                                                                                 25,812
        49,000   CHINA MENGNIU DAIRY COMPANY                                                                               48,448
        36,000   CHINA YURUN FOOD GROUP LIMITED                                                                            40,272
         6,620   CIA CERVECERIAS UNIDAS SA                                                                                 37,035
         2,900   CIA DE BEBIDAS DAS AMERICAS                                                                              101,164
           332   CJ CHEILJEDANG CORPORATION+                                                                               38,271
         1,179   CJ CORPORATION                                                                                            24,335
        21,316   COCA-COLA AMATIL LIMITED                                                                                 121,523
             2   COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                   13,447
        76,233   COCA-COLA COMPANY                                                                                      3,573,041
         3,785   COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                    58,667
         3,900   COCA-COLA WEST JAPAN COMPANY LIMITED                                                                      83,208
        20,000   COFCO INTERNATIONAL LIMITED                                                                                5,945
        38,778   COMPASS GROUP PLC                                                                                        183,525
        16,514   CONAGRA FOODS INCORPORATED                                                                               243,582
        39,896   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               509,073
        33,447   CORN PRODUCTS INTERNATIONAL INCORPORATED<<                                                               916,448
         1,265   CSM                                                                                                       16,061
         1,680   DAIRY CREST GROUP PLC                                                                                      5,146
         1,000   DANISCO AS                                                                                                45,659
        33,800   DARLING INTERNATIONAL INCORPORATED+                                                                      169,000
         2,056   DAVID CAMPARI-MILANO SPA                                                                                  11,376
       125,660   DEL MONTE FOODS COMPANY                                                                                  743,907
        55,424   DIAGEO PLC                                                                                               772,796
           400   DYDO DRINCO INCORPORATED                                                                                   9,712

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
FOOD & KINDRED PRODUCTS (continued)
           250   EAST ASIATIC COMPANY LIMITED A/S                                                                  $        8,082
         5,000   EZAKI GLICO COMPANY LIMITED                                                                               52,360
        83,982   FOSTER'S GROUP LIMITED                                                                                   303,537
         5,500   FRASER & NEAVE HOLDINGS                                                                                   13,145
         3,000   FUJI OIL COMPANY LIMITED                                                                                  38,006
         1,000   FUJICCO COMPANY LIMITED                                                                                   12,412
        11,733   GENERAL MILLS INCORPORATED                                                                               741,174
           800   GENMAB A/S+                                                                                               35,734
         7,034   GLENMARK PHARMACEUTICALS LIMITED                                                                          45,536
         1,518   GREENE KING PLC                                                                                            9,180
           168   GREGGS PLC                                                                                                 8,263
        10,461   GROUPE DANONE                                                                                            602,954
        40,600   GRUPO BIMBO SAB DE CV                                                                                    188,945
        29,700   GRUPO MODELO SA DE CV                                                                                     75,420
         8,900   GUINNESS ANCHOR BHD                                                                                       12,287
        14,466   HANSEN NATURAL CORPORATION+<<                                                                            430,364
         2,248   HEINEKEN HOLDING NV                                                                                       58,408
        31,889   HERSHEY COMPANY                                                                                        1,148,004
           336   HITE BREWERY COMPANY LIMITED+                                                                             41,313
           328   HITE HOLDINGS COMPANY LIMITED                                                                              4,018
        15,093   HORMEL FOODS CORPORATION                                                                                 400,870
         3,900   HOUSE FOODS CORPORATION                                                                                   65,805
         4,350   INBEV NA                                                                                                  71,640
       250,924   INDOFOOD SUKSES MAKMUR TBK PT                                                                             20,406
         8,000   ITOHAM FOODS INCORPORATED                                                                                 29,708
        33,586   J SAINSBURY PLC                                                                                          148,860
         5,000   J-OIL MILLS INCORPORATED                                                                                  17,239
       521,200   JG SUMMIT HOLDINGS                                                                                        19,085
        25,531   JM SMUCKER COMPANY                                                                                     1,158,344
         3,100   KAGOME COMPANY LIMITED                                                                                    50,770
         2,750   KERRY GROUP PLC                                                                                           57,384
         9,000   KIKKOMAN CORPORATION                                                                                     101,510
        42,000   KIRIN BREWERY COMPANY LIMITED                                                                            511,554
         1,159   KONINKLIJKE WESSANEN NV                                                                                    6,614
        49,620   KRAFT FOODS INCORPORATED CLASS A                                                                       1,350,160
         7,100   KULIM (MALAYSIA) BERHAD                                                                                    9,510
             3   LINDT & SPRUENGLI AG                                                                                      73,910
            18   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                                          34,884
        12,212   LION NATHAN LIMITED                                                                                       69,880
            24   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                   12,211
            55   LOTTE CONFECTIONERY COMPANY LIMITED                                                                       45,832
        64,900   MANILA WATER COMPANY                                                                                      18,003
           836   MARTSON PLC                                                                                                1,363
         5,000   MARUDAI FOOD COMPANY LIMITED                                                                              13,401
        14,000   MARUHA NICHIRO HOLDINGS INCORPORATED                                                                      21,561
        21,404   MCCORMICK & COMPANY INCORPORATED                                                                         637,197
        15,000   MEIJI DAIRIES CORPORATION                                                                                 78,040
        17,000   MEIJI SEIKA KAISHA LIMITED                                                                                76,118
           600   MEITO SANGYO COMPANY LIMITED                                                                              10,670
         1,300   MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                                 11,699
         4,000   MITSUI SUGAR COMPANY LIMITED                                                                              14,956
         9,000   MORINAGA & COMPANY LIMITED                                                                                18,062
         9,000   MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                    30,367
         2,249   NESTLE INDIA LIMITED                                                                                      63,284
         2,000   NESTLE MALAYSIA BHD                                                                                       15,179
        84,088   NESTLE SA                                                                                              3,045,483
            15   NESTLE SA ADR                                                                                                544
        12,000   NICHIREI CORPORATION                                                                                      50,191
        10,693   NICHOLAS PIRAMAL INDIA LIMITED                                                                            45,665
         6,000   NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                           15,594
         7,000   NIPPON FLOUR MILLS COMPANY LIMITED                                                                        31,747
         9,000   NIPPON MEAT PACKERS INCORPORATED                                                                         112,879
        10,000   NISSHIN SEIFUN GROUP INCORPORATED                                                                        112,316

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
FOOD & KINDRED PRODUCTS (continued)
         4,500   NISSIN FOOD PRODUCTS COMPANY LIMITED                                                              $      160,071
        24,790   NORTHERN FOODS PLC                                                                                        20,111
         6,355   NORTHUMBRIAN WATER GROUP PLC                                                                              25,656
           631   NUTRECO HOLDING NV                                                                                        20,515
           764   OPG GROEP NV                                                                                               8,830
           260   ORION CORPORATION                                                                                         27,393
         3,453   OSEM INVESTMENT LIMITED                                                                                   39,721
        36,582   PARMALAT SPA                                                                                              59,307
        21,000   PEOPLES FOOD HOLDINGS LIMITED                                                                              8,634
        26,850   PEPSI BOTTLING GROUP INCORPORATED                                                                        485,717
        12,622   PEPSIAMERICAS INCORPORATED                                                                               211,545
        76,023   PEPSICO INCORPORATED                                                                                   4,310,504
         3,599   PERNOD-RICARD                                                                                            212,256
        32,700   PPB GROUP BHD                                                                                             77,322
         5,400   QP CORPORATION                                                                                            60,011
        25,492   RALCORP HOLDINGS INCORPORATED+                                                                         1,594,760
           255   REMY COINTREAU SA                                                                                          9,052
        10,826   RIDLEY CORPORATION LIMITED                                                                                 5,695
           600   RIKEN VITAMIN COMPANY LIMITED                                                                             17,254
        38,100   SAN MIGUEL CORPORATION                                                                                    33,220
         3,154   SAPUTO INCORPORATED                                                                                       58,492
         5,000   SHOWA SANGYO COMPANY LIMITED                                                                              14,983
        25,276   SMITHFIELD FOODS INCORPORATED+<<                                                                         172,130
        10,000   SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                                  35,620
         1,981   SODEXHO ALLIANCE SA                                                                                      100,018
           857   SUEDZUCKER AG                                                                                             10,812
         6,029   SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                    131,296
        10,163   TATE & LYLE PLC                                                                                           61,335
       205,000   THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                      28,533
        29,400   THAI UNION FROZEN PRODUCTS PCL                                                                            14,867
         4,000   THE NISSHIN OILLIO GROUP LIMITED                                                                          19,181
         8,758   TIGER BRANDS LIMITED                                                                                     119,481
       156,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                              181,514
         1,910   TONGAAT-HULETT                                                                                             9,636
        14,948   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                   387,901
         4,000   TOYO SUISAN KAISHA LIMITED                                                                                93,478
        13,800   TREEHOUSE FOODS INCORPORATED+<<                                                                          328,302
        57,350   TYSON FOODS INCORPORATED CLASS A                                                                         384,819
           600   UNICHARM PETCARE CORPORATION                                                                              19,639
        34,099   UNILEVER NV                                                                                              796,041
        28,760   UNILEVER PLC                                                                                             660,381
         5,468   UNITED BREWERIES LIMITED                                                                                   9,394
        18,387   VINA CONCHA Y TORO SA                                                                                     27,421
        30,000   VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                    11,295
        46,329   WILLIAM MORRISON SUPERMARKETS PLC                                                                        173,440
        38,930   WILMAR INTERNATIONAL LIMITED                                                                              72,242
         6,700   YAKULT HONSHA COMPANY LIMITED                                                                            123,156
         8,000   YAMAZAKI BAKING COMPANY LIMITED                                                                          106,210
                                                                                                                       34,677,061
                                                                                                                   --------------
FOOD MANUFACTURERS & PURVEYORS: 0.00%
         2,000   NAKAMURAYA COMPANY LIMITED                                                                                10,374
                                                                                                                   --------------
FOOD STORES: 0.58%
         9,700   AEON COMPANY M BHD                                                                                        10,510
        13,200   AJISEN CHINA HOLDINGS LIMITED                                                                              5,097
         3,381   ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                             33,396
       277,000   C.P. SEVEN ELEVEN PCL                                                                                     82,780
         4,000   CAFE DE CORAL HOLDINGS LIMITED                                                                             6,714
        13,048   CARREFOUR SA                                                                                             494,428
         1,010   CASINO GUICHARD PERRACHON SA                                                                              61,843

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
FOOD STORES (continued)
           275   COLRUYT SA                                                                                        $       59,376
         1,987   DELHAIZE GROUP                                                                                           119,588
       139,647   DISTRIBUCION Y SERVICIO D&S SA                                                                            39,327
           468   EMPIRE COMPANY LIMITED                                                                                    17,732
         1,000   GEORGE WESTON LIMITED                                                                                     44,791
           109   GUYENNE ET GASCOGNE SA                                                                                     7,169
        15,100   JOLLIBEE FOODS CORPORATION                                                                                11,964
         2,100   KAPPA CREATE COMPANY LIMITED                                                                              46,367
         2,100   KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                    34,780
           300   KESKO OYJ A SHARES                                                                                         8,491
         1,100   KESKO OYJ B SHARES                                                                                        27,001
         5,400   KFC HOLDINGS MALAYSIA BHD                                                                                 10,844
        22,829   KONINKLIJKE AHOLD NV+                                                                                    254,509
        22,800   KROGER COMPANY                                                                                           630,648
         2,100   LOBLAW COMPANIES LIMITED                                                                                  54,151
           392   LUMINAR GROUP HOLDINGS PLC                                                                                 1,090
         2,800   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                               51,497
         2,248   METRO AG                                                                                                  68,832
           500   MINISTOP COMPANY LIMITED                                                                                   9,693
         1,100   MOS FOOD SERVICES INCORPORATED                                                                            14,438
           800   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                             8,241
        12,695   PANERA BREAD COMPANY+<<                                                                                  564,166
         2,000   PLENUS COMPANY LIMITED                                                                                    30,455
        31,000   PRESIDENT CHAIN STORE CORPORATION                                                                         73,061
        12,307   RIPLEY CORPORATION SA                                                                                      5,311
         1,300   ROYAL HOLDINGS COMPANY LIMITED                                                                            13,567
        16,116   SAFEWAY INCORPORATED                                                                                     351,329
        37,880   SEVEN & I HOLDINGS COMPANY LIMITED                                                                     1,071,268
        23,782   SHOPRITE HOLDINGS LIMITED                                                                                107,458
           453   SLIGRO FOOD GROUP NV                                                                                       8,364
           300   ST. MARC HOLDINGS COMPANY LIMITED                                                                          7,936
        35,770   STARBUCKS CORPORATION+                                                                                   319,426
       172,528   TESCO PLC                                                                                                786,495
         1,000   WATAMI FOOD SERVICE COMPANY                                                                               22,224
         2,154   WETHERSPOON (J.D.) PLC                                                                                     9,956
        54,938   WOOLWORTHS LIMITED                                                                                       971,540
           400   YAOKO COMPANY LIMITED                                                                                     12,085
            37   YOSHINOYA D&C COMPANY LIMITED                                                                             37,941
         2,200   ZENSHO COMPANY LIMITED                                                                                    11,220
                                                                                                                        6,619,099
                                                                                                                   --------------
FOOTWEAR: 0.04%
         8,000   ASICS CORPORATION                                                                                         48,467
        34,264   CROCS INCORPORATED+<<                                                                                     43,515
         5,700   DECKERS OUTDOOR CORPORATION+<<                                                                           339,948
           750   NG2 SA                                                                                                    10,372
                                                                                                                          442,302
                                                                                                                   --------------
FORESTRY: 0.03%
         9,089   GUNNS LIMITED                                                                                              5,752
         5,700   SUMITOMO FORESTING                                                                                        37,661
         7,724   WEYERHAEUSER COMPANY                                                                                     290,577
                                                                                                                          333,990
                                                                                                                   --------------
FURNITURE & FIXTURES: 0.32%
         3,110   CERSANIT-KRASNYSTAW SA                                                                                    14,301
           480   DOREL INDUSTRIES INCORPORATED CLASS B                                                                      9,413
        18,565   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                     256,383
        20,561   FURNITURE BRANDS INTERNATIONAL INCORPORATED+<<                                                            67,029

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
FURNITURE & FIXTURES (continued)
        24,074   HERMAN MILLER INCORPORATED                                                                        $      354,129
        20,032   HNI CORPORATION<<                                                                                        267,427
         6,141   HOUSEWARES INTERNATIONAL LIMITED                                                                           2,341
         1,000   ITOKI CORPORATION                                                                                          3,025
        10,180   KINETIC CONCEPTS INCORPORATED+<<                                                                         220,295
        29,000   KINGBOARD LAMINATES HOLDINGS LIMITED                                                                       6,333
        34,624   LA-Z-BOY INCORPORATED<<                                                                                  113,913
        33,846   LEGGETT & PLATT INCORPORATED                                                                             494,152
        73,178   MASCO CORPORATION<<                                                                                      701,045
        56,019   NEWELL RUBBERMAID INCORPORATED                                                                           748,414
         5,775   NOBIA AB                                                                                                  10,461
         4,000   NORITAKE COMPANY LIMITED                                                                                  13,327
         3,000   OKAMURA CORPORATION                                                                                       14,523
         1,000   SANGETSU COMPANY LIMITED                                                                                  22,171
        16,944   SELECT COMFORT CORPORATION+<<                                                                              6,100
        42,100   TEMPUR-PEDIC INTERNATIONAL+<<                                                                            294,279
         4,800   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                 44,826
                                                                                                                        3,663,887
                                                                                                                   --------------
GAMING: 0.00%
           471   BWIN INTERACTIVE ENTERTAINMENT AG+                                                                         6,771
                                                                                                                   --------------
GAS DISTRIBUTION: 0.11%
         6,312   AYGAZ AS                                                                                                   7,294
        28,149   GAIL INDIA LIMITED                                                                                       111,398
        28,393   GAZ DE FRANCE                                                                                          1,139,368
                                                                                                                        1,258,060
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 1.03%
        34,533   99 CENTS ONLY STORES+<<                                                                                  372,266
         1,711   ARCANDOR AG                                                                                                3,956
         2,300   ASKUL CORPORATION                                                                                         37,352
         3,000   BELLUNA COMPANY LIMITED                                                                                    7,443
        33,600   BIG C SUPERCENTER PCL                                                                                     28,494
        35,814   BIG LOTS INCORPORATED+<<                                                                                 627,461
        12,633   BJ'S WHOLESALE CLUB INCORPORATED+                                                                        452,009
         2,100   CAWACHI LIMITED                                                                                           32,883
        97,030   CENCOSUD SA                                                                                              147,644
         2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                           54,581
        21,454   DAVID JONES LIMITED                                                                                       35,504
         1,900   DON QUIJOTE COMPANY LIMITED                                                                               40,985
        23,706   DSG INTERNATIONAL PLC                                                                                      4,284
        26,801   FAMILY DOLLAR STORES INCORPORATED                                                                        744,532
         3,600   FAMILYMART COMPANY LIMITED                                                                               146,782
        55,600   FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                             28,126
        31,395   FOOT LOCKER INCORPORATED<<                                                                               211,288
        23,953   FRED'S INCORPORATED                                                                                      275,460
        15,000   GOLDEN EAGLE RETAIL GROUP LIMITED                                                                          8,107
        42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                            60,926
           221   HELLENIC DUTY FREE SHOPS SA                                                                                1,398
        17,894   HOME RETAIL GROUP                                                                                         56,180
           989   HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                                  37,156
        24,000   INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                              6,237
         5,000   IZUMIYA COMPANY LIMITED                                                                                   29,227
        40,100   JCPENNEY COMPANY INCORPORATED                                                                            761,499
             7   JELMOLI HOLDING AG                                                                                        10,527
         3,400   LAWSON INCORPORATED                                                                                      170,188
        19,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                  13,810
        84,185   MACY'S INCORPORATED                                                                                      624,653
        33,879   MARKS & SPENCER GROUP PLC                                                                                118,297

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
GENERAL MERCHANDISE STORES (continued)
         1,800   MATSUYA COMPANY LIMITED                                                                           $       36,137
        14,000   NEW WORLD DEPARTMENT STORE CHINA LIMITED                                                                   6,011
         2,200   NISSEN COMPANY LIMITED                                                                                     8,912
        11,550   ORGANIZACION SORIANA SAB DE CV CLASS B                                                                    22,299
        21,773   PACIFIC BRANDS LIMITED                                                                                    10,650
           335   PANTALOON RETAIL INDUSTRIAL CLASS B+(a)                                                                       31
         3,200   PARCO COMPANY LIMITED                                                                                     26,661
        14,348   PICK'N PAY STORES LIMITED                                                                                 46,446
           290   RALLYE SA                                                                                                  5,222
       112,986   SACI FALABELLA                                                                                           272,853
        79,110   SAKS INCORPORATED+<<                                                                                     340,964
           655   SEARS CANADA INCORPORATED+                                                                                 8,896
         1,800   SENSHUKAI COMPANY LIMITED                                                                                 13,598
           980   SHINSEGAE COMPANY LIMITED                                                                                295,141
        12,000   SIAM MAKRO PLC                                                                                            20,975
         1,091   SONAE CAPITAL+                                                                                               783
         8,731   SONAE SGPS SA                                                                                              4,599
         2,200   SUGI PHARMACY COMPANY LIMITED                                                                             47,912
         2,400   SUNDRUG COMPANY LIMITED                                                                                   56,428
           600   TSURUHA HOLDINGS INCORPORATED                                                                             17,988
        22,122   UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                       17,146
            55   VALORA HOLDING AG                                                                                          6,876
       194,413   WAL-MART DE MEXICO SA DE CV SERIES V                                                                     530,283
        87,428   WAL-MART STORES INCORPORATED                                                                           4,885,477
         3,951   WAREHOUSE GROUP LIMITED                                                                                    7,900
        56,000   WUMART STORES INCORPORATED                                                                                45,400
                                                                                                                       11,884,843
                                                                                                                   --------------
HEALTH SERVICES: 1.27%
           602   ABENGOA SA                                                                                                 8,806
         2,189   ACIBADEM SAGLIK HIZMETLERI VE TICARET AS                                                                   8,932
        11,795   AMEDISYS INCORPORATED+<<                                                                                 458,708
        27,400   BANGKOK DUSIT MEDICAL SERVICES PCL                                                                        12,177
        82,500   BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                    36,517
            99   BASILEA PHARMACEUTICA+                                                                                     9,218
           184   BIOMERIEUX                                                                                                13,508
        57,733   BIOTON SA+                                                                                                 4,498
        28,900   BUMRUNGRAD HOSPITAL PCL                                                                                   15,346
        47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                               25,555
       702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                     19,345
           896   CML HEALTHCARE                                                                                            10,028
        19,208   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                   250,856
        12,585   COVANCE INCORPORATED+                                                                                    491,822
           936   CRUCELL NV+                                                                                               12,435
        20,606   DAVITA INCORPORATED+                                                                                   1,035,452
         2,136   DIVI'S LABORATORIES LIMITED                                                                               52,883
        24,938   EDWARDS LIFESCIENCES CORPORATION+                                                                      1,241,164
        21,000   ENZO BIOCHEM INCORPORATED+                                                                               106,890
        28,264   ENZON PHARMACEUTICALS INCORPORATED+<<                                                                    138,776
         3,948   FRESENIUS MEDICAL CARE AG & COMPANY                                                                      171,947
           576   FRESENIUS SE                                                                                              28,416
         2,580   GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                                   60,426
         2,897   GRIFOLS SA                                                                                                50,018
       145,453   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                      212,361
        16,726   HEALTHSCOPE LIMITED                                                                                       46,312
        38,571   HEALTHSOUTH REHABILITATION CORPORATION+<<                                                                379,539
        15,315   HEALTHWAYS INCORPORATED+                                                                                 123,898
        57,686   HUMAN GENOME SCIENCES INCORPORATED+                                                                       99,797
        25,272   IBA HEALTH GROUP LIMITED                                                                                   9,186
        24,004   INTERVAL LEISURE GROUP INCORPORATED+                                                                     127,221
        21,771   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                          1,379,411

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
HEALTH SERVICES (continued)
        33,407   LIFEPOINT HOSPITALS INCORPORATED+<<                                                               $      670,144
        14,700   LINCARE HOLDINGS INCORPORATED+                                                                           351,771
        17,206   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                   565,217
         2,000   MDS INCORPORATED+                                                                                         13,965
        22,118   MEDI-CLINIC CORPORATION                                                                                   39,805
        97,060   NETWORK HEALTHCARE HOLDINGS LIMITED                                                                       74,795
           950   NOVOZYMES A/S CLASS B                                                                                     67,130
        20,166   ODYSSEY HEALTHCARE INCORPORATED+                                                                         164,756
           315   ORPEA+                                                                                                     9,721
        35,065   PARKWAY HOLDINGS LIMITED                                                                                  30,044
        20,736   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    645,304
        12,313   PRIMARY HEALTH CARE LIMITED                                                                               34,746
        23,623   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                    597,662
         4,002   QIAGEN NV+                                                                                                63,201
         4,239   RAMSAY HEALTH CARE LIMITED                                                                                25,159
         1,773   RHOEN KLINIKUM AG                                                                                         33,564
        15,427   ROCHE HOLDING AG                                                                                       2,161,236
        11,720   RYMAN HEALTHCARE LIMITED                                                                                   9,458
        13,977   SONIC HEALTHCARE LIMITED                                                                                 123,418
         2,071   SOUTHERN CROSS HEALTHCARE LIMITED                                                                          3,205
        18,838   SUNRISE SENIOR LIVING INCORPORATED+<<                                                                     14,317
             2   TAKARA BIO INCORPORATED+                                                                                   3,848
       290,734   TENET HEALTHCARE CORPORATION+                                                                            351,788
         8,976   UNIVERSAL HEALTH SERVICES CLASS B                                                                        333,458
        48,196   VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                                 938,858
         1,115   VALLOUREC SA                                                                                             119,036
        21,476   WATSON PHARMACEUTICALS INCORPORATED+<<                                                                   510,055
         2,266   ZELTIA SA                                                                                                 10,878
                                                                                                                       14,607,987
                                                                                                                   --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.23%
         4,673   ABB LIMITED INDIA                                                                                         41,262
           560   ACCIONA SA                                                                                                50,941
         3,616   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                               143,411
         2,240   AUTOSTRADA TORINO-MILANO SPA                                                                              16,466
        17,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                               66,224
         8,455   CIA DE CONCESSOES RODOVIARIAS                                                                             82,507
         6,390   DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                  66,299
           676   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                  24,694
        27,659   FOSTER WHEELER LIMITED+                                                                                  615,689
        14,698   GMR INFRASTRUCTURE LIMITED+                                                                               15,936
         1,360   GRUPO FERROVIAL SA                                                                                        34,286
         2,180   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                    29,669
         2,540   HELLENIC TECHNODOMIKI TEV SA                                                                              11,782
        28,000   HITACHI ZOSEN CORPORATION+                                                                                22,959
        31,500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                   16,972
         3,318   HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                 349,046
         8,699   LANCO INFRATECH LIMITED+                                                                                  19,684
        43,637   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                    425,461
         1,000   NAMURA SHIPBUILDING COMPANY LIMITED                                                                        2,343
       136,500   PLUS EXPRESSWAYS BHD                                                                                     104,849
        12,830   SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                 174,851
         4,000   SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                    6,144
         7,789   SKANSKA AB                                                                                                57,567
        14,631   TECHNICAL OLYMPIC SA                                                                                       4,672
       335,000   TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                                       1,396
        41,989   UNITECH LIMITED                                                                                           19,677
         5,874   VINCI SA                                                                                                 237,037
         2,919   VT GROUP PLC                                                                                              22,695
                                                                                                                        2,664,519
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.55%
         7,748   3I GROUP PLC                                                                                      $       49,278
        51,006   ABB LIMITED                                                                                              661,166
       111,000   ABOITIZ POWER CORPORATION                                                                                  8,177
           372   ACKERMANS & VAN HAAREN NV                                                                                 21,117
        10,741   ADANI ENTERPRISES LIMITED                                                                                 65,388
         7,423   ADCOCK INGRAM HOLDINGS LIMITED+                                                                           26,511
         7,599   AFFILIATED MANAGERS GROUP INCORPORATED+                                                                  212,772
           445   AFRICA ISRAEL INVESTMENTS LIMITED                                                                          4,940
        23,332   ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS                          33,082
         3,760   ALCON INCORPORATED                                                                                       300,010
        14,405   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                           637,853
         6,000   ALLIED GROUP LIMITED                                                                                       8,156
         3,479   AMALGAMATED HOLDINGS                                                                                       9,395
        13,668   ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                107,999
       110,570   ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                               1,588,891
         9,006   ANTARCHILE SA                                                                                             84,555
         1,668   ARC ENERGY TRUST                                                                                          26,549
        14,340   ASHMORE GROUP PLC                                                                                         24,685
        14,484   ASPEN INSURANCE HOLDINGS LIMITED                                                                         266,940
        19,750   ASPEN PHARMACARE HOLDINGS LIMITED                                                                         73,846
        14,854   AVALONBAY COMMUNITIES INCORPORATED<<                                                                     901,192
           997   AVEVA GROUP PLC                                                                                            8,078
        12,914   AYALA CORPORATION CLASS A                                                                                 51,339
       104,259   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                       5,175
        33,620   BABCOCK & BROWN WIND PARTNERS                                                                             20,824
        13,404   BARLOWORLD LIMITED                                                                                        59,858
        20,000   BEIJING ENTERPRISES HOLDINGS LIMITED                                                                      70,928
        48,546   BIOMED REALTY TRUST INCORPORATED                                                                         452,449
           400   BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                     7,837
         4,786   BODYCOTE PLC                                                                                               7,673
            98   BOLLORE INVESTISSEMENT                                                                                    10,134
         5,789   BOSTON PROPERTIES INCORPORATED                                                                           309,133
        15,300   BRADESPAR SA                                                                                             126,512
        22,505   BRE PROPERTIES INCORPORATED<<                                                                            660,747
        10,650   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                 155,516
        10,466   CAMDEN PROPERTY TRUST                                                                                    277,035
           491   CANADIAN REAL ESTATE INVESTMENT TRUST                                                                      9,035
        39,648   CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                               161,367
           869   CI FINANCIAL INCOME FUND                                                                                   9,677
        41,400   CITIC RESOURCES HOLDINGS LIMITED+                                                                          3,138
         2,926   CLAL INDUSTRIES AND INVESTMENTS+                                                                           5,799
           832   CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                                 5,091
         2,704   CLOSE BROTHERS GROUP PLC                                                                                  19,905
        25,020   COLONIAL PROPERTIES TRUST<<                                                                              141,863
        64,286   CONNECTEAST GROUP                                                                                         22,507
           549   CORPORATION FINANCIERA ALBA                                                                               17,534
        17,586   COUSINS PROPERTIES INCORPORATED                                                                          189,577
         1,000   D CARNEGIE & COMPANY AB                                                                                    2,190
        61,000   DAIWA SECURITIES GROUP INCORPORATED                                                                      312,807
       105,541   DCT INDUSTRIAL TRUST INCORPORATED<<                                                                      472,824
           327   DEERFIELD CAPITAL CORPORATION                                                                              1,020
           181   DELEK GROUP LIMITED                                                                                        7,422
        24,121   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                              115,781
        54,863   DIAMONDROCK HOSPITALITY<<                                                                                204,090
        30,006   DIGITAL REALITY TRUST INCORPORATED<<                                                                     820,964
        31,006   DOGAN SIRKETLER GRUBU HOLDINGS+                                                                           22,847
         7,934   DOGAN YAYIN HOLDING+                                                                                       3,486
         1,100   DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                                  19,752
        29,213   DUKE REALTY CORPORATION<<                                                                                239,839
        11,000   E-REVOLUTION COMPANY LIMITED+                                                                              1,038
        30,069   EMECO HOLDINGS LIMITED                                                                                    10,275
        35,004   EMPRESAS COPEC SA                                                                                        267,641
         8,852   EQSTRA HOLDINGS LIMITED+                                                                                   6,854

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
        10,084   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                          $      348,906
        10,000   EQUITY RESIDENTIAL                                                                                       304,300
        11,531   ESSEX PROPERTY TRUST INCORPORATED<<                                                                      997,086
           848   EURAZEO                                                                                                   44,107
        12,687   EXTERRAN HOLDINGS INCORPORATED+<<                                                                        222,657
        40,000   FELCOR LODGING TRUST INCORPORATED                                                                         67,600
           970   FIBI HOLDINGS LIMITED                                                                                      6,127
           158   FIMALAC                                                                                                    5,922
           439   FINANCIERE DE TUBIZE                                                                                       7,353
        72,600   FIRST GEN CORPORATION                                                                                     17,612
        43,290   FRANKLIN STREET PROPERTIES CORPORATION<<                                                                 548,917
           956   GAGFAH SA                                                                                                  2,830
         3,047   GEA GROUP AG                                                                                              47,035
        10,922   GEMINA SPA                                                                                                 5,085
        49,100   GENERAL GROWTH PROPERTIES INCORPORATED+<<                                                                 67,758
       150,600   GENTING BHD                                                                                              170,155
           145   GIMV NV                                                                                                    5,404
       261,440   GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                               37,782
        23,655   GOODMAN PROPERTY TRUST                                                                                    13,410
         2,000   GREAT EASTERN HOLDINGS LIMITED                                                                            11,168
        32,606   GRUPO CARSO SA DE CV+                                                                                     78,781
         2,970   GS HOLDINGS CORPORATION                                                                                   44,098
        86,000   GUANGZHOU INVESTMENT COMPANY LIMITED                                                                       5,312
           971   H&R REAL ESTATE INVESTMENT                                                                                 5,128
        28,221   HACI OMER SABANCI HOLDING AS                                                                              56,437
        51,346   HCP INCORPORATED<<                                                                                     1,061,322
        14,788   HENDERSON GROUP PLC                                                                                       12,509
        33,600   HKR INTERNATIONAL LIMITED                                                                                  6,057
        14,456   HOME PROPERTIES INCORPORATED<<                                                                           563,784
        18,209   HOSPITALITY PROPERTIES TRUST                                                                             208,675
       107,100   HOST HOTELS & RESORTS INCORPORATED                                                                       805,392
       138,572   HRPT PROPERTIES TRUST                                                                                    382,459
         5,000   HUFVUDSTADEN AB                                                                                           28,645
         2,714   HUNTING PLC                                                                                               17,246
        10,473   ICAP PLC                                                                                                  47,440
           251   IDB DEVELOPMENT CORPORATION LIMITED                                                                        1,587
         5,448   IG GROUP HOLDINGS PLC                                                                                     18,852
        13,084   IMPERIAL HOLDING LIMITED                                                                                  65,647
       134,610   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                          99,030
         3,200   INDUSTRIVARDEN AB CLASS A                                                                                 19,871
         2,400   INDUSTRIVARDEN AB CLASS C                                                                                 13,300
        11,580   INFRATIL LIMITED                                                                                          10,858
         4,745   INVERCAP SA                                                                                               22,271
         8,650   INVESTEC PLC                                                                                              35,576
        96,123   INVESTIMENTOS ITAU SA                                                                                    345,319
         8,121   INVESTOR AB                                                                                              114,691
         4,600   INVESTOR AB A SHARES                                                                                      62,610
        10,000   IOI PROPERTIES BHD                                                                                         6,829
        25,987   ISTAR FINANCIAL INCORPORATED<<                                                                            35,082
           518   ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                      3,098
        20,800   J FRONT RETAILING COMPANY LIMITED                                                                         82,205
         1,400   JAFCO COMPANY LIMITED                                                                                     38,168
         3,000   JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                      2,191
        13,084   JARDINE MATHESON HOLDINGS LIMITED                                                                        232,895
        15,075   JM FINANCIAL LIMITED                                                                                       6,572
        44,002   KIMCO REALTY CORPORATION<<                                                                               622,628
         1,586   KKR FINANCIAL CORPORATION                                                                                  1,554
       157,800   KNM GROUP BHD                                                                                             23,424
        24,519   KOC HOLDING AS                                                                                            39,996
        10,357   LG CORPORATION                                                                                           293,502
        18,603   LIBERTY PROPERTY TRUST                                                                                   355,689
        26,000   LION DIVERSIFIED HOLDINGS BHD                                                                              2,488
        13,718   MACERICH COMPANY<<                                                                                       184,644

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
        13,171   MACK-CALI REALTY CORPORATION<<                                                                    $      249,854
        22,890   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                             12,270
       106,235   MACQUARIE INFRASTRUCTURE GROUP                                                                           122,908
         6,568   MACQUARIE LEISURE TRUST GROUP                                                                              4,808
         3,300   MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                 64,994
        20,400   METROPOLITAN BANK & TRUST COMPANY                                                                         10,295
        12,426   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           460,135
        10,202   MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED                                                               9,262
         4,072   MITIE GROUP                                                                                               13,345
           440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED<<                                                              2,411
         1,057   MLP AG                                                                                                    13,080
       109,200   MMC CORPORATION BHD                                                                                       40,784
       222,700   MULPHA INTERNATIONAL BHD+                                                                                 23,699
        42,700   MULTI-PURPOSE HOLDINGS BHD                                                                                12,032
        18,304   MURRAY & ROBERTS HOLDINGS LIMITED                                                                         89,712
        44,860   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                601,573
         1,128   NATIONALE A PORTEFEUILLE                                                                                  58,242
        33,905   NEWCASTLE INVESTMENT CORPORATION<<                                                                        60,690
             3   NIPPON ACCOMMODATIONS FUND INCORPORATED                                                                   13,183
           742   NPIL RESEARCH & DEVELOPMEN+                                                                                  874
        30,627   PAMPA CALICHERA (SOCD INVER)                                                                              23,186
           555   PARGESA HOLDING SA                                                                                        42,908
         4,930   PETROBRAS ENERGIA PARTICIPACIONES SA                                                                      32,785
        19,100   POST PROPERTIES INCORPORATED                                                                             299,488
         1,374   PREMIER INVESTMENTS LIMITED                                                                                3,161
         6,265   PUBLIC STORAGE INCORPORATED CLASS D                                                                      437,861
        39,104   RAIT FINANCIAL TRUST<<                                                                                    92,676
         2,500   RATOS AB B SHARES                                                                                         39,967
        63,691   REALTY INCORPORATEDOME CORPORATION                                                                     1,285,921
        16,312   REDWOOD TRUST INCORPORATED                                                                               212,872
        13,320   REGENCY CENTERS CORPORATION                                                                              474,325
        28,460   REMGRO LIMITED                                                                                           209,290
         1,117   RHJ INTERNATIONAL+                                                                                         5,712
         1,046   SBI HOLDINGS INCORPORATED                                                                                163,587
         2,049   SCHRODERS PLC                                                                                             26,809
        19,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                      36,182
         8,005   SIEMENS INDIA LIMITED                                                                                     36,286
       176,840   SIME DARBY BHD                                                                                           286,292
        10,898   SIMON PROPERTY GROUP INCORPORATED<<                                                                      517,655
       123,500   SINO-OCEAN LAND HOLDINGS LIMITED                                                                          42,589
        10,894   SL GREEN REALTY CORPORATION<<                                                                            206,550
        10,806   SM INVESTMENTS CORPORATION                                                                                40,594
           313   SOFINA SA                                                                                                 19,534
        31,200   SOFTBANK CORPORATION                                                                                     426,520
            52   SONY FINANCIAL HOLDINGS INCORPORATED                                                                     154,293
        47,957   STRATEGIC HOTEL & RESORTS INCORPORATED+                                                                   47,957
         1,028   STX CORPORATION                                                                                           10,421
        16,799   SUN HUNG KAI PROPERTIES LIMITED                                                                          131,872
         4,109   SUN INTERNATIONAL LIMITED                                                                                 34,094
        29,556   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                    140,982
        47,500   SWIRE PACIFIC LIMITED B SHARES                                                                            61,625
         5,130   TAKEFUJI CORPORATION                                                                                      35,963
        23,156   TAUBMAN CENTERS INCORPORATED                                                                             552,039
        26,000   TCC INTERNATIONAL HOLDINGS LIMITED+                                                                        5,159
         4,886   TEKFEN HOLDING AS                                                                                         11,008
           163   THE ISRAEL CORPORATION LIMITED                                                                            36,578
        11,000   TOP GLOVE CORPORATION BHD                                                                                 11,184
        25,772   UDR INCORPORATED                                                                                         389,930
       216,000   UNITED ENERGY GROUP LIMITED+                                                                               8,521
        25,000   VALUE PARTNERS GROUP LIMITED                                                                               4,911
        28,659   VENTAS INCORPORATED                                                                                      658,584
        55,627   VIRGIN MEDIA INCORPORATED<<                                                                              263,116
           200   VORNADO REALTY TRUST<<                                                                                    10,690

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       292,000   WANT WANT CHINA HOLDINGS LIMITED                                                                  $      118,966
         4,884   WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                             27,454
       147,915   WATERLAND FINANCIAL HOLDINGS                                                                              23,167
        15,481   WEINGARTEN REALTY INVESTORS                                                                              220,759
           659   WENDEL INVESTISSEMENT                                                                                     30,190
       113,203   YTL POWER INTERNATIONAL BHD                                                                               57,835
                                                                                                                       29,299,338
                                                                                                                   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.22%
           900   AMER SPORTS OYJ                                                                                            6,323
         8,000   BEST DENKI COMPANY LIMITED                                                                                23,210
       100,996   CIRCUIT CITY STORES INCORPORATED+<<                                                                       22,219
         8,178   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                                6,193
           570   FOURLIS HOLDINGS SA                                                                                        4,176
        10,092   GALIFORM PLC                                                                                               2,586
         4,347   GAME GROUP PLC                                                                                            10,497
         5,154   JB HI-FI LIMITED                                                                                          28,257
         8,526   JD GROUP LIMITED                                                                                          25,854
         2,000   JOSHIN DENKI COMPANY LIMITED                                                                              16,492
         1,600   K'S HOLDINGS CORPORATION                                                                                  25,201
         3,900   KOKUYO COMPANY LIMITED                                                                                    28,386
        95,310   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                         1,157,339
         1,400   NAFCO COMPANY LIMITED                                                                                     16,832
         1,900   NITORI COMPANY LIMITED                                                                                   135,060
        51,819   PIER 1 IMPORTS INCORPORATED+<<                                                                            46,119
         6,700   PIONEER CORPORATION                                                                                       14,992
        25,608   RADIOSHACK CORPORATION                                                                                   252,239
         3,800   SHIMANO INCORPORATED                                                                                     140,734
         8,586   THOMSON                                                                                                    9,132
        13,000   TOTO LIMITED                                                                                              80,215
        16,703   WILLIAMS-SONOMA INCORPORATED<<                                                                           117,088
         1,800   XEBIO COMPANY LIMITED                                                                                     34,743
         4,090   YAMADA DENKI COMPANY LIMITED                                                                             212,082
         8,800   YAMAHA CORPORATION                                                                                        81,259
                                                                                                                        2,497,228
                                                                                                                   --------------
HOTELS: 0.00%
         4,033   WOTIF.COM HOLDINGS LIMITED                                                                                 9,056
                                                                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.19%
         6,000   ASSOCIATED INTERNATIONAL HOTELS+                                                                           7,630
        13,000   BANYAN TREE HOLDINGS LIMITED                                                                               3,451
        33,887   BOYD GAMING CORPORATION+<<                                                                               149,103
        16,983   EGYPTIAN FOR TOURISM RESORTS+                                                                              5,917
        18,345   EIH LIMITED                                                                                               35,812
         3,200   FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                  24,117
         2,000   FUJITA KANKO INCORPORATED                                                                                 12,540
        18,065   GAYLORD ENTERTAINMENT COMPANY+<<                                                                         166,017
        22,433   HONGKONG & SHANGHAI HOTELS LIMITED                                                                        16,442
           450   IMPERIAL HOTEL LIMITED                                                                                     9,959
        33,173   INDIAN HOTELS COMPANY LIMITED                                                                             26,796
         4,460   INTERCONTINENTAL HOTELS GROUP PLC                                                                         36,427
        29,000   KLCC PROPERTY HOLDINGS BHD                                                                                21,937
        13,598   LAS VEGAS SANDS CORPORATION+<<                                                                            70,302
        15,309   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              257,038
         2,220   MILLENNIUM & COPTHORNE HOTELS PLC                                                                          6,742
        72,600   MINOR INTERNATIONAL PCL                                                                                   13,202
           996   NH HOTELES SA+                                                                                             5,542
         5,985   ORASCOM HOTELS & DEVELOPMENT+                                                                             24,176
         1,136   ORBIS SA                                                                                                  13,069

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
        18,719   ORIENT EXPRESS HOTELS LIMITED CLASS A+                                                            $      128,225
        74,000   SHANGRI-LA ASIA LIMITED                                                                                   96,206
        14,533   SINO HOTELS HOLDINGS LIMITED                                                                               4,894
        19,987   SKY CITY ENTERTAINMENT GROUP LIMITED                                                                      34,792
        33,201   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       559,769
        11,179   TUI TRAVEL PLC                                                                                            36,665
        13,552   VAIL RESORTS INCORPORATED+<<                                                                             294,756
        36,065   WYNDHAM WORLDWIDE CORPORATION                                                                            172,391
                                                                                                                        2,233,917
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.79%
        23,800   3M COMPANY                                                                                             1,592,934
        83,500   A-MAX HOLDINGS LIMITED+                                                                                    1,915
        25,093   ACTUANT CORPORATION CLASS A                                                                              450,168
        20,948   ADVANTECH COMPANY LIMITED                                                                                 26,315
        17,602   AGCO CORPORATION+                                                                                        433,361
         2,700   AIDA ENGINEERING LIMITED                                                                                  10,014
         4,141   ALSTOM RGPT                                                                                              221,929
        17,000   AMADA COMPANY LIMITED                                                                                     78,408
           638   ANDRITZ AG                                                                                                14,806
        42,488   APPLE INCORPORATED+                                                                                    3,937,363
        66,481   APPLIED MATERIALS INCORPORATED                                                                           636,888
         2,000   ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                                  12,310
         7,175   ASTEC INDUSTRIES INCORPORATED+                                                                           217,044
        13,108   ATLAS COPCO AB CLASS A                                                                                    92,381
         8,687   ATLAS COPCO AB CLASS B                                                                                    54,338
        65,762   AXCELIS TECHNOLOGIES INCORPORATED+                                                                        38,800
        15,033   BAKER HUGHES INCORPORATED                                                                                523,599
     5,945,000   BAKRIE & BROTHERS PT+                                                                                     29,169
        76,032   BENQ CORPORATION                                                                                          14,251
        11,153   BLACK BOX CORPORATION                                                                                    273,025
           826   BNK PETROLEUM INCORPORATED+                                                                                   97
           150   BOBST GROUP AG                                                                                             4,541
        30,355   BRIGGS & STRATTON CORPORATION                                                                            427,398
        76,030   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             244,817
        42,498   BROOKS AUTOMATION INCORPORATED+                                                                          164,042
            80   BUCHER INDUSTRIES AG                                                                                       6,685
        14,247   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                               278,244
        42,938   CAMERON INTERNATIONAL CORPORATION+                                                                       905,992
         3,700   CANON FINETECH INCORPORATED                                                                               37,098
         2,869   CAP GEMINI SA                                                                                             92,517
         2,500   CAPCOM COMPANY LIMITED                                                                                    50,764
        12,200   CASIO COMPUTER COMPANY LIMITED                                                                            69,161
        30,740   CATCHER TECHNOLOGY COMPANY LIMITED                                                                        53,106
         6,000   CHEN HSONG HOLDINGS                                                                                        1,039
        29,832   CHICONY ELECTRONICS COMPANY LIMITED                                                                       25,977
        21,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                            8,765
         3,000   CHUGAI RO COMPANY LIMITED                                                                                  9,125
        36,046   CIRRUS LOGIC INCORPORATED+                                                                               152,114
         2,400   CKD CORPORATION                                                                                            7,445
        28,350   CLEVO COMPANY+                                                                                            18,585
         1,555   CRANE GROUP LIMITED                                                                                        8,182
        13,640   CROMPTON GREAVES LIMITED                                                                                  32,473
        36,070   CUMMINS INCORPORATED                                                                                     922,671
         8,000   DAIHEN CORPORATION                                                                                        23,352
         1,169   DASSAULT SYSTEMES SA                                                                                      45,401
        21,100   DEERE & COMPANY                                                                                          734,491
       137,403   DELTA ELECTRONICS INCORPORATED                                                                           267,781
        13,069   DIEBOLD INCORPORATED                                                                                     365,932
         1,100   DISCO CORPORATION                                                                                         20,993
        31,022   DONALDSON COMPANY INCORPORATED                                                                         1,061,573
         3,000   DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                   107,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         6,060   DOOSAN INFRACORE COMPANY LIMITED                                                                  $       53,831
        38,900   DOVER CORPORATION                                                                                      1,160,387
        15,660   DRESSER RAND GROUP INCORPORATED+                                                                         261,679
        13,368   DRIL-QUIP INCORPORATED+                                                                                  263,082
            34   EACCESS LIMITED                                                                                           17,321
        33,700   EATON CORPORATION                                                                                      1,561,658
        16,000   EBARA CORPORATION                                                                                         30,274
       102,920   EMC CORPORATION+                                                                                       1,087,864
        36,459   EMULEX CORPORATION+                                                                                      259,953
        74,246   ENTEGRIS INCORPORATED+                                                                                   103,202
        11,090   FLOWSERVE CORPORATION                                                                                    558,160
        24,721   FMC TECHNOLOGIES INCORPORATED+                                                                           679,086
        90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                         14,171
        48,660   FOXCONN TECHNOLOGY COMPANY LIMITED                                                                       101,453
        30,000   FUJI HEAVY INDUSTRIES LIMITED                                                                             90,774
         1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                11,571
         1,100   FUJI SOFT INCORPORATED                                                                                    21,476
        90,000   FUJITSU LIMITED                                                                                          390,564
        10,000   FURUKAWA COMPANY LIMITED                                                                                  10,084
        30,117   GAMESTOP CORPORATION CLASS A+                                                                            658,056
        24,051   GARDNER DENVER INCORPORATED+                                                                             595,262
           689   GILDEMEISTER AG                                                                                            5,200
       119,615   HEWLETT-PACKARD COMPANY                                                                                4,220,017
         3,200   HEXAGON AB                                                                                                17,132
        49,370   HIGH TECH COMPUTER CORPORATION                                                                           491,537
         1,000   HISAKA WORKS LIMITED                                                                                      12,059
         4,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                            47,027
         5,000   HITACHI KOKI COMPANY LIMITED                                                                              37,192
       150,000   HITACHI LIMITED                                                                                          697,222
           900   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                              13,196
       413,900   HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                               805,805
         4,000   HOSOKAWA MICRON CORPORATION                                                                               16,339
        36,868   IDEX CORPORATION                                                                                         847,964
         2,232   INDRA SISTEMAS SA                                                                                         45,583
        11,672   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   183,017
        65,746   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            5,364,874
       142,840   INVENTEC COMPANY LIMITED                                                                                  36,713
         8,000   ISEKI & COMPANY LIMITED                                                                                   15,756
         3,706   IT HOLDINGS CORPORATION                                                                                   48,603
         1,300   ITOCHU TECHNO-SCIENCE CORPORATION                                                                         33,377
        52,000   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                          8,679
        20,560   JOY GLOBAL INCORPORATED                                                                                  478,842
        12,356   KAYDON CORPORATION                                                                                       381,183
         5,000   KITZ CORPORATION                                                                                          15,221
        44,730   KOMATSU LIMITED                                                                                          537,834
         4,400   KONAMI CORPORATION                                                                                        99,367
        48,865   KUBOTA CORPORATION                                                                                       285,449
        32,759   KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                                46,190
        24,053   LAM RESEARCH CORPORATION+                                                                                485,871
        20,594   LARSEN & TOUBRO LIMITED                                                                                  303,762
       178,000   LENOVO GROUP LIMITED                                                                                      41,436
        19,100   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    500,038
        11,810   LG PHILLIPS LCD COMPANY LIMITED                                                                          161,629
        98,882   LITE-ON TECHNOLOGY CORPORATION                                                                            70,473
         3,810   LOGITECH INTERNATIONAL SA+                                                                                49,736
         2,251   MAHARASHTRA SEAMLESS LIMITED                                                                               5,731
         4,000   MAKINO MILLING MACHINE COMPANY LIMITED                                                                     9,776
         2,015   MAN AG                                                                                                    91,266
        23,615   MANITOWOC COMPANY INCORPORATED                                                                           186,086
         1,000   MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                1,500
         2,000   MAX COMPANY LIMITED                                                                                       20,727

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         8,000   MEIDENSHA CORPORATION                                                                             $       16,298
         1,400   MEITEC CORPORATION                                                                                        28,557
         2,000   MELCO HOLDINGS INCORPORATED                                                                               20,542
         2,085   METSO OYJ                                                                                                 25,193
        36,213   MICROS SYSTEMS INCORPORATED+                                                                             602,946
         3,400   MISUMI GROUP INCORPORATED                                                                                 49,227
        10,277   MISYS PLC                                                                                                 15,328
        62,132   MITAC INTERNATIONAL CORPORATION                                                                           21,719
        97,000   MITSUBISHI ELECTRIC CORPORATION                                                                          523,693
         6,300   MITSUI HIGH-TEC INCORPORATED                                                                              34,343
         3,000   MIURA COMPANY LIMITED                                                                                     66,133
           500   MODEC INCORPORATED                                                                                         7,017
        19,026   MODINE MANUFACTURING COMPANY                                                                              91,515
         3,400   MORI SEIKI COMPANY LIMITED                                                                                26,300
         4,000   NABTESCO CORPORATION                                                                                      25,232
         8,000   NACHI-FUJIKOSHI CORPORATION                                                                               16,467
        20,059   NATIONAL OILWELL VARCO INCORPORATED+                                                                     567,469
           601   NCSOFT CORPORATION                                                                                        17,964
           149   NEC CORPORATION ADR(a)                                                                                       641
           897   NEOPOST SA                                                                                                64,302
            17   NET ONE SYSTEMS COMPANY LIMITED                                                                           29,193
           900   NETUREN COMPANY LIMITED                                                                                    5,434
         2,900   NIHON UNISYS LIMITED                                                                                      26,896
         2,000   NIPPON THOMPSON COMPANY LIMITED                                                                            7,418
           700   NITTO KOHKI COMPANY LIMITED                                                                               12,313
         5,600   NOMURA RESEARCH INSTITUTE LIMITED                                                                        105,480
        13,870   NORDSON CORPORATION<<                                                                                    450,082
        34,477   NUANCE COMMUNICATIONS INCORPORATED+                                                                      316,499
           270   OBIC COMPANY LIMITED                                                                                      42,478
         1,107   OCE NV                                                                                                     4,901
        21,766   OIL STATES INTERNATIONAL INCORPORATED+                                                                   466,228
         1,080   OILES CORPORATION                                                                                         14,631
         1,500   OKAYA & COMPANY LIMITED                                                                                   16,278
         1,500   ORACLE CORPORATION JAPAN                                                                                  62,495
         1,000   ORGANO CORPORATION                                                                                         6,168
         3,095   ORMAT INDUSTRIES                                                                                          19,702
           900   OTSUKA CORPORATION                                                                                        40,789
           679   OUTOTEC OYJ                                                                                                9,573
        63,484   PALM INCORPORATED+<<                                                                                     151,727
        33,200   PARKER HANNIFIN CORPORATION                                                                            1,363,856
           956   PASON SYSTEMS INCORPORATED                                                                                 8,996
        20,135   PENTAIR INCORPORATED                                                                                     500,556
        42,700   PITNEY BOWES INCORPORATED                                                                              1,055,117
           588   PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                    5,214
       124,567   QUANTUM CORPORATION+                                                                                      14,948
         1,108   RAMIRENT OYJ                                                                                               3,765
         3,700   RISO KAGAKU CORPORATION                                                                                   39,993
       119,000   RITEK CORPORATION                                                                                         14,407
         8,000   RYOBI LIMITED                                                                                             17,972
        26,494   SAGE GROUP PLC                                                                                            67,980
        44,384   SANDISK CORPORATION+                                                                                     355,072
        98,000   SANYO ELECTRIC COMPANY LIMITED+                                                                          155,502
         1,100   SATO CORPORATION                                                                                          12,246
           292   SCHINDLER HOLDING SA                                                                                      11,812
        12,703   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                    190,672
        97,219   SEAGATE TECHNOLOGY HOLDINGS                                                                              409,292
           668   SHAW INDUSTRIES LIMITED CLASS A                                                                            9,415
        21,000   SHIHLIN ELECTRIC                                                                                          17,968
           900   SHIMA SEIKI MANUFACTURING LIMITED                                                                         17,079
         5,791   SIMS GROUP LIMITED                                                                                        52,140
         1,900   SINTOKOGIO LIMITED                                                                                        11,918
           976   SKF AB                                                                                                     7,876
         2,600   SMC CORPORATION                                                                                          232,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        10,477   SMITH INTERNATIONAL INCORPORATED                                                                  $      306,344
       118,500   SONUS NETWORKS INCORPORATED+<<                                                                           183,675
         1,061   SPIRAX-SARCO ENGINEERING PLC                                                                              14,703
        10,400   SPX CORPORATION                                                                                          388,128
         7,500   STANLEY ELECTRIC COMPANY LIMITED                                                                          90,564
        15,730   STANLEY WORKS                                                                                            500,057
           750   SULZER AG                                                                                                 40,235
        28,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                        105,206
         4,000   TADANO LIMITED                                                                                            20,643
        14,827   TATA CONSULTANCY SERVICES LIMITED                                                                        167,248
         1,665   TATA TEA LIMITED                                                                                          17,786
         5,600   TDK CORPORATION                                                                                          189,675
        35,627   TERADATA CORPORATION+                                                                                    478,471
        18,047   TEREX CORPORATION                                                                                        257,350
         2,505   THERMAX INDIA LIMITED                                                                                      8,701
         5,500   THK COMPANY LIMITED                                                                                       55,215
           760   TIETOENATOR OYJ                                                                                            7,939
        15,303   TIMKEN COMPANY                                                                                           222,047
        12,000   TORI HOLDINGS COMPANY LIMITED                                                                                625
        16,899   TORO COMPANY<<                                                                                           480,608
       145,000   TOSHIBA CORPORATION                                                                                      531,148
         3,000   TOSHIBA MACHINE COMPANY LIMITED                                                                            9,612
        32,000   TPV TECHNOLOGY LIMITED                                                                                     5,825
         4,500   TREND MICRO INCORPORATED                                                                                 131,303
        11,000   TSUBAKIMOTO CHAIN COMPANY                                                                                 26,567
         2,000   UCHIDA YOKO COMPANY LIMITED                                                                                7,352
           500   UNION TOOL COMPANY                                                                                        10,786
        24,876   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                 1,003,995
        29,235   VERIFONE HOLDINGS INCORPORATED+<<                                                                        120,156
        11,029   WATSCO INCORPORATED<<                                                                                    433,881
         5,496   WEIR GROUP PLC                                                                                            29,008
        44,281   WESTERN DIGITAL CORPORATION+                                                                             540,228
           528   WINCOR NIXDORF AG                                                                                         19,427
        71,151   WISTRON CORPORATION                                                                                       47,331
        25,191   WOODWARD GOVERNOR COMPANY                                                                                535,057
         2,900   YAMAZEN CORPORATION                                                                                        8,925
        73,500   YIEH PHUI ENTERPRISE                                                                                      19,473
         2,467   ZARDOYA-OTIS SA                                                                                           42,843
                                                                                                                       55,100,376
                                                                                                                   --------------
INDUSTRIAL - JAPAN: 0.00%
         1,000   TSUKISHIMA KIKAI COMPANY LIMITED                                                                           7,361
                                                                                                                   --------------
INDUSTRIAL MACHINERY, COMPONENTS: 0.00%
           338   DEMAG CRANES AG                                                                                            7,094
                                                                                                                   --------------
INFORMATION, BUSINESS SERVICES: 0.00%
             4   MIXI INCORPORATED+                                                                                        26,523
                                                                                                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.47%
         9,112   AON CORPORATION                                                                                          412,774
        18,328   ARTHUR J. GALLAGHER & COMPANY<<                                                                          454,534
         1,107   BALOISE HOLDING AG                                                                                        61,883
       555,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                 578,744
           710   CNP ASSURANCES                                                                                            45,815
           670   GRUPO CATALANA OCCIDENTE SA                                                                               11,169
           438   HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                            12,654
        33,589   HUMANA INCORPORATED+                                                                                   1,015,395
         2,365   JARDINE LLOYD THOMPSON GROUP PLC                                                                          18,228
        18,709   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  477,080
         7,100   MATSUI SECURITIES COMPANY LIMITED                                                                         47,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
        23,183   NATIONAL FINANCIAL PARTNERS CORPORATION+<<                                                        $       36,861
        44,436   STANDARD LIFE PLC                                                                                        180,293
        13,000   TOKYO TATEMONO COMPANY LIMITED                                                                            42,851
        69,953   UNUM GROUP                                                                                             1,042,300
        40,623   WILLIS GROUP HOLDINGS LIMITED                                                                            937,178
                                                                                                                        5,375,338
                                                                                                                   --------------
INSURANCE CARRIERS: 3.83%
        12,195   ACE LIMITED                                                                                              637,189
         3,747   ADMIRAL GROUP PLC                                                                                         56,874
        29,215   AEGON NV                                                                                                 138,764
        22,000   AIOI INSURANCE COMPANY LIMITED                                                                            87,659
         4,510   AKSIGORTA AS                                                                                               6,903
         9,204   ALLEANZA ASSICURAZIONI SPA                                                                                62,252
         1,100   ALLEGHANY CORPORATION+<<                                                                                 291,500
         9,933   ALLIANZ AG                                                                                               822,944
             5   ALLIANZ AG ADR                                                                                                41
         6,912   ALLIED WORLD ASSURANCE HOLDINGS                                                                          244,408
        19,827   ALLSTATE CORPORATION                                                                                     504,399
           127   AMB GENERALI HOLDING AG                                                                                   11,690
        14,981   AMERICAN FINANCIAL GROUP INCORPORATED                                                                    306,961
        82,109   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                               165,039
         3,093   AMERICAN NATIONAL INSURANCE COMPANY                                                                      228,325
        23,577   AMERIGROUP CORPORATION+<<                                                                                579,051
        10,053   AMLIN PLC                                                                                                 56,963
        83,863   AMP LIMITED                                                                                              297,373
        10,514   ARCH CAPITAL GROUP LIMITED+                                                                              712,744
        26,112   ASSICURAZIONI GENERALI SPA                                                                               630,617
        19,766   ASSURANT INCORPORATED                                                                                    430,306
        40,315   ASSURED GUARANTY LIMITED                                                                                 453,141
        56,906   AVIVA PLC                                                                                                353,284
        36,456   AXA ASIA PACIFIC HOLDINGS LIMITED                                                                        108,531
        36,114   AXA SA                                                                                                   686,301
        29,545   AXIS CAPITAL HOLDINGS LIMITED                                                                            747,784
         5,842   BEAZLEY GROUP PLC                                                                                         10,069
         6,808   BRIT INSURANCE HOLDINGS PLC                                                                               21,345
        22,600   BROWN & BROWN INCORPORATED                                                                               449,740
         6,072   CATLIN GROUP LIMITED                                                                                      40,361
        26,722   CENTENE CORPORATION+                                                                                     494,357
        20,000   CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                                   23,069
        63,000   CHINA LIFE INSURANCE COMPANY+                                                                             20,658
       491,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                           1,267,531
        13,236   CHUBB CORPORATION                                                                                        679,801
        10,080   CIGNA CORPORATION                                                                                        122,069
        30,734   CINCINNATI FINANCIAL CORPORATION<<                                                                       898,662
        36,813   CONSECO INCORPORATED+                                                                                    124,060
           265   CORP MAPFRE I-08 SHARES+(a)                                                                                  832
        24,534   DELPHI FINANCIAL GROUP CLASS A                                                                           296,861
        18,724   DISCOVERY HOLDINGS LIMITED                                                                                41,965
           540   DONGBU INSURANCE COMPANY LIMITED                                                                           5,719
        10,568   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                     284,491
         6,340   ERIE INDEMNITY COMPANY                                                                                   237,370
           155   EULER HERMES SA                                                                                            7,018
        11,999   EVEREST REINSURANCE GROUP LIMITED                                                                        941,442
           400   FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                       114,143
           424   FBD HOLDINGS PLC                                                                                           3,598
        43,556   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                               537,045
        16,264   FIRST AMERICAN CORPORATION                                                                               390,661
         1,309   FONDIARIA-SAI SPA                                                                                         13,460
        51,242   FRIENDS PROVIDENT PLC                                                                                     58,211
         6,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                              10,255
        86,184   GENWORTH FINANCIAL INCORPORATED+                                                                         124,967

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
INSURANCE CARRIERS (continued)
         5,200   GREAT-WEST LIFECO INCORPORATED                                                                    $       99,413
           959   HANNOVER RUECKVERSICHERUNG AG                                                                             21,968
        11,182   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            94,488
        23,627   HCC INSURANCE HOLDINGS INCORPORATED                                                                      550,745
            64   HELVETIA HOLDING AG                                                                                       10,870
        27,084   HORACE MANN EDUCATORS CORPORATION                                                                        230,756
         4,150   HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                           37,109
         1,639   INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                           36,435
           478   ING CANADA INCORPORATED                                                                                   10,792
        79,308   INSURANCE AUSTRALIA GROUP LIMITED                                                                        191,976
        31,567   IPC HOLDINGS LIMITED                                                                                     883,876
         3,397   KOREA REINSURANCE COMPANY                                                                                 20,735
       118,307   LEGAL & GENERAL GROUP PLC                                                                                123,719
        33,289   LEUCADIA NATIONAL CORPORATION<<                                                                          650,800
         5,960   LIBERTY HOLDINGS LIMITED                                                                                  36,263
         9,560   LINCOLN NATIONAL CORPORATION                                                                             131,254
        15,094   LOEWS CORPORATION                                                                                        413,425
        32,900   MANULIFE FINANCIAL CORPORATION                                                                           563,985
        10,365   MAPFRE SA                                                                                                 32,690
         1,965   MARKEL CORPORATION+                                                                                      605,220
        28,985   MAX CAPITAL GROUP LIMITED                                                                                335,067
       146,605   MBIA INCORPORATED+<<                                                                                     857,639
         2,596   MEDIOLANUM SPA                                                                                            10,609
         5,176   MERCURY GENERAL CORPORATION                                                                              235,456
         1,194   MERITZ FIRE MARINE INSURANCE                                                                               2,816
        18,026   METLIFE INCORPORATED                                                                                     518,428
        52,939   MGIC INVESTMENT CORPORATION+<<                                                                           143,994
         2,804   MILANO ASSICURAZIONI SPA                                                                                   8,794
        36,300   MILLEA HOLDINGS INCORPORATED                                                                             878,537
        19,100   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                    455,487
        52,269   MONTPELIER RE HOLDINGS LIMITED<<                                                                         719,744
         4,532   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                            615,867
           226   MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                   308
        29,103   NATIONWIDE FINANCIAL SERVICES<<                                                                        1,478,432
        33,000   NIPPONKOA INSURANCE COMPANY LIMITED                                                                      209,637
        11,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                             50,946
           416   NORTHBRIDGE FINANCIAL CORPORATION                                                                         10,472
       110,757   OLD MUTUAL PLC                                                                                            93,927
        45,985   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   471,806
        11,158   PARTNERRE LIMITED                                                                                        780,614
        27,372   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                         1,682,009
        64,272   PHOENIX COMPANIES INCORPORATED                                                                           183,175
       144,000   PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                  50,279
        89,500   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                         339,360
        30,850   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   948,021
         6,500   POWER CORPORATION OF CANADA                                                                              119,235
         4,600   POWER FINANCIAL CORPORATION                                                                               88,128
         8,709   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   120,271
        13,436   PROASSURANCE CORPORATION+                                                                                733,471
        23,700   PROGRESSIVE CORPORATION<<                                                                                355,974
        13,508   PROTECTIVE LIFE CORPORATION                                                                              125,895
        15,462   PRUDENTIAL FINANCIAL INCORPORATED                                                                        335,525
        53,341   PRUDENTIAL PLC                                                                                           279,638
        39,981   QBE INSURANCE GROUP LIMITED                                                                              627,379
        12,892   RENAISSANCERE HOLDINGS LIMITED                                                                           607,600
         8,986   RLI CORPORATION<<                                                                                        524,064
        67,943   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                 160,291
         2,766   SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                          364,789
       121,464   SANLAM LIMITED                                                                                           200,256
         3,818   SCOR REGROUPE                                                                                             74,908
        32,956   SELECTIVE INSURANCE GROUP INCORPORATED                                                                   756,670
           831   SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                   27,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
INSURANCE CARRIERS (continued)
        43,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                $      248,232
         3,058   ST. JAMES'S PLACE PLC                                                                                      9,245
         7,000   STOREBRAND ASA                                                                                            12,640
        11,700   SUN LIFE FINANCIAL INCORPORATED                                                                          237,264
           671   SWISS LIFE HOLDING                                                                                        41,352
         6,787   SWISS REINSURANCE                                                                                        277,307
        11,100   T&D HOLDINGS INCORPORATED                                                                                414,073
        13,419   TAIWAN LIFE INSURANCE COMPANY LIMITED                                                                      6,416
        21,804   THE TRAVELERS COMPANIES INCORPORATED                                                                     951,745
           300   TOPDANMARK AS+                                                                                            35,882
        17,999   TORCHMARK CORPORATION                                                                                    650,664
         5,243   TRANSATLANTIC HOLDING INCORPORATED                                                                       207,833
        12,124   UNIPOL SPA                                                                                                17,467
         9,420   UNITRIN INCORPORATED                                                                                     180,299
        30,163   W.R. BERKLEY CORPORATION                                                                                 857,534
        17,886   WELLCARE HEALTH PLANS INCORPORATED+<<                                                                    160,259
        18,900   WELLPOINT INCORPORATED+                                                                                  672,840
         1,535   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                   414,450
        61,744   XL CAPITAL LIMITED CLASS A                                                                               310,572
        61,882   YAPI VE KREDI BANKASI AS                                                                                  76,081
        23,498   ZENITH NATIONAL INSURANCE CORPORATION                                                                    775,199
        12,540   ZURICH FINANCIAL SERVICES AG                                                                             244,530
                                                                                                                       43,971,945
                                                                                                                   --------------
INSURANCE COMPANIES: 0.03%
         6,985   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                283,594
         2,204   YAPI KREDI SIGORTA AS                                                                                      6,343
                                                                                                                          289,937
                                                                                                                   --------------
INSURANCE-MULTI LINE: 0.00%
         1,751   FONDIARIA SAI SPA                                                                                         31,850
                                                                                                                   --------------
INTERNET SOFTWARE: 0.00%
             6   ACCESS COMPANY LIMITED+                                                                                    7,755
           732   FREENET AG                                                                                                 3,329
                                                                                                                           11,084
                                                                                                                   --------------
INVESTMENT COMPANIES: 0.00%
           260   BB BIOTECH AG                                                                                             15,068
         4,000   LPI CAPITAL BHD                                                                                            9,841
                                                                                                                           24,909
                                                                                                                   --------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.02%
       104,000   ABOITIZ EQUITY VENTURES INCORPORATED                                                                      11,746
        48,500   BERJAYA CORPORATION BHD                                                                                    7,863
         1,678   GROUPE BRUXELLES LAMBERT SA                                                                              124,094
        16,498   REINET INVESTMENTS SCA+                                                                                   15,074
         2,719   TULLETT PREBON PLC                                                                                         7,449
                                                                                                                          166,226
                                                                                                                   --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.09%
        56,462   CORRECTIONS CORPORATION OF AMERICA+                                                                    1,021,398
                                                                                                                   --------------
LEATHER & LEATHER PRODUCTS: 0.08%
        28,217   BROWN SHOE COMPANY INCORPORATED                                                                          159,144

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
LEATHER & LEATHER PRODUCTS (continued)
        16,286   COACH INCORPORATED+                                                                               $      291,519
         9,364   GENESCO INCORPORATED+                                                                                    126,039
        31,014   TIMBERLAND COMPANY+                                                                                      314,792
                                                                                                                          891,494
                                                                                                                   --------------
LEGAL SERVICES: 0.17%
        22,663   FTI CONSULTING INCORPORATED+<<                                                                         1,242,839
         3,699   PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                   147,960
        15,669   RAYONIER INCORPORATED                                                                                    523,345
                                                                                                                        1,914,144
                                                                                                                   --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
            18   AP MOLLER-MAERSK AS                                                                                       92,859
        14,817   MACMAHON HOLDINGS LIMITED                                                                                  5,153
                                                                                                                           98,012
                                                                                                                   --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.02%
         3,799   BABCOCK INTERNATIONAL GROUP                                                                               28,116
       162,500   BARITO PACIFIC TBK PT+                                                                                     5,879
         1,859   CANFOR CORPORATION+                                                                                       10,822
        45,755   CHAMPION ENTERPRISES INCORPORATED+<<                                                                      33,401
        61,995   LOUISIANA-PACIFIC CORPORATION+                                                                           143,208
           694   PFLEIDERER AG                                                                                              5,229
         2,276   SINO-FOREST CORPORATION+                                                                                  11,855
           325   TECNICAS REUNIDAS SA                                                                                       7,570
       120,930   TERRANOVA SA                                                                                               9,497
           504   WEST FRASER TIMBER COMPANY LIMITED                                                                        11,956
                                                                                                                          267,533
                                                                                                                   --------------
MACHINERY: 0.03%
         2,686   CHARTER INTERNATIONAL PLC                                                                                 12,661
         3,500   DAIFUKU COMPANY LIMITED                                                                                   19,537
         7,000   DELONG HOLDINGS LIMITED                                                                                    2,854
         4,105   HUSQVARNA AB B SHARES                                                                                     23,792
        17,000   JAPAN STEEL WORKS                                                                                        175,206
         5,000   OKUMA CORPORATION                                                                                         19,100
         3,400   OSG CORPORATION                                                                                           24,154
           575   RHEINMETALL BERLIN                                                                                        13,398
         2,589   SEVAN MARINE ASA+                                                                                          3,717
                                                                                                                          294,419
                                                                                                                   --------------
MANUFACTURING (SPECIALIZED): 0.01%
         8,268   PV CRYSTALOX SOLAR PLC+                                                                                   14,581
         1,457   RICHEMONT SA+                                                                                             11,924
         1,200   SECO TOOLS                                                                                                 8,890
         2,000   SEKISUI JUSHI CORPORATION                                                                                 14,253
         5,744   SINTEX INDUSTRIES LIMITED                                                                                 20,571
         1,300   TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                              13,675
       514,000   WELLING HOLDING LIMITED+                                                                                   8,171
                                                                                                                           92,065
                                                                                                                   --------------
MANUFACTURING INDUSTRIES: 0.00%
         4,419   MAHINDRA & MAHINDRA LIMITED                                                                               25,112

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
MANUFACTURING INDUSTRIES (continued)
         1,000   YOMEISHU SEIZO COMPANY LIMITED                                                                    $        8,687
                                                                                                                           33,799
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.78%
         2,200   A&D COMPANY LIMITED                                                                                        5,408
         2,500   ABRAXIS BIOSCIENCE INCORPORATED+                                                                         145,775
        26,185   ADVANCED MEDICAL OPTICS INCORPORATED+                                                                    152,135
         2,819   AGFA-GEVAERT NV                                                                                            8,412
        10,300   ALFA LAVAL AB                                                                                             80,754
        15,104   ALLERGAN INCORPORATED                                                                                    569,119
         1,438   ALTANA AG                                                                                                 23,842
        11,808   ARTHROCARE CORPORATION+<<                                                                                154,449
        16,760   BAYER AG                                                                                                 866,225
        12,364   BECKMAN COULTER INCORPORATED                                                                             538,823
        11,382   BECTON DICKINSON & COMPANY                                                                               723,098
           201   BEKAERT SA                                                                                                12,952
         8,395   BIO-RAD LABORATORIES INCORPORATED+                                                                       622,573
        26,000   BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                                    4,506
        24,924   CEPHEID INCORPORATED+                                                                                    338,468
         2,298   COCHLEAR LIMITED                                                                                          83,792
        14,610   COHU INCORPORATED                                                                                        163,632
           412   COLOPLAST AS CLASS B                                                                                      24,733
         2,080   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                              34,363
        27,871   COOPER COMPANIES INCORPORATED                                                                            373,471
         2,700   COSEL COMPANY LIMITED                                                                                     20,532
        19,594   CR BARD INCORPORATED                                                                                   1,607,296
        12,197   DANAHER CORPORATION<<                                                                                    678,641
         5,500   DATASCOPE CORPORATION                                                                                    287,155
        27,506   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                    717,356
        57,802   EASTMAN KODAK COMPANY                                                                                    437,561
           816   ELBIT IMAGING LIMITED                                                                                      8,242
         1,156   ELEKTA AB CLASS B                                                                                         12,260
        19,827   ENERGY CONVERSION DEVICES INCORPORATED+                                                                  554,759
        11,698   ESCO TECHNOLOGIES INCORPORATED+                                                                          357,725
         3,600   ESPEC CORPORATION                                                                                         23,766
         4,487   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                          180,089
        12,898   ESTERLINE TECHNOLOGIES CORPORATION+                                                                      476,065
        17,941   FISHER & PAYKEL HEALTHCARE CORPORATION                                                                    30,427
        27,476   FLIR SYSTEMS INCORPORATED+                                                                               852,306
        20,886   FORMFACTOR INCORPORATED+                                                                                 282,588
        21,700   FOSSIL INCORPORATED+                                                                                     329,840
         1,633   FRESENIUS AG                                                                                              90,479
        23,200   FUJIFILM HOLDINGS CORPORATION                                                                            567,757
        13,000   FUJIKURA LIMITED                                                                                          38,600
           500   FUKUDA DENSHI COMPANY LIMITED                                                                             10,804
        32,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                        123,360
        23,626   GARMIN LIMITED                                                                                           403,532
         4,000   GETINGE AB                                                                                                47,880
        40,000   GOLDEN MEDITECH COMPANY LIMITED                                                                            5,545
        11,483   HAEMONETICS CORPORATION+<<                                                                               656,713
         4,905   HALMA PLC                                                                                                 13,468
         6,000   HITACHI CABLE LIMITED                                                                                     11,955
           400   HOGY MEDICAL COMPANY LIMITED                                                                              22,830
        49,283   HOLOGIC INCORPORATED+                                                                                    692,919
        18,400   HOYA CORPORATION                                                                                         264,717
         7,625   INTUITIVE SURGICAL INCORPORATED+<<                                                                     1,010,541
        36,600   ION GEOPHYSICAL CORPORATION+                                                                             109,800
        15,103   ITRON INCORPORATED+<<                                                                                    715,580
        23,000   KONICA MINOLTA HOLDINGS INCORPORATED                                                                     169,518
         4,162   LARGAN PRECISION COMPANY LIMITED                                                                          26,052
         3,178   LUXOTTICA GROUP SPA                                                                                       59,097
        20,687   MASIMO CORPORATION+                                                                                      564,548

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
        55,923   MEDTRONIC INCORPORATED                                                                            $    1,706,770
        14,529   MENTOR CORPORATION<<                                                                                     234,643
         6,747   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                               554,941
        10,536   MILLIPORE CORPORATION+                                                                                   533,754
        13,671   MINE SAFETY APPLIANCES COMPANY                                                                           334,256
         6,000   MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                    69,298
        25,843   NATIONAL INSTRUMENTS CORPORATION                                                                         623,075
        14,632   NEWPORT CORPORATION+<<                                                                                    85,012
         1,500   NIHON KOHDEN CORPORATION                                                                                  26,784
        16,000   NIKON CORPORATION                                                                                        181,050
         2,000   NIPRO CORPORATION                                                                                         32,374
         5,932   OLYMPUS CORPORATION ADR<<                                                                                123,445
        21,244   ORBOTECH LIMITED                                                                                          89,437
         1,832   ORION OYJ                                                                                                 26,846
         5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                            28,461
        69,000   OSIM INTERNATIONAL LIMITED                                                                                 3,441
           800   PARAMOUNT BED COMPANY LIMITED                                                                             11,326
         3,500   PARIS MIKI INCORPORATED                                                                                   32,886
         5,016   PHARMAXIS LIMITED+                                                                                         3,972
         1,055   PHONAK HOLDING AG                                                                                         56,995
        20,594   RAYTHEON COMPANY                                                                                       1,004,987
        15,258   RESMED INCORPORATED+                                                                                     554,476
        17,647   ROPER INDUSTRIES INCORPORATED                                                                            807,703
        13,000   SHIMADZU CORPORATION                                                                                      87,055
         5,002   SILEX SYSTEMS LIMITED+                                                                                    11,025
         3,902   SSL INTERNATIONAL PLC                                                                                     28,792
        16,806   ST. JUDE MEDICAL INCORPORATED+                                                                           471,072
           181   STRAUMANN HOLDING AG                                                                                      24,073
        15,408   STRYKER CORPORATION                                                                                      599,679
        32,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                     242,308
         3,700   SUZUKEN COMPANY LIMITED                                                                                   82,915
         1,246   SYNTHES INCORPORATED                                                                                     144,378
        10,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                    179,894
           600   TAMRON COMPANY LIMITED                                                                                     5,179
           201   TECAN GROUP AG                                                                                             7,438
        17,462   TECHNE CORPORATION<<                                                                                   1,082,819
        14,586   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                      592,483
        33,908   TERADYNE INCORPORATED+                                                                                   128,511
         8,400   TERUMO CORPORATION                                                                                       388,983
         1,200   TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                         7,888
        20,700   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   738,576
           970   TITAN INDUSTRIES LIMITED                                                                                  18,315
         1,800   TOA MEDICAL ELECTRONICS COMPANY                                                                           64,393
         1,400   TOPCON CORPORATION                                                                                         5,630
        23,126   TRIMBLE NAVIGATION LIMITED+                                                                              470,845
         5,800   USHIO INCORPORATED                                                                                        68,964
        13,387   VARIAN INCORPORATED+                                                                                     489,964
         3,791   VESTAS WIND SYSTEMS AS+                                                                                  171,858
        19,665   WATERS CORPORATION+                                                                                      810,788
           396   WILLIAM DEMANT HOLDING+                                                                                   12,847
         4,100   YAMATAKE CORPORATION                                                                                      88,472
        10,955   ZIMMER HOLDINGS INCORPORATED+                                                                            408,841
                                                                                                                       31,948,750
                                                                                                                   --------------
MEDIA: 0.00%
           820   MODERN TIMES GROUP MTG B SHARES                                                                           14,325
           977   VOCENTO SA                                                                                                 4,950
                                                                                                                           19,275
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.08%
           331   FIELMANN AG                                                                                       $       18,626
        19,831   INVACARE CORPORATION                                                                                     293,102
        15,767   NUVASIVE INCORPORATED+<<                                                                                 543,173
                                                                                                                          854,901
                                                                                                                   --------------
MEDICAL MANAGEMENT SERVICES: 0.00%
       281,100   BANGKOK CHAIN HOSPITAL PCL                                                                                47,550
                                                                                                                   --------------
MEDICAL PRODUCTS: 0.20%
        31,600   BAXTER INTERNATIONAL INCORPORATED                                                                      1,671,640
        22,585   ILLUMINA INCORPORATED+<<                                                                                 497,096
         1,000   NICOX SA+                                                                                                 13,218
           539   ROCHE HOLDINGS AG - BEARER SHARES                                                                         76,696
                                                                                                                        2,258,650
                                                                                                                   --------------
METAL FABRICATE, HARDWARE: 0.01%
        11,800   CHART INDUSTRIES INCORPORATED+                                                                           112,808
                                                                                                                   --------------
METAL MINING: 0.87%
         3,793   ACCOR SA                                                                                                 146,406
         5,420   ADITYA BIRLA MINERALS LIMITED                                                                                503
         4,811   AFRICAN RAINBOW MINERALS LIMITED                                                                          48,674
         3,022   AGNICO EAGLE MINES LIMITED                                                                               114,111
         1,424   ALEXANDRIA MINERAL OILS COMPANY                                                                           10,696
        60,802   ALUMINA LIMITED                                                                                           50,816
         8,931   ANDEAN RESOURCES LIMITED+                                                                                  3,903
       152,174   ANEKA TAMBANG TBK PT                                                                                      13,033
        29,469   ANGLO AMERICAN PLC                                                                                       701,567
         4,144   ANGLO PLATINUM LIMITED                                                                                   192,912
        19,367   ANGLOGOLD ASHANTI LIMITED                                                                                424,975
         5,164   AQUILA RESOURCES LIMITED+                                                                                 13,121
         2,262   AURIZON MINES LIMITED+                                                                                     4,979
         6,457   AVOCA RESOURCES LIMITED+                                                                                   6,601
         5,200   BANPU PCL                                                                                                 27,697
         3,268   BANRO CORPORATION+                                                                                         2,556
        18,600   BARRICK GOLD CORPORATION                                                                                 551,461
         9,025   BHARAT FORGE LIMITED                                                                                      15,928
         4,500   BOLIDEN AB                                                                                                10,654
         7,000   CAMECO CORPORATION                                                                                       125,020
        34,625   CENTAMIN EGYPT LIMITED+                                                                                   18,418
       156,000   CHINA MINING RESOURCES GROUP LIMITED+                                                                      4,034
        10,734   CIA DE MINAS BUENAVENTURA SA                                                                             180,258
        39,105   CIA MINERA MILPO SA                                                                                       74,510
        93,446   CIA VALE DO RIO DOCE                                                                                   1,115,647
        20,539   CLIFFS NATURAL RESOURCES INCORPORATED                                                                    487,801
         9,842   COAL OF AFRICA LIMITED+                                                                                    8,143
       327,800   COEUR D'ALENE MINES CORPORATION+<<                                                                       222,904
           629   COMPASS RESOURCES NL+                                                                                        112
         3,087   DE LA RUE PLC+(a)                                                                                         14,480
         1,265   DENISON MINES CORPORATION+                                                                                   989
         8,467   EASTERN PLATINUM LIMITED+                                                                                  1,707
         7,892   ELDORADO GOLD CORPORATION+                                                                                45,499
         9,374   EQUINOX MINERALS LIMITED+                                                                                 10,355
           191   ERAMET                                                                                                    35,685
         5,033   EURASIAN NATURAL RESOURCES CORPORATION                                                                    21,675
         2,612   EUROPEAN GOLDFIELDS LIMITED+                                                                               4,549
         1,084   FIRST QUANTUM MINERALS LIMITED                                                                            15,978
           842   FNX MINING COMPANY INCORPORATED+                                                                           2,118
        75,806   FORTESCUE METALS GROUP LIMITED+                                                                          103,384
         1,514   FRANCO-NEVADA CORPORATION                                                                                 20,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
METAL MINING (continued)
         6,162   GABRIEL RESOURCES LIMITED+                                                                        $        7,254
         1,892   GAMMON LAKE RESOURCES INCORPORATED+                                                                        5,553
        14,745   GINDALBIE METALS LIMITED+                                                                                  4,015
        43,880   GOLD FIELDS LIMITED                                                                                      363,241
        15,236   GOLDCORP INCORPORATED                                                                                    411,306
       288,494   GRUPO MEXICO SAB DE CV                                                                                   179,703
         1,859   GUYANA GOLDFIELDS INCORPORATED+                                                                            1,469
        23,025   HARMONY GOLD MINING COMPANY LIMITED+                                                                     197,845
        36,323   HINDALCO INDUSTRIES LIMITED                                                                               38,844
         9,085   HINDUSTAN ZINC LIMITED                                                                                    58,796
         2,100   HUDBAY MINERALS INCORPORATED+                                                                              6,688
         4,701   IAMGOLD CORPORATION                                                                                       21,833
        39,822   IMPALA PLATINUM HOLDINGS LIMITED                                                                         496,232
         4,101   INDEPENDENCE GROUP NL                                                                                      4,016
        13,243   INDOPHIL RESOURCES NL+                                                                                     4,159
           676   INMET MINING CORPORATION                                                                                  10,057
        95,928   INTERNATIONAL NICKEL INDONESIA TBK                                                                        15,839
        58,088   ISPAT INDUSTRIES LIMITED                                                                                  11,832
         4,042   IVANHOE MINES LIMITED+                                                                                     9,452
        12,681   KAGARA ZINC LIMITED                                                                                        3,670
         2,214   KATANGA MINING LIMITED+                                                                                    1,232
         4,511   KAZAKHMYS PLC                                                                                             18,045
         6,932   KGHM POLSKA MIEDZ SA                                                                                      68,202
         3,013   KINGSGATE CONSOLIDATED LIMITED                                                                             5,277
        13,369   KINROSS GOLD CORPORATION                                                                                 197,053
           947   KOREA ZINC COMPANY LIMITED                                                                                44,824
           260   LABRADOR IRON ORE ROYALTY INCOME FUND                                                                      4,927
         2,540   LONMIN PLC                                                                                                33,381
         4,655   LUNDIN MINING CORPORATION+                                                                                 4,617
         2,676   MEDINET NASR HOUSING                                                                                      13,133
         6,401   MINARA RESOURCES LIMITED                                                                                   1,416
         5,400   MINCOR RESOURCES NL                                                                                        1,851
         4,880   MINEFINDERS CORPORATION+                                                                                  19,792
         3,262   MIRABELA NICKEL LIMITED+                                                                                   2,709
        22,000   MITSUI MINING & SMELTING COMPANY LIMITED                                                                  42,500
        12,447   MURCHISON METALS LIMITED+                                                                                  4,982
        19,770   NEWCREST MINING LIMITED                                                                                  316,563
        21,364   NEWMONT MINING CORPORATION                                                                               718,899
           926   NEWMONT MINING CORPORATION OF CANADA LIMITED                                                              31,023
         3,000   NIPPON DENKO COMPANY LIMITED                                                                              13,093
        19,000   NIPPON LIGHT METAL COMPANY LIMITED                                                                        18,250
        12,635   NORTHAM PLATINUM LIMITED                                                                                  27,109
       306,000   OCEAN GRAND HOLDINGS LIMITED                                                                              39,878
        28,126   OM HOLDINGS LIMITED                                                                                       24,178
           700   ONOKEN COMPANY LIMITED                                                                                     6,849
         1,618   OUTOKUMPU OYJ                                                                                             16,331
         5,000   PACIFIC METALS COMPANY LIMITED                                                                            21,896
         1,279   PAN AMERICAN SILVER CORPORATION+                                                                          18,161
        46,179   PAN AUSTRALIAN RESOURCES LIMITED+                                                                          4,896
        11,002   PIONEERS HOLDING+                                                                                         10,345
        13,700   PUNCAK NIAGA HOLDING BHD                                                                                   9,207
        12,593   QUEST CAPITAL CORPORATION                                                                                  9,139
         2,243   RED BACK MINING INCORPORATED+                                                                             10,110
         1,650   REINET INVESTMENTS SCA+                                                                                    2,782
         8,671   RESOLUTE MINING LIMITED+                                                                                   2,843
        12,896   RIO TINTO LIMITED                                                                                        397,395
        23,344   RIO TINTO PLC                                                                                            580,640
         6,431   RIVERSDALE MINING LIMITED+                                                                                10,901
         5,152   SALLY MALAY MINING LIMITED                                                                                 3,370
        25,987   SESA GOA LIMITED                                                                                          39,015
         4,146   SHERRITT INTERNATIONAL CORPORATION                                                                        11,266
           680   SILVER STANDARD RESOURCES INCORPORATED+                                                                    6,969
         4,787   SILVER WHEATON CORPORATION+                                                                               16,289

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
METAL MINING (continued)
         1,891   SILVERCORP METALS INCORPORATED                                                                    $        2,897
           944   SOCIEDAD MINERA CERRO VERDE SA                                                                             8,968
         3,920   SOCIEDAD MINERA EL BROCAL SA+                                                                             20,888
        28,404   STILLWATER MINING COMPANY+<<                                                                              88,905
        11,000   SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                    9,295
        42,782   SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                      2,526
         5,907   SXR URANIUM ONE INCORPORATED+                                                                              6,144
         6,222   SYLVANIA RESOURCES LIMITED+                                                                                2,260
         9,708   TECK COMINCO INCORPORATED LIMITED+                                                                        47,985
         1,878   THOMPSON CREEK METALS COMPANY INCORPORATED+                                                                6,072
        80,000   TIMAH TBK PT                                                                                               7,043
         1,200   TOHO TITANIUM COMPANY LIMITED                                                                             13,387
        47,000   TON YI INDUSTRIAL CORPORATION +                                                                           15,484
        54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                      6,914
        22,182   UNITED PHOSPHORUS LIMITED                                                                                 36,504
         2,735   VEDANTA RESOURCES PLC                                                                                     25,844
        26,014   VOLCAN CIA MINERA SAA+                                                                                    12,098
         4,171   WESTERN AREAS NL+                                                                                          9,640
        14,008   YAMANA GOLD INCORPORATED                                                                                  81,440
       242,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                88,225
                                                                                                                       10,030,090
                                                                                                                   --------------
MINING: 0.01%
         1,302   ASSORE LIMITED                                                                                            48,712
         4,434   FRESNILLO PLC                                                                                             10,528
         6,206   MMX MINERACAO E METALICOS SA+                                                                              8,736
                                                                                                                           67,976
                                                                                                                   --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.47%
           588   ABER DIAMOND CORPORATION                                                                                   2,845
         7,916   ANTOFAGASTA PLC                                                                                           52,936
       143,643   BHP BILLITON LIMITED                                                                                   2,714,418
        53,023   BOART LONGYEAR GROUP                                                                                       9,480
         5,897   BRADKEN LIMITED                                                                                           13,151
        43,000   CHINA MOLYBDENUM COMPANY LIMITED                                                                          15,849
        11,000   DOWA MINING COMPANY LIMITED                                                                               33,831
        22,086   ILUKA RESOURCES LIMITED                                                                                   64,355
        90,000   JIANGXI COPPER COMPANY LIMITED                                                                            51,720
       100,287   LIHIR GOLD LIMITED+                                                                                      144,760
        17,759   LYNAS CORPORATION LIMITED+                                                                                 4,059
        25,733   MINSUR SA                                                                                                 29,169
        53,000   MITSUBISHI MATERIALS CORPORATION                                                                         107,127
        40,000   MONGOLIA ENERGY COMPANY LIMITED+                                                                          11,226
        18,676   MOUNT GIBSON IRON LIMITED+                                                                                 3,724
       140,522   OXIANA LIMITED                                                                                            50,685
        16,220   PALADIN RESOURCES LIMITED+                                                                                25,503
         6,500   POTASH CORPORATION OF SASKATCHEWAN                                                                       399,895
           813   QUADRA MINING LIMITED+                                                                                     2,688
         1,702   RANDGOLD RESOURCES LIMITED                                                                                63,578
        22,281   ST BARBARA LIMITED+                                                                                        3,576
         3,800   STRAITS RESOURCES LIMITED                                                                                  1,939
        24,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                    227,977
         2,258   UMICORE                                                                                                   40,859
        18,045   VULCAN MATERIALS COMPANY<<                                                                             1,082,345
        13,151   XSTRATA PLC                                                                                              189,571
                                                                                                                        5,347,266
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.20%
         1,825   AALBERTS INDUSTRIES NV                                                                            $       13,385
           307   ADVANCED METALLURGICAL GROUP NV+                                                                           2,976
         6,434   AFRICAN OXYGEN LIMITED                                                                                    13,477
       180,000   ALLIANCE GLOBAL GROUP INCORPORATED+                                                                        6,629
         1,800   AMANO CORPORATION                                                                                         13,887
        21,000   ANTA SPORTS PRODUCTS LIMITED                                                                               8,682
         3,040   AREVA T&D INDIA LIMITED                                                                                    8,499
           882   BHARAT ELECTRONICS LIMITED                                                                                 9,961
        32,630   BLUESCOPE STEEL LIMITED                                                                                   86,033
        17,441   BLYTH INCORPORATED                                                                                       144,586
         7,132   BUNZL PLC                                                                                                 69,736
        43,491   CALLAWAY GOLF COMPANY                                                                                    437,954
         1,859   CAMPBELL BROTHERS LIMITED                                                                                 24,462
         3,373   CHEIL INDUSTRIES INCORPORATED                                                                             91,738
        25,200   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                            1,248
        38,875   CIPLA LIMITED INDIA                                                                                      156,277
         2,628   COLGATE PALMOLIVE INDIA LIMITED                                                                           20,387
         5,789   COOKSON GROUP PLC                                                                                          9,884
         4,431   CUMMINS INDIA LIMITED                                                                                     18,760
        11,414   DABUR INDIA LIMITED                                                                                       18,787
         1,213   DOOSAN CORPORATION+                                                                                       58,736
         2,842   ELSWEDY CABLES HOLDING COMPANY+                                                                           31,856
        64,000   FIRST PACIFIC COMPANY LIMITED                                                                             25,145
        32,000   FOSUN INTERNATIONAL                                                                                        7,526
        65,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                   16,951
           264   FUCHS PETROLUB AG                                                                                          9,828
        28,300   FUTURIS CORPORATION LIMITED                                                                               15,572
        47,000   GALAXY ENTERTAINMENT GROUP LIMITED+                                                                        3,900
         7,800   GINTECH ENERGY CORPORATION+                                                                               17,134
         4,300   GLORY LIMITED                                                                                             75,626
         3,402   GRASIM INDUSTRIES LIMITED                                                                                124,173
        11,800   GWA INTERNATIONAL LIMITED                                                                                 18,492
        25,825   HASBRO INCORPORATED<<                                                                                    692,110
        42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                               125,899
        38,137   HILLENBRAND INCORPORATED                                                                                 607,141
         4,295   HILLS INDUSTRIES LIMITED                                                                                   8,968
        47,917   HINDALCO INDUSTRIES LIMITED++(a)                                                                          58,938
         2,100   HITACHI MAXELL LIMITED                                                                                    17,081
       237,835   IDT INTERNATIONAL LIMITED+                                                                                 3,687
         5,387   IMI PLC                                                                                                   21,361
         5,923   INDUSTRIAS PENOLES SA DE CV                                                                               49,989
         6,389   INTREPID POTASH INCORPORATED+                                                                            122,669
        17,827   INVENSYS PLC+                                                                                             45,419
        66,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                      77,808
           261   ITALMOBILIARE SPA                                                                                          6,602
        19,106   JAKKS PACIFIC INCORPORATED+                                                                              341,997
         2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                        23,824
       100,163   JOHNSON & JOHNSON                                                                                      5,867,549
        12,000   JS GROUP CORPORATION                                                                                     170,222
        28,000   JU TENG INTERNATIONAL HOLDINGS LIMITED+                                                                    5,455
        70,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                        150,745
           332   KOOR INDUSTRIES LIMITED                                                                                    4,737
         2,100   KOSE CORPORATION                                                                                          49,883
           626   KRONES AG                                                                                                 25,308
           469   LEONI AG                                                                                                   6,543
        21,105   LITE-ON IT CORPORATION                                                                                     7,650
         2,025   LUPIN LIMITED                                                                                             23,892
        74,295   MATTEL INCORPORATED                                                                                    1,015,613
         2,109   MELROSE PLC                                                                                                2,560
       151,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                      615,547
         1,200   MITSUBISHI PENCIL COMPANY LIMITED                                                                         13,335
         5,500   MITSUI MINING COMPANY LIMITED                                                                              9,201
        11,505   MORGAN CRUCIBLE COMPANY                                                                                   16,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         7,106   MOSER BAER INDIA LIMITED                                                                          $        7,933
        52,768   MUELLER WATER PRODUCTS INCORPORATED CLASS B                                                              312,914
           200   NAKANISHI INCORPORATED                                                                                    12,730
         3,781   NATIONAL ALUMINIUM COMPANY LIMITED                                                                        13,214
         5,937   NEW HOPE CORPORATION LIMITED                                                                              12,804
         2,000   NIKKISO COMPANY LIMITED                                                                                   11,639
         2,000   NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                     19,691
        16,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                     91,578
           431   NKT HOLDING AS                                                                                            10,798
        63,600   NOBLE GROUP LIMITED                                                                                       42,137
        15,545   ORICA LIMITED                                                                                            158,553
         8,000   RELIANCE INDUSTRIES LIMITED<<++                                                                          362,408
           386   RHI AG+                                                                                                    6,468
           100   ROCKWOOL INTERNATIONAL AS                                                                                  5,660
         2,100   SANRIO COMPANY LIMITED                                                                                    17,338
         5,402   SHREE PRECOATED STEELS LIMITED                                                                             2,574
        60,000   SINGAMAS CONTAINER HOLDING                                                                                 4,361
        75,826   SUZLON ENERGY LIMITED                                                                                     63,707
         2,700   TOMY COMPANY LIMITED                                                                                      17,386
           823   TRELLEBORG AB CLASS B                                                                                      4,449
        17,292   TYCO INTERNATIONAL LIMITED                                                                               361,403
        40,824   UNIMICRON TECHNOLOGY CORPORATION                                                                          18,373
         3,754   UNITED SPIRITS LIMITED                                                                                    64,329
        10,093   VIDEOCON INDUSTRIES LIMITED                                                                               19,488
         1,639   WARTSILA OYJ CLASS B                                                                                      38,445
        28,681   WESFARMERS LIMITED                                                                                       352,998
        55,000   YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                                 15,247
           351   ZAKLADY AZOTOWE PULAWY SA+                                                                                 6,638
                                                                                                                       13,806,023
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 0.83%
        34,500   AEON COMPANY LIMITED                                                                                     306,502
           309   AKER ASA CLASS A                                                                                           6,393
        24,000   ALIBABA.COM LIMITED+                                                                                      13,348
         3,800   ARCS COMPANY LIMITED                                                                                      57,990
        23,160   BARNES & NOBLE INCORPORATED                                                                              365,465
        73,646   BLOCKBUSTER INCORPORATED+<<                                                                               87,639
        37,777   BORDERS GROUP INCORPORATED+                                                                               40,421
        48,000   CHINA RESOURCES ENTERPRISE LIMITED                                                                        74,580
        59,000   CITIC PACIFIC LIMITED                                                                                     40,333
         9,434   COMERCIAL SIGLO XXL SA                                                                                    15,998
        21,627   COSTCO WHOLESALE CORPORATION                                                                           1,113,142
         7,500   CREDIT SAISON COMPANY LIMITED                                                                            100,147
         3,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                  33,670
        71,276   CVS CORPORATION                                                                                        2,062,015
        38,591   DICK'S SPORTING GOODS INCORPORATED+                                                                      486,633
        36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                     6,052
        39,755   DILLARD'S INCORPORATED<<                                                                                 145,503
        10,310   EXPRESS SCRIPTS INCORPORATED+                                                                            592,928
         2,723   FAES FARMA SA                                                                                             13,487
         8,378   FOSCHINI LIMITED                                                                                          35,952
         1,100   FUJI COMPANY LIMITED                                                                                      19,315
            22   GEO COMPANY LIMITED                                                                                       14,907
         4,400   HEIWADO COMPANY LIMITED                                                                                   64,593
           900   HIKARI TSUSHIN INCORPORATED                                                                               15,323
         7,634   INDIABULLS FINANCIAL SERVICES LIMITED                                                                     15,176
         4,706   INMOBILIARIA COLONIAL SA                                                                                   1,022
        16,100   ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                       118,352
         4,200   IZUMI COMPANY LIMITED                                                                                     58,176
         1,094   JEAN COUTU GROUP INCORPORATED CLASS A                                                                      6,140
        10,000   KASUMI COMPANY LIMITED                                                                                    57,877

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
MISCELLANEOUS RETAIL (continued)
         4,000   LIFE CORPORATION                                                                                  $       75,221
        10,124   MARVEL ENTERTAINMENT INCORPORATED+                                                                       298,152
        11,949   MASSMART HOLDINGS LIMITED                                                                                 95,653
       136,000   METRO HOLDINGS LIMITED                                                                                    32,600
        20,263   MSC INDUSTRIAL DIRECT COMPANY<<                                                                          701,302
         5,988   NATURA COSMETICOS SA                                                                                      54,297
        14,241   NUTRI SYSTEM INCORPORATED<<                                                                              199,516
        51,600   OFFICE DEPOT INCORPORATED+                                                                               101,652
         3,830   ORIX CORPORATION                                                                                         238,670
        16,504   ORKLA ASA                                                                                                 95,434
        24,503   PETSMART INCORPORATED                                                                                    430,028
         6,705   PRICELINE.COM INCORPORATED+<<                                                                            462,645
       354,338   RITE AID CORPORATION+<<                                                                                  184,256
         1,300   RYOHIN KEIKAKU COMPANY LIMITED                                                                            54,270
        14,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                       2,547
           940   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                 20,589
         2,200   SHIMACHU COMPANY LIMITED                                                                                  53,100
         4,500   SHOPPERS DRUG MART CORPORATION                                                                           160,341
         4,030   SK NETWORKS COMPANY LIMITED+                                                                              23,996
           450   STOCKMANN OYJ ABP                                                                                          6,162
         2,400   THE DAIEI INCORPORATED+                                                                                   10,970
         2,000   THE MARUETSU INCORPORATED+                                                                                11,872
         8,000   UNY COMPANY LIMITED                                                                                       70,416
        37,659   WOOLWORTHS HOLDINGS LIMITED                                                                               45,999
        21,071   ZALE CORPORATION+<<                                                                                      124,951
                                                                                                                        9,523,718
                                                                                                                   --------------
MISCELLANEOUS SERVICES: 0.08%
        11,178   DUN & BRADSTREET CORPORATION                                                                             894,240
        48,000   GLOBAL BIO-CHEM TECHNOLOGY                                                                                 4,357
         4,636   IFIL INVESTMENTS SPA                                                                                      13,494
        47,471   INVERSIONES AGUAS METROPOLITANAS SA                                                                       36,009
                                                                                                                          948,100
                                                                                                                   --------------
MOTION PICTURES: 0.39%
         1,249   ASTRAL MEDIA INCORPORATED                                                                                 25,127
        24,200   DISCOVERY COMMUNICATIONS INCORPORATED+                                                                   363,000
        26,700   DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                           616,770
         3,000   ESUN HOLDINGS LIMITED+                                                                                       123
       484,500   GLOBAL MEDIACOM TBK PT                                                                                     7,298
        13,000   TELEVISION BROADCASTS LIMITED                                                                             44,622
       133,889   TIME WARNER INCORPORATED                                                                               1,211,695
         6,100   TOHO COMPANY LIMITED TOKYO                                                                               122,682
         9,561   TVN SA PLN                                                                                                43,050
        87,600   WALT DISNEY COMPANY                                                                                    1,972,752
        18,162   ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                     39,837
                                                                                                                        4,446,956
                                                                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.44%
        14,177   ARKANSAS BEST CORPORATION<<                                                                              376,399
        45,362   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                    86,896
         9,044   CON-WAY INCORPORATED                                                                                     252,961
         3,232   CONTAINER CORPORATION OF INDIA                                                                            37,046
        42,000   COSCO PACIFIC LIMITED                                                                                     31,134
         3,880   DSV A/S                                                                                                   42,407
        28,000   EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                   14,862
         2,389   FORD OTOMOTIV SANAYI AS                                                                                    6,704
        12,658   FORWARD AIR CORPORATION                                                                                  292,653
         9,000   FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                     41,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
         1,400   HITACHI TRANSPORT SYSTEM LIMITED                                                                  $       20,278
        23,800   LANDSTAR SYSTEM INCORPORATED                                                                             764,932
         3,167   MAINFREIGHT LIMITED                                                                                        8,446
         8,000   MITSUBISHI LOGISTICS CORPORATION                                                                          90,383
        26,993   MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                              140,658
        39,000   NIPPON EXPRESS COMPANY LIMITED                                                                           175,273
         3,000   NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                    29,244
        13,030   OLD DOMINION FREIGHT LINE+                                                                               310,114
        16,000   SANKYU INCORPORATED                                                                                       61,655
           700   SCANIA AB                                                                                                  5,451
         6,000   SEINO HOLDINGS COMPANY LIMITED                                                                            30,442
         2,000   SHIBUSAWA WAREHOUSE COMPANY LIMITED THE                                                                   10,414
        61,300   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                               63,001
        25,500   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             1,468,800
        31,428   WERNER ENTERPRISES INCORPORATED                                                                          546,219
        33,992   YRC WORLDWIDE INCORPORATED+<<                                                                            135,288
                                                                                                                        5,042,992
                                                                                                                   --------------
MULTI MEDIA: 0.00%
         1,710   SANOMAWSOY OYJ                                                                                            23,814
                                                                                                                   --------------
MULTI-INDUSTRY COMPANIES: 0.01%
        49,000   FRASER & NEAVE LIMITED                                                                                    92,778
                                                                                                                   --------------
NEWSPAPERS: 0.00%
           105   AXEL SPRINGER AG                                                                                           6,014
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.64%
         3,830   ACOM COMPANY LIMITED                                                                                     151,745
         3,000   AEON CREDIT SERVICE COMPANY LIMITED                                                                       37,618
         2,600   AIFUL CORPORATION                                                                                          6,640
        38,280   AMERICAN EXPRESS COMPANY                                                                                 892,307
        70,382   AMERICREDIT CORPORATION+<<                                                                               517,308
           462   BANCA ITALEASE SPA                                                                                         1,929
         1,251   BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                    7,588
         7,122   BRADFORD & BINGLEY PLC(a)                                                                                  2,191
        13,526   CAPITAL ONE FINANCIAL CORPORATION<<                                                                      465,430
        44,650   CAPITAL SOURCE INCORPORATED<<                                                                            232,627
         9,852   CATTLES PLC                                                                                                7,664
         1,200   CENTURY LEASING SYSTEM INCORPORATED                                                                       10,685
        56,879   CIT GROUP INCORPORATED<<                                                                                 189,976
        22,163   CREDIT SUISSE GROUP                                                                                      649,552
        89,642   DISCOVER FINANCIAL SERVICES                                                                              917,038
        33,007   FANNIE MAE+                                                                                               38,288
        17,820   FINANSBANK AS TURKEY                                                                                      54,103
       217,803   FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                  100,301
       145,900   FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                     406,567
           700   FUYO GENERAL LEASE COMPANY LIMITED                                                                        11,294
         4,600   HITACHI CAPITAL CORPORATION                                                                               40,947
         4,265   HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                                  6,317
         2,700   IBJ LEASING COMPANY LIMITED                                                                               44,271
        26,947   IFCI LIMITED                                                                                               8,919
        60,729   INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                        64,024
         4,261   INTERNATIONAL PERSONAL FINANCE PLC                                                                         9,190
         6,011   IRISH LIFE & PERMANENT PLC                                                                                12,963
         3,340   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                 55,887
           263   ORIX CORPORATION ADR                                                                                       8,253
        34,591   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                   659,650
         5,321   POWER FINANCE CORPORATION LIMITED                                                                         11,921
         3,750   PROMISE COMPANY LIMITED                                                                                   77,383

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
         2,677   PROVIDENT FINANCIAL PLC                                                                           $       35,494
        16,616   REDECARD SA                                                                                              192,997
           600   RICOH LEASING COMPANY LIMITED                                                                              8,510
        10,322   SAMPO OYJ                                                                                                192,131
           847   SAMSUNG CARD COMPANY LIMITED                                                                              20,584
            15   SHINKIN CENTRAL BANK                                                                                      52,178
         7,572   SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                                 34,031
        96,000   SLM CORPORATION+                                                                                         884,160
         8,000   TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                    17,894
         3,100   TOKYO LEASING COMPANY                                                                                     16,159
       232,069   TRANSCEND INFORMATION INCORPORATED                                                                       106,469
         1,256   TREE.COM INCORPORATED+                                                                                     2,298
        20,453   TURKIYE HALK BANKASI AS                                                                                   54,247
                                                                                                                        7,317,728
                                                                                                                   --------------
NON-FERROUS METALS: 0.00%
         1,200   SUMITOMO TITANIUM CORPORATION                                                                             30,276
                                                                                                                   --------------
OIL & GAS EXPLORATION: 0.01%
         4,802   GRAN TIERRA ENERGY INCORPORATED+                                                                          12,352
         4,855   KAROON GAS AUSTRALIA LIMITED+                                                                              7,406
        16,285   NEW ZEALAND OIL & GAS LIMITED                                                                             11,732
         5,200   W&T OFFSHORE INCORPORATED                                                                                 72,800
                                                                                                                          104,290
                                                                                                                   --------------
OIL & GAS EXTRACTION: 4.90%
           845   ABAN OFFSHORE LIMITED                                                                                     11,724
         1,639   ADDAX PETROLEUM CORPORATION                                                                               25,837
         1,122   ADVANTAGE ENERGY                                                                                           5,763
           520   ALTAGAS INCORPORATEDOME TRUST                                                                              6,973
        17,156   ANADARKO PETROLEUM CORPORATION                                                                           704,254
         2,300   AOC HOLDINGS INCORPORATED                                                                                 12,384
        12,193   APACHE CORPORATION                                                                                       942,519
        16,865   ARENA RESOURCES INCORPORATED+                                                                            446,417
           879   ARKEMA                                                                                                    17,023
        19,379   ARROW ENERGY NL+                                                                                          26,863
        15,764   ATLAS AMERICA INCORPORATED                                                                               236,302
        24,418   ATWOOD OCEANICS INCORPORATED+                                                                            441,966
        19,186   AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                 31,462
         2,755   BANKERS PETROLEUM LIMITED+                                                                                 2,177
        43,986   BEACH PETROLEUM LIMITED                                                                                   25,159
        16,987   BERRY PETROLEUM COMPANY CLASS A                                                                          198,918
        73,489   BG GROUP PLC                                                                                           1,048,791
         7,899   BHARAT PETROLEUM CORPORATION LIMITED                                                                      56,345
         1,758   BIRCHCLIFF ENERGY LIMITED+                                                                                 7,853
        60,300   BJ SERVICES COMPANY                                                                                      722,997
           617   BONAVISTA ENERGY TRUST                                                                                     8,955
           680   BOURBON SA                                                                                                18,814
       402,755   BP PLC                                                                                                 3,264,305
         4,750   BURU ENERGY LIMITED+                                                                                         561
        20,269   CABOT OIL & GAS CORPORATION                                                                              607,462
         2,876   CAIRN ENERGY PLC+                                                                                         75,173
        94,355   CAIRN INDIA LIMITED+                                                                                     269,990
           425   CALFRAC WELL SERVICES LIMITED                                                                              4,181
        11,327   CANADIAN NATURAL RESOURCES LIMITED                                                                       474,927
         4,718   CANADIAN OIL SANDS TRUST                                                                                  95,981
        19,608   CHENIERE ENERGY INCORPORATED+<<                                                                           61,569
        26,370   CHESAPEAKE ENERGY CORPORATION                                                                            453,037
     1,174,000   CHINA PETROLEUM & CHEMICAL CORPORATION                                                                   783,042
           255   CIA ESPANOLA DE PETROLEOS SA                                                                              22,043

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
OIL & GAS EXTRACTION (continued)
        16,456   CIMAREX ENERGY COMPANY                                                                            $      466,857
        80,000   CNPC (HONG KONG) LIMITED                                                                                  25,253
         9,300   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                76,167
         1,801   COMPTON PETROLEUM CORPORATION+                                                                             1,743
         8,766   COMSTOCK RESOURCES INCORPORATED+                                                                         367,558
         3,414   CONNACHER OIL & GAS LIMITED+                                                                               3,303
         1,363   CORRIDOR RESOURCES INCORPORATED+                                                                           2,638
        30,000   COSMO OIL COMPANY LIMITED                                                                                 74,433
         1,252   CRESCENT POINT ENERGY TRUST                                                                               26,722
           839   CREW ENERGY INCORPORATED+                                                                                  3,308
         1,383   DANA PETROLEUM PLC+                                                                                       18,600
        29,053   DELTA PETROLEUM CORPORATION+<<                                                                           165,893
        46,481   DENBURY RESOURCES INCORPORATED+                                                                          442,964
        15,405   DEVON ENERGY CORPORATION                                                                               1,114,398
         3,234   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 238,669
        11,000   DNO ASA                                                                                                   10,290
         3,983   DRAGON OIL PLC+                                                                                            8,895
        16,540   ENCANA CORPORATION                                                                                       777,388
       671,000   ENERGI MEGA PERSADA                                                                                        8,035
         2,124   ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                     22,664
        25,459   ENERGY WORLD CORPORATION LIMITED+                                                                          5,817
         1,978   ENERPLUS RESOURCES                                                                                        45,295
         9,439   ENI SPA<<                                                                                                433,250
        28,642   ENSCO INTERNATIONAL INCORPORATED                                                                         928,287
         2,021   ENSIGN ENERGY SERVICES INCORPORATED                                                                       22,586
        12,248   EOG RESOURCES INCORPORATED                                                                             1,041,325
        25,609   EQUITABLE RESOURCES INCORPORATED                                                                         854,572
        66,813   ESSAR OIL LIMITED                                                                                        100,485
         1,056   ESTABLISSEMENTS MAUREL ET PROM                                                                            12,142
        15,154   FOREST OIL CORPORATION+                                                                                  264,437
           397   FRED OLSEN ENERGY ASA                                                                                     11,237
         1,079   GALLEON ENERGY INCORPORATED A+                                                                             3,637
         4,457   GALP ENERGIA SGPS SA                                                                                      48,946
       222,601   GAZPROM ADR                                                                                            3,850,997
        38,562   GLOBAL INDUSTRIES LIMITED+<<                                                                             113,758
        11,531   GOODRICH PETROLEUM CORPORATION+<<                                                                        415,923
       110,218   GREY WOLF INCORPORATED+                                                                                  603,995
         5,054   GRUPA LOTOS SA                                                                                            21,140
        43,238   HALLIBURTON COMPANY                                                                                      760,987
           932   HARVEST ENERGY TRUST                                                                                       9,619
        15,268   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                98,173
         1,450   HELLENIC PETROLEUM SA                                                                                     11,018
        18,189   HELMERICH & PAYNE INCORPORATED                                                                           461,273
        51,809   HERCULES OFFSHORE INCORPORATED+                                                                          301,528
           983   HIGHPINE OIL & GAS LIMITED+                                                                                4,518
       170,189   HONG KONG & CHINA GAS COMPANY LIMITED                                                                    304,988
        61,794   HORIZON OIL LIMITED+                                                                                       5,704
         5,100   HUSKY ENERGY INCORPORATED                                                                                126,945
         1,100   IDEMITSU KOSAN COMPANY LIMITED                                                                            68,430
         1,591   IMPERIAL ENERGY CORPORATION PLC+                                                                          24,413
         7,020   INDIAN OIL CORPORATION LIMITED                                                                            58,005
         1,600   JAPAN PETROLEUM EXPLORATION COMPANY                                                                       64,243
         8,325   JOHN WOOD GROUP PLC                                                                                       27,426
        54,318   KEY ENERGY SERVICES INCORPORATED+                                                                        258,011
        40,643   LUKOIL ADR<<                                                                                           1,300,576
         3,959   LUNDIN PETROLEUM AB+                                                                                      19,307
           303   MAJOR DRILLING GROUP INTERNATIONAL                                                                         3,332
         9,088   MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                                6,315
       174,000   MEDCO ENERGI INTERNASIONAL TBK PT                                                                         27,076
         3,319   MOL HUNGARIAN OIL & GAS PLC                                                                              174,059
         2,609   NESTE OIL OYJ LIMITED                                                                                     36,772
        26,219   NEWFIELD EXPLORATION COMPANY+                                                                            592,025
        11,000   NEXEN INCORPORATED                                                                                       215,441

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
OIL & GAS EXTRACTION (continued)
        14,594   NEXUS ENERGY LIMITED+                                                                             $        4,315
           855   NIKO RESOURCES LIMITED                                                                                    39,351
        37,000   NIPPON MINING HOLDINGS INCORPORATED                                                                      109,431
        66,000   NIPPON OIL CORPORATION                                                                                   248,599
        13,204   NOBLE CORPORATION                                                                                        353,735
         8,431   NOBLE ENERGY INCORPORATED                                                                                440,773
        15,171   NORSK HYDRO ASA                                                                                           55,321
         1,005   NUVISTA ENERGY LIMITED+                                                                                    6,272
        30,762   OCCIDENTAL PETROLEUM CORPORATION                                                                       1,665,455
        10,488   OCEANEERING INTERNATIONAL INCORPORATED+                                                                  270,800
        26,383   OIL & NATURAL GAS CORPORATION LIMITED                                                                    368,809
        37,539   OIL REFINERIES LIMITED                                                                                    14,548
        38,270   OIL SEARCH LIMITED                                                                                       124,612
         3,636   OILEXCO INCORPORATED+                                                                                      6,948
         3,134   OMV AG                                                                                                    79,438
         2,891   OPTI CANADA INCORPORATED+                                                                                  5,128
        39,763   ORIGIN ENERGY LIMITED                                                                                    419,140
         3,013   PACIFIC RUBIALES ENERGY CORPORATION+                                                                       7,774
         2,004   PENGROWTH ENERGY TRUST                                                                                    17,694
         3,356   PENN WEST ENERGY TRUST                                                                                    48,809
        10,100   PETRO-CANADA                                                                                             254,088
         1,832   PETROBANK ENERGY & RESOURCES LIMITED+                                                                     34,271
     1,476,000   PETROCHINA COMPANY LIMITED                                                                             1,220,697
         5,134   PETROFAC LIMITED                                                                                          26,808
       157,362   PETROLEO BRASILEIRO SA                                                                                 1,649,755
         2,756   PETROLEUM GEO-SERVICES ASA+                                                                               12,524
           823   PEYTO ENERGY TRUST                                                                                         6,702
           910   PRECISION DRILLING TRUST                                                                                   7,360
         1,318   PREMIER OIL PLC+                                                                                          15,373
        32,931   PRIDE INTERNATIONAL INCORPORATED+                                                                        533,812
           845   PROEX ENERGY LIMITED+                                                                                      7,726
         4,700   PROSAFE ASA                                                                                               17,713
         4,255   PROVIDENT ENERGY TRUST                                                                                    20,894
       102,181   PTT AROMATICS & REFINING PCL                                                                              22,469
            92   PTT AROMATICS & REFINING PCL (FOREIGN)                                                                        20
        75,400   PTT EXPLORATION & PRODUCTION PCL                                                                         201,139
        25,400   PTT PCL                                                                                                  106,256
        31,800   PTT PCL (FOREIGN)                                                                                        134,480
        20,267   QUICKSILVER RESOURCES INCORPORATED+                                                                      126,263
        30,460   RANGE RESOURCES CORPORATION                                                                            1,263,176
         1,475   REAL RESOURCES INCORPORATED+                                                                              13,511
        16,939   REPSOL YPF SA                                                                                            326,378
         8,115   ROC OIL COMPANY LIMITED+                                                                                   3,997
        59,762   ROYAL DUTCH SHELL PLC CLASS B                                                                          1,569,191
         5,392   SAIPEM SPA                                                                                                83,763
        17,992   SANDRIDGE ENERGY INCORPORATED+<<                                                                         159,409
        26,864   SANTOS LIMITED                                                                                           267,818
        44,700   SAPURACREST PETROLEUM BHD                                                                                  9,114
         6,286   SARAS SPA                                                                                                 23,645
           839   SAVANNA ENERGY SERVICES CORPORATION                                                                        4,993
        57,900   SCHLUMBERGER LIMITED                                                                                   2,937,846
         9,187   SEACOR HOLDINGS INCORPORATED+<<                                                                          607,536
         9,200   SHOWA SHELL SEKIYU KK                                                                                     76,400
        16,788   SNAM RETE GAS SPA                                                                                         87,899
           834   SOCO INTERNATIONAL+                                                                                       19,089
        16,891   SOUTHWESTERN ENERGY COMPANY+                                                                             580,544
        26,974   ST. MARY LAND & EXPLORATION COMPANY<<                                                                    542,447
        21,032   STONE ENERGY CORPORATION+<<                                                                              349,552
         9,340   SUNSHINE GAS LIMITED+                                                                                     21,377
        15,087   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   254,216
        59,685   SURGUTNEFTEGAZ                                                                                           122,354
       172,074   SURGUTNEFTEGAZ ADR<<                                                                                   1,097,832
        18,770   SWIFT ENERGY COMPANY+                                                                                    401,115

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
OIL & GAS EXTRACTION (continued)
        21,400   TALISMAN ENERGY INCORPORATED                                                                      $      197,400
         2,122   TECHNIP SA+                                                                                               64,950
           501   TESCO CORPORATION+(a)                                                                                      2,787
        32,721   TETRA TECHNOLOGIES INCORPORATED+                                                                         157,715
        10,613   TIDEWATER INCORPORATED                                                                                   419,001
        12,000   TONENGENERAL SEKIYU KK                                                                                   115,780
        46,350   TOTAL SA                                                                                               2,435,130
        15,607   TRANSOCEAN INCORPORATED                                                                                1,043,796
         1,946   TRICAN WELL SERVICE LIMITED                                                                               12,192
         2,600   TRINIDAD DRILLING LIMITED                                                                                 10,587
        15,256   TULLOW OIL PLC                                                                                           123,086
        29,992   ULTRA PETROLEUM CORPORATION+                                                                           1,218,575
         7,531   UTS ENERGY CORPORATION+                                                                                    4,919
         2,097   VENTURE PRODUCTION PLC+                                                                                   13,072
           485   VERMILION ENERGY TRUST                                                                                    10,477
        33,332   WEATHERFORD INTERNATIONAL LIMITED+                                                                       425,650
         1,617   WESTERNZAGROS RESOURCES LIMITED+                                                                           1,017
         8,176   WHITING PETROLEUM CORPORATION+                                                                           313,141
        20,421   WOODSIDE PETROLEUM LIMITED                                                                               485,770
        27,113   XTO ENERGY INCORPORATED                                                                                1,036,801
                                                                                                                       56,305,908
                                                                                                                   --------------
OIL FIELD SERVICES: 0.00%
         1,314   FUGRO NV                                                                                                  41,866
                                                                                                                   --------------
OIL SERVICES: 0.00%
           225   SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                                  7,397
                                                                                                                   --------------
PAPER & ALLIED PRODUCTS: 0.46%
        25,300   ABITIBIBOWATER INCORPORATED+<<                                                                            17,457
         1,791   AHLSTROM OYJ                                                                                              18,376
        20,668   BEMIS COMPANY INCORPORATED                                                                               558,449
        10,000   C C LAND HOLDINGS LIMITED                                                                                  1,420
         6,792   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                          112,090
         2,817   CORPORATE EXPRESS AUSTRALIA LIMITED                                                                        7,972
         6,000   DAIO PAPER CORPORATION                                                                                    63,686
        98,115   DOMTAR CORPORATION+                                                                                      137,361
         4,990   DS SMITH PLC                                                                                               4,359
         4,355   GREIF INCORPORATED CLASS A                                                                               144,368
         5,000   HOKUETSU PAPER MILLS LIMITED                                                                              22,087
         1,100   HOLMEN AB CLASS B                                                                                         26,590
       186,000   INDAH KIAT PULP AND PAPER CORPORATION TBK PT+                                                             12,457
        15,700   INTERNATIONAL PAPER COMPANY                                                                              195,465
        15,416   KIMBERLY-CLARK CORPORATION                                                                               890,891
        12,000   LEE & MAN PAPER MANUFACTURING LIMITED                                                                      4,190
           155   MAYR-MELNHOF KARTON AG                                                                                     9,457
        15,000   MITSUBISHI PAPER MILLS LIMITED                                                                            25,147
         5,436   MONDI PLC                                                                                                 13,955
           682   MONDI SWIECIE SA                                                                                           8,422
         8,594   NEENAH PAPER INCORPORATED                                                                                 70,299
        33,000   NINE DRAGONS PAPER HOLDINGS LIMITED                                                                        6,153
            47   NIPPON PAPER GROUP INCORPORATED                                                                          156,777
           500   NORSKE SKOGINDUSTRIER ASA                                                                                  1,216
        45,182   OFFICEMAX INCORPORATED                                                                                   246,242
        41,000   OJI PAPER COMPANY LIMITED                                                                                198,216
        20,716   PACKAGING CORPORATION OF AMERICA                                                                         309,290
        26,800   PACTIV CORPORATION+<<                                                                                    669,732
        16,239   PAPERLINX LIMITED                                                                                         11,225
           516   POTLATCH CORPORATION                                                                                      13,767
        12,000   RENGO COMPANY LIMITED                                                                                     73,956
        11,766   SAPPI LIMITED                                                                                             42,197

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
PAPER & ALLIED PRODUCTS (continued)
         1,521   SMURFIT KAPPA GROUP PLC                                                                           $        3,588
           558   SOCIETE BIC SA                                                                                            28,382
        20,066   SONOCO PRODUCTS COMPANY                                                                                  503,657
        11,500   STORA ENSO OYJ                                                                                            93,665
         1,000   SVENSKA CELLULOSA AB CLASS A                                                                               7,922
         5,700   SVENSKA CELLULOSA AB CLASS B+                                                                             45,761
         7,000   SVENSKA CELLULOSA AB CLASS B                                                                              56,587
        10,443   UPM-KYMMENE OYJ                                                                                          150,667
        32,782   WAUSAU PAPER CORPORATION                                                                                 337,327
        80,580   YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                         16,814
                                                                                                                        5,317,639
                                                                                                                   --------------
PERSONAL SERVICES: 0.32%
        26,600   CINTAS CORPORATION                                                                                       638,932
        67,011   H & R BLOCK INCORPORATED                                                                               1,281,920
         3,350   PANTALOON RETAIL INDIA LIMITED                                                                            13,970
        25,565   REGIS CORPORATION                                                                                        280,959
        53,978   SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                                    234,804
       164,643   SERVICE CORPORATION INTERNATIONAL US                                                                     958,222
         6,625   WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                             187,488
         8,237   WORLEYPARSONS LIMITED                                                                                     73,327
                                                                                                                        3,669,622
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.02%
        59,238   POLISH OIL & GAS                                                                                          70,495
        17,253   ASHLAND INCORPORATED                                                                                     164,766
         5,728   CALTEX AUSTRALIA LIMITED                                                                                  27,968
        73,566   CHEVRON CORPORATION                                                                                    5,812,450
        78,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                        65,313
       677,000   CNOOC LIMITED                                                                                            555,065
           689   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                            11,375
        50,399   CONOCOPHILLIPS                                                                                         2,646,956
        35,715   ENI SPA                                                                                                  810,645
           890   ERG SPA                                                                                                   12,039
       186,122   EXXON MOBIL CORPORATION                                                                               14,917,678
       135,000   FORMOSA PETROCHEMICAL CORPORATION                                                                        284,751
        19,923   FRONTIER OIL CORPORATION                                                                                 237,881
        27,018   HEADWATERS INCORPORATED+<<                                                                               153,462
        14,340   HESS CORPORATION                                                                                         774,934
         4,030   HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                   19,223
        17,956   HOLLY CORPORATION                                                                                        326,620
         5,700   IMPERIAL OIL LIMITED                                                                                     192,987
            40   INPEX HOLDINGS INCORPORATED                                                                              256,289
        25,961   MARATHON OIL CORPORATION                                                                                 679,652
           681   MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                                   7,240
         9,249   MURPHY OIL CORPORATION                                                                                   407,418
         9,695   PETROL OFISI                                                                                              16,773
       113,000   PETRON CORPORATION                                                                                        10,230
        45,300   PETRONAS DAGANGAN BHD                                                                                     90,084
         1,138   PETROPLUS HOLDINGS AG+                                                                                    21,315
        20,924   POLSKI KONCERN NAFTOWY ORLEN SA                                                                          184,567
         1,096   PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                               3,226
        60,630   RELIANCE PETROLEUM LIMITED+                                                                               89,419
        77,889   ROYAL DUTCH SHELL PLC CLASS A                                                                          2,076,036
         4,940   S-OIL CORPORATION                                                                                        222,067
         3,246   SBM OFFSHORE NV                                                                                           50,768
         5,266   SEADRILL LIMITED                                                                                          42,977
        14,200   SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                           34,490
        10,000   SINGAPORE PETROLEUM COMPANY LIMITED                                                                       14,012
         2,657   SK CORPORATION                                                                                           156,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         5,232   SK ENERGY COMPANY LIMITED                                                                         $      242,755
        19,875   STATOIL ASA                                                                                              337,188
        20,000   SUNCOR ENERGY INCORPORATED                                                                               461,216
        24,179   SUNOCO INCORPORATED<<                                                                                    960,873
        27,592   TESORO CORPORATION                                                                                       253,570
        37,200   THAI OIL PCL                                                                                              19,927
        23,000   TOHO GAS COMPANY LIMITED                                                                                 133,599
         7,366   TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                     70,729
        19,051   VALERO ENERGY CORPORATION                                                                                349,586
        12,918   WORLD FUEL SERVICES CORPORATION                                                                          468,923
                                                                                                                       34,745,877
                                                                                                                   --------------
PHARMACEUTICALS: 0.01%
        23,077   SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                   85,385
                                                                                                                   --------------
PHARMACEUTICALS: 0.03%
        17,596   AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                                 383,241
         1,037   LABORATORIOS ALMIRALL SA+                                                                                  9,426
                                                                                                                          392,667
                                                                                                                   --------------
PIPELINES: 0.04%
        16,629   APA GROUP                                                                                                 29,602
        64,000   CHINA GAS HOLDINGS LIMITED                                                                                 6,241
         1,357   FORT CHICAGO ENERGY PARTNERS LP                                                                            7,670
        18,730   IBERDROLA RENOVABLES+                                                                                     63,142
         1,727   INTER PIPELINE                                                                                            10,012
         1,032   PEMBINA PIPELINE                                                                                          12,365
        12,200   TRANSCANADA CORPORATION                                                                                  321,477
                                                                                                                          450,509
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 1.12%
         4,000   AICHI STEEL CORPORATION                                                                                   12,485
        20,271   AK STEEL HOLDING CORPORATION                                                                             159,735
        29,865   ALCOA INCORPORATED                                                                                       321,347
        18,782   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      431,047
       266,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                    122,842
         9,419   AQUARIUS PLATINUM LIMITED                                                                                 20,341
         1,700   ASAHI PRETEC CORPORATION                                                                                  22,010
        31,298   ASHOK LEYLAND LIMITED                                                                                      8,742
        19,925   BELDEN CDT INCORPORATED                                                                                  347,094
           773   BOSCH LIMITED                                                                                             46,062
         5,425   CAP SA                                                                                                    65,710
        21,124   CARPENTER TECHNOLOGY CORPORATION                                                                         351,926
       617,856   CHINA STEEL CORPORATION                                                                                  412,904
         2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                         17,041
        53,000   CHUNG HUNG STEEL CORPORATION                                                                              14,208
        26,239   CIA SIDERURGICA NACIONAL SA                                                                              302,503
        30,740   COMMSCOPE INCORPORATED+                                                                                  347,055
        19,866   CURTISS-WRIGHT CORPORATION                                                                               663,524
         3,163   DONGKUK STEEL MILL COMPANY LIMITED                                                                        49,796
           164   EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                         21,856
        15,612   EL EZZ STEEL COMPANY                                                                                      29,671
        34,381   EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                     82,736
         3,309   EXXARO RESOURCES LIMITED                                                                                  23,752
        38,690   FENG HSIN IRON & STEEL COMPANY                                                                            35,282
        22,461   GENERAL CABLE CORPORATION+<<                                                                             370,831
         1,742   GERDAU AMERISTEEL CORPORATION                                                                              7,585
        28,411   GERDAU SA                                                                                                151,504
         7,000   GODO STEEL LIMITED                                                                                        18,796

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
PRIMARY METAL INDUSTRIES (continued)
         1,593   HIGHVELD STEEL AND VANADIUM CORPORATION LIMITED                                                   $       10,212
         8,000   HITACHI METALS LIMITED                                                                                    47,746
         9,683   HUBBELL INCORPORATED CLASS B                                                                             289,522
         3,539   HYUNDAI STEEL COMPANY                                                                                     79,844
        25,800   JFE HOLDINGS INCORPORATED                                                                                627,921
        68,397   JSC MMC NORILSK NICKEL ADR                                                                               492,458
         9,233   JSW STEEL LIMITED                                                                                         35,040
        24,000   KURIMOTO LIMITED                                                                                          15,647
           700   KYOEI STEEL LIMITED                                                                                       10,437
           903   LINDAB INTERNATIONAL AB                                                                                    5,695
         3,600   MARUICHI STEEL TUBE LIMITED                                                                               86,621
        13,941   MATTHEWS INTERNATIONAL CORPORATION                                                                       569,211
        65,000   MIDAS HOLDINGS LIMITED                                                                                    20,512
        10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                            24,936
        12,239   MITTAL STEEL SOUTH AFRICA LIMITED                                                                        105,968
        22,764   MUELLER INDUSTRIES INCORPORATED                                                                          530,401
         1,152   MYTILINEOS HOLDINGS SA                                                                                     6,530
        14,000   NAKAYAMA STEEL WORKS LIMITED                                                                              40,083
     5,418,300   NAKORNTHAI STRIP MILL PCL+                                                                                16,803
        19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                     21,712
       284,000   NIPPON STEEL CORPORATION                                                                                 888,881
         4,500   NIPPON YAKIN KOGYO COMPANY LIMITED                                                                        10,356
        21,000   NSK LIMITED                                                                                               77,562
        14,000   NUCOR CORPORATION                                                                                        499,520
        36,134   ONESTEEL LIMITED                                                                                          61,424
        33,800   PARKSON HOLDINGS BHD                                                                                      31,818
        39,075   POLIMEX MOSTOSTAL SA                                                                                      41,626
         4,999   POSCO                                                                                                  1,121,337
         6,833   PRECISION CASTPARTS CORPORATION                                                                          428,429
         2,052   RAUTARUUKKI OYJ                                                                                           31,377
        10,178   RTI INTERNATIONAL METALS INCORPORATED+                                                                   122,340
         9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                       23,496
        54,000   SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                                 5,066
        35,805   STEEL AUTHORITY OF INDIA LIMITED                                                                          48,205
        28,544   TATA STEEL LIMITED                                                                                        87,044
         9,357   TENARIS SA                                                                                                98,157
        12,042   TEXAS INDUSTRIES INCORPORATED<<                                                                          364,150
         7,288   THYSSENKRUPP AG                                                                                          147,780
           684   TIMMINCO LIMITED+                                                                                          2,758
        17,991   TITANIUM METALS CORPORATION                                                                              152,024
         3,000   TOHO ZINC COMPANY LIMITED                                                                                  6,154
         1,800   TOPRE CORPORATION                                                                                         15,532
         9,000   TOPY INDUSTRIES LIMITED                                                                                   17,048
        17,256   TREDEGAR CORPORATION                                                                                     271,264
        56,000   TUNG HO STEEL ENTERPRISE CORPORATION                                                                      35,616
         4,410   UNITED STATES STEEL CORPORATION                                                                          134,064
         8,194   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                    77,908
         7,024   WELSPUN-GUJARAT STAHL LIMITED                                                                             11,454
        39,535   WORTHINGTON INDUSTRIES<<                                                                                 525,025
         2,500   YAMATO KOGYO COMPANY LIMITED                                                                              56,080
         6,000   YODOGAWA STEEL WORKS LIMITED                                                                              24,253
                                                                                                                       12,913,432
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.54%
        34,567   ACCO BRANDS CORPORATION+                                                                                  31,802
         6,597   AGGREKO PLC                                                                                               45,636
        26,940   AMERICAN GREETINGS CORPORATION CLASS A                                                                   310,349
        56,199   BELO CORPORATION CLASS A                                                                                 108,464
        17,150   BOWNE & COMPANY INCORPORATED                                                                              61,054
        21,395   CBS CORPORATION CLASS B                                                                                  142,491
         5,850   COMPAGNIE INDUSTRIALI RIUNITE                                                                              5,445
        29,000   DAI NIPPON PRINTING COMPANY LIMITED                                                                      306,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
        46,418   GANNETT COMPANY INCORPORATED<<                                                                    $      404,301
        30,066   HARTE HANKS INCORPORATED                                                                                 179,494
        22,001   HAYS PLC                                                                                                  24,933
           783   HEIDELBERGER DRUCKMASCHINEN AG                                                                             4,427
        93,124   IDEARC INCORPORATED+<<                                                                                    11,175
         3,237   INTERTEK GROUP PLC                                                                                        37,678
        22,300   JOHN WILEY & SONS INCORPORATED                                                                           801,908
         2,905   JOHNSTON PRESS PLC                                                                                           339
           600   KADOKAWA GROUP HOLDINGS INCORPORATED                                                                      13,469
         4,000   KOMORI CORPORATION                                                                                        42,806
        36,614   MCCLATCHY COMPANY CLASS A<<                                                                               71,397
        16,991   MEREDITH CORPORATION<<                                                                                   274,235
        30,801   MSCI INCORPORATED+                                                                                       475,259
        18,457   NASPERS LIMITED                                                                                          284,609
        24,968   NEW YORK TIMES COMPANY CLASS A<<                                                                         188,259
         1,000   NICHII GAKKAN COMPANY                                                                                     11,234
         1,600   NISSHA PRINTING COMPANY LIMITED                                                                           74,543
         2,104   PAGESJAUNES SA                                                                                            19,381
        16,191   PEARSON PLC                                                                                              154,897
         1,137   PROMOTORA DE INFORMACIONES SA                                                                              4,138
        18,608   PUBLISHING & BROADCASTING LIMITED                                                                         27,586
           541   QUEBECOR INCORPORATED                                                                                      7,390
         2,518   RANDSTAD HOLDINGS NV                                                                                      47,121
           600   SCHIBSTED ASA                                                                                              6,474
        10,837   SERCO GROUP PLC                                                                                           66,476
         7,526   SEVEN NETWORK LIMITED                                                                                     27,052
        67,000   SINGAPORE PRESS HOLDINGS LIMITED                                                                         157,790
        33,600   STAR PUBLICATIONS LIMITED                                                                                 27,724
           503   TELEGRAAF MEDIA GROEP NV                                                                                   6,167
         3,900   THOMSON CORPORATION                                                                                       96,101
        28,000   TOPPAN PRINTING COMPANY LIMITED                                                                          209,585
         1,036   TORSTAR CORPORATION                                                                                        6,265
         1,052   TRANSCONTINENTAL INCORPORATED                                                                              8,525
        32,208   VALASSIS COMMUNICATIONS INCORPORATED+                                                                     47,668
        27,316   VIACOM INCORPORATED CLASS B+                                                                             434,871
        18,044   VISTAPRINT LIMITED+<<                                                                                    295,019
         1,117   WASHINGTON POST COMPANY CLASS B                                                                          442,220
         8,409   WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                28,184
         6,227   WOLTERS KLUWER NV                                                                                        105,474
         4,067   YELLOW PAGES INCOME FUND                                                                                  24,759
                                                                                                                        6,162,550
                                                                                                                   --------------
RAILROAD TRANSPORTATION: 0.65%
        78,069   ALL AMERICA LATINA LOGISTICA                                                                              58,991
        10,000   CANADIAN NATIONAL RAILWAY COMPANY                                                                        352,604
         3,200   CANADIAN PACIFIC RAILWAY LIMITED                                                                         103,209
            89   CENTRAL JAPAN RAILWAY COMPANY                                                                            754,356
       258,000   CHINA RAILWAY GROUP LIMITED CLASS H+                                                                     171,691
        19,800   CSX CORPORATION                                                                                          737,352
           181   EAST JAPAN RAILWAY COMPANY                                                                             1,400,099
        13,800   GENESEE & WYOMING INCORPORATED+                                                                          419,244
        55,000   HANKYU HANSHIN HOLDINGS INCORPORATED                                                                     273,838
        17,357   KANSAS CITY SOUTHERN+                                                                                    380,465
        24,000   KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                  103,006
        21,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                          177,385
        27,000   KEIO CORPORATION                                                                                         146,021
        15,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                   78,187
        74,000   KINTETSU CORPORATION                                                                                     295,707
        53,692   MTR CORPORATION LIMITED                                                                                  119,779
        37,000   NAGOYA RAILROAD COMPANY LIMITED                                                                          114,044
        24,000   NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                  104,348
        19,000   NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                     74,767

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
RAILROAD TRANSPORTATION (continued)
        13,800   NORFOLK SOUTHERN CORPORATION                                                                      $      682,686
        26,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                  198,570
        17,000   SAGAMI RAILWAY COMPANY LIMITED                                                                            70,813
        36,000   TOBU RAILWAY COMPANY LIMITED                                                                             195,170
       129,250   WAN HAI LINES LIMITED                                                                                     59,949
            87   WEST JAPAN RAILWAY COMPANY                                                                               386,199
                                                                                                                        7,458,480
                                                                                                                   --------------
REAL ESTATE: 0.93%
           433   AAREAL BANK AG                                                                                             3,119
        15,521   ABACUS PROPERTY GROUP                                                                                      2,817
         3,600   AEON MALL COMPANY LIMITED                                                                                 75,989
        44,000   AGILE PROPERTY HOLDINGS LIMITED                                                                           17,091
        18,000   ALLGREEN PROPERTIES LIMITED                                                                                4,805
        15,908   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        182,465
        17,000   ASCENDAS INDIA TRUST                                                                                       4,892
           200   ATRIUM COMPANY LIMITED                                                                                       522
        10,515   AUSTRALAND PROPERTY GROUP                                                                                  2,016
        17,805   BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                       5,057
           162   BEFIMMO SCA SICAFI                                                                                        13,144
        10,461   BRITISH LAND COMPANY PLC                                                                                  84,681
         5,214   BRIXTON PLC                                                                                                9,674
        40,600   BROOKFIELD PROPERTIES CORPORATION                                                                        304,451
         2,000   BUKIT SEMBAWANG ESTATES LIMITED                                                                            5,349
         5,382   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                          6,329
         1,016   CA IMMOBILIEN ANLAGEN AG+                                                                                  5,156
        27,000   CAPITACOMMERICAL TRUST                                                                                    12,719
        71,000   CAPITALAND LIMITED                                                                                       131,213
         3,300   CASTELLUM AB                                                                                              20,139
        55,000   CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                            11,253
        32,572   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             148,528
        13,000   CDL HOSPITALITY TRUSTS                                                                                     5,279
        53,000   CENTRAL PATTANA PCL                                                                                       14,491
        24,714   CENTRO PROPERTIES GROUP                                                                                    1,034
        35,798   CENTRO RETAIL GROUP                                                                                        2,114
        61,146   CFS RETAIL PROPERTY TRUST                                                                                 84,851
        71,000   CHAMPION REIT                                                                                             12,073
         5,583   CHARTER HALL GROUP                                                                                         1,103
        66,000   CHEUNG KONG HOLDINGS LIMITED                                                                             625,983
       162,000   CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                 211,739
        82,000   CHINA RESOURCES LAND LIMITED                                                                              95,230
            80   CHINA VANKE COMPANY LIMITED CLASS B                                                                           55
        43,696   CHINESE ESTATES HOLDINGS LIMITED                                                                          32,420
        20,000   CITY DEVELOPMENTS LIMITED                                                                                 77,369
         3,570   CITYCON OYJ                                                                                                6,902
        73,698   COMMONWEALTH PROPERTY OFFICE FUND                                                                         64,046
         1,137   CONWERT IMMOBILIEN INVEST SE+                                                                              5,906
       239,000   COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                                   44,460
        19,063   CROMWELL GROUP                                                                                             8,152
             5   DA OFFICE INVESTMENT CORPORATION                                                                           6,780
         5,400   DAIBIRU CORPORATION                                                                                       41,253
         7,000   DAIKYO INCORPORATED                                                                                        4,801
         4,100   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                 174,972
       123,342   DB RREEF TRUST                                                                                            68,101
         2,531   DERWENT VALLEY HOLDINGS PLC                                                                               27,174
        49,006   DLF LIMITED                                                                                              196,511
        11,760   ECHO INVESTMENT                                                                                            8,792
           637   EUROCOMMERCIAL PROPERTIES NV                                                                              19,339
         2,000   FABEGE AB                                                                                                  5,741
        38,557   FAR EAST CONSORTIUM                                                                                        4,148
        20,000   FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                                 11,813
           681   FIRST CAPITAL REALTY INCORPORATED                                                                          9,758

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
REAL ESTATE (continued)
        25,746   FIRST INDUSTRIAL REALTY TRUST INCORPORATED<<                                                      $      222,703
         8,948   FKP PROPERTY GROUP                                                                                         4,141
           333   FONCIERE DES REGIONS                                                                                      19,060
        11,888   FOREST CITY ENTERPRISES INCORPORATED                                                                      70,852
        14,033   FORESTAR REAL ESTATE GROUP INCORPORATED+<<                                                                64,973
        40,000   FRANSHION PROPERTIES CHINA LIMITED                                                                         7,683
             7   FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                               35,887
         2,050   GAZIT GLOBE LIMITED                                                                                        9,428
           481   GECINA SA                                                                                                 23,779
       158,600   GENTING INTERNATIONAL PLC+                                                                                41,439
             4   GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                             29,998
           310   GOLDCREST COMPANY LIMITED                                                                                  5,832
       273,900   GOLDEN LAND PROPERTY PCL                                                                                  12,723
       167,532   GPT GROUP                                                                                                104,186
        10,236   GREAT EAGLE HOLDINGS LIMITED                                                                               9,423
         1,892   GREAT PORTLAND ESTATES PLC                                                                                 7,349
        12,000   GREENTOWN CHINA HOLDINGS LIMITED                                                                           3,907
        68,800   GUANGZHOU R&F PROPERTIES                                                                                  42,914
        14,666   GUOCOLAND LIMITED                                                                                         12,457
         6,366   HAMMERSON PLC                                                                                             50,897
        32,000   HANG LUNG GROUP LIMITED                                                                                  106,690
        76,000   HANG LUNG PROPERTIES LIMITED                                                                             164,974
         6,500   HEIWA REAL ESTATE COMPANY LIMITED                                                                         14,875
           945   HELIOPOLIS HOUSING                                                                                         4,217
        18,000   HENDERSON INVESTMENTS LIMITED                                                                                875
        42,762   HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                               146,678
        51,000   HONGKONG LAND HOLDINGS LIMITED                                                                           122,400
        30,000   HOPEWELL HOLDINGS                                                                                         78,572
        10,000   HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                        4,183
         6,000   HOTEL PROPERTIES LIMITED                                                                                   3,555
         8,868   HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                              13,807
        25,830   HYSAN DEVELOPMENT COMPANY LIMITED                                                                         40,981
           314   ICADE                                                                                                     19,962
        56,200   IGB CORPORATION BHD                                                                                       19,129
         6,108   IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                            2,509
         6,839   IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                           3,165
         7,280   INDIABULLS REAL ESTATE LIMITED                                                                            13,886
        43,055   ING INDUSTRIAL FUND                                                                                       12,443
        58,086   ING OFFICE FUND                                                                                           41,997
        21,715   ING PROPERTY TRUST                                                                                         7,785
           855   IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                                 3,198
         1,008   IVG IMMOBILIEN AG                                                                                          4,738
             6   JAPAN EXCELLENT INCORPORATED                                                                              20,939
             4   JAPAN LOGISTICS FUND INCORPORATED                                                                         25,473
           300   JOINT CORPORATION                                                                                            535
         5,844   JONES LANG LASALLE INCORPORATED<<                                                                        139,263
             6   KENEDIX REALTY INVESTMENT                                                                                 11,503
        10,000   KEPPEL LAND LIMITED                                                                                        9,127
        26,053   KERRY PROPERTIES LIMITED                                                                                  57,974
        20,993   KIWI INCOME PROPERTY TRUST                                                                                11,715
         1,905   KLEPIERRE                                                                                                 38,740
        12,000   KOWLOON DEVELOPMENT COMPANY LIMITED                                                                        5,766
         1,731   KUNGSLEDEN                                                                                                 6,887
        18,000   KWG PROPERTY HOLDING LIMITED                                                                               3,829
         9,897   LAND SECURITIES GROUP PLC                                                                                144,251
        14,715   LEND LEASE CORPORATION LIMITED                                                                            75,447
         5,700   LEOPALACE21 CORPORATION                                                                                   53,735
         6,519   LIBERTY INTERNATIONAL PLC                                                                                 54,579
       644,500   LIPPO KARAWACI TBK PT                                                                                     49,027
           350   LUNDBERGFORETAGEN AB                                                                                      11,070
       128,255   MACQUAIRE OFFICE TRUST                                                                                    25,470
        51,572   MACQUARIE COUNTRYWIDE TRUST                                                                                9,908
        23,226   MACQUARIE DDR TRUST                                                                                        1,230

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
REAL ESTATE (continued)
        85,678   MACQUARIE GOODMAN GROUP                                                                           $       54,853
        71,000   MAPLETREE LOGISTICS TRUST                                                                                 15,775
       257,000   MEGAWORLD CORPORATION                                                                                      3,293
         4,470   MEINL EUROPEAN LAND LIMITED+                                                                              11,164
           149   METROVACESA SA                                                                                             9,427
           700   MI DEVELOPMENTS INCORPORATED                                                                               6,937
             5   MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                              7,404
        24,000   MIDLAND HOLDINGS LIMITED                                                                                   7,985
         9,000   MIRAMAR HOTEL & INVESTMENT                                                                                 5,694
        47,859   MIRVAC GROUP                                                                                              43,772
        17,147   MIRVAC REAL ESTATE INVESTMENT TRUST                                                                        4,296
        62,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                        924,868
        40,000   MITSUI FUDOSAN COMPANY LIMITED                                                                           616,726
        35,000   NEO-CHINA GROUP HOLDINGS LIMITED(a)                                                                       22,987
             4   NEW CITY RESIDENCE INVESTMENT CORPORATION(a)                                                                 594
        31,600   NEW WORLD CHINA LAND LIMITED                                                                               6,418
           429   NEXITY SA                                                                                                  4,377
             9   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                   6,943
             9   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                  4,896
         1,600   NOMURA REAL ESTATE HOLDING INCORPORATED                                                                   23,958
            40   NTT URBAN DEVELOPMENT CORPORATION                                                                         40,767
            12   ORIX JREIT INCORPORATED                                                                                   55,985
        36,602   PHH CORPORATION+<<                                                                                       278,907
             4   PREMIER INVESTMENT COMPANY                                                                                 7,207
           866   PSP SWISS PROPERTY AG                                                                                     36,080
         1,431   QUINTAIN ESTATES & DEVELOPMENT PLC+                                                                          806
        28,000   RUENTEX DEVELOPMENT COMPANY LIMITED                                                                       14,129
         1,261   SACYR VALLEHERMOSO SA                                                                                     12,194
         9,788   SEGRO PLC                                                                                                 33,579
         1,988   SHAFTESBURY PLC                                                                                            9,417
        30,000   SHENZHEN INVESTMENT LIMITED                                                                                3,577
        51,000   SHIMAO PROPERTY HOLDING LIMITED                                                                           30,773
         1,300   SHOEI                                                                                                     13,263
        79,000   SHUI ON LAND LIMITED                                                                                      17,322
        60,000   SHUN TAK HOLDINGS LIMITED                                                                                 11,743
           151   SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                         12,734
         4,000   SINGAPORE LAND LIMITED                                                                                     9,310
        78,827   SINO LAND COMPANY                                                                                         58,615
       327,563   SM PRIME HOLDINGS INCORPORATED                                                                            48,511
        81,000   SOHO CHINA LIMITED                                                                                        26,316
        46,050   SP SETIA BHD                                                                                              34,558
        48,716   STEWART ENTERPRISES INCORPORATED                                                                         155,404
        60,781   STOCKLAND                                                                                                178,741
            40   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                 1,014
        21,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                            308,680
        46,000   SUN HUNG KAI PROPERTIES LIMITED                                                                          367,148
         5,777   SUNLAND GROUP LIMITED                                                                                      3,834
           600   SURUGA CORPORATION(a)                                                                                        345
           342   SWISS PRIME SITE AG                                                                                       14,669
        52,507   TALAAT MOUSTAFA GROUP+                                                                                    30,548
        17,452   THE ST. JOE COMPANY+<<                                                                                   460,907
        23,399   TIAN AN CHINA INVESTMENT                                                                                   5,001
        11,023   TISHMAN SPEYER OFFICE FUND                                                                                 1,673
         2,500   TOC COMPANY LIMITED                                                                                       10,218
        21,000   TOKYU LAND CORPORATION                                                                                    58,674
         4,500   TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                               2,702
         1,692   UNIBAIL                                                                                                  227,369
        40,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                 26,924
        24,000   UNITED OVERSEAS LAND LIMITED                                                                              32,743
             6   UNITED URBAN INVESTMENT CORPORATION                                                                       19,684
         4,800   URBAN CORPORATION(a)                                                                                          50
        52,951   VALAD PROPERTY GROUP                                                                                       1,928
           218   VASTNED RETAIL NV                                                                                          7,923

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
REAL ESTATE (continued)
        82,230   WESTFIELD GROUP                                                                                   $      814,862
        40,000   WHEELOCK & COMPANY                                                                                        76,245
        10,000   WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                    5,619
        20,000   WHEELOCK PROPERTIES LIMITED                                                                                7,082
         7,000   WING TAI HOLDINGS LIMITED                                                                                  3,277
             2   ZEPHYR COMPANY LIMITED(a)                                                                                      2
                                                                                                                       10,651,943
                                                                                                                   --------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.00%
        18,718   AMP NZ OFFICE TRUST                                                                                       10,028
           703   DEUTSCHE EUROSHOP AG                                                                                      17,783
                                                                                                                           27,811
                                                                                                                   --------------
REAL ESTATE HOLDING COMPANY: 0.00%
        43,250   UEM LAND HOLDINGS BHD+                                                                                     6,804
                                                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.35%
        41,000   ASCENDAS REIT                                                                                             40,508
        54,468   BRANDYWINE REALTY TRUST<<                                                                                267,983
           341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                      2,585
        44,019   CAPITAMALL TRUST                                                                                          49,787
           234   COFINIMMO SA                                                                                              29,888
         1,364   CORIO NV                                                                                                  62,309
        11,597   FEDERAL REALTY INVESTMENT TRUST                                                                          670,770
             3   FUKUOKA REIT CORPORATION                                                                                  10,973
             3   HANKYU REIT INCORPORATED                                                                                  12,518
        35,550   HEALTHCARE REALTY TRUST INCORPORATED                                                                     681,849
            27   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                 53,600
            19   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                 168,475
            14   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                  52,737
        13,000   K-REIT ASIA                                                                                                5,171
        38,966   LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   188,985
        23,000   MACQUARIE MEAG PRIME REIT                                                                                  7,454
             2   MORI HILLS REIT INVESTMENT CORPORATION                                                                     5,773
             4   MORI TRUST SOGO REIT INCORPORATED                                                                         35,171
            24   NIPPON BUILDING FUND INCORPORATED                                                                        238,230
            12   NOMURA REAL ESTATE OFFICE FUND                                                                            69,953
        26,258   PENNSYLVANIA REIT                                                                                        118,161
         1,702   RIOCAN REIT                                                                                               19,693
        70,584   SENIOR HOUSING PROPERTIES TRUST                                                                          983,235
        61,000   SUNTEC REIT                                                                                               25,229
        73,556   THE LINK REIT                                                                                            140,866
             7   TOKYU REIT INCORPORATED                                                                                   38,889
             7   TOP REIT INCORPORATED                                                                                     20,459
           424   WERELDHAVE NV                                                                                             33,572
                                                                                                                        4,034,823
                                                                                                                   --------------
RENTAL AUTO/EQUIPMENT: 0.02%
        30,654   UNITED RENTALS INCORPORATED+<<                                                                           247,378
                                                                                                                   --------------
RETAIL: 0.00%
           882   JUMBO SA                                                                                                  10,134
         2,451   WH SMITH PLC                                                                                              13,428
                                                                                                                           23,562
                                                                                                                   --------------
RETAIL DEPARTMENT STORES: 0.01%
         3,200   EDION CORPORATION                                                                                         13,879

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
RETAIL DEPARTMENT STORES (continued)
        65,000   PARKSON RETAIL GROUP LIMITED                                                                      $       60,521
       188,400   ROBINSON DEPARTMENT STORE PCL                                                                             34,525
                                                                                                                          108,925
                                                                                                                   --------------
RETAIL-GROCERY: 0.00%
         4,153   SUPER-SOL LIMITED                                                                                         15,137
                                                                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.29%
        16,064   A SCHULMAN INCORPORATED                                                                                  217,988
         8,000   ACHILLES CORPORATION                                                                                      10,680
        38,063   AMCOR LIMITED                                                                                            149,152
         5,775   ANSELL LIMITED                                                                                            48,503
         3,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                          7,142
         7,323   BRIDGESTONE CORPORATION                                                                                  247,591
        65,298   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                58,274
         2,916   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                  140,027
         2,690   CONTINENTAL AG                                                                                           127,444
        38,278   COOPER TIRE & RUBBER COMPANY                                                                             183,352
        47,800   GOODYEAR TIRE & RUBBER COMPANY+                                                                          307,354
         6,540   HANKOOK TIRE COMPANY LIMITED                                                                              61,599
           320   HEXPOL AB+                                                                                                   805
        42,813   JARDEN CORPORATION+                                                                                      534,306
         6,000   KUREHA CORPORATION                                                                                        26,338
         3,000   MITSUBOSHI BELTING COMPANY LIMITED                                                                        15,381
        33,772   NAN KANG RUBBER TIRE COMPANY LIMITED                                                                      13,635
         4,000   NIPPON VALQUA INDUSTRIES LIMITED                                                                          10,815
           900   NITTA CORPORATION                                                                                         12,750
         4,000   OKAMOTO INDUSTRIES INCORPORATED                                                                           13,884
        31,500   SEALED AIR CORPORATION                                                                                   498,645
         1,000   TENMA CORPORATION                                                                                         14,332
         1,200   TOKAI RUBBER INDUSTRIES INCORPORATED                                                                       9,637
         9,000   TOYO TIRE & RUBBER COMPANY LIMITED                                                                        19,412
        36,000   TSRC CORPORATION                                                                                          25,837
           700   UPONOR OYJ                                                                                                 6,487
        14,601   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                              518,336
        15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                           74,577
                                                                                                                        3,354,283
                                                                                                                   --------------
S&L THRIFTS-SOUTHERN US: 0.01%
        23,400   GUARANTY FINANCIAL GROUP INCORPORATED+                                                                    63,180
                                                                                                                   --------------
SCHOOLS: 0.00%
         9,288   ABC LEARNING CENTRES LIMITED                                                                               3,289
        63,000   RAFFLES EDUCATION CORPORATION LIMITED                                                                     18,520
                                                                                                                           21,809
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.55%
        14,619   ABERDEEN ASSET MANAGEMENT PLC                                                                             20,370
         2,180   AGF MANAGEMENT LIMITED                                                                                    14,326
         7,850   ALLCO FINANCE GROUP LIMITED                                                                                  721
         8,056   AMERIPRISE FINANCIAL INCORPORATED                                                                        148,714
         1,647   AZIMUT HOLDING SPA                                                                                         7,403
        10,476   BABCOCK & BROWN LIMITED(a)                                                                                 2,130
           959   BLACKROCK INCORPORATED NEW YORK SHARES                                                                   120,556
       124,241   BMF BOVESPA SA+                                                                                          276,276
        20,100   BURSA MALAYSIA BHD                                                                                        29,229
         4,962   CABCHARGE AUSTRALIA LIMITED                                                                               20,644
        66,990   CAPITAL SECURITIES CORPORATION                                                                            16,037
        46,490   CHARLES SCHWAB CORPORATION                                                                               852,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         3,798   CME GROUP INCORPORATED                                                                            $      804,986
        13,730   CRITERIA CAIXACORP SA                                                                                     46,871
         7,010   DAEWOO SECURITIES COMPANY LIMITED                                                                         50,279
         4,096   DEUTSCHE BOERSE AG                                                                                       292,568
         1,056   DUNDEE CORPORATION CLASS A                                                                                 3,951
       271,580   E*TRADE FINANCIAL CORPORATION+<<                                                                         366,633
        19,353   FEDERATED INVESTORS INCORPORATED CLASS B                                                                 384,157
         7,740   FRANKLIN RESOURCES INCORPORATED                                                                          470,205
       562,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                 215,927
        14,843   GOLDMAN SACHS GROUP INCORPORATED                                                                       1,172,449
        54,818   GRUPO FINANCIERO BANORTE SA DE CV                                                                         85,324
        63,005   GRUPO FINANCIERO INBURSA SA DE CV                                                                        155,242
         5,000   GUOCO GROUP LIMITED                                                                                       30,786
           820   HELLENIC EXCHANGES SA HOLDING                                                                              6,805
         4,156   HYUNDAI SECURITIES COMPANY                                                                                21,087
         1,500   ICHIYOSHI SECURITIES COMPANY LIMITED                                                                      11,093
         2,400   IGM FINANCIAL INCORPORATED                                                                                60,571
         8,280   INDIA INFOLINE LIMITED                                                                                     6,022
        13,843   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                1,018,845
         1,769   INTERMEDIATE CAPITAL GROUP PLC                                                                            21,539
        76,525   INVESCO LIMITED                                                                                          960,389
        14,209   INVESTEC LIMITED                                                                                          61,261
        18,680   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                312,516
         1,000   IWAI SECURITIES COMPANY LIMITED                                                                            7,157
         3,500   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                  15,458
        23,028   JEFFERIES GROUP INCORPORATED<<                                                                           286,468
        12,000   KIM ENG HOLDINGS LIMITED                                                                                   7,984
        86,600   KIM ENG SECURITIES THAILAND PCL                                                                           16,846
         4,103   KINNEVIK INVESTMENT AB                                                                                    27,755
        59,112   KNIGHT CAPITAL GROUP INCORPORATED+                                                                       978,304
        31,022   LAZARD LIMITED                                                                                           969,748
        27,500   LEGG MASON INCORPORATED                                                                                  495,550
        48,561   MACQUARIE AIRPORTS GROUP                                                                                  65,100
         2,000   MARUSAN SECURITIES COMPANY LIMITED                                                                         9,316
        61,000   MASTERLINK SECURITIES CORPORATION                                                                         13,272
        63,800   MERRILL LYNCH & COMPANY INCORPORATED                                                                     843,436
        57,809   MF GLOBAL LIMITED+<<                                                                                     151,460
         1,472   MIRAE ASSET SECURITIES COMPANY LIMITED                                                                    63,756
        12,000   MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                                9,352
        36,852   MORGAN STANLEY                                                                                           543,567
        31,139   NASDAQ STOCK MARKET INCORPORATED+                                                                        669,489
        54,000   NOMURA HOLDINGS INCORPORATED                                                                             392,026
        30,500   NOMURA HOLDINGS INCORPORATED ADR<<                                                                       222,040
           137   NYSE EURONEXT INCORPORATED                                                                                 3,267
         7,000   OKASAN HOLDINGS INCORPORATED                                                                              29,127
        21,700   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                      305,753
            12   PACIFIC MANAGEMENT CORPORATION                                                                               375
           276   PARTNERS GROUP                                                                                            16,610
         8,120   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    307,667
         4,384   PLATINUM ASSET MANAGEMENT LIMITED                                                                          9,466
       142,828   POLARIS SECURITIES COMPANY LIMITED                                                                        44,198
       100,000   POLYTEC ASSET HOLDINGS LIMITED                                                                             5,968
        82,250   PRESIDENT SECURITIES CORPORATION                                                                          25,459
           710   RATHBONE BROTHERS                                                                                          8,090
        18,981   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                   417,013
         6,436   RELIANCE CAPITAL LIMITED                                                                                  58,444
       150,000   REXCAPITAL FINANCIAL HOLDINGS LIMITED+                                                                     4,038
             4   RISA PARTNERS INCORPORATED                                                                                 1,351
         4,001   SAMSUNG SECURITIES COMPANY LIMITED                                                                       170,415
         1,063   SCHRODERS PLC                                                                                             10,631
           140   SFCG COMPANY LIMITED                                                                                       1,792
        21,000   SHINKO SECURITIES COMPANY LIMITED                                                                         42,426
        54,300   SUMITOMO CORPORATION                                                                                     478,688

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
        18,762   SWS GROUP INCORPORATED                                                                            $      274,300
        12,636   T. ROWE PRICE GROUP INCORPORATED                                                                         432,278
        56,800   TA ENTERPRISES BHD                                                                                         9,670
        11,703   TD AMERITRADE HOLDING CORPORATION+                                                                       155,650
         7,124   TONG YANG INVESTMENT BANK                                                                                 20,944
         1,321   TSX GROUP INCORPORATED                                                                                    26,437
        64,401   UBS AG                                                                                                   804,580
        11,000   UOB-KAY HIAN HOLDINGS LIMITED                                                                              6,711
           189   VAN LANSCHOT NV                                                                                           10,539
        16,127   WADDELL & REED FINANCIAL INCORPORATED                                                                    216,747
         7,930   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                             56,010
         7,000   YAMANASHI CHOU BANK LIMITED                                                                               40,108
                                                                                                                       17,850,910
                                                                                                                   --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.05%
        38,351   APPLIED MICRO CIRCUITS CORPORATION+                                                                      141,899
         9,121   ASML HOLDING NV+                                                                                         139,152
        10,275   CABOT MICROELECTRONICS CORPORATION+                                                                      254,512
         2,200   CSR PLC+                                                                                                   5,740
                                                                                                                          541,303
                                                                                                                   --------------
SEMICONDUCTORS: 0.19%
       210,471   SILICONWARE PRECISION INDUSTRIES COMPANY                                                                 172,665
     1,487,120   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                     1,855,142
       606,302   UNITED MICROELECTRONICS CORPORATION                                                                      144,435
                                                                                                                        2,172,242
                                                                                                                   --------------
SOCIAL SERVICES: 0.04%
         6,279   ABERTIS INFRAESTRUCTURAS SA                                                                              106,311
         4,774   ATLANTIA SPA                                                                                              76,861
         7,351   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                        55,296
        25,281   G4S PLC                                                                                                   79,206
        47,864   TRANSURBAN GROUP                                                                                         157,072
                                                                                                                          474,746
                                                                                                                   --------------
STEEL PRODUCERS, PRODUCTS: 0.01%
           913   SALZGITTER AG                                                                                             63,033
                                                                                                                           63,033
                                                                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.42%
        11,807   ADELAIDE BRIGHTON LIMITED                                                                                 15,421
        79,179   AMBUJA CEMENTS LIMITED                                                                                    83,391
       136,170   ASIA CEMENT CORPORATION                                                                                  110,488
         7,080   ASSOCIATED CEMENT COMPANIES LIMITED                                                                       57,938
        26,934   BORAL LIMITED                                                                                             70,790
         1,819   BRICKWORKS LIMITED                                                                                        11,033
         3,000   BUNKA SHUTTER COMPANY LIMITED                                                                             11,139
         1,499   BUZZI UNICEM SPA                                                                                          17,893
        11,173   CEMENTOS BIO-BIO SA                                                                                       16,578
         2,855   CEMENTOS LIMA SA                                                                                          21,160
       544,926   CEMEX SAB DE CV                                                                                          378,913
        29,980   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                             16,219
           800   CHOFU SEISAKUSHO COMPANY LIMITED                                                                          17,630
           116   CIMENTS FRANCAIS SA                                                                                        8,848
         4,741   CIMPOR CIMENTOS DE PORTUGAL SA                                                                            22,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
         5,200   CLEANUP CORPORATION                                                                               $       20,482
         6,388   COMPAGNIE DE SAINT-GOBAIN                                                                                256,935
        76,676   CORNING INCORPORATED                                                                                     690,851
        11,539   CRH PLC                                                                                                  252,624
       101,100   DYNASTY CERAMIC PCL                                                                                       28,503
        19,457   EAGLE MATERIALS INCORPORATED<<                                                                           408,597
            27   FORBO HOLDING AG                                                                                           5,223
         3,000   FUJITEC COMPANY LIMITED                                                                                    9,614
           641   GERRESHEIMER AG                                                                                           22,070
        60,344   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                        16,305
           273   HEIDELBERGCEMENT AG                                                                                       12,962
           480   IMERYS SA                                                                                                 18,087
         8,370   INDIA CEMENTS LIMITED                                                                                     14,498
        79,500   INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                        23,326
           888   ITALCEMENTI SPA                                                                                            9,838
         1,337   ITALCEMENTI SPA RNC                                                                                        7,850
        16,454   JAMES HARDIE INDUSTRIES NV                                                                                41,253
        33,000   K WAH INTERNATIONAL HOLDINGS LIMITED                                                                       3,727
        30,270   LAFARGE MALAYAN CEMENT BHD                                                                                26,167
         2,645   LAFARGE SA                                                                                               146,243
         7,300   MADRAS CEMENTS LIMITED                                                                                     8,377
         3,000   NICHIAS CORPORATION                                                                                        7,337
         2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                       3,804
        17,250   OWENS CORNING INCORPORATED+                                                                              275,138
        33,669   OWENS-ILLINOIS INCORPORATED+                                                                             680,787
         5,000   PANAHOME CORPORATION                                                                                      27,768
        36,287   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                 111,560
        14,179   REXAM PLC                                                                                                 76,294
           250   SA DES CIMENTS VICAT                                                                                      10,944
        12,000   SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                     11,512
        65,000   SEMEN GRESIK PERSERO TBK PT                                                                               17,681
        18,300   SIAM CEMENT PCL                                                                                           46,649
         4,800   SIAM CITY                                                                                                 14,793
         2,155   SIG PLC                                                                                                    5,780
            51   SIKA AG                                                                                                   35,720
         4,510   SUEZ CEMENT COMPANY                                                                                       17,872
        18,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                     36,688
        33,000   TAIHEIYO CEMENT CORPORATION                                                                               46,685
       221,854   TAIWAN CEMENT CORPORATION                                                                                165,539
        80,490   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                       49,707
         4,000   TAKARA STANDARD COMPANY LIMITED                                                                           23,505
         5,677   TATA CHEMICALS LIMITED                                                                                    16,977
           960   TITAN CEMENT COMPANY SA                                                                                   16,465
         8,600   TOYO SEIKAN KAISHA LIMITED                                                                               122,213
         2,000   ULTRA TECH CEMENT LIMITED                                                                                 10,833
       123,083   UNITED TRACTORS TBK PT                                                                                    41,161
       331,800   VANACHAI GROUP PCL                                                                                        15,902
                                                                                                                        4,772,337
                                                                                                                   --------------
TELECOMMUNICATIONS: 0.04%
        10,500   BRASIL TELECOM PARTICIPACOES SA                                                                           86,686
         3,084   FIRST QUANTUM MINERALS LIMITED                                                                            45,457
         1,224   HOT TELECOMMUNICATION SYSTEM LIMITED                                                                       6,876
        58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                       16,165
        24,600   RELIANCE COMMUNICATIONS LIMITED                                                                           97,162
         1,144   TECH MAHINDRA LIMITED                                                                                      5,209
        76,500   TOTAL ACCESS COMMUNICATION PCL                                                                            68,603
        34,628   TURK TELEKOMUNIKASYON AS+                                                                                 75,627
                                                                                                                          401,785
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
TEXTILE MILL PRODUCTS: 0.16%
         3,980   ADITYA BIRLA NUVO LIMITED                                                                         $       38,807
        17,794   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 273,672
         2,687   CENTURY TEXTILE & INDUSTRIES LIMITED                                                                       7,240
        86,000   CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                              3,407
         6,000   DAIWABO COMPANY LIMITED                                                                                   20,050
       236,272   FAR EASTERN TEXTILE COMPANY LIMITED                                                                      160,940
        64,000   FORMOSA TAFFETA COMPANY LIMITED                                                                           35,337
         2,737   GILDAN ACTIVEWEAR INCORPORATED+                                                                           46,323
        23,663   INTERFACE INCORPORATED                                                                                   131,093
         8,000   KURABO INDUSTRIES LIMITED                                                                                 11,114
        15,500   KURARAY COMPANY LIMITED                                                                                  126,109
           406   LAKSHMI MACHINE WORKS LIMITED                                                                              4,517
        21,000   MITSUBISHI RAYON COMPANY LIMITED                                                                          53,716
        11,079   MOHAWK INDUSTRIES INCORPORATED+<<                                                                        340,568
         7,000   NISSHINBO INDUSTRIES INCORPORATED                                                                         48,373
         9,000   NITTO BOSEKI COMPANY LIMITED                                                                              14,614
         1,360   NYRSTAR                                                                                                    3,961
         2,100   SEIREN COMPANY LIMITED                                                                                     9,825
         6,280   SPOTLESS GROUP LIMITED                                                                                    10,106
        62,000   TAINAN SPINNING COMPANY LIMITED                                                                           11,688
        41,000   TEIJIN LIMITED                                                                                           113,902
        22,000   TEXWINCA HOLDINGS LIMITED                                                                                 10,298
        61,000   TORAY INDUSTRIES INCORPORATED                                                                            296,523
        40,000   TOYOBO COMPANY LIMITED                                                                                    54,824
        17,000   UNITIKA                                                                                                   11,471
       298,300   UNIVERSAL ROBINA CORPORATION                                                                              30,582
                                                                                                                        1,869,060
                                                                                                                   --------------
TOBACCO PRODUCTS: 0.83%
        76,018   ALTRIA GROUP INCORPORATED                                                                              1,222,369
        14,000   AMVIG HOLDINGS LIMITED                                                                                     6,026
         8,700   BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                    107,546
        10,518   BRITISH AMERICAN TOBACCO PLC+                                                                            264,505
        37,950   BRITISH AMERICAN TOBACCO PLC                                                                             993,454
         8,306   BRITISH AMERICAN TOBACCO PLC                                                                             208,992
           518   EASTERN TOBACCO                                                                                           17,329
         4,197   FILTRONA PLC                                                                                               7,746
        35,000   HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                     21,962
        22,262   IMPERIAL TOBACCO GROUP PLC                                                                               555,763
       156,316   ITC LIMITED                                                                                              545,357
           217   JAPAN TOBACCO INCORPORATED                                                                               798,457
         8,569   LORILLARD INCORPORATED                                                                                   517,825
        75,186   PHILIP MORRIS INTERNATIONAL                                                                            3,169,842
        68,500   PT GUDANG GARAM TBK                                                                                       24,801
         6,272   REYNOLDS AMERICAN INCORPORATED                                                                           257,654
         5,100   SOUZA CRUZ SA                                                                                            103,962
         5,500   SWEDISH MATCH AB                                                                                          83,883
       578,000   TELEKOMUNIKASI INDONESIA TBK PT                                                                          279,074
        12,046   UNIVERSAL CORPORATION                                                                                    385,111
                                                                                                                        9,571,658
                                                                                                                   --------------
TRANSPORTATION: 0.00%
           228   CINTRA CONCESIONES I-08 SHARES+(a)                                                                         1,813
        13,204   ESSAR SHIPPING PORTS & LOGISTICS LIMITED                                                                   7,144
                                                                                                                            8,957
                                                                                                                   --------------
TRANSPORTATION BY AIR: 0.66%
            30   ACE AVIATION HOLDINGS INCORPORATED+                                                                           71
           638   AEROPORTS DE PARIS                                                                                        36,391

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
TRANSPORTATION BY AIR (continued)
       136,000   AIR CHINA                                                                                         $       35,163
         4,507   AIR FRANCE-KLM                                                                                            58,803
        87,300   AIRASIA BHD+                                                                                              26,808
        53,200   AIRPORTS OF THAILAND PCL                                                                                  26,697
        32,900   ALITALIA SPA+                                                                                             18,601
        27,000   ALL NIPPON AIRWAYS COMPANY LIMITED                                                                        98,364
       158,364   AMR CORPORATION+<<                                                                                     1,390,436
         4,155   ARRIVA PLC                                                                                                40,982
        76,666   BAE SYSTEMS PLC                                                                                          419,717
         4,900   BOMBARDIER INCORPORATED                                                                                   16,594
        11,756   BRITISH AIRWAYS PLC+                                                                                      28,231
        41,000   CATHAY PACIFIC AIRWAYS LIMITED                                                                            39,852
       134,582   CHINA AIRLINES                                                                                            31,781
        24,078   COBHAM PLC                                                                                                65,950
       122,572   DELTA AIR LINES INCORPORATED+                                                                          1,079,859
         4,632   DEUTSCHE LUFTHANSA AG                                                                                     60,821
         2,133   EASYJET PLC+                                                                                               9,054
         1,522   ELBIT SYSTEMS LIMITED                                                                                     54,929
         7,216   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                              114,815
       187,000   EVA AIRWAYS CORPORATION+                                                                                  44,135
        10,700   FEDEX CORPORATION                                                                                        755,955
         8,194   FINMECCANICA SPA                                                                                         102,494
            52   FLUGHAFEN ZUERICH AG                                                                                      11,794
        10,277   IBERIA LINEAS AEREAS DE ESPANA SA                                                                         25,539
        41,000   JAPAN AIRLINES CORPORATION+                                                                               95,204
            63   JAZZ AIR INCOME FUND                                                                                         188
       111,944   JETBLUE AIRWAYS CORPORATION+<<                                                                           586,587
           740   KLOECKNER & COMPANY                                                                                        9,082
         2,420   KOREAN AIR LINES COMPANY LIMITED                                                                          63,863
         8,047   LAN AIRLINES SA                                                                                           68,838
        23,067   MALAYSIAN AIRLINE SYSTEM BHD                                                                              16,321
        16,312   MEGGITT PLC                                                                                               36,522
        41,020   QANTAS AIRWAYS LIMITED                                                                                    62,903
         5,200   RYANAIR HOLDINGS PLC ADR+<<                                                                              136,552
         1,500   SAS AB+                                                                                                    5,467
        35,054   SKYWEST INCORPORATED<<                                                                                   532,821
        35,800   SOUTHWEST AIRLINES COMPANY<<                                                                             309,670
         8,860   TAV HAVALIMANLARI HOLDING AS+                                                                             17,756
        76,300   THAI AIRWAYS INTERNATIONAL PCL                                                                            16,241
         1,910   THALES SA                                                                                                 71,635
         2,957   TUI AG                                                                                                    32,929
         3,565   TURK HAVA YOLLARI ANONIM ORTAKLIGI+                                                                       12,176
        77,505   UAL CORPORATION+<<                                                                                       871,931
        25,119   VIRGIN BLUE HOLDINGS LIMITED                                                                               5,325
         1,900   WESTJET AIRLINES LIMITED+                                                                                 13,773
           734   ZODIAC SA                                                                                                 26,197
                                                                                                                        7,585,817
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 1.97%
       123,000   AAPICO HITECH PCL                                                                                         10,019
        17,069   AAR CORPORATION+                                                                                         289,149
         8,300   AISIN SEIKI COMPANY LIMITED                                                                              110,160
         2,600   AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                    14,458
        28,534   AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                    71,906
         5,547   AMTEK AUTO LIMITED                                                                                         6,199
        43,817   ARVIN INDUSTRIES INCORPORATED                                                                            173,077
         9,293   ASHTEAD GROUP PLC                                                                                          5,343
         8,363   BAJAJ AUTO                                                                                                54,332
         8,363   BAJAJ FINSERV                                                                                             16,118
         1,071   BAYERISCHE MOTOREN WERKE AG                                                                               19,513
         4,521   BBA AVIATION PLC                                                                                           5,490
        32,653   BOEING COMPANY                                                                                         1,391,997

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
TRANSPORTATION EQUIPMENT (continued)
        28,658   BOMBARDIER INCORPORATED CLASS B                                                                   $       97,745
        15,000   BOSCH CORPORATION                                                                                         93,544
        52,179   BRUNSWICK CORPORATION                                                                                    141,405
         4,000   CAE INCORPORATED                                                                                          19,997
         7,000   CALSONIC KANSEI CORPORATION                                                                               11,198
        30,150   CHINA MOTOR COMPANY LIMITED                                                                                7,879
            24   CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                                   5
        23,035   CLARCOR INCORPORATED<<                                                                                   739,654
            45   CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                             12,903
        10,000   DAIHATSU MOTOR COMPANY LIMITED                                                                            72,548
        19,573   DAIMLERCHRYSLER AG                                                                                       613,109
        23,300   DENSO CORPORATION                                                                                        386,984
       200,000   DENWAY MOTORS LIMITED                                                                                     52,022
        94,900   DRB-HICOM BHD                                                                                             20,070
         1,300   EXEDY CORPORATION                                                                                         17,315
         1,100   FCC COMPANY LIMITED                                                                                       10,355
        15,418   FIAT SPA (COMMON)                                                                                        113,774
         1,014   FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                                  4,314
         1,069   FIAT SPA (PREFERRED)                                                                                       4,216
        97,679   FORD MOTOR COMPANY+<<                                                                                    262,757
         1,900   FUTABA INDUSTRIAL COMPANY LIMITED                                                                         10,114
        97,002   GENERAL MOTORS CORPORATION+<<                                                                            508,290
        33,279   GENUINE PARTS COMPANY                                                                                  1,302,873
           115   GEORG FISCHER AG                                                                                          22,029
        14,386   GKN PLC                                                                                                   18,391
        24,625   GOODRICH CORPORATION                                                                                     826,415
        14,605   GROUP 1 AUTOMOTIVE INCORPORATED                                                                          153,206
           899   GUD HOLDINGS LIMITED                                                                                       2,281
        48,200   HARLEY-DAVIDSON INCORPORATED<<                                                                           819,882
        16,590   HARSCO CORPORATION                                                                                       417,239
         5,858   HERO HONDA MOTORS LIMITED                                                                                 94,597
        16,000   HINO MOTORS LIMITED                                                                                       33,340
        82,500   HONDA MOTOR COMPANY LIMITED                                                                            1,847,310
            25   HONDA MOTOR COMPANY LIMITED ADR                                                                              552
        24,983   HONEYWELL INTERNATIONAL INCORPORATED                                                                     696,026
           687   HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                     59,873
         4,360   HYUNDAI MOBIS                                                                                            184,030
         9,191   HYUNDAI MOTOR COMPANY LIMITED                                                                            260,292
        55,000   ISUZU MOTORS LIMITED                                                                                      68,524
        35,784   ITT CORPORATION                                                                                        1,497,918
         2,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                7,704
        21,386   JOHNSON CONTROLS INCORPORATED                                                                            377,677
         9,600   JTEKT CORPORATION                                                                                         71,577
         1,200   KANTO AUTO WORKS LIMITED                                                                                  14,291
         5,000   KAYABA INDUSTRY COMPANY LIMITED                                                                           11,269
         2,100   KEIHIN CORPORATION                                                                                        16,711
        16,710   KIA MOTORS CORPORATION                                                                                    79,955
        77,870   KING YUAN ELECTRONICS COMPANY LIMITED                                                                     16,228
         5,000   KOITO MANUFACTURING COMPANY LIMITED                                                                       32,894
        43,724   LEAR CORPORATION+                                                                                        103,626
           924   LINAMAR CORPORATION                                                                                        3,017
        15,585   LOCKHEED MARTIN CORPORATION                                                                            1,201,759
         2,400   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                  69,182
        10,072   MAHINDRA & MAHINDRA LIMITED                                                                               56,907
         6,653   MARUTI SUZUKI INDIA LIMITED                                                                               71,525
        39,000   MAZDA MOTOR CORPORATION                                                                                   67,388
       169,000   MITSUBISHI MOTORS CORPORATION+                                                                           236,046
        36,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                         49,357
         1,003   MTU AERO ENGINES HOLDINGS                                                                                 20,338
           800   MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                                  8,160
         8,000   NGK SPARK PLUG COMPANY LIMITED                                                                            67,223
        10,000   NHK SPRING COMPANY LIMITED                                                                                36,014
         1,700   NIFCO INCORPORATED                                                                                        17,675

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
TRANSPORTATION EQUIPMENT (continued)
         2,000   NIPPON SEIKI COMPANY LIMITED                                                                      $       13,054
         2,000   NIPPON SHARYO LIMITED                                                                                      4,763
         6,000   NISSAN SHATAI COMPANY LIMITED                                                                             36,273
         1,700   NISSIN KOGYO COMPANY LIMITED                                                                              12,913
         5,400   NOK CORPORATION                                                                                           40,711
         2,550   NOKIAN RENKAAT OYJ                                                                                        29,949
        11,456   NORTHROP GRUMMAN CORPORATION                                                                             469,123
        23,600   ORIENTAL HOLDINGS BHD                                                                                     32,351
        44,182   OSHKOSH TRUCK CORPORATION                                                                                309,274
        13,200   PACCAR INCORPORATED                                                                                      367,884
        51,131   PIRELLI & COMPANY SPA                                                                                     17,616
         1,784   PORSCHE AG                                                                                               114,734
         4,000   PRESS KOGYO COMPANY LIMITED                                                                                5,684
         1,900   PROSAFE PRODUCTION PUBLIC LIMITED+                                                                         2,477
        12,700   PROTON HOLDINGS BHD                                                                                        6,529
         4,190   RENAULT SA                                                                                                92,683
         4,000   RIKEN CORPORATION                                                                                          9,332
     2,209,922   ROLLS ROYCE REDEEMABLE C SHARES+(a)                                                                      203,924
           800   SAAB AB                                                                                                    5,534
         4,000   SANDEN CORPORATION                                                                                        10,112
        36,758   SANYANG INDUSTRIAL COMPANY LIMITED                                                                         6,677
         7,420   SCANIA AB CLASS B                                                                                         58,361
        27,200   SEMBCORP MARINE LIMITED                                                                                   28,994
        11,000   SHINMAYWA INDUSTRIES LIMITED                                                                              25,647
         1,800   SHOWA CORPORATION                                                                                          7,345
        62,500   SINOTRUK HONG KONG LIMITED                                                                                36,873
        45,113   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                408,273
         2,449   STX SHIPBUILDING COMPANY LIMITED                                                                          20,157
         8,100   SUMITOMO RUBBER INDUSTRIES                                                                                74,075
        13,919   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                         170,229
        19,200   SUZUKI MOTOR CORPORATION                                                                                 259,412
           700   TACHI-S COMPANY LIMITED                                                                                    3,348
           900   TAKATA CORPORATION                                                                                         7,046
        10,088   TATA MOTORS LIMITED<<                                                                                     45,900
         4,726   TATA MOTORS LIMITED                                                                                       13,094
         9,200   TEXTRON INCORPORATED<<                                                                                   140,116
        13,600   THAI STANLEY ELECTRIC PCL                                                                                 24,156
        23,344   THOR INDUSTRIES INCORPORATED<<                                                                           365,100
         4,538   TOFAS TURK OTOMOBIL FABRIKASI AS                                                                           3,305
         3,200   TOYODA GOSEI COMPANY LIMITED                                                                              40,417
         1,500   TOYOTA AUTO BODY COMPANY LIMITED                                                                          22,446
         4,300   TOYOTA BOSHOKU CORPORATION                                                                                34,579
         9,700   TOYOTA INDUSTRIES CORPORATION                                                                            189,894
        15,665   TRINITY INDUSTRIES INCORPORATED<<                                                                        232,939
        10,000   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                      35,600
         1,200   TS TECH COMPANY LIMITED                                                                                    7,618
        46,800   UMW HOLDINGS BHD                                                                                          66,643
         1,133   VALEO SA                                                                                                  14,277
        73,600   VISTEON CORPORATION+                                                                                      55,200
         2,409   VOLKSWAGEN AG                                                                                            857,990
        10,500   VOLVO AB CLASS A                                                                                          48,269
        22,480   VOLVO AB CLASS B                                                                                         100,107
           158   VOSSLOH AG                                                                                                14,554
        21,916   WABTEC CORPORATION<<                                                                                     845,738
        18,100   WINNEBAGO INDUSTRIES INCORPORATED+<<                                                                     106,428
        20,000   XINYI GLASS HOLDING COMPANY LIMITED                                                                        6,046
        10,200   YAMAHA MOTOR COMPANY LIMITED                                                                              96,824
       107,416   YANG MING MARINE TRANSPORT                                                                                38,007
        60,929   YUE LOONG MOTOR                                                                                           25,790
                                                                                                                       22,631,654
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
TRANSPORTATION SERVICES: 0.56%
        26,232   ASCIANO GROUP                                                                                     $       18,179
        48,400   BANGKOK EXPRESSWAY PCL                                                                                    17,193
       104,000   BERLIAN LAJU TANKER                                                                                        3,924
           394   CARGOTEC CORPORATION                                                                                       4,277
        33,505   CH ROBINSON WORLDWIDE INCORPORATED                                                                     1,711,435
        28,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                             22,222
         4,566   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                   36,495
        77,000   COMFORTDELGRO CORPORATION LIMITED                                                                         69,520
         1,187   DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                           7,152
        17,656   DEUTSCHE POST AG                                                                                         253,257
        41,889   EXPEDIA INCORPORATED+                                                                                    351,868
        42,056   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                       1,405,932
         9,780   FIRSTGROUP PLC                                                                                            70,968
         5,090   FREIGHTWAYS LIMITED                                                                                        8,154
        26,424   GATX CORPORATION                                                                                         743,836
           291   GLOVIS COMPANY LIMITED                                                                                     9,159
           462   GO-AHEAD GROUP PLC                                                                                         8,916
        11,000   GOODPACK LIMITED                                                                                           7,307
           348   HAMBURGER HAFEN UND LOGISTIK AG                                                                           10,350
        24,900   HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                       86,901
        13,000   KAMIGUMI COMPANY LIMITED                                                                                 101,378
           700   KINTETSU WORLD EXPRESS INCORPORATED                                                                       11,735
           547   KONINKLIJKE VOPAK NV                                                                                      15,911
           834   KOREA EXPRESS COMPANY LIMITED+                                                                            48,919
         1,182   KUEHNE & NAGEL INTERNATIONAL AG                                                                           72,130
         2,184   NATIONAL EXPRESS GROUP PLC                                                                                19,058
           508   OESTERREICHISCHE POST AG                                                                                  15,133
        23,393   PACER INTERNATIONAL INCORPORATED                                                                         226,678
           295   PANALPINA WELTTRANSPORT HOLDINGS AG                                                                       14,106
        41,000   POS MALAYSIA & SERVICES HOLDINGS BHD                                                                      22,023
         1,684   SBS TRANSIT LIMITED                                                                                        1,883
         4,000   SENKO COMPANY LIMITED                                                                                     16,854
        22,200   SINGAPORE AIRLINES LIMITED                                                                               153,776
        50,000   SINGAPORE POST LIMITED                                                                                    25,190
       101,500   SINOTRANS SHIPPING LIMITED                                                                                24,346
        29,000   SMRT CORPORATION LIMITED                                                                                  31,377
           299   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                   19,714
        10,984   STAGECOACH GROUP PLC                                                                                      29,586
         5,854   THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                                19,306
         7,473   THOMAS COOK GROUP PLC                                                                                     18,791
         8,031   TNT NV                                                                                                   168,255
         1,735   TOGNUM AG                                                                                                 18,957
        45,000   TOKYU CORPORATION                                                                                        179,822
        25,574   TOLL HOLDINGS LIMITED                                                                                     97,447
         7,600   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                  17,707
        20,000   YAMATO HOLDINGS COMPANY LIMITED                                                                          261,024
                                                                                                                        6,478,151
                                                                                                                   --------------
UTILITY - ELECTRIC: 0.05%
        22,700   KB FINANCIAL GROUP INCORPORATED+                                                                         466,671
        23,316   KSK ENERGY VENTURES LIMITED+                                                                              71,528
        22,684   RELIANCE POWER LIMITED+                                                                                   50,694
        11,792   TORRENT POWER LIMITED                                                                                     16,543
                                                                                                                          605,436
                                                                                                                   --------------
WASTE MANAGEMENT: 0.00%
         1,197   BFI CANADA LIMITED                                                                                         8,937
                                                                                                                   --------------
WATER TRANSPORTATION: 0.31%
            17   A.P. MOLLER-MAERSK A/S                                                                                    87,733

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
WATER TRANSPORTATION (continued)
        23,171   AMERICAN COMMERCIAL LINES INCORPORATED+<<                                                         $      103,574
        15,400   CARNIVAL CORPORATION+                                                                                    323,400
         3,513   CARNIVAL PLC+                                                                                             74,968
        45,650   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                     5,532
        30,915   CIA SUDAMERICANA DE VAPORES SA+                                                                           21,297
           227   COMPAGNIE MARITIME BELGE SA                                                                                4,183
        28,000   COSCO CORPORATION SINGAPORE LIMITED                                                                       13,288
       156,500   COSCO HOLDINGS                                                                                            86,645
           340   D S NORDEN                                                                                                 9,082
         4,000   DAIICHI CHUO KISEN KAISHA                                                                                  8,824
           524   DS TORM AS                                                                                                 6,127
       194,000   EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                             95,596
        30,000   EZRA HOLDINGS LIMITED                                                                                     11,099
           578   FORTH PORTS PLC                                                                                            7,593
        17,601   GENERAL MARITIME CORPORATION<<                                                                           228,109
         4,600   HANJIN SHIPPING COMPANY LIMITED                                                                           49,704
         3,960   HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                   93,708
         4,200   IINO KAIUN KAISHA LIMITED                                                                                 18,692
       134,600   INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                        42,828
        61,000   JAYA HOLDINGS LIMITED                                                                                     11,538
        27,000   KAWASAKI KISEN KAISHA LIMITED                                                                            108,773
        10,223   KIRBY CORPORATION+                                                                                       259,971
           300   KOREA LINE CORPORATION                                                                                    11,745
        14,000   MALAYSIAN BULK CARRIERS BHD                                                                                8,435
        50,100   MISC BHD                                                                                                 119,133
        51,000   MITSUI OSK LINES LIMITED                                                                                 271,557
        16,000   NEPTUNE ORIENT LINES LIMITED                                                                              11,097
        55,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                            299,270
         4,000   NISSIN CORPORATION                                                                                         9,789
         7,000   ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                     11,231
        14,992   OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                                555,604
        69,000   PACIFIC BASIN SHIPPING LIMITED                                                                            29,743
        17,127   PETRONET LNG LIMITED                                                                                      10,794
         2,269   PORT OF TAURANGA LIMITED                                                                                   7,368
        73,800   REGIONAL CONTAINER LINES PCL                                                                              11,548
        26,756   ROYAL CARIBBEAN CRUISES LIMITED+<<                                                                       252,042
           266   SCHMITT INDUSTRIES INCORPORATED                                                                           14,808
        10,900   SCOMI MARINE BHD                                                                                             861
         2,000   SHINWA KAIUN KAISHA LIMITED                                                                                4,861
        35,800   SINCERE NAVIGATION CORPORATION                                                                            25,355
        30,000   STX PAN OCEAN COMPANY LIMITED                                                                             13,758
        20,000   TAIWAN NAVIGATION COMPANY LIMITED                                                                         24,239
         8,332   TEEKAY CORPORATION                                                                                       136,561
        74,400   THORESEN THAI AGENCIES PCL                                                                                27,058
        33,000   U-MING TRANSPORT CORPORATION                                                                              36,428
                                                                                                                        3,565,549
                                                                                                                   --------------
WHOLESALE - SPECIAL LINE: 0.00%
           500   NICHIDEN CORPORATION                                                                                      13,865
                                                                                                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.09%
        13,599   AIRGAS INCORPORATED                                                                                      486,164
        25,072   ALFA SA DE CV                                                                                             44,923
         1,800   ALFRESA HOLDINGS CORPORATION                                                                              79,182
        14,483   BROWN-FORMAN CORPORATION CLASS B                                                                         635,659
        13,300   CARDINAL HEALTH INCORPORATED                                                                             432,516
        30,400   DEAN FOODS COMPANY+                                                                                      442,624
           131   EMS-CHEMIE HOLDINGS AG                                                                                     9,745
        22,047   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                              484,814
        49,000   ESPRIT HOLDINGS LIMITED                                                                                  232,391
        30,295   FRESH DEL MONTE PRODUCE INCORPORATED+                                                                    764,646

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
            77   GALENICA AG                                                                                       $       21,732
        17,780   HENRY SCHEIN INCORPORATED+                                                                               635,279
        12,256   HERBALIFE LIMITED                                                                                        217,912
         2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                     46,961
         7,223   INCHCAPE PLC                                                                                               7,038
       172,900   IT CITY PCL                                                                                               19,966
        69,000   ITOCHU CORPORATION                                                                                       350,190
         8,439   JARDINE CYCLE & CARRIAGE LIMITED                                                                          58,806
         4,379   JERONIMO MARTINS                                                                                          22,892
         8,070   KT&G CORPORATION                                                                                         446,711
         3,811   LG CHEM LIMITED                                                                                          180,880
        96,000   LI & FUNG LIMITED                                                                                        176,838
         3,448   MEDA AB CLASS A                                                                                           19,332
           574   MEDA AB NEW I08 SHARES+                                                                                    3,157
        25,062   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   1,052,604
         9,800   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                  105,597
         2,481   METRO INCORPORATED CLASS A                                                                                67,816
        17,900   NIKE INCORPORATED CLASS B                                                                                953,175
        31,702   NU SKIN ENTERPRISES INCORPORATED                                                                         341,114
        24,000   PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                                  4,721
         2,700   SANKYO COMPANY LIMITED                                                                                   147,867
         4,837   SASKATCHEWAN WHEAT POOL+                                                                                  29,134
         4,000   SATORI ELECTRIC COMPANY LIMITED                                                                           20,386
        17,796   SIEMENS AG                                                                                             1,064,246
       151,057   SMURFIT-STONE CONTAINER CORPORATION+                                                                      86,102
        50,900   SOJITZ CORPORATION                                                                                        77,832
           630   SOS CUETARA SA                                                                                             9,467
        42,539   SUPERVALU INCORPORATED                                                                                   506,639
        22,448   SYSCO CORPORATION                                                                                        526,406
         2,300   TOHO PHARMACEUTICAL                                                                                       23,330
        14,969   TRACTOR SUPPLY COMPANY+<<                                                                                574,510
       254,770   UNI-PRESIDENT ENTERPRISES CORPORATION                                                                    245,716
         3,158   UNITED DRUG PLC                                                                                            9,879
        24,096   UNITED NATURAL FOODS INCORPORATED+<<                                                                     433,969
        10,966   UNITED STATIONERS INCORPORATED                                                                           348,828
        13,407   WOLSELEY PLC                                                                                              63,108
                                                                                                                       12,512,804
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 0.80%
         1,800   ABC-MART INCORPORATED                                                                                     61,385
         3,353   ALESCO CORPORATION LIMITED                                                                                11,970
        23,800   ARROW ELECTRONICS INCORPORATED+                                                                          328,440
           600   AS ONE CORPORATION                                                                                        14,294
         2,500   CANON MARKETING JAPAN INCORPORATED                                                                        37,828
         1,781   CELESIO AG                                                                                                45,233
       135,000   CMC MAGNETICS CORPORATION                                                                                 17,976
         5,690   DAEWOO INTERNATIONAL CORPORATION                                                                          69,371
        12,180   DIGITAL CHINA HOLDINGS LIMITED                                                                             3,229
         3,500   FINNING INTERNATIONAL INCORPORATED                                                                        36,180
         3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                          22,160
         4,800   HAKUTO COMPANY LIMITED                                                                                    31,629
         3,309   HALFORDS GROUP                                                                                            12,243
         3,470   HANWHA CHEMICAL (KOREA) CORPORATION                                                                       43,744
        12,000   HANWHA CHEMICAL CORPORATION                                                                               34,200
        39,020   HILL-ROM HOLDINGS INCORPORATED<<                                                                         801,471
         1,953   HYOSUNG CORPORATION                                                                                       45,458
         2,200   INABA DENKI SANGYO COMPANY LIMITED                                                                        60,735
        29,319   INGRAM MICRO INCORPORATED+                                                                               315,766
        31,055   INSIGHT ENTERPRISES INCORPORATED+                                                                        126,394
         2,000   ITOCHU ENEX COMPANY LIMITED                                                                               10,392
         7,000   IWATANI INTERNATIONAL CORPORATION                                                                         14,230
         4,000   JAPAN PULP & PAPER COMPANY LIMITED                                                                        12,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                                          VALUE
------           ---------------------------------------------------------------                                   --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
         9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                   $       24,222
         3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                          43,230
        12,000   KANEMATSU CORPORATION+                                                                                    10,246
         3,500   KATO SANGYO COMPANY LIMITED                                                                               53,348
         3,100   KURODA ELECTRIC COMPANY LIMITED                                                                           23,175
            30   KYOCERA CORPORATION                                                                                        1,863
         1,600   LG INTERNATIONAL CORPORATION                                                                              14,737
        25,321   LKQ CORPORATION+                                                                                         263,845
         1,300   MACNICA INCORPORATED                                                                                      15,903
         8,143   MARTIN MARIETTA MATERIALS INCORPORATED                                                                   713,653
        31,972   METCASH LIMITED                                                                                           83,768
            33   MITSUBISHI CORPORATION                                                                                       812
        76,000   MITSUI & COMPANY LIMITED                                                                                 675,394
           263   MITSUI & COMPANY LIMITED ADR<<                                                                            46,924
         6,000   NAGASE & COMPANY LIMITED                                                                                  52,832
         5,500   NIDEC CORPORATION                                                                                        275,074
        21,308   OMNICARE INCORPORATED                                                                                    513,736
        18,179   OWENS & MINOR INCORPORATED                                                                               754,974
        21,521   PATTERSON COMPANIES INCORPORATED+                                                                        405,025
        27,626   PEP BOYS-MANNY, MOE & JACK                                                                               124,317
        20,417   POOL CORPORATION<<                                                                                       351,785
        17,235   PREMIER FOODS PLC                                                                                          5,775
           807   RUSSEL METALS INCORPORATED                                                                                11,290
           700   RYOSHOKU LIMITED                                                                                          13,721
           800   RYOYO ELECTRO CORPORATION                                                                                  6,198
         9,751   SAMSUNG CORPORATION                                                                                      263,559
         1,291   STRAUSS GROUP LIMITED                                                                                     12,542
           988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                               3,507
       120,494   SYCAMORE NETWORKS INCORPORATED+                                                                          369,917
         7,000   TAT HONG HOLDINGS LIMITED                                                                                  2,437
        32,497   TECH DATA CORPORATION+                                                                                   566,748
         2,000   TOKAI CORPORATION                                                                                          8,843
         2,600   TOMEN ELECTRONICS CORPORATION                                                                             28,402
         1,316   TOROMONT INDUSTRIES LIMITED                                                                               24,607
         3,700   TOYO CORPORATION                                                                                          48,350
           900   TRUSCO NAKAYAMA CORPORATION                                                                               10,559
           451   TRYGVESTA A/S                                                                                             26,230
         2,100   VALOR COMPANY LIMITED                                                                                     18,772
        18,717   WESCO INTERNATIONAL INCORPORATED+                                                                        276,824
        31,945   WPG HOLDINGS COMPANY LIMITED                                                                              13,897
        12,780   WW GRAINGER INCORPORATED                                                                                 901,885
         2,000   YOKOHAMA REITO COMPANY                                                                                    13,017
        10,000   YUASA TRADING COMPANY LIMITED                                                                              9,382
                                                                                                                        9,242,166
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $1,819,149,385)                                                                           1,131,921,512
                                                                                                                   --------------

                                                                                                 EXPIRATION DATE
                                                                                                 ---------------
RIGHTS: 0.02%
         4,350   AB INBEV RIGHTS+                                                                   12/09/2008             52,504
        29,415   CENTRICA PLC RIGHTS+                                                               12/12/2008             33,477
         6,884   CENTROS COMERCIALES SUDAMERICANOS SA RIGHTS+(a)                                    12/29/2008                  0
        24,107   CONNECTEAST RIGHTS+(a)                                                             12/15/2008                474
        10,802   CSR LIMITED RIGHTS+(a)                                                             12/10/2008                  0
         1,633   DEUTSCHE POSTBANK AG RIGHTS+                                                       11/26/2008                  2
        14,014   DISH TV INDIA RTS+(a)                                                              10/08/2008                  0
           637   EUROCOMMERCIAL PROPERTIES NV+(a)                                                   11/28/2008                  0
        49,425   FORTIS RIGHTS+(a)                                                                  07/01/2014                  0
         4,000   GETINGE AB RIGHTS+(a)                                                              12/18/2008                753
        19,523   INCITEC PIVOT RIGHTS+(a)                                                           12/04/2008              1,920
        20,800   LION DIVERSIFIED HOLDINGS RIGHTS+(a)                                               12/10/2008                  0
         9,602   MINARA RESOURCES LIMITED RIGHTS+                                                   12/28/2008                 25

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES           SECURITY NAME                                                                   EXPIRATION DATE        VALUE
------           ---------------------------------------------------------------                 ---------------   --------------
RIGHTS (continued)
       471,762   ROYAL BANK OF SCOTLAND SUBSCRIPTION RIGHTS+(a)                                     11/25/2008     $            0
        73,768   ROYAL DUTCH RIGHTS+(a)                                                             12/10/2009                  0
        14,119   SAPPI LIMITED+                                                                     12/12/2008             20,871
        10,039   STANDARD CHARTERED PLC RIGHTS+                                                     12/17/2008             63,304
         6,800   SWEDBANK AB RIGHTS+(a)                                                             12/16/2008              4,685
        31,984   UNILEVER NV RIGHTS+(a)                                                             12/03/2009                  0
TOTAL RIGHTS (COST $168,639)                                                                                              178,015
                                                                                                                   --------------
WARRANTS: 0.00%
         2,479   BEACH PETROLEUM LIMITED WARRANTS+                                                  06/30/2010                 68
         1,583   BURU ENERGY LIMITED WARRANT+                                                       10/10/2010                 13
       107,854   CHAMPION TECHNOLOGY HOLDINGS LIMITED WARRANTS+                                     04/16/2009                139
         3,300   IJM LAND BHD WARRANTS+                                                             09/11/2013                182
       203,875   MATAHARI PUTRA WARRANTS+                                                           07/12/2010                356
        17,250   OSIM WARRANTS+(a)                                                                  06/23/2011                  0
         5,759   PYI CORPORATION WARRANT+                                                           09/25/2009                 15
         1,457   REINET INVESTMENTS SCA+(a)                                                         12/12/2008             10,072
           700   TAT HONG HOLDINGS LIMITED WARRANTS+                                                08/02/2013                 14
TOTAL WARRANTS (COST $1,132)                                                                                               10,859
                                                                                                                   --------------
PREFERRED STOCKS: 0.62%
        32,000   ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                     27,220
       106,679   BANCO BRADESCO SA                                                                                      1,133,149
        58,863   BANCO ITAU HOLDING FINANCEIRA SA                                                                         681,152
           557   CASINO GUICHARD PERRACHON SA PREFERRED                                                                    24,447
        10,554   CIA DE BEBIDAS DAS AMERICAS PREFERRED SHARES                                                             457,714
        18,860   CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                                 297,408
       145,830   COMPANHIA VALE DO RIO DOCE CLASS A                                                                     1,571,044
         8,213   EMBOTELLADORA ANDINA SA A SHARES PREFERRED                                                                15,171
         7,326   EMBOTELLADORA ANDINA SA B SHARES PREFERRED                                                                16,305
        44,302   GERDAU SA PREFERRED                                                                                      288,849
           357   MACQUARIE AIRPORT PREFERRED+                                                                              23,611
         5,767   MALAYSIAN AIRLINE PREFERRED SHARES                                                                         1,050
        16,956   METALURGICA GERDAU SA                                                                                    151,114
       216,804   PETROLEO BRASILEIRO SA                                                                                 1,909,714
           805   RWE AG PREFERRED                                                                                          47,251
        17,177   TELE NORTE LESTE PARTICIPACOES SA                                                                        251,950
        18,590   UNIPOL PREFERRED                                                                                          18,734
        17,102   USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                           173,165
         2,091   VOLKSWAGEN AG PREFERRED                                                                                   84,998
TOTAL PREFERRED STOCKS (COST $11,238,303)                                                                               7,174,046
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 10.08%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.64%
     4,705,043   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                               4,705,043
     4,705,043   DAILY ASSETS FUND INSTITUTIONAL                                                                        4,705,043
     4,705,043   DREYFUS CASH MANAGEMENT FUND                                                                           4,705,043
     4,705,043   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        4,705,043
                                                                                                                       18,820,172
                                                                                                                   --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
---------                                                                          -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.44%
     1,041,280   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                               1.25         12/01/2008         1,041,280
    30,852,741   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $30,853,461)                0.28         12/01/2008        30,852,741
     2,256,647   BANK OF IRELAND                                                        0.30         12/01/2008         2,256,647
     1,041,280   BNP PARIBAS PARIS                                                      1.00         12/01/2008         1,041,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   --------------
  COLLATERAL INVESTED IN OTHER ASSETS (continued)
     1,969,231   CHEYNE FINANCE LLC++(a)+/-####(i)                                      0.00         02/25/2008    $       32,492
     1,516,107   CHEYNE FINANCE LLC++(a)+/-####(i)                                      0.00         05/19/2008            25,016
     2,082,560   CITIBANK CREDIT CARD ISSUANCE TRUST++                                  1.20         12/01/2008         2,082,421
    34,709,334   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $34,710,202)                0.30         12/01/2008        34,709,334
     1,542,637   DEXIA CREDIT LOCAL DE FRANCE SA                                        1.70         12/01/2008         1,542,637
     2,313,956   FORTIS BANK (GRAND CAYMAN)                                             1.05         12/01/2008         2,313,956
     7,318,027   GRYPHON FUNDING LIMITED(a)(i)                                          0.00         08/23/2009         3,105,039
     1,973,804   MONT BLANC CAPITAL CORPORATION++                                       1.25         12/01/2008         1,973,667
     1,041,280   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $1,041,388)                    1.25         12/01/2008         1,041,280
     1,542,637   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,542,669)                 0.25         12/01/2008         1,542,637
     1,041,280   NATIXIS                                                                1.00         12/01/2008         1,041,280
     2,005,428   SOCIETE GENERALE (CAYMAN LSLANDS)                                      0.75         12/01/2008         2,005,428
     3,316,670   VICTORIA FINANCE LLC++(a)+/-####(i)                                    0.82         07/28/2008         2,222,169
     1,928,296   VICTORIA FINANCE LLC++(a)+/-####(i)                                    0.85         08/07/2008         1,291,959
     2,391,087   VICTORIA FINANCE LLC++(a)+/-####(i)                                    2.22         04/03/2008         1,602,029
     3,856,593   VICTORIA FINANCE LLC++(a)+/-####(i)                                    2.23         02/15/2008         2,583,917
     3,041,323   WHITE PINE FINANCE LLC++(a)+/-####(i)                                  2.18         02/22/2008         2,691,266
                                                                                                                       96,998,475
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $122,247,086)                                                           115,818,647
                                                                                                                   --------------

SHARES
------
SHORT-TERM INVESTMENTS: 0.70%
     8,056,018   WELLS FARGO ADVANTAGE MONEY MARKET
                    TRUST~+++                                                                                           8,056,018
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,056,018)                                                                          8,056,018
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,960,860,563)*                                          109.89%                                            $1,263,159,097
OTHER ASSETS AND LIABILITIES, NET                                (9.89)                                              (113,710,823)
                                                                ------                                             --------------
TOTAL NET ASSETS                                                100.00%                                            $1,149,448,274
                                                                ------                                             --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,181,159.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,056,018.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MASTER PORTFOLIOS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio maintains an accumulating net asset value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                     TOTAL FAIR
                                                                                     VALUE AS OF
MASTER PORTFOLIOS                       LEVEL 1         LEVEL 2        LEVEL 3       11/30/2008
----------------------------------   ------------   --------------   -----------   --------------
Diversified Fixed Income Portfolio   $ 73,503,638   $1,066,209,659   $ 8,115,320   $1,147,828,617
Diversified Stock Portfolio           860,654,709      388,702,390    13,801,998    1,263,159,097
Money Market Portfolio                          0      116,891,220       670,000      117,561,220

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                       TOTAL UNREALIZED
MASTER PORTFOLIOS                       LEVEL 1         LEVEL 2        LEVEL 3     APPRECIATION/(DEPRECIATION)
----------------------------------   ------------   --------------   -----------   ---------------------------
Diversified Fixed Income Portfolio     ($414,504)         $0             $0                 ($414,504)
Diversified Stock Portfolio           (1,042,452)          0              0                (1,042,452)

* Other financial instruments include: futures, options, sale commitments, and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            Diversified Fixed   Diversified Stock   Money Market
                                             Income Portfolio       Portfolio        Portfolio
                                            -----------------   -----------------   ------------
BALANCE AS OF 02/29/2008                       $ 22,011,439        $23,131,367        $ 891,600
   Accrued discounts/premiums                            21                  0                0
   Realized gain (loss)                            (653,285)        (2,200,938)               0
   Unrealized appreciation/(depreciation)        (1,980,249)        (2,495,695)        (221,600)
   Net purchases (sales)                        (10,337,938)        (4,607,983)               0
   Transfer out of Level 3                         (924,668)           (24,753)               0
BALANCE AS OF 11/30/2008                       $  8,115,320        $13,801,998        $ 670,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                 CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 23, 2009


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 23, 2009


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: January 23, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

Date: January 23, 2009